Redacted LoanID	Loan Number	Seller ID	Borrower	Property State	As-of Date	Is Due Date Available?	Due Date	Default Status	Missing Comments Starting 1	Missing Comments End 1	Missing Comments Starting 2	Missing Comments End 2	Exception Comments	Summary Comment	Last Borrower Contact Date	Servicer Contact Attempts	Borrower Contact Comment	Borrower Intention	Active Cease and Desist Order?	Reason For Default	Future Default Risk	Imminent Default probable?	Ability to Pay	Willingness to Pay	Evidence of Dispute	Is there evidence the primary borrower or co-borrower is deceased?	Last Inspection Completed Date	Current Occupancy - inspection	Occupancy - borrower	First Vacancy Date	Foreclosure?	Foreclosure Initiation Date	Last FC Stage	Last FC Stage Date	Is there evidence the current foreclosure may be dismissed?	FCL Delay Code	Greater than 1 year DQ and not in FCL flag	Unexplained Lack of Enforcement (Non-Foreclosure Related)	Bankruptcy?	Bankruptcy Chapter
B953BDDD-B047-4076-B9D7-2D8226D91850	xxx	xxx	xxx	FL	2/26/2018	Yes	10/1/2017	Loss Mitigation
• ACTIVE LOSS MITIGATION: The borrower was placed on an extended forbearance plan on 1/9/2018 with payments in the amount of $2153.05. The borrower is currently making payments under this plan.
• CURRENT FEMA DISASTER AREA: A comment on 9/22/2017 reports the property is located in a federally declared disaster area. The servicer placed the borrower on an a extended forbearance plan on 1/9/2018. There is no indicaiton of property damage in the commentary.
 • CEASE AND DESIST: Commentary dated 3/22/2017 indicates there is a cease and desist order which is referenced throughout the review period.

LOAN STATUS: The loan is currently in Loss Mitigation status. The reason for default is reported to be Not Determined.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 2/1/2018. The borrower called in on 2/1/2018 to make a payment in the amount of $2,153.05 and scheduled the 3/1/2018 payment in the amount of $2,153.05. The 2/1/2018 payment is reported per the pay history.
LOSS MITIGATION: There is evidence of an active Repayment Plan associated with this loan. The Repayment Plan was approved on xxx. The prior loss mitigation review of Loan Modification was Completed on an unknown date.
 OCCUPANCY: The most recent inspection was completed on 1/3/2018.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the property was Not Determined.
															2/1/2018	Contact attempts made during cease and desist	The borrower called in on 2/1/2018 to make a payment in the amount of $2,153.05 and scheduled the 3/1/2018 payment in the amount of $2,153.05. The 2/1/2018 payment is reported per the pay history.	Retention	Yes	Not Determined	Medium	No	Medium	High	No	No	1/3/2018	Owner Occupied	Not Determined		Never						No	No	Never
6B8A5342-872D-4C4A-8DD5-AD8283B25D22	xxx	xxx	xxx	FL	2/26/2018	Yes	10/1/2017	Loss Mitigation
• ACTIVE LOSS MITIGATION: Loss mitigation was discussed with the borrower on 11/6/2017. A modification trial plan was approved on xxx. The servicer explained the trial plan on 1/29/2018 and the borrower was advised to call in the payments during the trial period. A comment on 2/15/2018 reported the trial plan is scheduled to begin in March. No other terms of the trial plan were disclosed.
 • CURRENT FEMA DISASTER AREA: A comment on 9/22/2017 reports the property is located in a federally declared disaster area. There is no indicaiton of property damage in the commentary.

LOAN STATUS: The loan is currently in Loss Mitigation status. The reason for default is reported to be Curtailment of Income.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 1/29/2018. Contact with the borrower occurred on 1/29/2018 in which the servicer explained the terms of the trial payment plan. The borrower understood and agreed to call in the payments while on the trial plan. As of the end of the review period, the trial plan is pending receipt of the first payment.
LOSS MITIGATION: There is evidence of an active Loan Modification associated with this loan. The loan modification trial was approved on xxx. The prior loss mitigation review of Loan Modification was Completed on 3/xx/2017.
 OCCUPANCY: The most recent inspection was completed on 1/4/2018.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the property was Not Determined.
															1/29/2018	Contact made with borrower
Contact with the borrower occurred on 1/29/2018 in which the servicer explained the terms of the trial payment plan. The borrower understood and agreed to call in the payments while on the trial plan. As of the end of the review period, the trial plan is pending receipt of the first payment.
																		Retention	No	Curtailment of Income	Medium	No	Medium	High	No	No	1/4/2018	Owner Occupied	Not Determined		Never						No	No	Never
8727CC9B-C208-4E4D-B3CD-5B4B3154E08D	xxx	xxx	xxx	OH	2/26/2018	Yes	1/1/2018	Collections
LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Curtailment of Income.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 2/26/2018. The borrower contacted the servicer on 2/26/2018 and advised that they are unable to make the payment as of this date. The borrower stated that they will call back to request to pay two payments next month and pay one and half payments each month for the two following months. The reason for default is due to curtailment of income.
LOSS MITIGATION: There is evidence of a previous Completed Repayment Plan associated with this loan.  The prior loss mitigation review of Repayment Plan was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 2/12/2018.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the property was Not Determined.
															2/26/2018	Contact made with borrower
The borrower contacted the servicer on 2/26/2018 and advised that they are unable to make the payment as of this date. The borrower stated that they will call back to request to pay two payments next month and pay one and half payments each month for the two following months. The reason for default is due to curtailment of income.
																		Retention	No	Curtailment of Income	Medium	No	Medium	Medium	No	No	2/12/2018	Owner Occupied	Not Determined		Never						No	No	Never
2B6D2285-D8C9-4080-B04F-9EFCBBE6C834	xxx	xxx	xxx	FL	2/26/2018	Yes	2/24/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 2/22/2018. The borrower called in on 2/22/2018 and inquired about removing the escrow account. The servicer advised the borrower to send in a written request along with proof of payment for property taxes.
 OCCUPANCY: The most recent inspection was completed on 6/4/2017.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the property was Not Determined.
															2/22/2018	Contact made with borrower	The borrower called in on 2/22/2018 and inquired about removing the escrow account. The servicer advised the borrower to send in a written request along with proof of payment for property taxes.	Retention	No	Current	Low	No	Medium	Medium	No	No	6/4/2017	Occupied by Unknown	Not Determined		Never						No	No	Never
2A4655F9-0EE7-42D1-9D75-741091AA89D6	xxx	xxx	xxx	FL	2/26/2018	Yes	10/1/2017	Loss Mitigation
• ACTIVE LOSS MITIGATION: Loss mitigation options were discussed on 11/27/2017 and the borrower expressed interest in a modification. On xxx, the borrower was approved for a streamline modification with trial payments in the amount of $1,640.13 per month. The borrower previously made the first trial payment in the amount of $1,625.87 on 1/16/2018 and the remaining $14.26 to complete the trial payment on 1/18/2018. A comment on 2/23/2018 reports the trial plan will begin in March; however, given the borrower made the first trial payment, the next payment is due for April per a comment on 1/23/2018.
• PROPERTY DAMAGE: The servicer spoke with the borrower on 9/14/2017 and the borrower indicated the property was impacted by Hurricane xxx. The borrower stated they have a roof leak, the fence is down, and has several other repairs to make within the home. A comment on 9/18/2017 reports the borrower was awaiting an adjuster to inspect the property to file a hazard insurance claim. On 10/11/2017, the servicer inquired about the damages and the borrower responded that they would call the servicer back. No other information was provided throughout the review period regarding the property damage, insurance claim filing, or status of repairs.
 • CURRENT FEMA DISASTER AREA: A comment on 9/21/2017 reports the property is located in a federally declared disaster area.

LOAN STATUS: The loan is currently in Loss Mitigation status. The reason for default is reported to be Curtailment of Income.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Dismissed on xxx. The most recently documented status of the bankruptcy was Dismissed as of xxx.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 2/16/2018. On 1/23/2018, the borrower inquired about the trial plan and the servicer advised the next trial payment is due for April.
DAMAGE: There is evidence of property damage caused by Storm Damage, the total of which was not provided.
LOSS MITIGATION: There is evidence of an active Loan Modification associated with this loan. The loan modification trial was in process as of 2/xx/2018. The prior loss mitigation review of Forbearance was Completed on 12/xx/2017.
 OCCUPANCY: The most recent inspection was completed on 1/31/2018.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the property was Not Determined.
															2/16/2018	Contact made with borrower	On 1/23/2018, the borrower inquired about the trial plan and the servicer advised the next trial payment is due for April.	Retention	No	Curtailment of Income	Medium	No	Medium	Medium	No	No	1/31/2018	Owner Occupied	Not Determined		Never						No	No	Previously	13
C25BB5A5-2FFA-49FA-AF7A-A42DBFB8491E	xxx	xxx	xxx	FL	2/26/2018	Yes	2/23/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 6/12/2017. On 6/12/2017, the borrower called and requested that a late charge assessed on 4/7/2017 in the amount of $59.74 be waived. The servicer went over the late charges and provided a copy of the payment history. On 6/xx/2017, the servicer mailed a denial letter indicating the borrower was not eligible for a courtesy waiver. Attempts to contact the borrower since this time have been unsuccessful.
 OCCUPANCY: The most recent inspection date is not available.  The inspection determined the occupancy of the property was Not Determined.  The occupancy of the property was Not Determined through conversations with the borrower.
															6/12/2017	Contact made with borrower
On 6/12/2017, the borrower called and requested that a late charge assessed on 4/7/2017 in the amount of $59.74 be waived. The servicer went over the late charges and provided a copy of the payment history. On 6/xx/2017, the servicer mailed a denial letter indicating the borrower was not eligible for a courtesy waiver. Attempts to contact the borrower since this time have been unsuccessful.
																		Retention	No	Current	Low	No	Medium	High	No	No		Not Determined	Not Determined		Never						No	No	Never
8B40DB3C-A679-4D1A-A9B2-456035471C7E	xxx	xxx	xxx	MD	12/6/2016	Yes	1/1/2017	Current					N/A
 FORECLOSURE: Servicing comments dated 12/xx/2015 indicate the customer was advised the foreclosure was closed and billed.
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: Servicing comments dated 12/xx/2015 indicate an executed modification was sent to the customer.
 PROPERTY DAMAGE: There is no evidence of property damage.
  EXCEPTIONS: No exceptions were identified.
																				Current								Not Determined			Previously		Close and Bill						Never	N/A
43E372F3-0F04-4787-9CB2-859CD7847E7E	xxx	xxx	xxx	DE	9/21/2016	Yes	1/1/2017	Current					N/A
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
  EXCEPTIONS: No exceptions were identified.
																				Current								Not Determined			Never		N/A						Never	N/A
B953211F-7E1D-441A-8233-6E80AB4366C7	xxx	xxx	xxx	WA	10/5/2016	Yes	1/1/2017	Current					N/A
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
  ADDITIONAL INFORMATION: Commentary dated 12/2/2015 indicated that the borrower previously submitted a credit bureau dispute for a credit reversal.  The dispute was resolved as of 2/xx/2016; a review of the account determined that adjustments to the credit history were not warranted as there were various instances in which payments were received late.  A property inspection dated 12/4/2015 reported the subject as non-owner occupied.
																				Current								Occupied by Unknown			Never		N/A						Never	N/A
D5012166-F3BE-4CE0-9F7D-DC38180A7773	xxx	xxx	xxx	FL	1/16/2017	Yes	3/1/2017	Current
An incomplete modification letter was sent to the borrower on 3/1/2016 and the servicer sent a non-HAMP missing documents letter on 4/5/2016. A comment on 4/5/2016 indicated the borrower was self-employed. Contact was made with the borrower on 4/14/2016 and the servicer discussed the documents needed for the modification. The borrower was HAMP eligible as of 4/20/2016 and the servicer reached out to the borrower on 5/3/2016 indicating more documents were needed. A HAMP solicitation letter was mailed on 5/19/2016. A comment on 5/23/2016 indicated the borrower would send over the necessary documents for a loss mitigation review. The servicer sent out a non-HAMP missing documents letter on 5/27/2016, 6/6/2016, and 6/30/2016. A non-HAMP complete package was sent to the borrower on 7/7/2016. The borrower was denied for HAMP tier two on xxx as the debt to income was too low. A deferred modification agreement letter was sent to the borrower on 7/20/2016 and the servicer discussed the modification terms with the borrower on 7/21/2016. The modification start date was xxx. The interest rate decreased from xxx to xxx percent for five years and then will be incrementally increased by one percent until a xxx percent rate is reached. xxx of the principal will be deferred. A comment on xxx indicated the modification was completed.

 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: An incomplete modification letter was sent to the borrower on 3/1/2016 and the servicer sent a non-HAMP missing documents letter on 4/5/2016. A comment on 4/5/2016 indicated the borrower was self-employed. Contact was made with the borrower on 4/14/2016 and the servicer discussed the documents needed for the modification. The borrower was HAMP eligible as of 4/20/2016 and the servicer reached out to the borrower on 5/3/2016 indicating more documents were needed. A HAMP solicitation letter was mailed on 5/19/2016. A comment on 5/23/2016 indicated the borrower would send over the necessary documents for a loss mitigation review. The servicer sent out a non-HAMP missing documents letter on 5/27/2016, 6/6/2016, and 6/30/2016. A non-HAMP complete package was sent to the borrower on 7/7/2016. The borrower was denied for HAMP tier two on xxx as the debt to income was too low. A deferred modification agreement letter was sent to the borrower on 7/20/2016 and the servicer discussed the modification terms with the borrower on 7/21/2016. The modification start date was xxx. The interest rate decreased from xxx to xxx percent for five years and then will be incrementally increased by one percent until a xxx percent rate is reached. xxx of the principal will be deferred. A comment on xxx indicated the modification was completed.
 PROPERTY DAMAGE: There is no evidence of property damage.
  ADDITIONAL INFORMATION: Last borrower contact was made 7/22/2016 and the borrower made a payment.
																				Current								Not Determined			Never		N/A						Never	N/A
3F75CF6A-BD0C-4EAF-9A0F-A43900A3827C	xxx	xxx	xxx	VA	2/23/2017	Yes	2/1/2017	Bankruptcy					A comment on 7/25/2016 stated the servicer was reviewing for a modification. A comment on 8/2/2016 indicated documents were being reviewed by the underwriter and a comment on 8/11/2016 indicated the borrower had a prior modification with a modification agreement upload date of xxx. Comments on 8/24/2016 stated the modification had been completed with a modification start date of xxx, a modification rate of xxx, a modification balance of xxx, a modification payment for principal and interest of xxx and the modification payment for principal, interest, taxes and insurance of xxx.
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: A comment on 1/3/2017 stated the borrower filed for Chapter 13 bankruptcy case xxx on xxx. The confirmation hearing was set for xxx and the deadline for filing claims is xxx. A comment on xxx stated a Proof of Claim has been approved for filing.
 LOSS MITIGATION: A comment on 7/25/2016 stated the servicer was reviewing for a modification. A comment on 8/2/2016 indicated documents were being reviewed by the underwriter and a comment on 8/11/2016 indicated the borrower had a prior modification with a modification agreement upload date of xxx. Comments on 8/24/2016 stated the modification had been completed with a modification start date of xxx, a modification rate of xxx, a modification balance of xxx, a modification payment for principal and interest of xxx and the modification payment for principal, interest, taxes and insurance of xxx.
 PROPERTY DAMAGE: There is no evidence of property damage.
  ADDITIONAL INFORMATION: A comment on 8/9/2016 states the property is owner occupied; however, a property inspection completed on 7/6/2016 indicated the occupancy was unknown. Last borrower contact was made 1/12/2017 and the borrower called the servicer; however, the servicer was unable to discuss the borrower’s account due to the active bankruptcy on file.
																				Current								Not Determined			Never		N/A						Currently	13
5901451D-14D9-4C9B-A5CA-76067F36EB65	xxx	xxx	xxx	ME	3/1/2018	Yes	2/1/2018	Collections
LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Not Determined.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 11/22/2017. The last reported borrower conversation was on 11/22/2017. The servicer informed the borrower that the loan was due for November and the borrower denied to process a payment as they would make a payment on 12/1/2017. The borrower refused to provide a reason for default.
LOSS MITIGATION: There is evidence of a previous Completed Payment Deferral/Extension associated with this loan.  The prior loss mitigation review of Payment Deferral/Extension was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 2/4/2017.  The inspection determined the occupancy of the property was Owner Occupied.
															11/22/2017	Contact made with borrower
The last reported borrower conversation was on 11/22/2017. The servicer informed the borrower that the loan was due for November and the borrower denied to process a payment as they would make a payment on 12/1/2017. The borrower refused to provide a reason for default.
																		Retention	No	Not Determined	Medium	No	Medium	Medium	No	No	2/4/2017	Owner Occupied	Owner Occupied		Never						No	No	Never
11A08340-5E4E-445E-A0D6-E6E7558BB155	xxx	xxx	xxx	AL	3/1/2018	Yes	3/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 1/8/2018. On 1/8/2018, the borrower stated they mailed the payment on Saturday, 1/6/2018 and spoke to the servicer four times. The servicer advised that the account would be documented; however, there were no records documented of the servicer speaking with the borrower.
 OCCUPANCY: The most recent inspection was completed on 12/6/2016.  The inspection determined the occupancy of the property was Owner Occupied.
															1/8/2018	Contact made with borrower
On 1/8/2018, the borrower stated they mailed the payment on Saturday, 1/6/2018 and spoke to the servicer four times. The servicer advised that the account would be documented; however, there were no records documented of the servicer speaking with the borrower.
																		Retention	No	Current	Low	No	High	High	No	No	12/6/2016	Owner Occupied	Owner Occupied		Never						No	No	Never
0269B971-EB4B-49F5-A031-266A20F10353	xxx	xxx	xxx	PA	3/1/2018	Yes	3/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 1/22/2018. Contact with the borrower occurred on 1/22/2018 in which the borrower expressed frustration that they continue to receive calls from the servicer while they are on the fresh start program. The borrower also stated that they are setup on automatic payments. The servicer apologized and advised that the calls were a servicer error due to an automated system.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY:   The occupancy of the property was Not Determined through conversations with the borrower.
															1/22/2018	Contact made with borrower
Contact with the borrower occurred on 1/22/2018 in which the borrower expressed frustration that they continue to receive calls from the servicer while they are on the fresh start program. The borrower also stated that they are setup on automatic payments. The servicer apologized and advised that the calls were a servicer error due to an automated system.
																		Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Never
39D25CC5-EDAE-460F-AC9D-276006692B04	xxx	xxx	xxx	TX	3/1/2018	Yes	3/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 2/20/2018. Contact with the borrower occurred on 2/20/2018 in which the borrower stated they have medical issues from 1/xx/2018 and is receiving short term disability. The borrower stated they spoke to someone last month about hardship but wasn't able to do it. The borrower advised they are able to make the monthly payments and will pay late fees another time. The borrower asked for a deferred payment but the servicer advised that they do not do deferments and the borrower understood.  The servicer also advised of the due date and grace days. A speed pay payment was setup for 2/20/2018 in the amount of $1,148.16.
 OCCUPANCY: The most recent inspection was completed on 1/7/2017.  The inspection determined the occupancy of the property was Owner Occupied.
															2/20/2018	Contact made with borrower
Contact with the borrower occurred on 2/20/2018 in which the borrower stated they have medical issues from 1/10/2018 and is receiving short term disability. The borrower stated they spoke to someone last month about hardship but wasn't able to do it. The borrower advised they are able to make the monthly payments and will pay late fees another time. The borrower asked for a deferred payment but the servicer advised that they do not do deferments and the borrower understood.  The servicer also advised of the due date and grace days. A speed pay payment was setup for 2/20/2018 in the amount of $1,148.16.
																		Retention	No	Current	Medium	No	Medium	High	No	No	1/7/2017	Owner Occupied	Owner Occupied		Never						No	No	Never
B8BEEB82-07FF-4EF7-A034-FC32A9867CC8	xxx	xxx	xxx	IN	3/1/2018	Yes	3/1/2018	Current
• DENIED LOSS MITIGATION: The borrower was approved for a repayment plan on 8/31/2016 starting 9/xx/2016 through 11/xx/2016 in the amount of $1,322.84, $1,781.23, $3,562.46 and $5,343.69; however, the plan was broken on 9/xx/2016 as the first payment was denied for insufficient funds.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 12/14/2017. The last borrower contact was on 12/14/2017 in which the borrower called to schedule a payment.
LOSS MITIGATION: There is evidence of a previous Most Recently Denied Repayment Plan associated with this loan.  The prior loss mitigation review of Repayment Plan was Most Recently Denied on xxx.
 OCCUPANCY: The most recent inspection was completed on 11/3/2016.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															12/14/2017	Contact made with borrower	The last borrower contact was on 12/14/2017 in which the borrower called to schedule a payment.	Retention	No	Current	Low	No	High	High	No	No	11/3/2016	Owner Occupied	Not Determined		Never						No	No	Never
F715734D-5C68-4643-A224-F19FC919D9A0	xxx	xxx	xxx	MI	3/1/2018	Yes	3/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 5/4/2017. An inbound call was made on 5/4/2017 and the borrower inquired about the payment increase. The servicer advised that it was due to the increase in the county taxes.
 OCCUPANCY: The most recent inspection was completed on 1/12/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															5/4/2017	Contact made with borrower	An inbound call was made on 5/4/2017 and the borrower inquired about the payment increase. The servicer advised that it was due to the increase in the county taxes.	Retention	No	Current	Low	No	High	High	No	No	1/12/2017	Owner Occupied	Not Determined		Never						No	No	Never
8716C4CD-0CE4-45AD-9462-B64ACFE84433	xxx	xxx	xxx	NY	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 11/xx/2017. Borrower 1 called and requested the name of the servicer’s sister company that can help with refinance.  Borrower 1 wants to remove borrower 2 name from loan.  The borrowers were denied an assumption and was told they would need to refinance to remove a name from the loan.  The name and phone number of the sister company was given to the borrower.
FORECLOSURE: There is evidence of current foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Hold Removed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 5/8/2016.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															11/14/2017	Contact made with borrower
Borrower 1 called and requested the name of the servicer’s sister company that can help with refinance.  Borrower 1 wants to remove borrower 2 name from loan.  The borrowers were denied an assumption and was told they would need to refinance to remove a name from the loan.  The name and phone number of the sister company was given to the borrower.
																		Retention	No	Current	Low	No	High	High	No	No	5/8/2016	Occupied by Unknown	Not Determined		Currently	xxx	Hold Removed	xxx	No	N/A	No	No	Never
C5A918F8-F4B8-40BA-8808-960EA0231238	xxx	xxx	xxx	WA	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 10/7/2016. The borrower called on 10/7/2016 and requested the servicer cancel the monthly ACH payment. Additionally, the borrower informed the servicer they filed for bankruptcy.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															10/7/2016	Contact made with borrower	The borrower called on 10/7/2016 and requested the servicer cancel the monthly ACH payment. Additionally, the borrower informed the servicer they filed for bankruptcy.	Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Previously	7
49835753-4A0F-4A29-A1C5-6964081D1404	xxx	xxx	xxx	NY	4/20/2018	Yes	4/1/2018	Current					• CURRENT FEMA DISASTER AREA: According to a comment on 10/29/2017, the property was in a FEMA declared disaster area. No damage was noted and no further information was provided.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/13/2018. The last contact with the borrower was on 3/13/2018; there was no information about the call other than the servicer spoke to first borrower.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 1/16/2017.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/13/2018	Contact made with borrower	The last contact with the borrower was on 3/13/2018; there was no information about the call other than the servicer spoke to first borrower.	Retention	No	Current	Low	No	High	High	No	No	1/16/2017	Occupied by Unknown	Not Determined		Never						No	No	Never
B454DBFC-0939-48E9-A7BA-1B17BCA03AD0	xxx	xxx	xxx	NJ	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/3/2018. The last borrower contact occurred 1/3/2018, when the servicer contacted an authorized third party for a collections call. The party stated a payment would be made on 1/6/2018. Comments indicate a payment was received on 1/16/2018.
 OCCUPANCY: The most recent inspection was completed on 2/6/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															1/3/2018	Contact made with borrower
The last borrower contact occurred 1/3/2018, when the servicer contacted an authorized third party for a collections call. The party stated a payment would be made on 1/6/2018. Comments indicate a payment was received on 1/16/2018.
																		Not Determined	No	Current	Medium	No	Medium	Medium	No	No	2/6/2017	Owner Occupied	Not Determined		Never						No	No	Never
219DAC24-E52C-4630-A02A-6B51618806D9	xxx	xxx	xxx	MA	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/28/2018. On 3/28/2018, the borrower advised they had recurring payments and had received a statement showing they are due for two months; however, they were advised that once the payment is processed, they will receive an updated statement.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 12/19/2016.  The inspection determined the occupancy of the property was Owner Occupied.
															3/28/2018	Contact made with borrower
On 3/28/2018, the borrower advised they had recurring payments and had received a statement showing they are due for two months; however, they were advised that once the payment is processed, they will receive an updated statement.
																		Retention	No	Current	Low	No	High	High	No	No	12/19/2016	Owner Occupied	Owner Occupied		Never						No	No	Never
1B1D2795-186B-4861-96FB-BDD4DA559107	xxx	xxx	xxx	NY	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/5/2018. On 3/5/2018, the borrower called the servicer to inquire about the $20 past due amount on the account, and the servicer explained the charge to the borrower.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/5/2018	Contact made with borrower	On 3/5/2018, the borrower called the servicer to inquire about the $20 past due amount on the account, and the servicer explained the charge to the borrower.	Retention	No	Current	Low	No	Medium	Medium	No	No			Not Determined		Never						No	No	Never
F623558E-09B6-4C2C-BD80-BC5917D76A9B	xxx	xxx	xxx	FL	4/20/2018	Yes	4/1/2018	Current
• PROPERTY DAMAGE: The borrower informed the servicer on 9/26/2017 that the property was damaged during Hurricane xxx. The borrower indicated on 12/5/2017 that an insurance settlement check had been received. A servicer comment dated 12/12/2017 states that the amount of the settlement check is xxx. A servicer comment on 3/17/2018 indicates that the borrower had received a letter about a property inspection related to hazard insurance. It was not stated whether the repairs to the property had been made during the review period.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/23/2018. The last borrower contact occurred 3/23/2018, when the borrower called the servicer to set up a Flexpay payment. A payment in the amount of $515.07 was scheduled for 3/23/2018 with another after on 4/13/2018.
DAMAGE: There is evidence of property damage caused by Storm Damage which is estimated to total $0-$5,000.
 OCCUPANCY: The most recent inspection was completed on 9/26/2017.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/23/2018	Contact made with borrower
The last borrower contact occurred 3/23/2018, when the borrower called the servicer to set up a Flexpay payment. A payment in the amount of $515.07 was scheduled for 3/23/2018 with another after on 4/13/2018.
																		Retention	No	Current	Medium	No	Medium	Medium	No	No	9/26/2017	Occupied by Unknown	Not Determined		Never						No	No	Never
03F4CD4E-54A6-47BE-AA4E-4CB6ECFA09E2	xxx	xxx	xxx	WI	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 12/6/2017. On 12/6/2017, the borrower called in and gave verbal authorization for their family member.  The borrower stated they made a payment on 11/3/2017; however, it did not draft, and they were advised there was no payment on file. The borrower was unable to make a payment online due to the delinquency, so they made payments for October and November's payments over the phone in the total amount  of $2,578.42.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															12/6/2017	Contact made with borrower
On 12/6/2017, the borrower called in and gave verbal authorization for their family member.  The borrower stated they made a payment on 11/3/2017; however, it did not draft, and they were advised there was no payment on file. The borrower was unable to make a payment online due to the delinquency, so they made payments for October and November's payments over the phone in the total amount  of $2,578.42.
																		Retention	No	Current	Low	No	Medium	Medium	No	No			Not Determined		Never						No	No	Never
A5597C86-C635-4809-9153-A4F2F24445CB	xxx	xxx	xxx	IL	4/20/2018	Yes	3/19/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 12/8/2017. On 12/8/2017, the co-borrower called to get assistance with their Flexpay. The co-borrower was advised that the Flexpay was cancelled because it was the wrong amount and were provided with the fax number to have it set up again.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															12/8/2017	Contact made with borrower
On 12/8/2017, the co-borrower called to get assistance with their Flexpay. The co-borrower was advised that the Flexpay was cancelled because it was the wrong amount and were provided with the fax number to have it set up again.
																		Retention	No	Current	Medium	No	Medium	Medium	No	No			Not Determined		Never						No	No	Never
6C78CBD4-4675-45F8-A080-3A9BF203FB57	xxx	xxx	xxx	MA	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: Contact attempted but unable to contact borrower.  There is no evidence of recent borrower contact.
 OCCUPANCY: The most recent inspection was completed on 1/5/2017.  The inspection determined the occupancy of the property was Occupied by Unknown.
																Contact attempted but unable to contact borrower		No Contact	No	Current	Low	No	Medium	Medium	No	No	1/5/2017	Occupied by Unknown	No Borrower Contact		Never						No	No	Never
A4677EF0-E673-4544-8C5D-2B77A1116D5E	xxx	xxx	xxx	ME	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/16/2018. The borrower called in and gave verbal authorization accepting the fresh start modification. The modification was completed on 2/xx/2018.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 2/3/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															2/16/2018	Contact made with borrower	The borrower called in and gave verbal authorization accepting the fresh start modification. The modification was completed on 2/xx/2018.	Retention	No	Current	Low	No	High	High	No	No	2/3/2017	Owner Occupied	Not Determined		Never						No	No	Never
513956F0-68D1-492F-8F58-F7811BCF4A85	xxx	xxx	xxx	CA	4/20/2018	Yes	4/20/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is Not Determined. The bankruptcy was reported as Discharged; however, the date was not available in the review period.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/3/2018. The last borrower conversation was on 1/3/2018 and the borrower was calling about their insurance and a refund check. The servicer advised the borrower to send in the check to the insurance department.
 OCCUPANCY: The most recent inspection was completed on 7/24/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															1/3/2018	Contact made with borrower	The last borrower conversation was on 1/3/2018 and the borrower was calling about their insurance and a refund check. The servicer advised the borrower to send in the check to the insurance department.	Retention	No	Current	Low	No	Medium	Medium	No	No	7/24/2017	Not Determined	Not Determined		Never						No	No	Previously	7
D445AF77-99BE-41FE-B325-F6EF2DC7ECD4	xxx	xxx	xxx	KY	4/20/2018	Yes	3/28/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 10/27/2017. The last borrower contact occurred on 10/27/2017, when the borrower called the servicer to make a payment.
 OCCUPANCY: The most recent inspection was completed on 1/3/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															10/27/2017	Contact made with borrower	The last borrower contact occurred on 10/27/2017, when the borrower called the servicer to make a payment.	Not Determined	No	Current	Medium	No	Medium	Medium	No	No	1/3/2017	Owner Occupied	Not Determined		Never						No	No	Never
0B628CD2-D5D2-4B6D-8145-43C9FE4FCD6B	xxx	xxx	xxx	GA	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is Not Determined. The bankruptcy was reported as Discharged; however, the date was not available in the review period.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/26/2018. Commentary on 2/26/2018 indicated that the borrower was at work and requested a call back.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															2/26/2018	Contact made with borrower	Commentary on 2/26/2018 indicated that the borrower was at work and requested a call back.	Retention	No	Current	Low	No	Medium	Medium	No	No			Not Determined		Never						No	No	Previously	7
BE4AF676-DD70-4614-BFA9-DC99A4F105F9	xxx	xxx	xxx	UT	4/20/2018	Yes	5/1/2018	Current/Bankruptcy
LOAN STATUS: The loan is currently in Current/Bankruptcy status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is Not Determined. The bankruptcy is active as of 4/xx/2018.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/30/2017. The last contact with the borrower was on 3/30/2017 when the borrower called to inquire about their billing.  They wanted to know why they have not received a billing statement.  The borrower was advised it was being sent to their attorney due they are being represented by an attorney.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/30/2017	Contact made with borrower	The last contact with the borrower was on 3/30/2017 when the borrower called to inquire about their billing. They wanted to know why they have not received a billing statement. The borrower was advised it was being sent to their attorney due they are being represented by an attorney.	Retention	No	Current	Low	No	High	High	No	No			Not Determined		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Previously	13
86752442-3E57-418D-AB7F-3928D17141C1	xxx	xxx	xxx	PA	4/20/2018	Yes	4/1/2018	Current/Bankruptcy					• CEASE AND DESIST: The borrower is under a currently, active Chapter 13 and is being represented by an attorney per comment on 11/15/2016.
LOAN STATUS: The loan is currently in Current/Bankruptcy status.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy is active as of 4/xx/2018. The most recently documented status of the bankruptcy was Performing under Plan as of 4/xx/2018.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/20/2018. The last borrower contact was on 3/20/2018 in which the borrower called to make a payment in the amount of $1,600.00.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Denied Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 1/4/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															3/20/2018	Contact made with borrower	The last borrower contact was on 3/20/2018 in which the borrower called to make a payment in the amount of $1,600.00.	Retention	Yes	Current	Low	No	Medium	Medium	No	No	1/4/2017	Not Determined	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Currently	13
429D7E5B-9891-4C4E-A18D-BC68E96742BD	xxx	xxx	xxx	NY	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is Not Determined. The bankruptcy was reported as Discharged; however, the date was not available in the review period.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 9/13/2017. The last contact with the borrower was on 9/13/2017, the borrower stated they have been paying extra each month to pay the month they are behind.
 OCCUPANCY: The most recent inspection was completed on 6/25/2016.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															9/13/2017	Contact made with borrower	The last contact with the borrower was on 9/13/2017, the borrower stated they have been paying extra each month to pay the month they are behind.	Retention	No	Current	Low	No	High	High	No	No	6/25/2016	Occupied by Unknown	Not Determined		Never						No	No	Previously	7
78F54E87-595B-404E-921E-395E51149F21	xxx	xxx	xxx	KY	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 5/2/2017. The borrower was contacted regarding making a payment on 5/2/2017.  The borrower stated a payment was mailed on 4/26/17 in the amount of $1,869.22.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 6/7/2016.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															5/2/2017	Contact made with borrower	The borrower was contacted regarding making a payment on 5/2/2017. The borrower stated a payment was mailed on 4/26/17 in the amount of $1,869.22.	Retention	No	Current	Low	No	High	High	No	No	6/7/2016	Occupied by Unknown	Not Determined		Previously		Close and Bill	xxx	No	N/A	No	No	Never
8C26D474-1998-4C38-BB84-C864F65914BD	xxx	xxx	xxx	VA	4/20/2018	Yes	4/20/2018	Current	4/1/2016	10/30/2016			• MISSING COMMENTS: There are missing servicing comments from 4/1/16 to 10/30/2016
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/22/2018. The last contact with the borrower was on 2/22/2018, the borrower wanted to know why a payment was processed for $2,889.63.  The borrower was advised the payment was processed because of the Fresh Start program.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 1/24/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															2/22/2018	Contact made with borrower
The last contact with the borrower was on 2/22/2018, the borrower wanted to know why a payment was processed for $2,889.63.  The borrower was advised the payment was processed because of the Fresh Start program.
																		Retention	No	Current	Medium	No	Medium	Medium	No	No	1/24/2017	Owner Occupied	Not Determined		Never						No	No	Never
A8B6523C-EA71-4D59-B5AC-27D6F4C9466F	xxx	xxx	xxx	FL	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 10/9/2017. The most recent contact occurred on 10/9/2017 when the borrower requested a modification package be sent to the mailing address on file. There is no indication that the borrower returned the modification package.
 OCCUPANCY: The most recent inspection was completed on 10/13/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															10/9/2017	Contact made with borrower
The most recent contact occurred on 10/9/2017 when the borrower requested a modification package be sent to the mailing address on file. There is no indication that the borrower returned the modification package.
																		Retention	No	Current	Low	No	High	High	No	No	10/13/2017	Owner Occupied	Not Determined		Never						No	No	Never
51182539-0E71-4048-946A-AF5948B76787	xxx	xxx	xxx	FL	4/20/2018	Yes	4/1/2018	Current
• PROPERTY DAMAGE: According to a comment on 2/20/2018, the borrower indicated the property was damaged and they sent two insurance claim checks to the servicer. It was reported that the two checks totaled $12,621.69 and the borrower requested the disbursement of funds for repairs. However, the servicer advised it was a monitored claim and documents were outstanding prior to the funds being released. The most recent update on 4/4/2018 revealed that the required documents remain outstanding.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/12/2018. The most recent contact occurred on 3/12/2018 when the authorized third party called regarding the claim check. The servicer advised the contractor’s documents remained outstanding which prevented the funds from being released.
DAMAGE: There is evidence of property damage caused by Not Determined which is estimated to total $10,000-$50,000.
 OCCUPANCY: The most recent inspection was completed on 9/28/2017.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/12/2018	Contact made with borrower
The most recent contact occurred on 3/12/2018 when the authorized third party called regarding the claim check. The servicer advised the contractor’s documents remained outstanding which prevented the funds from being released.
																		Retention	No	Current	Low	No	High	High	No	No	9/28/2017	Occupied by Unknown	Not Determined		Never						No	No	Never
E134F6BF-2A7F-4DDD-BBFB-30B1A7C173B4	xxx	xxx	xxx	MD	4/20/2018	Yes	4/1/2018	Current						LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Contact attempted but unable to contact borrower. There is no evidence of recent borrower contact.		Contact attempted but unable to contact borrower		No Contact	No	Current	Medium	No	Medium	Medium	No	No			No Borrower Contact		Never						No	No	Never
51B7F8E8-6282-40DE-8CC3-30B5E1505B62	xxx	xxx	xxx	MA	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is Not Determined. The bankruptcy was reported as Discharged; however, the date was not available in the review period.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/1/2018. The most recent contact occurred on 3/1/2018 when the borrower contacted the servicer in reference to setting up an additional payment. The borrower stated the system would not allow the borrower to make a duplicate payment. The servicer attempted to assist in setting up the payment; however, the system would not allow the representative to process a duplicate payment. The servicer was able to successfully process the payment by adding $.01 more. Per the transaction history, an additional payment in the amount of $1,740.77 was processed on 3/1/2018.
 OCCUPANCY: The most recent inspection was completed on 1/18/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/1/2018	Contact made with borrower	The most recent contact occurred on 3/1/2018 when the borrower contacted the servicer in reference to setting up an additional payment. The borrower stated the system would not allow the borrower to make a duplicate payment. The servicer attempted to assist in setting up the payment; however, the system would not allow the representative to process a duplicate payment. The servicer was able to successfully process the payment by adding $.01 more. Per the transaction history, an additional payment in the amount of $1,740.77 was processed on 3/1/2018.	Retention	No	Current	Low	No	Medium	Medium	No	No	1/18/2017	Owner Occupied	Not Determined		Never						No	No	Previously	7
3F1BCB75-ADFC-40F1-9953-85175C528621	xxx	xxx	xxx	LA	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/15/2018. The last contact with the borrower was on 3/15/2018 called in to make a payment, but didn’t have banking information.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/15/2018	Contact made with borrower	The last contact with the borrower was on 3/15/2018 called in to make a payment, but didn’t have banking information.	Retention	No	Current	Low	No	Medium	Medium	No	No			Not Determined		Never						No	No	Never
9E66E06D-5C3F-446D-A370-4BEF932277EC	xxx	xxx	xxx	IL	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is Not Determined. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/30/2018. Commentary dated 3/30/2018, indicates that the borrower contacted the servicer in reference to making a payment in the amount of $1,430.10 including a $0.50 fee. The servicer confirmed the payment paid was for March’s payment. The servicer inquired if the borrower was still being represented by counsel and the borrower stated they were not.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 7/11/2016.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/30/2018	Contact made with borrower	Commentary dated 3/30/2018, indicates that the borrower contacted the servicer in reference to making a payment in the amount of $1,430.10 including a $0.50 fee. The servicer confirmed the payment paid was for March’s payment. The servicer inquired if the borrower was still being represented by counsel and the borrower stated they were not.	Retention	No	Current	Low	No	Medium	Medium	No	No	7/11/2016	Not Determined	Not Determined		Previously		Close and Bill	xxx	No	N/A	No	No	Previously	7
5AA92A4C-7989-48D5-ABAE-78865F9B64E7	xxx	xxx	xxx	CA	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 8/17/2017. The last borrower contact was on 8/17/2017.  The borrower advised that they would be sending a written request concerning the credit bureau reporting.  The servicer advised that the borrower was reported late on their credit bureau on 5/1/2017 and 6/1/2017.  The servicer advised the total amount due was $2,286.32 and the borrower advised they could not make the payment at that time.  There is no further mention of a credit bureau dispute during the remainder of the review period.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															8/17/2017	Contact made with borrower
The last borrower contact was on 8/17/2017.  The borrower advised that they would be sending a written request concerning the credit bureau reporting.  The servicer advised that the borrower was reported late on their credit bureau on 5/1/2017 and 6/1/2017.  The servicer advised the total amount due was $2,286.32 and the borrower advised they could not make the payment at that time.  There is no further mention of a credit bureau dispute during the remainder of the review period.
																		Retention	No	Current	Medium	No	Medium	High	No	No			Not Determined		Never						No	No	Never
5E96944A-EFC1-4892-ABC0-546F180EE37D	xxx	xxx	xxx	MA	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/21/2018. The last borrower contact was on 3/21/2018.  The borrower called to inquire about the escrow balance, the escrow shortage and the payment change.
 OCCUPANCY: The most recent inspection was completed on 2/3/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/21/2018	Contact made with borrower	The last borrower contact was on 3/21/2018. The borrower called to inquire about the escrow balance, the escrow shortage and the payment change.	Retention	No	Current	Medium	No	Medium	High	No	No	2/3/2017	Owner Occupied	Not Determined		Never						No	No	Never
644BD060-6898-4271-843A-E958AFD4C52A	xxx	xxx	xxx	GA	4/20/2018	Yes	4/10/2018	Current	4/1/2016	7/12/2016
• DECEASED BORROWER OR CO-BORROWER: Comments on 7/15/2016 indicate that the co-borrower is deceased and an obituary search on 10/21/2016 verified that the co-borrower passed way on 6/XX/2016.
 • MISSING COMMENTS: There are missing servicing comments from 4/1/2016 to 7/12/2016.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/13/2018. Commentary on 3/13/2018 indicated the borrower inquired about the new payment in the amount of $1782.87 which was different than the $966.00 that the borrower had agreed to. Borrower was advised the difference was due to a recent escrow analysis that determined there was a shortage in the amount of $15,639.50, automatic payments were cancelled, and borrower was advised where to find a hardship application.
DECEASED BORROWER: There is evidence that the borrower and/or co-borrower is deceased.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/13/2018	Contact made with borrower
Commentary on 3/13/2018 indicated the borrower inquired about the new payment in the amount of $1782.87 which was different than the $966.00 that the borrower had agreed to. Borrower was advised the difference was due to a recent escrow analysis that determined there was a shortage in the amount of $15,639.50, automatic payments were cancelled, and borrower was advised where to find a hardship application.
																		Retention	No	Current	Low	No	Medium	High	No	Yes			Not Determined		Never						No	No	Never
FF0D09D3-9C1D-46D0-9265-C5BA0A535643	xxx	xxx	xxx	MN	4/20/2018	Yes	3/15/2018	Bankruptcy Ch.13					• CEASE AND DESIST: Per comment on 2/21/2017, the borrower is being represented by a bankruptcy attorney. As of the end of the review period, the bankruptcy is still active and there is no evidence that the borrower is no longer being represented by counsel.
LOAN STATUS: The loan is currently in Bankruptcy Ch.13 status. The reason for default is reported to be Not Determined.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx . The bankruptcy is active as of 4/xx/2018. The most recently documented status of the bankruptcy was Performing under Plan as of 4/xx/2018.
BORROWER CONTACT: Not attempting to contact borrower for valid reason.  The last date of contact on behalf of the borrower was 12/11/2017. Borrower called on 12/11/2017 to make a payment.
LOSS MITIGATION: There is evidence of a previous Denied Forbearance associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															12/11/2017	Not attempting to contact borrower for valid reason	Borrower called on 12/11/2017 to make a payment.	Retention	Yes	Not Determined	Low	No	High	High	No	No			Not Determined		Never						No	No	Currently	13
3A1CD208-34F9-4365-904B-22B0DD165197	xxx	xxx	xxx	CA	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 6/29/2017. The last contact with the borrower was on 6/29/2017 when the borrower stated it was a bad time. Another call was not completed.
 OCCUPANCY: The most recent inspection was completed on 12/26/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															6/29/2017	Contact made with borrower	The last contact with the borrower was on 6/29/2017 when the borrower stated it was a bad time. Another call was not completed.	Retention	No	Current	Low	No	High	High	No	No	12/26/2017	Not Determined	Not Determined		Never						No	No	Never
483BC2AA-5A40-42D7-973E-490171B794B1	xxx	xxx	xxx	NJ	4/20/2018	Yes	5/1/2018	Current					• DELINQUENT PROPERTY TAX: Per the notes on 1/10/2018, a tax lien notice was received. The lien was a sewer lien in the amount of $1,251.79. A check was issued on 1/18/2018 in the amount of $1,251.79 for the total redemption amount. Per notes on 2/19/2018, the county reported that an additional sewer bill came due prior to the servicer's payment; therefore, there is a balance due in the amount of $464.16. However, on 3/1/2018 the check was returned to the servicer because the homeowner paid the amount. There was no other information available regarding the balance of $464.16.
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is Not Determined. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/1/2018. The borrower called in to inquire how to remove a name from the loan. The servicer advised they would need to refinance or request an assumption application in writing. There is no indication the borrower has submitted the request.
DELINQUENT PROPERTY TAX: There is evidence of unpaid delinquent taxes that total $0-$5,000.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															2/1/2018	Contact made with borrower	The borrower called in to inquire how to remove a name from the loan. The servicer advised they would need to refinance or request an assumption application in writing. There is no indication the borrower has submitted the request.	Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Previously	7
51E9A0A9-C2F1-4AB7-8010-ABD818138CB3	xxx	xxx	xxx	GA	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is Not Determined. The bankruptcy was reported as Discharged; however, the date was not available in the review period.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/30/2018. The last borrower contact was on 3/30/2018.  The borrower advised that they made a payment on the automated system and when they didn't received a confirmation number, they did not think the payment went through, so they made another payment.  Both payments were removed from the borrower's bank account and they would like one of the payments back.  The servicer advised the borrower that they will need something from the bank showing both payments came out of their account.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 9/19/2016.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/30/2018	Contact made with borrower	The last borrower contact was on 3/30/2018. The borrower advised that they made a payment on the automated system and when they didn't received a confirmation number, they did not think the payment went through, so they made another payment. Both payments were removed from the borrower's bank account and they would like one of the payments back. The servicer advised the borrower that they will need something from the bank showing both payments came out of their account.	Retention	No	Current	Low	No	High	High	No	No	9/19/2016	Owner Occupied	Not Determined		Never						No	No	Previously	7
159CD5C2-82CD-4B45-81DD-853D61EDA01F	xxx	xxx	xxx	NJ	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Relief Granted on xxx. The most recently documented status of the bankruptcy was Relief Granted as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/21/2018. On 3/21/2018, the borrower called the servicer and was informed by the servicer that the account was current.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 12/6/2016.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/21/2018	Contact made with borrower	On 3/21/2018, the borrower called the servicer and was informed by the servicer that the account was current.	Retention	No	Current	Low	No	High	High	No	No	12/6/2016	Occupied by Unknown	Not Determined		Never						No	No	Previously	13
B0F54DC4-79B9-4EED-A05B-94F703B03BBA	xxx	xxx	xxx	NJ	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/3/2017. The most recent contact occurred on 3/3/2017 when the borrower made a promise to pay by 3/16/2017. However, per the transaction history, the borrower made the payment on 4/6/2017.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 2/3/2017.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/3/2017	Contact made with borrower	The most recent contact occurred on 3/3/2017 when the borrower made a promise to pay by 3/16/2017. However, per the transaction history, the borrower made the payment on 4/6/2017.	Retention	No	Current	Low	No	Medium	Medium	No	No	2/3/2017	Occupied by Unknown	Not Determined		Never						No	No	Never
4B3AAE5D-BE7A-4009-94A5-D00AB580CE82	xxx	xxx	xxx	NJ	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/9/2018. The last contact with the borrower was on 3/9/2018, the borrower was advised that nothing has been received from xxxx via fax. The borrower was advised that a representative from the County Tax of xxxx was going to fax the payoff.
LOSS MITIGATION: There is evidence of a previous Completed Repayment Plan associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 12/6/2016.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/9/2018	Contact made with borrower
The last contact with the borrower was on 3/9/2018, the borrower was advised that nothing has been received from XXX via fax. The borrower was advised that a representative from the County Tax of XXX was going to fax the payoff.
																		Retention	No	Current	Low	No	High	High	No	No	12/6/2016	Occupied by Unknown	Not Determined		Never						No	No	Never
D5AF39EC-2E99-487A-B1A1-D4FC1BA0705F	xxx	xxx	xxx	WA	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/15/2018. The last contact with the borrower was made on 1/15/2018.  The borrower made a speed payment in the amount of $2,194.89.
 OCCUPANCY: The most recent inspection was completed on 11/26/2016.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															1/15/2018	Contact made with borrower	The last contact with the borrower was made on 1/15/2018. The borrower made a speed payment in the amount of $2,194.89.	Not Determined	No	Current	Low	No	Low	Medium	No	No	11/26/2016	Occupied by Unknown	Not Determined		Never						No	No	Never
3ABDEB14-8078-4FF8-821D-981AA879CDEC	xxx	xxx	xxx	OH	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/6/2018. On 3/6/2018, the borrower called in to verify the next payment due date was 3/16/2018.  During the call, the servicer advised the borrower of the W9 form and told the borrower a copy would be sent to the borrower.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 8/4/2016.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/6/2018	Contact made with borrower
On 3/6/2018, the borrower called in to verify the next payment due date was 3/16/2018.  During the call, the servicer advised the borrower of the W9 form and told the borrower a copy would be sent to the borrower.
																		Retention	No	Current	Low	No	Medium	Medium	No	No	8/4/2016	Owner Occupied	Not Determined		Never						No	No	Never
9B2317B9-1AAA-4F5C-AEDF-712BB242DE58	xxx	xxx	xxx	WA	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is Not Determined. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/22/2018. The last borrower contact was on 2/22/2018.  The borrower called to change their mailing address as they are house sitting for the next eight to nine months.
 LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
															2/22/2018	Contact made with borrower	The last borrower contact was on 2/22/2018. The borrower called to change their mailing address as they are house sitting for the next eight to nine months.	Retention	No	Current	Medium	No	Medium	High	No	No			Owner Occupied		Never						No	No	Previously	13
C324B6FD-3930-4D04-90EA-4C6E7F895B8B	xxx	xxx	xxx	PA	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 12/13/2017. The borrower called in on 12/xx/17 to be set up on Fresh Start Program. A speed payment was accepted in the amount of $1500.96.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 1/5/2017.  The inspection determined the occupancy of the property was Owner Occupied.
															12/13/2017	Contact made with borrower	The borrower called in on 12/xx/17 to be set up on Fresh Start Program. A speed payment was accepted in the amount of $1500.96.	Retention	No	Current	Low	No	Medium	Medium	No	No	1/5/2017	Owner Occupied	Owner Occupied		Never						No	No	Never
358A374B-9A51-4E4B-A13E-5B87A41BBBBE	xxx	xxx	xxx	FL	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/27/2018. A comment dated 2/27/2018 indicates the customer inquired regarding a past deferred amount.  The borrower was advised it resulted from a medication completed 12/XX/2017.
 LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
															2/27/2018	Contact made with borrower	A comment dated 2/27/2018 indicates the customer inquired regarding a past deferred amount. The borrower was advised it resulted from a medication completed 12/xx/2017.	Retention	No	Current	Low	No	High	High	No	No			Owner Occupied		Never						No	No	Never
80187C3C-CE05-4212-AE71-67D9CF7C88C4	xxx	xxx	xxx	NM	4/20/2018	Yes	3/18/2018	Collections
LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Illness.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 9/19/2017. The last contact from the borrower was 9/19/2017 to advise of medical issues, and that will make a payment in the amount of $1,100.00 on 9/22/2017, and again on 9/29/2017.
 OCCUPANCY: The most recent inspection was completed on 1/20/2017.  The inspection determined the occupancy of the property was Occupied by Unknown.
															9/19/2017	Contact made with borrower	The last contact from the borrower was 9/19/2017 to advise of medical issues, and that will make a payment in the amount of $1,100.00 on 9/22/2017, and again on 9/29/2017.	No Contact	No	Illness	Medium	No	Medium	Medium	No	No	1/20/2017	Occupied by Unknown			Never						No	No	Never
0ABE120C-5CCE-440B-A286-95F49416F894	xxx	xxx	xxx	CA	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/12/2018. Commentary dated 2/12/2018, indicates that the borrower contacted the servicer to inquiry about the Fresh Start program and to make a payment. The servicer advised the total amount due is xxx. The borrower asked why the payment had increased. The servicer's response was due to the principal and interest is due at an interest rate of xxx per the modification agreement signed on xxx. The servicer confirmed that the payment would not be increasing thereafter. The borrower advised that the reason for default was due to work was slow. The servicer noted that they had entered the borrower into the new Fresh Start program. Per the payment history, January’s payment in the amount of $1,133.07 was received on 2/12/2018.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 11/18/2016.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															2/12/2018	Contact made with borrower
Commentary dated 2/12/2018, indicates that the borrower contacted the servicer to inquiry about the Fresh Start program and to make a payment. The servicer advised the total amount due is $2,523.82. The borrower asked why the payment had increased. The servicer's response was due to the principal and interest is due at an interest rate of 6.250% per the modification agreement signed on 11/xx/2013. The servicer confirmed that the payment would not be increasing thereafter. The borrower advised that the reason for default was due to work was slow. The servicer noted that they had entered the borrower into the new Fresh Start program. Per the payment history, January’s payment in the amount of $1,133.07 was received on 2/12/2018.
																		Retention	No	Current	Low	No	Medium	Medium	No	No	11/18/2016	Owner Occupied	Not Determined		Never						No	No	Never
6C8F636C-6785-42FB-A408-306C63E99F22	xxx	xxx	xxx	AL	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 9/25/2017. The most recent contact occurred on 9/25/2017 when the borrower stated they would make the payment by Friday. Per the transaction history, the payment was received on 10/4/2017. Additionally, the borrower stated they would include an extra $100.00 each payment to bring the account current.
 OCCUPANCY: The most recent inspection was completed on 2/6/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															9/25/2017	Contact made with borrower
The most recent contact occurred on 9/25/2017 when the borrower stated they would make the payment by Friday. Per the transaction history, the payment was received on 10/4/2017. Additionally, the borrower stated they would include an extra $100.00 each payment to bring the account current.
																		Retention	No	Current	Low	No	High	High	No	No	2/6/2017	Owner Occupied	Not Determined		Never						No	No	Never
D2965AE1-36E9-40C0-B081-541E9E34AA61	xxx	xxx	xxx	MN	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is Not Determined. The bankruptcy was reported as Discharged; however, the date was not available in the review period.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/7/2018. On 1/31/2018 the borrower was advised that there was one more payment on the repayment plan in the amount of $1332.65. On 2/28/2018 comments indicated that the plan was kept and the final payment was received.
LOSS MITIGATION: There is evidence of a previous Completed Repayment Plan associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 1/19/2017.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															2/7/2018	Contact made with borrower	On 1/31/2018 the borrower was advised that there was one more payment on the repayment plan in the amount of $1332.65. On 2/28/2018 comments indicated that the plan was kept and the final payment was received.	Retention	No	Current	Low	No	High	High	No	No	1/19/2017	Occupied by Unknown	Not Determined		Never						No	No	Previously	7
7875AA1B-3CEA-49AC-91FF-BB2B3108FAF8	xxx	xxx	xxx	CT	4/20/2018	Yes	4/1/2018	Current						LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Contact attempted but unable to contact borrower. There is no evidence of recent borrower contact.		Contact attempted but unable to contact borrower		No Contact	No	Current	Low	No	High	High	No	No			No Borrower Contact		Never						No	No	Never
E42274AA-8D4A-4929-95CC-30CF1B9022D9	xxx	xxx	xxx	MA	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 11/24/2017. Commentary dated 11/24/2017, indicates the borrower contacted the servicer, in reference to the Fresh Start Program. The borrower agreed to make a payment in the amount of $99.95 to include with the amount in suspense of $1,700.00 to start the Flex pay to begin 12/xx/2017.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 2/6/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															11/24/2017	Contact made with borrower
Commentary dated 11/24/2017, indicates the borrower contacted the servicer, in reference to the Fresh Start Program. The borrower agreed to make a payment in the amount of $99.95 to include with the amount in suspense of $1,700.00 to start the Flex pay to begin 12/xx/2017.
																		Retention	No	Current	Low	No	Medium	Medium	No	No	2/6/2017	Owner Occupied	Not Determined		Never						No	No	Never
67CFAB6C-B5CD-4119-99BB-A47F7C1AFEE6	xxx	xxx	xxx	RI	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is Not Determined. The bankruptcy was reported as Discharged; however, the date was not available in the review period.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/1/2018. The last borrower contact occurred on 2/1/2018, when the borrower called the servicer due to excessive collection calls. The servicer apologized and stated they will update the account. There is no indication that collection calls stopped after the borrower contact.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															2/1/2018	Contact made with borrower	The last borrower contact occurred on 2/1/2018, when the borrower called the servicer due to excessive collection calls. The servicer apologized and stated they will update the account. There is no indication that collection calls stopped after the borrower contact.	Retention	No	Current	Medium	No	Medium	Medium	No	No			Not Determined		Never						No	No	Previously	7
5645958A-E4C6-4F09-8FE0-2D144671A609	xxx	xxx	xxx	NY	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/1/2018. The last borrower contact was on 3/1/2018, in which the borrower called in to set up an auto draft payment for 3/15/2018.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 1/18/2017.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/1/2018	Contact made with borrower	The last borrower contact was on 3/1/2018, in which the borrower called in to set up an auto draft payment for 3/15/2018.	Retention	No	Current	Low	No	High	High	No	No	1/18/2017	Occupied by Unknown	Not Determined		Never						No	No	Never
2C477665-8314-4ED3-B831-35238A06EDF0	xxx	xxx	xxx	FL	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is Not Determined. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/30/2018. Commentary on 3/30/2018 indicated the borrower made a payment in the amount of $1,737.27 and was set up on flex pay in the amount of $869.00 with a start date of 4/xx/2018.  The borrower indicated that they were affected by a natural disaster as their workplace was affected.
 OCCUPANCY: The most recent inspection was completed on 11/3/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/30/2018	Contact made with borrower	Commentary on 3/30/2018 indicated the borrower made a payment in the amount of $1,737.27 and was set up on flex pay in the amount of $869.00 with a start date of 4/xx/2018. The borrower indicated that they were affected by a natural disaster as their workplace was affected.	Retention	No	Current	Low	No	Medium	High	No	No	11/3/2017	Not Determined	Not Determined		Never						No	No	Previously	13
10364152-8501-49DA-B963-C83FAC36C749	xxx	xxx	xxx	IL	4/20/2018	Yes	3/28/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 12/28/2017. On 12/28/2017, the borrower was reached regarding their pay due amount, The borrower set up a Flexpay for 1/27/2018. The borrower agreed to and entered a Fresh Start Modification which was completed on 1/XX/2018.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															12/28/2017	Contact made with borrower
On 12/28/2017, the borrower was reached regarding their pay due amount, The borrower set up a Flexpay for 1/xx/2018. The borrower agreed to and entered a Fresh Start Modification which was completed on 1/xx/2018.
																		Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Never
B66ADAEB-25D4-4D83-9457-49C0892D7110	xxx	xxx	xxx	AZ	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 12/11/2017. The last contact with the borrower was on 12/xx/2017 when the borrower verbally accepted the Fresh Start Program. The borrower also set up flex pay starting with the December payment.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 1/15/2017.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															12/11/2017	Contact made with borrower	The last contact with the borrower was on 12/xx/2017 when the borrower verbally accepted the Fresh Start Program. The borrower also set up flex pay starting with the December payment.	Retention	No	Current	Low	No	High	High	No	No	1/15/2017	Occupied by Unknown	Not Determined		Never						No	No	Never
97CD57F2-5E5C-44ED-9EC1-90A062693FBD	xxx	xxx	xxx	MD	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/2/2018. On 3/2/2018, the borrower called to verify amount due and was advised that the loan was due for 3/1/2018 in the amount of $2,686.60.  The borrower was advised that there is a  late fee balance of $294.15, but they have until the end of the loan to pay and that it does not reflect negatively on the account. The borrower advised that they are not to able to pay the late fee balance, but will make the payment.The borrower was also advised of the escrow shortage in the amount of $2,992.50 that has been spread over 36 months.  The borrower was advised that they are paying $553.92 to escrow and $83.13 is being applied to the shortage.  A payment was processed and posted on 3/2/2018 in the amount of $2,686.60.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/2/2018	Contact made with borrower
On 3/2/2018, the borrower called to verify amount due and was advised that the loan was due for 3/1/2018 in the amount of $2,686.60.  The borrower was advised that there is a  late fee balance of $294.15, but they have until the end of the loan to pay and that it does not reflect negatively on the account. The borrower advised that they are not to able to pay the late fee balance, but will make the payment.The borrower was also advised of the escrow shortage in the amount of $2,992.50 that has been spread over 36 months.  The borrower was advised that they are paying $553.92 to escrow and $83.13 is being applied to the shortage.  A payment was processed and posted on 3/2/2018 in the amount of $2,686.60.
																		Retention	No	Current	Low	No	Medium	High	No	No			Not Determined		Never						No	No	Never
9BF556AF-E642-4D72-80BA-547CFF52D61B	xxx	xxx	xxx	KS	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 11/30/2017. The borrower called the servicer on 11/30/2017 to ask about the status of the account.  The servicer advised that the account will be current until the next day, when they would be due for the month of December.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															11/30/2017	Contact made with borrower
The borrower called the servicer on 11/30/2017 to ask about the status of the account.  The servicer advised that the account will be current until the next day, when they would be due for the month of December.
																		Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Never
8E52369E-D636-4234-BBFC-40E41EEA6723	xxx	xxx	xxx	VT	4/20/2018	Yes	4/15/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is Not Determined. The bankruptcy was reported as Discharged; however, the date was not available in the review period.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/23/2018. On 1/23/2018 the borrower called in to make sure they were not late on their payments.  The borrower was advised that they were not late.  Payment arrangements were set up and the borrower had no further questions.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 6/20/2017.  The inspection determined the occupancy of the property was Owner Occupied.
															1/23/2018	Contact made with borrower	On 1/23/2018 the borrower called in to make sure they were not late on their payments. The borrower was advised that they were not late. Payment arrangements were set up and the borrower had no further questions.	Retention	No	Current	Low	No	Medium	High	No	No	6/20/2017	Owner Occupied	Owner Occupied		Never						No	No	Previously	13
00424697-94DD-4380-B239-53249273DD14	xxx	xxx	xxx	VA	4/20/2018	Yes	4/21/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/19/2018. On 1/xx/2018, the borrower called in to make a payment. The borrower was offered a Fresh Start Modification to bring the account current and accepted the offer. The borrower set up payments in the amount of $843.06 due to the added escrow for force-placed insurance. The borrower advised they have their own insurance company and would contact the department.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 2/20/2018.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															1/19/2018	Contact made with borrower
On 1/xx/2018, the borrower called in to make a payment. The borrower was offered a Fresh Start Modification to bring the account current and accepted the offer. The borrower set up payments in the amount of $843.06 due to the added escrow for force-placed insurance. The borrower advised they have their own insurance company and would contact the department.
																		Retention	No	Current	Medium	No	Medium	Medium	No	No	2/20/2018	Owner Occupied	Not Determined		Never						No	No	Never
B23C62C7-6BBD-4C46-9A20-9DC46CEDB35B	xxx	xxx	xxx	NV	4/20/2018	Yes	3/11/2018	Collections
LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Curtailment of Income.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/14/2018. The last borrower contact was on 3/14/2018.  The borrower advised that they were in a meeting and would call back later.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/14/2018	Contact made with borrower	The last borrower contact was on 3/14/2018. The borrower advised that they were in a meeting and would call back later.	Retention	No	Curtailment of Income	Medium	No	Medium	Medium	No	No			Not Determined		Never						No	No	Never
731C47A1-59E8-44F1-A0EE-E4F950630A8F	xxx	xxx	xxx	SC	4/20/2018	Yes	4/15/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/19/2018. Borrower called and inquired when the loan would be escrowed as a modification was just complete, the borrower was advised that the loan was not modified, only place on the fresh start program. The servicer advised the borrower that if they wanted the loan escrowed they could send in a letter requesting that the loan be escrowed.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 11/14/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															2/19/2018	Contact made with borrower
Borrower called and inquired when the loan would be escrowed as a modification was just complete, the borrower was advised that the loan was not modified, only place on the fresh start program. The servicer advised the borrower that if they wanted the loan escrowed they could send in a letter requesting that the loan be escrowed.
																		Retention	No	Current	Low	No	High	High	No	No	11/14/2017	Owner Occupied	Not Determined		Never						No	No	Never
A842A896-097A-443E-9509-4E0F2C5B10B7	xxx	xxx	xxx	KY	4/20/2018	Yes	3/16/2018	Bankruptcy Ch.13
LOAN STATUS: The loan is currently in Bankruptcy Ch.13 status. The reason for default is reported to be Not Determined.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy is active as of 4/xx/2018. The most recently documented status of the bankruptcy was Performing under Plan as of 4/xx/2018.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/23/2018. Commentary on 2/23/2018 indicated that the borrower wanted to make a payment in the amount of $587.81 which was accepted through speed pay with a confirmation number of xxx.
 LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
															2/23/2018	Contact made with borrower	Commentary on 2/23/2018 indicated that the borrower wanted to make a payment in the amount of $587.81 which was accepted through speed pay with a confirmation number of xxx.	Retention	No	Not Determined	Medium	No	Medium	Medium	No	No			Owner Occupied		Never						No	No	Currently	13
46158796-740A-43C2-A524-6E8A6241CCDC	xxx	xxx	xxx	NE	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/11/2017. On 1/11/2017, the borrower was advised they were no longer in foreclosure after the reinstatement.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Referred to Attorney completed on xxx.
LOSS MITIGATION: There is evidence of a previous Denied Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 9/3/2016.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															1/11/2017	Contact made with borrower	On 1/11/2017, the borrower was advised they were no longer in foreclosure after the reinstatement.	Retention	No	Current	Low	No	High	High	No	No	9/3/2016	Occupied by Unknown	Not Determined		Previously	xxx	Close and Bill		No	N/A	No	No	Never
B06FC257-9FE9-4C9C-8B4F-442747BCD4F1	xxx	xxx	xxx	PA	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/31/2017. The last borrower contact was on 3/31/2017.  The borrower called and made a payment in the amount of $582.34 and was provided a confirmation number.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/31/2017	Contact made with borrower	The last borrower contact was on 3/31/2017. The borrower called and made a payment in the amount of $582.34 and was provided a confirmation number.	Retention	No	Current	Medium	No	Medium	High	No	No			Not Determined		Never						No	No	Never
061E5183-82D7-4737-9023-6EC96269DA95	xxx	xxx	xxx	TN	4/20/2018	Yes	4/1/2018	Current	2/10/2018	4/1/2018			• MISSING COMMENTS: There are missing comments from 2/10/2018 to 4/1/2018.
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is Not Determined. The bankruptcy was Dismissed on xxx. The most recently documented status of the bankruptcy was Dismissed as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/31/2018. The last borrower contact was on 1/xx/2018 which the borrower called to make a payment for the fresh start program. Confirmed on the payment history that the borrower made a payment on 2/9/2018.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 10/20/2016.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															1/31/2018	Contact made with borrower	The last borrower contact was on 1/xx/2018 which the borrower called to make a payment for the fresh start program. Confirmed on the payment history that the borrower made a payment on 2/xx/2018.	Retention	No	Current	Low	No	Medium	High	No	No	10/20/2016	Occupied by Unknown	Not Determined		Never						No	No	Previously	13
DE62814D-C50B-4EF9-B2F1-6BF61F72BC78	xxx	xxx	xxx	GA	4/20/2018	Yes	5/1/2018	Current					• PROPERTY DAMAGE: As per a conversation with the borrower on 3/24/2017, the borrower inquired why the roof damage was not included with the property damage estimate; the borrower further advised the interior damage was caused by the roof leak. The Servicer advised to obtain a revised estimate. Comments on 8/10/2017 indicate that the claim was not paid due to the borrower having funds from previous claims and had not fixed the home. No further information is disclosed in regards to the repair of the damage(s)
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 12/28/2017. The most recent borrower contact occurred on 12/28/2017, in which the borrower inquired about the payment increase; the Servicer advised it is due to an increase in escrow and the next increase in 4/2018 will be due to an adjustment of interest as per the modification agreement.
DAMAGE: There is evidence of property damage caused by Not Determined, the total of which was not provided.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 7/12/2016.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															12/28/2017	Contact made with borrower	The most recent borrower contact occurred on 12/28/2017, in which the borrower inquired about the payment increase; the Servicer advised it is due to an increase in escrow and the next increase in 4/2018 will be due to an adjustment of interest as per the modification agreement.	Retention	No	Current	Low	No	High	High	No	No	7/12/2016	Occupied by Unknown	Not Determined		Never						No	No	Previously	13
2A39E1AC-7370-4006-B981-FD2E9C6BE4C3	xxx	xxx	xxx	IL	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/23/2017. On 1/23/2017 the borrower called and and wanted to understand how the repayment plan works on the account.  The borrower was advised of how the repayment brings the account current within three months.  The borrower understood and there were no further questions from the borrower.
LOSS MITIGATION: There is evidence of a previous Denied Repayment Plan associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 1/5/2017.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															1/23/2017	Contact made with borrower
On 1/23/2017 the borrower called and and wanted to understand how the repayment plan works on the account.  The borrower was advised of how the repayment brings the account current within three months.  The borrower understood and there were no further questions from the borrower.
																		Not Determined	No	Current	Low	No	Medium	High	No	No	1/5/2017	Occupied by Unknown	Not Determined		Never						No	No	Never
385169B7-40E6-4C0A-A390-D246D1E52871	xxx	xxx	xxx	OH	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 12/16/2017. Borrower stated they were receiving collection calls even though the loan is current, the servicer advised the borrower that the loan is now coded current so they should not receive calls regarding pass due payment at this time.  Borrower also agreed to send proof that the taxes are paid current when they make the payment.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 2/6/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															12/16/2017	Contact made with borrower
Borrower stated they were receiving collection calls even though the loan is current, the servicer advised the borrower that the loan is now coded current so they should not receive calls regarding pass due payment at this time.  Borrower also agreed to send proof that the taxes are paid current when they make the payment.
																		Retention	No	Current	Low	No	High	High	No	No	2/6/2017	Owner Occupied	Not Determined		Never						No	No	Never
F8CB84EE-BF70-4EC5-B4BB-AB484309C3BC	xxx	xxx	xxx	CA	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is Not Determined. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 11/2/2017. On 11/2/2017, the second borrower called the servicer to make a payment in the amount of $717.91 on 11/2/2017. The payment history confirmed the payment was received.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 9/13/2016.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															11/2/2017	Contact made with borrower	On 11/2/2017, the second borrower called the servicer to make a payment in the amount of $717.91 on 11/2/2017. The payment history confirmed the payment was received.	Retention	No	Current	Low	No	Medium	High	No	No	9/13/2016	Occupied by Unknown	Not Determined		Never						No	No	Previously	13
A2C9D10F-F2C5-4010-B334-9545943B76CD	xxx	xxx	xxx	FL	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/28/2018. The last borrower contact was on 2/28/2018.  The borrower called to get their password reset as they locked themselves out of their online account.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 10/10/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															2/28/2018	Contact made with borrower	The last borrower contact was on 2/28/2018. The borrower called to get their password reset as they locked themselves out of their online account.	Retention	No	Current	Medium	No	Medium	High	No	No	10/10/2017	Owner Occupied	Not Determined		Never						No	No	Never
41A03E8B-598A-4476-A375-AC1D52FCF6CE	xxx	xxx	xxx	IL	4/20/2018	Yes	3/28/2018	Current
LOAN STATUS: The loan is currently in current status. The reason for default is reported to be Not Determined.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/14/2018. Commentary dated xxx, indicates the borrower had verbally accepted the Fresh Start Program. The account was set up on monthly payments in the amount of xxx via auto draft flex pay effective xxx through xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 10/31/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/14/2018	Contact made with borrower
Commentary dated 3/xx/2018, indicates the borrower had verbally accepted the Fresh Start Program. The account was set up on monthly payments in the amount of $1,784.51 via auto draft flex pay effective 4/xx/2018 through 6/xx/2041.
																		Retention	No	Current	Medium	No	Medium	Medium	No	No	10/31/2017	Not Determined	Not Determined		Never						No	No	Never
B551B0E6-A36C-4952-A976-98F29D744341	xxx	xxx	xxx	LA	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/22/2018. The servicer contacted the borrower on xxx to advise they had been approved for the fresh start program.  The borrower was able to make a payment in the amount of $900.85.  The xxx payment was forgiven. The borrower also set up automatic monthly payments from their checking account. The fresh start modification was completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 12/20/2016.  The inspection determined the occupancy of the property was Owner Occupied.
															1/22/2018	Contact made with borrower
The servicer contacted the borrower on 1/xx/2018 to advise they had been approved for the fresh start program.  The borrower was able to make a payment in the amount of $900.85.  The January 2018 payment was forgiven. The borrower also set up automatic monthly payments from their checking account. The fresh start modification was completed on 1/xx/2018.
																		Retention	No	Current	Low	No	Medium	Medium	No	No	12/20/2016	Owner Occupied	Owner Occupied		Never						No	No	Never
870EC673-4DC4-426E-A6E8-6BCD8ABBEC16	xxx	xxx	xxx	GA	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is Not Determined. The bankruptcy status was not determined.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/9/2018. On 3/9/2018, the borrower called in to ask about a refinance. The borrower was advised they would need to contact a bank or investor to refinance.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 7/8/2016.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/9/2018	Contact made with borrower	On 3/9/2018, the borrower called in to ask about a refinance. The borrower was advised they would need to contact a bank or investor to refinance.	Retention	No	Current	Low	No	High	High	No	No	7/8/2016	Occupied by Unknown	Not Determined		Never						No	No	Previously	13
24A15CC8-ECA7-4C6D-8BAF-5F084E938E3A	xxx	xxx	xxx	GA	4/20/2018	Yes	4/1/2018	Current/Bankruptcy
LOAN STATUS: The loan is currently in Current/Bankruptcy status.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy is active as of xxx. The most recently documented status of the bankruptcy was Performing under Plan as of xxx.
BORROWER CONTACT: Not attempting to contact borrower for valid reason.  The last date of contact on behalf of the borrower was 3/19/2018. On 3/19/2018, the co-borrower called in to make a payment in the amount of $700.00, The payment would not process due to an ACH stop on the account, so the borrower stated they would contact their bank to send the payment.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 1/22/2018.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/19/2018	Not attempting to contact borrower for valid reason	On 3/19/2018, the co-borrower called in to make a payment in the amount of $700.00, The payment would not process due to an ACH stop on the account, so the borrower stated they would contact their bank to send the payment.	Retention	No	Current	Low	No	High	High	No	No	1/22/2018	Not Determined	Not Determined		Never						No	No	Currently	13
38976460-2308-4471-88B1-15867060A83C	xxx	xxx	xxx	MD	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/4/2018. The last contact with the borrower was on 1/4/2018, the borrower wanted to be sure the payments are set up on auto pay, since they received a late notice.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															1/4/2018	Contact made with borrower	The last contact with the borrower was on 1/4/2018, the borrower wanted to be sure the payments are set up on auto pay, since they received a late notice.	Retention	No	Current	Low	No	Medium	High	No	No			Not Determined		Never						No	No	Never
6AD858D2-88F0-47E1-9DF8-07A6B4810106	xxx	xxx	xxx	NC	4/20/2018	Yes	5/1/2018	Current
• VACANT PROPERTY – INSPECTION: Comments on 3/2/2018 indicate the property is vacant and not secured, and comments on 2/2/2018 indicate the servicer updated the occupancy status from investment to vacant.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/19/2018. On 3/19/2018, the servicer spoke to the borrower and informed the borrower that the signed modification had been received and that the modification had started.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 3/2/2018.  The inspection determined the occupancy of the property was Vacant. The property was first reported vacant on 2/2/2018. Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/19/2018	Contact made with borrower	On 3/xx/2018, the servicer spoke to the borrower and informed the borrower that the signed modification had been received and that the modification had started.	Retention	No	Current	Low	No	Medium	Medium	No	No	3/2/2018	Vacant	Not Determined	2/2/2018	Never						No	No	Never
3D726AEE-0957-4479-99CE-58264EC4379A	xxx	xxx	xxx	IL	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/15/2018.  The servicer spoke to the borrower on 3/15/2018 and verified that the borrower is on auto-pay for the 28th of every month.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 8/18/2016.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/15/2018	Contact made with borrower	The servicer spoke to the borrower on 3/xx/2018 and verified that the borrower is on auto-pay for the 28th of every month.	Retention	No	Current	Low	No	Medium	Medium	No	No	8/18/2016	Occupied by Unknown	Not Determined		Never						No	No	Never
12D20AAD-7A4F-4D3B-A4EA-4D5C96EFD92B	xxx	xxx	xxx	VA	4/20/2018	Yes	5/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is Not Determined. The bankruptcy status was not determined.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/25/2018. Commentary dated 1/25/2018, indicates that the servicer contacted borrower and spoke with the borrower in reference to the delinquent payment. The borrower advised the servicer would be making payment in the amount of $833.17 on 2/2/2018 via the web. The reason the borrower fell behind was due to the borrower just started working. Payment in the amount of $836.88 was received on 2/3/2018
 OCCUPANCY: The most recent inspection was completed on 1/9/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															1/25/2018	Contact made with borrower	Commentary dated 1/25/2018, indicates that the servicer contacted borrower and spoke with the borrower in reference to the delinquent payment. The borrower advised the servicer would be making payment in the amount of $833.17 on 2/2/2018 via the web. The reason the borrower fell behind was due to the borrower just started working. Payment in the amount of $836.88 was received on 2/3/2018	Retention	No	Current	Low	No	Medium	Medium	No	No	1/9/2017	Owner Occupied	Not Determined		Never						No	No	Previously	13
1E59B0C4-3C65-425D-A455-3C44E778ABD0	xxx	xxx	xxx	NC	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 10/18/2017. The last contact with the borrower was on 10/18/2017.  The borrower advised that they are making their payment late due to medical reasons and that they would make the payment on 11/3/2018.  Servicing comments on 11/3/2017 indicate a payment in the amount of $881.34 was made.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 12/14/2016.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															10/18/2017	Contact made with borrower
The last contact with the borrower was on 10/18/2017.  The borrower advised that they are making their payment late due to medical reasons and that they would make the payment on 11/3/2018.  Servicing comments on 11/3/2017 indicate a payment in the amount of $881.34 was made.
																		Retention	No	Current	Medium	No	Medium	High	No	No	12/14/2016	Owner Occupied	Not Determined		Never						No	No	Never
568B9B40-1C97-439D-A4DC-932C2E4F32E6	xxx	xxx	xxx	AL	4/20/2018	Yes	4/1/2018	Current	2/9/2018	4/1/2018			• MISSING COMMENTS: There are missing servicing comments from 2/9/2018 to 4/1/2018.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 11/17/2017. Commentary on 11/17/2017 indicated the borrower was advised the loan was past due for two payments and offered the Fresh Start program. The borrower agreed to the program, the November payment was received, and flex pay scheduled.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															11/17/2017	Contact made with borrower
Commentary on 11/xx/2017 indicated the borrower was advised the loan was past due for two payments and offered the Fresh Start program. The borrower agreed to the program, the November payment was received, and flex pay scheduled.
																		Retention	No	Current	Low	No	Medium	High	No	No			Not Determined		Never						No	No	Never
6D890526-86BF-49BF-B56A-19B92713E80A	xxx	xxx	xxx	GA	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/19/2018. The last borrower contact was on 3/19/2018.  The borrower advised they would be making a payment on 3/23/2018 online.  The servicer asked the borrower about setting up recurring payments.  The borrower advised that they would look into it for the following month and advised that the reason for default at the time was due to the way they get paid.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 1/4/2017.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/19/2018	Contact made with borrower
The last borrower contact was on 3/19/2018.  The borrower advised they would be making a payment on 3/23/2018 online.  The servicer asked the borrower about setting up recurring payments.  The borrower advised that they would look into it for the following month and advised that the reason for default at the time was due to the way they get paid.
																		Retention	No	Current	Medium	No	Medium	High	No	No	1/4/2017	Occupied by Unknown	Not Determined		Never						No	No	Never
13E4FD6D-F170-4797-9D7B-0EE958213D57	xxx	xxx	xxx	TX	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/19/2018. The servicer spoke to an Authorized Third Party on 3/19/2018 and a payment was scheduled over the phone in the amount of $1,400.50.
 OCCUPANCY: The most recent inspection was completed on 1/6/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/19/2018	Contact made with borrower	The servicer spoke to an Authorized Third Party on 3/19/2018 and a payment was scheduled over the phone in the amount of $1,400.50.	Retention	No	Current	Low	No	High	High	No	No	1/6/2017	Owner Occupied	Not Determined		Never						No	No	Never
012C979F-42A0-4C07-95D7-5724830B1DBE	xxx	xxx	xxx	MD	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 11/22/2017. On 11/22/2017 the borrower was contacted and was advised of the fresh program and the borrower accepted it. The borrower was offered all eligible flex pay or ACH options.  The borrower had no further questions.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 4/3/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															11/22/2017	Contact made with borrower
On 11/xx/2017 the borrower was contacted and was advised of the fresh program and the borrower accepted it. The borrower was offered all eligible flex pay or ACH options.  The borrower had no further questions.
																		Retention	No	Current	Low	No	High	High	No	No	4/3/2017	Owner Occupied	Not Determined		Never						No	No	Never
DCEC2D67-DD0B-4F1F-871A-8B6B004F6EE0	xxx	xxx	xxx	IL	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 12/18/2017. During the last communication on xxx the borrower made a payment, set up flex pay and verbally accepted the Fresh Start modification program.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 2/3/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															12/18/2017	Contact made with borrower	During the last communication on 12/xx/2017 the borrower made a payment, set up flex pay and verbally accepted the Fresh Start modification program.	Retention	No	Current	Low	No	High	High	No	No	2/3/2017	Owner Occupied	Not Determined		Never						No	No	Never
6EC6A1B9-0F71-4005-95EE-B1508DA2F673	xxx	xxx	xxx	OH	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/12/2018. The last borrower conversation was on 3/12/2018 and the borrower set up weekly payments on flex pay.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 12/6/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/12/2018	Contact made with borrower	The last borrower conversation was on 3/12/2018 and the borrower set up weekly payments on flex pay.	Retention	No	Current	Low	No	Medium	Medium	No	No	12/6/2017	Not Determined	Not Determined		Never						No	No	Never
A69284B8-C8EB-423B-8504-F95EED472E37	xxx	xxx	xxx	NV	4/20/2018	Yes	4/1/2018	Current					• DECEASED BORROWER OR CO-BORROWER: Comments on 4/7/2016 indicate the co-borrower is deceased, and that there was no will or estate.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 9/5/2017. On 9/5/2017, the servicer spoke to the Authorized Third Party (ATP) and informed the ATP that payment was received on 9/1/2017 and applied, and that the account was due for September.
DECEASED BORROWER: There is evidence that the borrower and/or co-borrower is deceased.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 2/4/2017.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															9/5/2017	Contact made with borrower	On 9/5/2017, the servicer spoke to the Authorized Third Party (ATP) and informed the ATP that payment was received on 9/1/2017 and applied, and that the account was due for September.	Retention	No	Current	Low	No	High	High	No	Yes	2/4/2017	Occupied by Unknown	Not Determined		Never						No	No	Never
9CFAC872-6D72-4AD1-B00D-9429CE29EC0C	xxx	xxx	xxx	AZ	4/20/2018	Yes	5/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 12/28/2017. The authorized third party called to advise that they are receiving monthly statements on behalf of the borrowers and that they no longer represent the borrowers.  Comments indicate that a letter is still required advising that the authorized third party no longer represents the borrowers; no other information was provided.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															12/28/2017	Contact made with borrower	The authorized third party called to advise that they are receiving monthly statements on behalf of the borrowers and that they no longer represent the borrowers. Comments indicate that a letter is still required advising that the authorized third party no longer represents the borrowers; no other information was provided.	Retention	No	Current	Low	No	Medium	High	No	No			Not Determined		Never						No	No	Previously	13
2221F477-5C3E-4EF9-8AD1-CD12529E888C	xxx	xxx	xxx	GA	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/1/2018. During the last communication on 03/01/2018, the borrower advised that they were behind on their homeowner’s insurance and regarding a payment that the servicer made to their homeowners association.  The borrower requested a detailed breakdown and was advised to submit the request to xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/1/2018	Contact made with borrower
During the last communication on 03/01/2018, the borrower advised that they were behind on their homeowner’s insurance and regarding a payment that the servicer made to their homeowners association.  The borrower requested a detailed breakdown and was advised to submit the request to xxx.
																		Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Never
B9F42173-7933-439E-A171-BF5634D3B37A	xxx	xxx	xxx	NY	4/20/2018	Yes	5/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 12/19/2017. The last borrower contact was on 12/19/2017.  The borrower called to set up their flex pay with a new monthly amount.  The servicer cancelled the flex pay and approved the new flex pay set up per the borrower's request.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Hold Initiated and the date of the Hold Initiated was not available.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 5/15/2018.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															12/19/2017	Contact made with borrower
The last borrower contact was on 12/19/2017.  The borrower called to set up their flex pay with a new monthly amount.  The servicer cancelled the flex pay and approved the new flex pay set up per the borrower's request.
																		Retention	No	Current	Low	No	High	High	No	No	5/15/2018	Occupied by Unknown	Not Determined		Previously		Close and Bill		No	N/A	No	No	Never
631EFA58-7B9E-47CB-890C-A70AF8E0EDBE	xxx	xxx	xxx	NJ	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/6/2017. The borrower stated they would make a payment on 12/17/2017 in the amount of $1,279.65, did not setup pay by phone. Borrower also indicated the reason the payment was late is because they are paying for daughters’ tuition.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															2/6/2017	Contact made with borrower
The borrower stated they would make a payment on 12/17/2017 in the amount of $1,279.65, did not setup pay by phone. Borrower also indicated the reason the payment was late is because they are paying for daughters’ tuition.
																		Retention	No	Current	Low	No	Medium	High	No	No			Not Determined		Never						No	No	Never
F6229239-02CB-434D-AE76-A184510D1A30	xxx	xxx	xxx	MD	4/20/2018	Yes	5/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/10/2018. The last contact from the borrower was 1/10/2018 to discuss the broken repayment plan.  The borrower was advised that the loan in partially past due which they disputed; they were explained the terms and why was delinquent, borrower understood, and the issue was resolved.
LOSS MITIGATION: There is evidence of a previous Denied Repayment Plan associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 1/3/2018.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															1/10/2018	Contact made with borrower
The last contact from the borrower was 1/10/2018 to discuss the broken repayment plan.  The borrower was advised that the loan in partially past due which they disputed; they were explained the terms and why was delinquent, borrower understood, and the issue was resolved.
																		Retention	No	Current	Low	No	High	High	No	No	1/3/2018	Not Determined	Not Determined		Never						No	No	Never
2E9F6E51-0D7F-4D50-9EAC-4E05158E46E5	xxx	xxx	xxx	IL	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/10/2018. During the last communication on 01/10/2018 the borrower scheduled a payment from their checking account.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 9/2/2016.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															1/10/2018	Contact made with borrower	During the last communication on 01/10/2018 the borrower scheduled a payment from their checking account.	Retention	No	Current	Low	No	High	High	No	No	9/2/2016	Occupied by Unknown	Not Determined		Previously		Close and Bill	xxx	No	N/A	No	No	Never
52EAF194-0159-45DE-ADE3-B76959267D52	xxx	xxx	xxx	MA	4/20/2018	Yes	4/1/2018	Current/Bankruptcy
LOAN STATUS: The loan is currently in Current/Bankruptcy status.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan.   The bankruptcy case number is Not Determined. The bankruptcy is active as of xxx. The most recently documented status of the bankruptcy was Performing under Plan as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/29/2018. During the last communication on 03/29/2018 the borrower made a loan payment via Western Union.  The payment history confirmed a payment in the amount of $1,142.20 was received on 3/29/2018.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/29/2018	Contact made with borrower	During the last communication on 03/29/2018 the borrower made a loan payment via xxx. The payment history confirmed a payment in the amount of $1,142.20 was received on 3/29/2018.	Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Currently	Not Determined
DADC6A7A-7548-45B0-8C8A-0439F2E1FDE9	xxx	xxx	xxx	NJ	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 10/11/2017. During the last communication on 10/11/2017, the co-borrower called in regarding receipt of a delinquent tax notice.  The borrower was emailed proof that that the taxes were paid.
 OCCUPANCY: The most recent inspection was completed on 2/6/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															10/11/2017	Contact made with borrower	During the last communication on 10/11/2017, the co-borrower called in regarding receipt of a delinquent tax notice. The borrower was emailed proof that that the taxes were paid.	Not Determined	No	Current	Low	No	High	High	No	No	2/6/2017	Owner Occupied	Not Determined		Never						No	No	Never
1DB27867-2B51-4CB7-9011-7FED0AF5DBFA	xxx	xxx	xxx	IL	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 10/xx/2017. The borrower called in and requested Fresh Start program.  The borrower made a payment for September and the account was set up on flex pay for one year.  A payment was processed and posted on 10/31/2017 in the amount of $1,454.62 and the Fresh Start modification was completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															10/31/2017	Contact made with borrower
The borrower called in and requested Fresh Start program.  The borrower made a payment for September and the account was set up on flex pay for one year.  A payment was processed and posted on 10/31/2017 in the amount of $1,454.62 and the Fresh Start modification was completed on 11/xx/2017.
																		Retention	No	Current	Low	No	Medium	High	No	No			Not Determined		Never						No	No	Never
7A7F1065-08D1-4CCF-A01D-20C4C1ED5316	xxx	xxx	xxx	IL	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/11/2018. On 1/11/2018 the borrower called in and wanted to know why the account was not current. The servicer advised that per funds drafted the borrower should not be due until February. The borrower had no further questions.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 12/19/2016.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															1/11/2018	Contact made with borrower
On 1/11/2018 the borrower called in and wanted to know why the account was not current. The servicer advised that per funds drafted the borrower should not be due until February. The borrower had no further questions.
																		Retention	No	Current	Low	No	High	High	No	No	12/19/2016	Occupied by Unknown	Not Determined		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Never
A53079C8-366F-4AD3-B702-D103A727759C	xxx	xxx	xxx	GA	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.   The bankruptcy case number is Not Determined. The bankruptcy was reported as Discharged; however, the date was not available in the review period.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/29/2018. The borrower called in and stated they would make a payment today through bill pay in the amount of $826.57.
LOSS MITIGATION: There is evidence of a previous Completed Repayment Plan associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 11/18/2016.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/29/2018	Contact made with borrower	The borrower called in and stated they would make a payment today through bill pay in the amount of $826.57.	Retention	No	Current	Low	No	Medium	High	No	No	11/18/2016	Occupied by Unknown	Not Determined		Never						No	No	Previously	Not Determined
E809E5E0-B336-4E53-83DB-03F24A057F75	xxx	xxx	xxx	NJ	4/20/2018	Yes	4/1/2018	Current
• PROPERTY DAMAGE: The borrower advised on 9/25/2017 that there was a flood in the property and that they are being relocated while the damage is fixed.  A date of loss and an exact amount of the total amount of damages were not listed within the review period.  Servicing comments dated 10/19/2017 indicate the servicer was releasing one third draw check in the amount of xxx indicating the loss would total xxx.  The borrower advised on 4/2/2018 that the property was just about done, the trim work was being finished and inquiring what needed to be done to have the balance of the loss draft funds released.  There are no further comments regarding the loss draft funds by the end of the review period.
 • VACANT PROPERTY – BORROWER: The borrower advised on 9/25/2017 that they were being relocated due to damages to the property.  There is no further indication within the review period that the borrower moved back into the property.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 4/2/2018. The last contact with the borrower was on 4/2/2018.  The borrower sent an email advising that the house is just about done, just finishing off the trim and asking was is next to do for you to release the balance of.  The servicing comments then cut off the email.  Prior comments indicate there are loss draft funds pending on the loan indicating this is what the borrower was asking about.
DAMAGE: There is evidence of property damage caused by Flood which is estimated to total $50,000+.
 LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
															4/2/2018	Contact made with borrower
The last contact with the borrower was on 4/2/2018.  The borrower sent an email advising that the house is just about done, just finishing off the trim and asking was is next to do for you to release the balance of.  The servicing comments then cut off the email.  Prior comments indicate there are loss draft funds pending on the loan indicating this is what the borrower was asking about.
																		Retention	No	Current	Medium	No	Medium	High	No	No			Vacant		Never						No	No	Never
926EB293-7213-4820-BF58-E9CC77829F98	xxx	xxx	xxx	NJ	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/3/2018. The borrower called in to cancel the current flex pay and set up new flex pay for the 14th of the month beginning 2/14/2018.  A payment was processed and posted on 2/14/2018 in the amount of $1,971.75 and the loan is current. The borrower was also advised that the interest rate will increase to 2.833% on January 2019.
 OCCUPANCY: The most recent inspection was completed on 10/7/2016.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															2/3/2018	Contact made with borrower
The borrower called in to cancel the current flex pay and set up new flex pay for the 14th of the month beginning 2/14/2018.  A payment was processed and posted on 2/14/2018 in the amount of $1,971.75 and the loan is current. The borrower was also advised that the interest rate will increase to 2.833% on January 2019.
																		Retention	No	Current	Low	No	Medium	High	No	No	10/7/2016	Owner Occupied	Not Determined		Never						No	No	Never
C1CE9B31-831B-4E62-87B8-4543A0B48C72	xxx	xxx	xxx	NY	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/22/2018. The borrower called on 2/22/2018 and stated that they had not received a breach letter.  The borrower was advised that a copy of the breach letter would be faxed and mailed to them.  The borrower was also advised that $3,566.12 must be paid by 3/22/2018 or they will need to make payment arrangements. A payment was processed and posted on 3/14/2018 in the amount of $5,425.41 which brought the loan current.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 2/6/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															2/22/2018	Contact made with borrower
The borrower called on 2/22/2018 and stated that they had not received a breach letter.  The borrower was advised that a copy of the breach letter would be faxed and mailed to them.  The borrower was also advised that $3,566.12 must be paid by 3/22/2018 or they will need to make payment arrangements. A payment was processed and posted on 3/14/2018 in the amount of $5,425.41 which brought the loan current.
																		Retention	No	Current	Low	No	Medium	Medium	No	No	2/6/2017	Owner Occupied	Not Determined		Never						No	No	Never
FBD036FD-01C0-44DC-ABCF-F9404D35781D	xxx	xxx	xxx	CA	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/23/2018. During the last communication on 03/23/2018, the borrower expressed an interest in the Fresh Start program and made a mortgage payment.  The Fresh Start program was initiated and the modification completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 1/8/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/23/2018	Contact made with borrower
During the last communication on 03/23/2018, the borrower expressed an interest in the Fresh Start program and made a mortgage payment.  The Fresh Start program was initiated and the modification completed on 03/xx/2018.
																		Not Determined	No	Current	Low	No	Medium	Medium	No	No	1/8/2017	Owner Occupied	Not Determined		Never						No	No	Never
29373662-720A-41B1-9DC5-4339EA02F4C2	xxx	xxx	xxx	FL	4/20/2018	Yes	4/1/2018	Current
• PROPERTY DAMAGE: Per a comment on 9/14/2017, the property had damages from a hurricane. The amount of the damages was not disclosed and as of 4/20/2018 there is no indication if repairs have been completed.
 • CURRENT FEMA DISASTER AREA: The subject property may have been located in a FEMA disaster zone due to Hurricane xxx, comments dated 10/03/2017 indicate a claim was filed for the damages.   There were no subsequent comments regarding unresolved property damages.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 11/20/2017. During the last communication on 11/20/2017 an authorized third party made a loan payment via Western Union, asked about the Fresh Start modification program and enrolled in Flex Pay.   The Fresh Start process was started as requested and the modification was completed on xxx.
DAMAGE: There is evidence of property damage caused by Storm Damage, the total of which was not provided.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 9/23/2017.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															11/20/2017	Contact made with borrower
During the last communication on 11/20/2017 an authorized third party made a loan payment via xxx, asked about the Fresh Start modification program and enrolled in Flex Pay.   The Fresh Start process was started as requested and the modification was completed on 11/xx/2017.
																		Retention	No	Current	Low	No	High	High	No	No	9/23/2017	Occupied by Unknown	Not Determined		Never						No	No	Never
5E10D386-547D-49C1-8C75-2F1F6EAA53E6	xxx	xxx	xxx	NY	4/20/2018	Yes	4/1/2018	Current					• DECEASED BORROWER OR CO-BORROWER: Comments dated 1/xx/2017 indicate that the co-borrower is deceased and a death certificate was received.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/20/2018. During the last communication on 3/20/2018, the borrower requested that the flex pay be cancelled.  It was cancelled as requested.
DECEASED BORROWER: There is evidence that the borrower and/or co-borrower is deceased.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 1/6/2017.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/20/2018	Contact made with borrower	During the last communication on 3/20/2018, the borrower requested that the flex pay be cancelled. It was cancelled as requested.	Retention	No	Current	Low	No	Medium	High	No	Yes	1/6/2017	Occupied by Unknown	Not Determined		Never						No	No	Never
621EFA29-4303-46C0-AE95-6D7A9B80EEE0	xxx	xxx	xxx	GA	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is Not determined . The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/27/2018. The most recent co-borrower contact occurred on 2/27/2018, in which the co-borrower scheduled a payment by phone in the amount of $2,653.10.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															2/27/2018	Contact made with borrower	The most recent co-borrower contact occurred on 2/27/2018, in which the co-borrower scheduled a payment by phone in the amount of $2,653.10.	Retention	No	Current	Low	No	Medium	Medium	No	No			Not Determined		Never						No	No	Previously	13
DC274542-65C5-4A27-A4EF-EE6E5F67A864	xxx	xxx	xxx	NJ	4/20/2018	Yes	4/1/2018	Current					• PROPERTY DAMAGE: Commentary dated 12/29/2016, reflects a conversation in which the borrower contacted the Servicer to advise that a wall in the basement cracked and need to file an insurance claim; the Servicer provided the Claim Department information. No further information is disclosed in regards to the extent, cost and/or repair status of the aforementioned damage.
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is Not Determined. The bankruptcy was reported as Discharged; however, the date was not available in the review period.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/26/2018. The most recent borrower contact occurred on 3/26/2018, in which the borrower disputed the due date of the account; the account is scheduled on auto-draft for the 15th of each month. The Servicer remedied the dispute by applying a Fresh Start Modification to the account on xxx, bring the account current.
DAMAGE: There is evidence of property damage caused by Other, the total of which was not provided.
 LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
															3/26/2018	Contact made with borrower	The most recent borrower contact occurred on 3/26/2018, in which the borrower disputed the due date of the account; the account is scheduled on auto-draft for the 15th of each month. The Servicer remedied the dispute by applying a Fresh Start Modification to the account on 3/xx/2018, bring the account current.	Retention	No	Current	Low	No	High	High	No	No					Never						No	No	Previously	7
6DE5FE91-7588-41CE-BAF1-517FA6B6A021	xxx	xxx	xxx	CA	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/19/2018. The most recent borrower contact occurred on 3/19/2018 in which the made a payment by phone in the amount of $2,319.38.
 OCCUPANCY: The most recent inspection was completed on 11/6/2016.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/19/2018	Contact made with borrower	The most recent borrower contact occurred on 3/19/2018 in which the made a payment by phone in the amount of $2,319.38.	Retention	No	Current	Low	No	Medium	High	No	No	11/6/2016	Owner Occupied	Not Determined		Never						No	No	Never
CA3A5968-059D-4918-BAC1-E294F1CBB6C9	xxx	xxx	xxx	MA	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is Not Determined. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/15/2018. The most recent borrower contact occurred on 3/15/2018, in which the borrower setup the FlexPay to complete the Fresh Start Modification process.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 1/22/2017.  The inspection determined the occupancy of the property was Owner Occupied.
															3/15/2018	Contact made with borrower	The most recent borrower contact occurred on 3/xx/2018, in which the borrower setup the FlexPay to complete the Fresh Start Modification process.	Retention	No	Current	Low	No	Medium	High	No	No	1/22/2017	Owner Occupied			Never						No	No	Previously	13
305B0710-E38F-446C-A3EA-3E408621D25F	xxx	xxx	xxx	NJ	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was reported as Discharged; however, the date was not available in the review period.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 9/6/2017. The most recent borrower contact occurred on 9/6/2017, in which the borrower made a payment by phone in the amount of $1,954.66.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 2/4/2017.  The inspection determined the occupancy of the property was Occupied by Unknown.
															9/6/2017	Contact made with borrower	The most recent borrower contact occurred on 9/6/2017, in which the borrower made a payment by phone in the amount of $1,954.66.	Retention	No	Current	Low	No	Medium	High	No	No	2/4/2017	Occupied by Unknown			Previously		Close and Bill	xxx	No	N/A	No	No	Previously	7
17E01F82-5F31-48F1-B54D-A6FB623B0519	xxx	xxx	xxx	NJ	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/15/2018. The borrower was contacted on 1/15/2018 and made a payment via speed pay on 1/15/2018.  A payment was processed and posted on 1/15/2018 in the amount of $2,154.14.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															1/15/2018	Contact made with borrower	The borrower was contacted on 1/15/2018 and made a payment via speed pay on 1/15/2018. A payment was processed and posted on 1/15/2018 in the amount of $2,154.14.	Retention	No	Current	Low	No	Medium	High	No	No			Not Determined		Never						No	No	Never
12B41B28-14DF-4BE3-AE44-111BCAAAFDC3	xxx	xxx	xxx	UT	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is Not Determined. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 12/21/2017. The most recent borrower contact occurred on 12/21/2017 in which the borrower contacted the Servicer in regards to received phone calls; the Servicer advised the calls are in regards to the late December 2017 payment. The Servicer requested a promise to pay to be scheduled for 1/5/2018 in the amount of $1,693.29; the borrower declined. The December 2017 payment was received on 1/9/2017.
 LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
															12/21/2017	Contact made with borrower	The most recent borrower contact occurred on 12/21/2017 in which the borrower contacted the Servicer in regards to received phone calls; the Servicer advised the calls are in regards to the late December 2017 payment. The Servicer requested a promise to pay to be scheduled for 1/5/2018 in the amount of $1,693.29; the borrower declined. The December 2017 payment was received on 1/9/2017.	Retention	No	Current	Low	No	Medium	High	No	No					Never						No	No	Previously	13
F10C6B01-9210-4A07-975E-48B3A8E502F8	xxx	xxx	xxx	NY	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 12/26/2017. The most recent borrower contact occurred on 12/26/2017, the borrower indicated that they are receiving calls indicating that the account is past due and the servicer indicated that the calls will cease.  The borrower also inquired about their W-9 form and the servicer indicated that they started mailing them and they should be received in January.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill and the date of the Close and Bill was not available.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 2/19/2017.  The inspection determined the occupancy of the property was Occupied by Unknown.
															12/26/2017	Contact made with borrower
The most recent borrower contact occurred on 12/26/2017, the borrower indicated that they are receiving calls indicating that the account is past due and the servicer indicated that the calls will cease.  The borrower also inquired about their W-9 form and the servicer indicated that they started mailing them and they should be received in January.
																		Retention	No	Current	Low	No	High	High	No	No	2/19/2017	Occupied by Unknown			Previously		Close and Bill		No	N/A	No	No	Never
D9BAB0D6-5BF4-4D3F-92B8-D95DC3BD5015	xxx	xxx	xxx	CA	4/20/2018	Yes	4/1/2018	Current
• POSSIBLE DEFAULT IMMINENT: As per a conversation with the borrower on 3/15/2018, the borrower inquired to the payment increase; the servicer advised there was an increase in taxes and insurance. The servicer presented a loan modification offer and advised the borrower could shop for a cheaper homeowners insurance provider; the borrower requested a modification package be mailed. As per a conversation with the borrower on 2/21/2018, the borrower stated they could not afford the payment; a loss mitigation package was subsequently mailed to the borrower. As of 4/20/2018, no further information is disclosed on the status of the loss mitigation efforts.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 4/4/2018. The most recent borrower contact occurred on 4/4/2018; however, the details of the conversation are truncated in the commentary provided.
 OCCUPANCY: The most recent inspection was completed on 2/5/2017.  The inspection determined the occupancy of the property was Owner Occupied.
															4/4/2018	Contact made with borrower	The most recent borrower contact occurred on 4/4/2018; however, the details of the conversation are truncated in the commentary provided.	Retention	No	Current	Medium	Yes	Medium	High	No	No	2/5/2017	Owner Occupied	Owner Occupied		Never						No	No	Never
3D85A539-2CF3-4679-BADD-AB9F783F786D	xxx	xxx	xxx	IL	4/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/25/2018. During the last communication on 1/25/2018, the past due payment was discussed; the borrower made a promise to pay on 1/28/2018.  The payment history confirmed the servicer received a payment on 1/28/2018.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 12/8/2016.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															1/25/2018	Contact made with borrower
During the last communication on 1/25/2018, the past due payment was discussed; the borrower made a promise to pay on 1/28/2018.  The payment history confirmed the servicer received a payment on 1/28/2018.
																		Retention	No	Current	Low	No	Medium	High	No	No	12/8/2016	Occupied by Unknown	Owner Occupied		Never						No	No	Never
5453B83B-64DD-4F08-BAC7-2C3A44AC7A34	xxx	xxx	xxx	FL	3/7/2017			Current					N/A
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: The loan was modified prior to the review period but the dates and terms were not disclosed.  According to multiple comments starting 5/5/2016, the borrower was no longer eligible for HAMP after xxx because the borrower had already had a HAMP Tier 1 modification.  A comment dated 9/21/2016 referenced that a HAMP sixth year borrower incentive was applied as curtailment of $5,000.00 on xxx.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
  ADDITIONAL INFORMATION: A comment dated 4/14/2016 stated the borrower’s monthly payment changed to $1,497.16, which was effective as of xxx.  A comment dated 11/7/2016 indicated the property may have been located in a disaster area designated by FEMA due to Hurricane xxx declared on xxx in Florida, but there was no response from the borrower or evidence of property damages disclosed.
																				Current								Not Determined			Never		N/A						Never	N/A
C2E20D9E-20F2-4465-8849-0FDFF61B51F1	xxx	xxx	xxx	WA	3/7/2017			Collections					N/A
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: Several comments during the review period indicated the borrower was no longer eligible for a HAMP modification due to already having a HAMP Tier 1 modification.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
  ADDITIONAL INFORMATION: A property inspection was not found during the review period; however, the borrower indicated the property was owner occupied on 3/14/2016. The last borrower contact occurred on 2/21/2017 and the servicer advised the loan was in default. The servicer also indicated the demand expires on 3/24/2017 and the loan would possibly be referred to an attorney for legal action. The borrower indicated the reason for default was due to a curtailment of income and that they had just started a new job. The borrower's previous reason for default was due to unemployment. The servicer also offered workout options and the borrower declined.
																				Unemployed								Not Determined			Never		N/A						Never	N/A
145D40E3-1B39-4976-A7E5-69226302FE8B	xxx	xxx	xxx	MD	3/7/2017			Current					N/A
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: A HAMP modification was completed prior to the review period as the servicer collected a HAMP borrower incentive in the amount of $833.33 on xxx, which was applied as a curtailment. There are no further details regarding the date or terms of the modification available.
 PROPERTY DAMAGE: There is no evidence of property damage.
  EXCEPTIONS: No exceptions were identified.
																				Current								Not Determined			Never		N/A						Never	N/A
40EEA876-37A1-4711-A7F7-E2F8CE58D919	xxx	xxx	xxx	WA	12/7/2016	Yes	1/1/2014	Collections	9/18/2016	11/30/2016			N/A							Curtailment of Income								Occupied by Unknown			Previously		Close and Bill						Previously	13
9B654851-EBAA-4101-BF8D-95102A329A7F	xxx	xxx	xxx	Missing	1/31/2018	Yes	1/1/2018	Collections					• CURRENT FEMA DISASTER AREA: According to a comment on 12/27/2017, an inspection was completed which confirmed there is no property damage associated with a FEMA Declared Disaster Area.
LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Curtailment of Income.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 12/27/2017. The borrower contacted the servicer on 12/27/2017 to make the December 2017 payment in the amount of $1,399.46 over the phone.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 1/2/2018.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															12/27/2017	Contact made with borrower	The borrower contacted the servicer on 12/27/2017 to make the December 2017 payment in the amount of $1,399.46 over the phone.	Not Determined	No	Curtailment of Income	Medium	No	Medium	Medium	No	No	1/2/2018	Not Determined	Owner Occupied		Never						No	No	Never
A29120ED-BE9E-41C1-A333-8355E5E9517B	xxx	xxx	xxx	Missing	1/31/2018	Yes	2/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 1/19/2018. During the last borrower contact, the borrower authorized a payment by phone in the amount of $977.70.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 5/17/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															1/19/2018	Contact made with borrower	During the last borrower contact, the borrower authorized a payment by phone in the amount of $977.70.	Retention	No	Current	Low	No	Medium	High	No	No	5/17/2017	Not Determined	Owner Occupied		Never						No	No	Never
91067ACF-DAEA-4B6D-BA01-E23A9F68C35B	xxx	xxx	xxx	Missing	1/31/2018	Yes	3/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.   The bankruptcy case number is Not Determined. The bankruptcy was Discharged on xxx.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 11/24/2017. The last contact on the loan was made on 11/24/2017 when the borrower called in to get the payment address.  The borrower was advised of the payment address, next payment due, and payment amount.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 7/7/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															11/24/2017	Contact made with borrower	The last contact on the loan was made on 11/24/2017 when the borrower called in to get the payment address. The borrower was advised of the payment address, next payment due, and payment amount.	Retention	No	Current	Low	No	High	High	No	No	7/7/2017	Not Determined	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Previously	Not Determined
CBC0DCFA-6750-4B71-9D11-46B78BC8EEA4	xxx	xxx	xxx	Missing	1/31/2018	Yes	2/1/2018	Current					• POSSIBLE FORECLOSURE DISMISSAL: A foreclosure dismissal was filed with the courts on 5/xx/2017 and case was dismissed on 6/xx/2017.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 4/21/2017. The borrower last contacted the servicer on 4/21/2017 to inquire about the status of the loan modification. The modification was completed on xxx.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx. There is evidence that the current foreclosure may be dismissed.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 5/3/2017.  The inspection determined the occupancy of the property was Not Determined.  The occupancy of the property was Not Determined through conversations with the borrower.
															4/21/2017	Contact made with borrower	The borrower last contacted the servicer on 4/21/2017 to inquire about the status of the loan modification. The modification was completed on 4/xx/2017.	Retention	No	Current	Low	No	High	High	No	No	5/3/2017	Not Determined	Not Determined		Previously		Dismissed	xxx	Yes	N/A	No	No	Never
877A96AC-194F-4089-98DF-DABC7763FCBC	xxx	xxx	xxx	MD	1/31/2018	Yes	2/1/2018	Current
• PROPERTY DAMAGE: A comment dated 7/25/2017 indicates a property inspection was completed and there were property damages.  There is no evidence the repairs were made or the current status of the property damage.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 1/24/2018. The last contact on the loan was made on 1/24/2018 when the borrower called in and scheduled a payment for 1/30/2018 to reinstate the loan. A comment on 1/30/2018 indicates the borrower submitted the funds to reinstate the loan.
DAMAGE: There is evidence of property damage caused by Not Determined, the total of which was not provided.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 1/22/2018.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Tenant Occupied.
															1/24/2018	Contact made with borrower
The last contact on the loan was made on 1/24/2018 when the borrower called in and scheduled a payment for 1/30/2018 to reinstate the loan. A comment on 1/30/2018 indicates the borrower submitted the funds to reinstate the loan.
																		Retention	No	Current	Medium	No	Medium	High	No	No	1/22/2018	Not Determined	Tenant Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Never
C65C0CFB-A828-4206-8ECA-B34C00B79752	xxx	xxx	xxx	Missing	1/31/2018	Yes	2/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 9/18/2017. The servicer last spoke with an authorized third party (ATP) on 9/18/2017. The ATP was upset about having been transferred multiple times and was advised that the call would be transferred to a single point of contact but the ATP disconnected the call while attempting to transfer.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 4/1/2017.  The inspection determined the occupancy of the property was Not Determined.  The occupancy of the property was Not Determined through conversations with the borrower.
															9/18/2017	Contact made with borrower
The servicer last spoke with an authorized third party (ATP) on 9/18/2017. The ATP was upset about having been transferred multiple times and was advised that the call would be transferred to a single point of contact but the ATP disconnected the call while attempting to transfer.
																		Retention	No	Current	Low	No	Medium	High	No	No	4/1/2017	Not Determined	Not Determined		Previously		Dismissed	xxx	No	N/A	No	No	Never
E85DAB2D-73C1-4898-B081-D30C7BB2EFCA	xxx	xxx	xxx	VA	1/31/2018	Yes	2/1/2018	Current/Bankruptcy
LOAN STATUS: The loan is currently in Current/Bankruptcy status.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan.  The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is Not Determined. The bankruptcy was Relief Granted on xxx. The most recently documented status of the bankruptcy was Relief Granted as of xxx.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 1/10/2018. The last contact on the loan was made on 1/10/2018 when the borrower called in and made a payment in the amount of $2064.93.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 6/30/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															1/10/2018	Contact made with borrower	The last contact on the loan was made on 1/10/2018 when the borrower called in and made a payment in the amount of $2064.93.	Retention	No	Current	Low	No	High	High	No	No	6/30/2017	Not Determined	Owner Occupied		Never						No	No	Currently	13
E239152A-6296-4FA0-B1F8-8A879CD8CCCD	xxx	xxx	xxx	MA	1/31/2018	Yes	2/1/2018	Current/Bankruptcy
LOAN STATUS: The loan is currently in Current/Bankruptcy status.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan.   The bankruptcy case number is Not Determined. The bankruptcy is active as of xxx. The most recently documented status of the bankruptcy was POC Filed as of xxx.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 9/6/2017. The last contact on the loan was made on 9/6/2017 when the borrower called in about their payment not clearing on their bank’s end.  The borrower was advised the payment posted on 9/5/2017 and it can take 24 to 72 hours to clear their bank.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 2/4/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															9/6/2017	Contact made with borrower
The last contact on the loan was made on 9/6/2017 when the borrower called in about their payment not clearing on their bank’s end.  The borrower was advised the payment posted on 9/5/2017 and it can take 24 to 72 hours to clear their bank.
																		Retention	No	Current	Low	No	High	High	No	No	2/4/2017	Not Determined	Owner Occupied		Never						No	No	Currently	Not Determined
A6AC2D06-03A6-4890-93A2-E658F2B4B415	xxx	xxx	xxx	CA	1/31/2018	Yes	2/1/2018	Current
• CURRENT FEMA DISASTER AREA: The subject property may have been located in a FEMA disaster zone due to Southern California wildfires, but comments dated 12/27/2017 indicate there was no property damage.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 8/4/2017. The last contact on the loan was made on 8/4/2017 when the borrower called about a letter they received about the grace period.  The borrower was advised to disregard the letter due to they were doing a loan modification.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 12/30/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															8/4/2017	Contact made with borrower
The last contact on the loan was made on 8/4/2017 when the borrower called about a letter they received about the grace period.  The borrower was advised to disregard the letter due to they were doing a loan modification.
																		Retention	No	Current	Low	No	High	High	No	No	12/30/2017	Not Determined	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Never
C70A5446-053C-4D25-8B09-CBA08EBB7849	xxx	xxx	xxx	Missing	1/31/2018	Yes	2/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 1/13/2018. The servicer last spoke with an authorized third party on 1/13/2018 when the authorized third party indicated they would make a payment by 1/22. A comment dated 1/23/2018 indicates a payment was received.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 5/12/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															1/13/2018	Contact made with borrower
The servicer last spoke with an authorized third party on 1/13/2018 when the authorized third party indicated they would make a payment by 1/22. A comment dated 1/23/2018 indicates a payment was received.
																		Retention	No	Current	Low	No	Medium	High	No	No	5/12/2017	Not Determined	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Never
A23712CB-1947-4A64-BFDA-FE232449D65B	xxx	xxx	xxx	IL	1/31/2018	Yes	2/1/2018	Current
• PROPERTY DAMAGE: A comment dated 3/30/2017 indicates the borrower had property damage.  There were no details in regards to the type of damage or date of loss.  Comments dated 4/18/2017 and 5/9/2017 indicate that the borrower filed a claim and was working with the loss draft department, but there are no details of the status of the repairs.
 • BORROWER DISPUTE: Per comment dated 1/16/2018, the borrower sent an email on 1/12/2018 requesting that their mortgage to be reported to all three credit bureaus.  The borrower advised their business was suffering due to the mortgage not being reported and they are unable to secure a construction loan.  There were not additional details of the status of their request in the review period.

LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.   The bankruptcy case number is Not Determined. The bankruptcy was reported as Discharged; however, the date was not available in the review period.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 1/16/2018. The last contact on the loan was made on 1/16/2018 when the borrower called in to request website help due to they were trying to make a payment online.  The servicer reset their password.  The borrower also inquired about why the mortgage was not being reported to the credit bureau and they were advised it was due to their discharged bankruptcy.
DAMAGE: There is evidence of property damage caused by Not Determined, the total of which was not provided.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill and the date of the Close and Bill was not available.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 4/5/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															1/16/2018	Contact made with borrower
The last contact on the loan was made on 1/16/2018 when the borrower called in to request website help due to they were trying to make a payment online.  The servicer reset their password.  The borrower also inquired about why the mortgage was not being reported to the credit bureau and they were advised it was due to their discharged bankruptcy.
																		Retention	No	Current	Low	No	High	High	Yes	No	4/5/2017	Not Determined	Owner Occupied		Previously		Close and Bill		No	N/A	No	No	Previously	Not Determined
FA33C27A-210D-483E-9155-290E102459E1	xxx	xxx	xxx	Missing	1/31/2018	Yes	3/1/2018	Current
• CURRENT FEMA DISASTER AREA: A comment dated 7/xx/2017 indicates a FEMA hold was placed on the loan.  No additional details as to any possible damages were available. The FEMA hold was removed on 7/xx/2017.

LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.   The bankruptcy case number is Not Determined. The bankruptcy was Discharged on xxx.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 8/23/2017. As per a comment dated 8/23/2017, an approved third party called in to request a copy of the modification agreement in order to cancel a mediation appointment with the borrower. There were no details to confirm the modification agreement was sent to the third party; however, the executed modification was sent to the borrower on 8/xx/2017.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 7/14/2017.  The inspection determined the occupancy of the property was Not Determined.  The occupancy of the property was Not Determined through conversations with the borrower.
															8/23/2017	Contact made with borrower
As per a comment dated 8/23/2017, an approved third party called in to request a copy of the modification agreement in order to cancel a mediation appointment with the borrower. There were no details to confirm the modification agreement was sent to the third party; however, the executed modification was sent to the borrower on 8/xx/2017.
																		No Contact	No	Current	Low	No	Medium	Medium	No	No	7/14/2017	Not Determined	Not Determined		Previously		Close and Bill	xxx	No	N/A	No	No	Previously	Not Determined
4E896DF1-58A2-4ED0-A1A5-84CC36AC2D61	xxx	xxx	xxx	NY	1/31/2018	Yes	2/1/2018	Current
• MEDIATION HEARING: A comment dated 1/xx/2017 indicates mediation was assigned and a hearing was set for 3/xx/2017. The account was monitored for trial payments and a comment on 3/xx/2017 indicates the modification was completed. A comment on 3/xx/2017 indicates the hearing would be held that day; however, the mediation was expected to be closed due to the modification. A comment on 4/3/2017 indicates a fee in the amount of $250 was paid for the mediation hearing held on 3/xx/2017. The foreclosure case was subsequently dismissed on 6/xx/2017.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 8/10/2017. On 8/10/2017, the borrower advised the servicer that the mortgage payments where not made while they were out of town and paid the total amount due to bring the account current.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 8/29/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															8/10/2017	Contact made with borrower	On 8/10/2017, the borrower advised the servicer that the mortgage payments where not made while they were out of town and paid the total amount due to bring the account current.	Retention	No	Current	Low	No	High	High	No	No	8/29/2017	Not Determined	Owner Occupied		Previously		Dismissed	xxx	No	N/A	No	No	Never
9066D470-6024-43A0-828B-CFA5F92348CD	xxx	xxx	xxx	RI	1/31/2018	Yes	2/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 3/30/2017. On 3/30/2017, the authorized third party law firm was reached regarding the trial payments due for the borrowers. The party advised that the borrowers would be mailing a check for two payments and they were advised the modification would be completed after that. The payments were received on 4/3/2017.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY:   The occupancy of the property was Not Determined through conversations with the borrower.
															3/30/2017	Contact made with borrower	On 3/30/2017, the authorized third party law firm was reached regarding the trial payments due for the borrowers. The party advised that the borrowers would be mailing a check for two payments and they were advised the modification would be completed after that. The payments were received on 4/xx/2017.	Retention	No	Current	Low	No	High	High	No	No		Not Determined	Not Determined		Previously		Close and Bill	xxx	No	N/A	No	No	Previously	7
58F94A45-3372-4B73-BCA0-B18C1ADD045B	xxx	xxx	xxx	NJ	1/31/2018	Yes	2/1/2018	Current
• PROPERTY DAMAGE: Comments dated 11/7/2017, indicates damage to the property occurred on 10/23/2017 the neighbors tree had fallen on the borrowers fence, hit and damaged a light pole, lawn mower and is leaning towards the borrowers home. There is no indication that a claim was filed during the servicing review period and no additional information regarding repairs to property were disclosed.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 11/28/2017. Comments indicate the borrower called in to add lender placed insurance in order to file a claim. The borrower was advised to submit a new application and commentary dated 12/1/2017 indicates the policy was approved.
DAMAGE: There is evidence of property damage caused by Other, the total of which was not provided.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
 LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
															11/28/2017	Contact made with borrower
Comments indicate the borrower called in to add lender placed insurance in order to file a claim. The borrower was advised to submit a new application and commentary dated 12/xx/2017 indicates the policy was approved.
																		Retention	No	Current	Low	No	Medium	Medium	No	No		Not Determined	Owner Occupied		Previously		Dismissed	xxx	No	N/A	No	No	Never
E8E031D9-3924-4605-9672-C0E82541E7D9	xxx	xxx	xxx	NJ	1/31/2018	Yes	2/1/2018	Current/Bankruptcy
LOAN STATUS: The loan is currently in Current/Bankruptcy status.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy is active as of xxx. The most recently documented status of the bankruptcy was POC Filed as of xxx.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 1/3/2018. The last contact with the borrower occurred on 1/3/2018 in which the borrower called about the loan modification. The servicer advised it has been completed since March 2017. The borrower also inquired how to remove the co-borrower from the loan, and the borrower was advised that the only way the co-borrower could be removed was by refinancing the loan.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY:   The occupancy of the property was Not Determined through conversations with the borrower.
															1/3/2018	Contact made with borrower	The last contact with the borrower occurred on 1/3/2018 in which the borrower called about the loan modification. The servicer advised it has been completed since xxx. The borrower also inquired how to remove the co-borrower from the loan, and the borrower was advised that the only way the co-borrower could be removed was by refinancing the loan.	Retention	No	Current	Low	No	High	High	No	No		Not Determined	Not Determined		Previously		Close and Bill	xxx	No	N/A	No	No	Currently	13
2AD858AE-3F03-4CA1-935C-E8064650CF05	xxx	xxx	xxx	PA	1/31/2018	Yes	2/1/2018	Current/Bankruptcy					• POSSIBLE INSURANCE COVERAGE LAPSE: A comment dated 1/4/2018 indicates the borrower was charged for lender’s placed (LP) insurance due to they needed to provide proof of their 2016-2018 Homeowner’s Association (HOA) coverage. The borrower advised they had never heard of the HOA coverage and sent a payment for the LP insurance. The borrower was advised to obtain HOA coverage from her condominium association and once reviewed they will be refunded HOA LP insurance and receive a letter.
LOAN STATUS: The loan is currently in Current/Bankruptcy status.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan.  The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Relief Granted on xxx. The most recently documented status of the bankruptcy was Performing under Plan as of xxx.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 1/4/2018. The last contact on the loan was made on 1/4/2018 when the borrower called about lender placed (LP) insurance.  The borrower was told they needed to provide proof of their 2016-2018 Homeowner’s Association (HOA) coverage.  The borrower advised they had never heard of the HOA coverage and sent a payment for the LP insurance.  The borrower was advised to obtain HOA coverage from her condominium association and once reviewed they will be refunded HOA LP insurance and receive a letter.  At the end of the review period there are no comments indicating the proof of LP insurance was received.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 7/1/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															1/4/2018	Contact made with borrower	The last contact on the loan was made on 1/4/2018 when the borrower called about lender placed (LP) insurance. The borrower was told they needed to provide proof of their 2016-2018 Homeowner’s Association (HOA) coverage. The borrower advised they had never heard of the HOA coverage and sent a payment for the LP insurance. The borrower was advised to obtain HOA coverage from her condominium association and once reviewed they will be refunded HOA LP insurance and receive a letter. At the end of the review period there are no comments indicating the proof of LP insurance was received.	Retention	No	Current	Low	No	High	High	No	No	7/1/2017	Not Determined	Owner Occupied		Previously		Dismissed	xxx	No	N/A	No	No	Currently	13
AADED2FB-C6B3-4683-B451-418B43467A7E	xxx	xxx	xxx	Missing	1/31/2018	Yes	2/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.   The bankruptcy case number is N/A. The bankruptcy was Discharged on xxx.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 12/1/2017. The last contact with the borrower was on 12/1/2017 when the borrower called to inform the servicer that the mortgage is not being reported to the credit bureau; the borrower was advised to send a letter of complaint to loan servicing and they will follow up regarding this matter.  The borrower sent a complaint which was received by the servicer on 12/6/2017 and a final response letter was sent to the borrower on 12/15/2017; however, no further details were provided.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 2/15/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															12/1/2017	Contact made with borrower
The last contact with the borrower was on 12/1/2017 when the borrower called to inform the servicer that the mortgage is not being reported to the credit bureau; the borrower was advised to send a letter of complaint to loan servicing and they will follow up regarding this matter.  The borrower sent a complaint which was received by the servicer on 12/6/2017 and a final response letter was sent to the borrower on 12/15/2017; however, no further details were provided.
																		Retention	No	Current	Low	No	High	High	No	No	2/15/2017	Not Determined	Owner Occupied		Previously		Dismissed	xxx	No	N/A	No	No	Previously	Not Determined
558A8025-085B-42D9-B267-B4404302554E	xxx	xxx	xxx	NJ	1/31/2018	Yes	2/1/2018	Current/Bankruptcy
LOAN STATUS: The loan is currently in Current/Bankruptcy status.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy is active as of xxx. The most recently documented status of the bankruptcy was Not Determined as of xxx.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 12/1/2017. Last contact made with the borrower was made on 12/1/2017 and the borrower made a payment over the phone. Loan was in active bankruptcy at the time payment was made.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 2/27/2017.  The inspection determined the occupancy of the property was Not Determined.  The occupancy of the property was Not Determined through conversations with the borrower.
															12/1/2017	Not attempting to contact borrower for valid reason	Last contact made with the borrower was made on 12/1/2017 and the borrower made a payment over the phone. Loan was in active bankruptcy at the time payment was made.	Retention	No	Current	Medium	No	Not Determined	Not Determined	No	No	2/27/2017	Not Determined	Not Determined		Previously		Close and Bill	xxx	No	N/A	No	No	Currently	13
15D27563-448C-4CD3-BAD2-53CFE61F4776	xxx	xxx	xxx	NY	1/31/2018	Yes	2/1/2018	Current
• POSSIBLE INSURANCE COVERAGE LAPSE: The borrower was advised on 2/14/2017 that there was lender placed (LP) insurance on the loan and they could probably find a cheaper rate.  The borrower called in on 7/3/2017 inquiring where to send their own cheaper insurance and the borrower was advised.  On 8/15/2017 there was a comment indicating the LP insurance renewal.  At the end of the review period there was no comments indicating the LP insurance was removed.
 • CURRENT FEMA DISASTER AREA: Comments dated 5/xx/2017 indicate the subject property had property damage from super storm Sandy and the borrower received an insurance check from FEMA.  The check in the amount of $xxx was deposited in the restricted escrow account on 7/xx/2017.  There was a property inspection completed 7/25/2017 indicating the repairs were 100% complete and a loss draft check in the amount of $7605.89 was sent to the borrower.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 7/3/2017. The last contact on the loan was made on 7/3/2017 when the borrower called in about the status of the loan they thought was short a payment.  The servicer advised they were not short a payment after careful review of the loan.  The borrower also inquired about the lender placed insurance on the loan and asked if they found their own cheaper insurance what they should do.  The borrower was advised to send it in for it to be updated.  There were also additional questions about the loss draft check and they were transferred over to the loss draft department.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 2/15/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															7/3/2017	Contact made with borrower
The last contact on the loan was made on 7/3/2017 when the borrower called in about the status of the loan they thought was short a payment.  The servicer advised they were not short a payment after careful review of the loan.  The borrower also inquired about the lender placed insurance on the loan and asked if they found their own cheaper insurance what they should do.  The borrower was advised to send it in for it to be updated.  There were also additional questions about the loss draft check and they were transferred over to the loss draft department.
																		Retention	No	Current	Low	No	High	High	No	No	2/15/2017	Not Determined	Owner Occupied		Previously		Dismissed	xxx	No	N/A	No	No	Never
E7CEBB21-DBEF-4D31-945E-D8989A248E4E	xxx	xxx	xxx	NY	1/31/2018	Yes	2/1/2018	Current
LOAN STATUS: The loan is currently in Current status. The reason for default is reported to be Curtailment of Income.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 1/9/2018. On 1/9/2018, the borrower called in to return a call they had received. The borrower made a promise to pay for 1/12/2018 online and the payment was received on that day. The borrower was also advised their 1098 tax documents would be sent out by 1/31/2018.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 3/1/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															1/9/2018	Contact made with borrower
On 1/9/2018, the borrower called in to return a call they had received. The borrower made a promise to pay for 1/12/2018 online and the payment was received on that day. The borrower was also advised their 1098 tax documents would be sent out by 1/31/2018.
																		Retention	No	Current	Low	No	High	High	No	No	3/1/2017	Not Determined	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Never
6A892AFA-2F09-4F51-82CB-2EF6154032C1	xxx	xxx	xxx	NJ	1/31/2018	Yes	2/1/2018	Current/Bankruptcy
LOAN STATUS: The loan is currently in Current/Bankruptcy status.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy is active as of xxx. The most recently documented status of the bankruptcy was Performing under Plan as of xxx.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 12/18/2017. The last contact on the loan was made on 12/18/2017 when the authorized third party called in to speak with the single point of contact (SPOC) and make a payment.  The SPOC was not available, but the servicer was able to schedule the payment for 12/18/2017 in the amount of $3,407.75.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 3/14/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															12/18/2017	Contact attempted but unable to contact borrower	The last contact on the loan was made on 12/18/2017 when the authorized third party called in to speak with the single point of contact (SPOC) and make a payment. The SPOC was not available, but the servicer was able to schedule the payment for 12/18/2017 in the amount of $3,407.75.	Retention	No	Current	Low	No	High	High	No	No	3/14/2017	Not Determined	Owner Occupied		Previously		Dismissed	xxx	No	N/A	No	No	Currently	13
59CDE8B2-8193-4C76-9E87-F54F0B8D354C	xxx	xxx	xxx	Missing	1/31/2018	Yes	2/1/2018	Current					• CURRENT FEMA DISASTER AREA: A disaster inspection was ordered on 12/14/2017 and completed on 1/24/2018. No damages to the property were reported.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 1/25/2018. The servicer spoke with the borrower on 1/25/2018 when they called to inquire about the amount due on their monthly statement. The borrower indicated the statement showed a balance of $5,071.53 and believed she did not owe that amount. The servicer advised the borrower the amount was correct due to outstanding fees and that the fees would continue to carry over. The borrower promised to send extra funds in addition to her monthly payments to pay off the fees.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 1/24/2018.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															1/25/2018	Contact made with borrower
The servicer spoke with the borrower on 1/25/2018 when they called to inquire about the amount due on their monthly statement. The borrower indicated the statement showed a balance of $5,071.53 and believed she did not owe that amount. The servicer advised the borrower the amount was correct due to outstanding fees and that the fees would continue to carry over. The borrower promised to send extra funds in addition to her monthly payments to pay off the fees.
																		Retention	No	Current	Low	No	Medium	High	No	No	1/24/2018	Not Determined	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Never
5F6F4A72-DDE9-4D0E-B955-823479D45812	xxx	xxx	xxx	IL	1/31/2018	Yes	2/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 11/22/2017. The borrower called in on 11/22/2017 and was upset for not receiving the final modification documents from the servicer. The borrower also stated that the single point of contact did not go over the terms of the modification or the payment amount. The servicer later stated that the modification package was sent, but would be resent to them.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 5/29/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															11/22/2017	Contact made with borrower
The borrower called in on 11/22/2017 and was upset for not receiving the final modification documents from the servicer. The borrower also stated that the single point of contact did not go over the terms of the modification or the payment amount. The servicer later stated that the modification package was sent, but would be resent to them.
																		Retention	No	Current	Low	No	Medium	High	No	No	5/29/2017	Not Determined	Owner Occupied		Previously		Dismissed	xxx	No	N/A	No	No	Never
AD0AEC53-71A2-41C7-912B-F610D89A3DC9	xxx	xxx	xxx	Missing	1/31/2018	Yes	2/1/2018	Current
• DELINQUENT PROPERTY TAX: On 12/7/2017 a tax research was done and the 2016 taxes are delinquent. The total amount showing due is $6294.34 (amount $5142.01+ penalty $1152.33) the notes stated the taxes were not paid prior to service release by prior servicer. The resolution stated per comments on 12/7/2017 was to pay the delinquent taxes from escrow and charge the prior servicer the penalty fee of $1152.33. There is no evidence that the delinquent taxes and penalty fees have been paid as of the end of the review period.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 11/14/2017. The last contact with the borrower was on 11/14/2017, called in to inquire the payments weren’t applied correctly. The borrower was advised that the system isn’t set up to receive partial payments and this caused the payment to apply to principal. The borrower was advised a request would be set up to have the payment applied correctly. Also the borrower was inquiring about delinquent taxes and wanted to know if they had been paid yet, was advised it is still being worked on and has been escalated to a supervisor. Furthermore, the borrower was asked to send an email stating no longer being represented by the attorney so the account could be updated.
DELINQUENT PROPERTY TAX: There is evidence of unpaid delinquent taxes that total $5,000-$10,000.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 3/1/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the property was Not Determined.
															11/14/2017	Contact made with borrower
The last contact with the borrower was on 11/14/2017, called in to inquire the payments weren’t applied correctly. The borrower was advised that the system isn’t set up to receive partial payments and this caused the payment to apply to principal. The borrower was advised a request would be set up to have the payment applied correctly. Also the borrower was inquiring about delinquent taxes and wanted to know if they had been paid yet, was advised it is still being worked on and has been escalated to a supervisor. Furthermore, the borrower was asked to send an email stating no longer being represented by the attorney so the account could be updated.
																		Retention	No	Current	Low	No	High	High	No	No	3/1/2017	Owner Occupied	Not Determined		Previously		Dismissed	xxx	No	N/A	No	No	Never
7A146B0C-2AF0-436B-AEB6-B4237B837BF7	xxx	xxx	xxx	NJ	1/31/2018	Yes	2/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 10/3/2017. On 10/3/2017 the borrower called in and wanted to ask about terms of the final modification.  The new UPB and payment amount was verified with the borrower.  The borrower scheduled a trial payment for 10/1/2017.  The payment was scheduled and the borrower was provided a confirmation number.  The borrower then advised that the executed modification was sent back on xxx.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 5/30/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															10/3/2017	Contact made with borrower	On 10/3/2017 the borrower called in and wanted to ask about terms of the final modification. The new UPB and payment amount was verified with the borrower. The borrower scheduled a trial payment for 10/1/2017. The payment was scheduled and the borrower was provided a confirmation number. The borrower then advised that the executed modification was sent back on 9/xx/2017.	Retention	No	Current	Low	No	High	High	No	No	5/30/2017	Not Determined	Owner Occupied		Previously		Dismissed	xxx	No	N/A	No	No	Previously	13
5568CB64-802B-4D63-9395-FC9C91DC07C6	xxx	xxx	xxx	NY	1/31/2018	Yes	3/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 1/5/2018. The last contact with the borrower was on 1/5/2018 when the borrower called to check if payment was received. The borrower was advised yes. The borrower also wanted to know who the insurance provider was and was provided with that information.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
 LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
															1/5/2018	Contact made with borrower
The last contact with the borrower was on 1/5/2018 when the borrower called to check if payment was received. The borrower was advised yes. The borrower also wanted to know who the insurance provider was and was provided with that information.
																		Retention	No	Current	Low	No	High	High	No	No		Not Determined	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Never
B8D03027-16D6-482F-934A-1757CF58EA77	xxx	xxx	xxx	Missing	1/31/2018	Yes	2/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.   The bankruptcy case number is Not Determined. The bankruptcy was reported as Discharged; however, the date was not available in the review period.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 9/15/2017. The borrower called the servicer on 9/15/2017 to inquire about weekly and bi-weekly payment options.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY:   The occupancy of the property was Not Determined through conversations with the borrower.
															9/15/2017	Contact made with borrower	The borrower called the servicer on 9/15/2017 to inquire about weekly and bi-weekly payment options.	Retention	No	Current	Low	No	High	High	No	No		Not Determined	Not Determined		Previously		Dismissed	xxx	No	N/A	No	No	Previously	Not Determined
AA59316B-6E92-4626-B188-5D84DFC99E40	xxx	xxx	xxx	MA	1/31/2018	Yes	2/1/2018	Current/Bankruptcy
LOAN STATUS: The loan is currently in Current/Bankruptcy status.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy is active as of xxx. The most recently documented status of the bankruptcy was Performing under Plan as of xxx.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 6/6/2017. On 6/6/2017, the borrower called in to confirm the final modification agreement had been received and was advised that it was received. The borrower was advised the loan would take a couple of weeks to reflect the modified terms.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY:   The occupancy of the property was Not Determined through conversations with the borrower.
															6/6/2017	Contact made with borrower	On 6/6/2017, the borrower called in to confirm the final modification agreement had been received and was advised that it was received. The borrower was advised the loan would take a couple of weeks to reflect the modified terms.	Retention	No	Current	Low	No	High	High	No	No		Not Determined	Not Determined		Previously		Close and Bill	xxx	No	N/A	No	No	Currently	13
06C55C4F-D9A4-46FC-977C-FDDD31BA78BF	xxx	xxx	xxx	DE	1/31/2018	Yes	3/1/2018	Current
• MEDIATION HEARING: A comment on 2/8/2017 stated a mediation hearing would be held on xxx, on xxx a foreclosure hold review was done and a message from the firm showed the date of hearing to be on xxx at 12:30. Per comment on xxx, the foreclosure file was closed as modification was complete.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 2/28/2017. The last contact with the borrower was on 2/28/2017, when the borrower called to make the first trial payment in the amount of $920.24 plus a $5.00 fee. The borrower verified the property is owner occupied.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 2/7/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															2/28/2017	Contact made with borrower
The last contact with the borrower was on 2/28/2017, when the borrower called to make the first trial payment in the amount of $920.24 plus a $5.00 fee. The borrower verified the property is owner occupied.
																		Retention	No	Current	Low	No	High	High	No	No	2/7/2017	Not Determined	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Never
93A8758C-B840-4058-8849-BA4EF04989AD	xxx	xxx	xxx	FL	1/31/2018	Yes	2/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 1/13/2018. The borrower called the servicer on 1/13/2018 to discuss the amount of the payment due.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 12/21/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															1/13/2018	Contact made with borrower	The borrower called the servicer on 1/13/2018 to discuss the amount of the payment due.	Retention	No	Current	Low	No	High	High	No	No	12/21/2017	Not Determined	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Never
89096136-17D3-4A67-9D1A-9D41F52959E4	xxx	xxx	xxx	NJ	1/31/2018	Yes	2/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 1/17/2018. Commentary dated 1/25/2018, indicates the borrower called to inform the servicer they did not receive the final modification documents. The representative advised will issue a request to resend the documents. In addition, the borrower inquired about xxxx reflecting the property is still up for auction. The servicer confirmed with the borrower, the loan is performing and is not due until xxx. The servicer advised the borrower to contact the website to update, and the borrower understood. The borrower had no further questions or complaints.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 8/16/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															1/17/2018	Contact made with borrower
Commentary dated 1/25/2018, indicates the borrower called to inform the servicer they did not receive the final modification documents. The representative advised will issue a request to resend the documents. In addition, the borrower inquired about xxxx reflecting the property is still up for auction. The servicer confirmed with the borrower, the loan is performing and is not due until February. The servicer advised the borrower to contact the website to update, and the borrower understood. The borrower had no further questions or complaints.
																		Retention	No	Current	Low	No	Medium	High	No	No	8/16/2017	Not Determined	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Never
9FB7617D-D1F1-47D2-A189-C1E99488D807	xxx	xxx	xxx	NJ	1/31/2018	Yes	2/1/2018	Current
• DELINQUENT PROPERTY TAX: On 1/25/2018, the vendor tax amount report was received which reflected taxes are delinquent. No other information about the delinquent taxes was available and there is no evidence that the taxes have been paid as of the end of the review period.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 11/14/2017. The last contact with the borrower was on 11/14/2017 when they inquired about the unpaid principal balance for the loan modification; the servicer explained how the amount was determined.  Also, the borrower wanted to know if they can refinance, and they can refinance with any lender of their choice.
DELINQUENT PROPERTY TAX: There is evidence of unpaid delinquent taxes, the total of which was not provided.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 2/27/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															11/14/2017	Contact made with borrower
The last contact with the borrower was on 11/14/2017 when they inquired about the unpaid principal balance for the loan modification; the servicer explained how the amount was determined.  Also, the borrower wanted to know if they can refinance, and they can refinance with any lender of their choice.
																		Retention	No	Current	Low	No	High	High	No	No	2/27/2017	Not Determined	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Never
498ACAE8-B713-48B1-BE17-A84B71D2917D	xxx	xxx	xxx	NJ	1/31/2018	Yes	2/1/2018	Current
• MEDIATION HEARING: The last comment in the review period in regards to a mediation hearing was on 4/xx/2017 when it stated the borrower had not provided any documents for review per the mediation.  The comment also stated the borrower was allotted more time to get documents submitted for review because the mediation was set for 4/xx/2017.  A comment dated 4/26/2017 shows a document was received 4/26/2017 and on 4/27/2017 the loss mitigation review began.  The loan was approved for a loan modification trial xxx and a final loan modification was completed on xxx.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 10/5/2017. The last contact on the loan was made on 10/5/2017 when an authorized third party called stating they sent in a check the end of September, but it has not come out of their bank account.  They were advised it was received a couple of days prior and it will come out soon.  They were also advised the final loan modification agreement was also received and is waiting to get reviewed and booked on the account.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 5/4/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															10/5/2017	Contact made with borrower
The last contact on the loan was made on 10/5/2017 when an authorized third party called stating they sent in a check the end of September, but it has not come out of their bank account.  They were advised it was received a couple of days prior and it will come out soon.  They were also advised the final loan modification agreement was also received and is waiting to get reviewed and booked on the account.
																		Retention	No	Current	Low	No	High	High	No	No	5/4/2017	Not Determined	Owner Occupied		Previously		Dismissed	xxx	No	N/A	No	No	Never
CFDE6987-B95A-441F-87B7-0A9E9AF912F6	xxx	xxx	xxx	Missing	1/31/2018	Yes	3/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.   The bankruptcy case number is Not Determined. The bankruptcy was reported as Discharged; however, the date was not available in the review period.
BORROWER CONTACT: There is no evidence of recent borrower contact.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
 LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
																Not attempting to contact borrower for valid reason		Retention	No	Current	Low	No	High	High	No	No		Not Determined	No Borrower Contact		Previously		Dismissed	xxx	No	N/A	No	No	Previously	Not Determined
DE77452C-ECC1-4ABE-B2B4-67B2B38099E5	xxx	xxx	xxx	NJ	1/31/2018	Yes	2/1/2018	Current/Bankruptcy
LOAN STATUS: The loan is currently in Current/Bankruptcy status.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy is active as of xxx. The most recently documented status of the bankruptcy was POC Filed as of xxx.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 9/12/2017. An authorized third party discussed final loan modification documents and indicated that they have not yet been received; however, the documents are expected to be delivered 9/12/2017.  The servicer reviewed notary expectations and  the third party indicated they understood.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 4/20/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															9/12/2017	Contact made with borrower	An authorized third party discussed final loan modification documents and indicated that they have not yet been received; however, the documents are expected to be delivered 9/12/2017. The servicer reviewed notary expectations and the third party indicated they understood.	Retention	No	Current	Medium	No	Medium	High	No	No	4/20/2017	Not Determined	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Currently	13
E4B3D093-3E81-4CF6-B1C4-33EF71740047	xxx	xxx	xxx	IL	1/31/2018	Yes	3/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 6/22/2017. The borrower contacted the servicer on 6/22/2017 to verify the modification had been completed. The servicer confirmed the completion of the modification.  Additionally the borrower requested to make the July 2017 payment.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 2/26/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															6/22/2017	Contact made with borrower
The borrower contacted the servicer on 6/xx/2017 to verify the modification had been completed. The servicer confirmed the completion of the modification.  Additionally the borrower requested to make the July 2017 payment.
																		No Contact	No	Current	Low	No	High	High	No	No	2/26/2017	Not Determined	Owner Occupied		Previously		Dismissed	xxx	No	N/A	No	No	Never
3A2C6567-4FA1-4357-836B-3DC4F67EE6C1	xxx	xxx	xxx	NY	1/31/2018	Yes	3/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 1/23/2018. The servicer last spoke with the borrower on 1/23/2018 when the borrower called to advise the servicer that their loan was not being reported on their credit report. The borrower asked the servicer to backdate their credit reporting and the servicer indicated it would submit the borrower’s request for review.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 3/15/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															1/23/2018	Contact made with borrower
The servicer last spoke with the borrower on 1/23/2018 when the borrower called to advise the servicer that their loan was not being reported on their credit report. The borrower asked the servicer to backdate their credit reporting and the servicer indicated it would submit the borrower’s request for review.
																		Retention	No	Current	Low	No	High	High	No	No	3/15/2017	Not Determined	Owner Occupied		Previously		Dismissed	xxx	No	N/A	No	No	Never
809813F2-538A-472B-AC80-73C84F1FCC79	xxx	xxx	xxx	NV	1/31/2018	Yes	2/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 1/8/2018. On 1/8/2018, the borrower called in to make their monthly mortgage payment since the IVR would not let them. A payment was scheduled.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 10/22/2017.  The inspection determined the occupancy of the property was Owner Occupied.
															1/8/2018	Contact made with borrower	On 1/8/2018, the borrower called in to make their monthly mortgage payment since the IVR would not let them. A payment was scheduled.	Retention	No	Current	Medium	No	Medium	Medium	No	No	10/22/2017	Owner Occupied	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Never
C45E3C4E-5E09-48C7-A39A-598CA09F3115	xxx	xxx	xxx	CT	1/31/2018	Yes	2/1/2018	Current					• MEDIATION HEARING: The comment on 7/xx/2017 reflected that mediation took place and the borrower indicated that the third trial payment was made. According to a comment on 5/xx/2017, a mediation hearing took place and the servicer's counsel advised the first trial plan took place. Additionally, a previous hearing was held on xxx which discussed the loan modification approval details.
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 12/28/2017. On 1/22/2018, the borrower called in upset that they were receiving calls after the payment is not made on the first when they have a grace period and requested no calls during it. The borrower was advised to send a cease and desist letter if they did not want phone calls. The borrower also requested that past missing credit reporting and current reporting start on their account. They were advised the request would be reviewed and that it could take up to 30 business days.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 3/15/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															12/28/2017	Contact made with borrower	On 1/22/2018, the borrower called in upset that they were receiving calls after the payment is not made on the first when they have a grace period and requested no calls during it. The borrower was advised to send a cease and desist letter if they did not want phone calls. The borrower also requested that past missing credit reporting and current reporting start on their account. They were advised the request would be reviewed and that it could take up to 30 business days.	Retention	No	Current	Medium	No	Medium	Medium	No	No	3/15/2017	Not Determined	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Previously	7
F40A76AC-D3A4-4520-8A5B-10FA2F273C97	xxx	xxx	xxx	FL	1/31/2018	Yes	4/1/2018	Current					• CURRENT FEMA DISASTER AREA: According to a comment on 12/14/2017, the property is located in a FEMA disaster area due to hurricanes. A disaster inspection was completed on 1/24/2018 and revealed no damage to the property.
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Terminated as of xxx.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 4/5/2017. The borrower called the servicer on 4/5/2017 in order to discuss the status of the trial plan.  The loan was recently transferred to the current servicer and the borrower had not received a welcome letter.  The servicer advised an attorney consent letter would be necessary since the loan is in an active bankruptcy. The trial modification was initiated on 4/6/2017 and the modification was completed on xxx.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 1/24/2018.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															4/5/2017	Contact made with borrower	The borrower called the servicer on 4/5/2017 in order to discuss the status of the trial plan. The loan was recently transferred to the current servicer and the borrower had not received a welcome letter. The servicer advised an attorney consent letter would be necessary since the loan is in an active bankruptcy. The trial modification was initiated on 4/6/2017 and the modification was completed on 7/xx/2017.	Retention	No	Current	Low	No	High	High	No	No	1/24/2018	Not Determined	Owner Occupied		Previously		Dismissed	xxx	No	N/A	No	No	Previously	7
B3E6C086-2670-4B6D-956D-3282E75EC8C7	xxx	xxx	xxx	TX	1/31/2018	Yes	2/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 12 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 1/10/2018. The servicer last spoke with an authorized third party on 1/10/2018 when they ATP called to inquire if the servicer paid the taxes. The servicer advised the ATP that the taxes were paid on 12/21/2017.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 5/3/2017.  The inspection determined the occupancy of the property was Owner Occupied.
															1/10/2018	Contact made with borrower	The servicer last spoke with an authorized third party on 1/10/2018 when they ATP called to inquire if the servicer paid the taxes. The servicer advised the ATP that the taxes were paid on 12/21/2017.	Retention	No	Current	Low	No	Medium	High	No	No	5/3/2017	Owner Occupied	Owner Occupied		Never						No	No	Previously	12
A64D2596-252B-4AB7-A06D-A49333824603	xxx	xxx	xxx	Missing	1/31/2018	Yes	2/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 9/8/2017. On 9/8/2017, the authorized third party called in to schedule a trial modification payment. The third party advised the final modification agreement was sent back signed. The final modification was received xxx.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 4/4/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															9/8/2017	Contact made with borrower
On 9/8/2017, the authorized third party called in to schedule a trial modification payment. The third party advised the final modification agreement was sent back signed. The final modification was received 9/xx/2017.
																		Retention	No	Current	Medium	No	Medium	Medium	No	No	4/4/2017	Not Determined	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Never
F1E9BC1E-6090-48BE-B371-EE159D4EAD1F	xxx	xxx	xxx	NY	1/31/2018	Yes	3/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.   The bankruptcy case number is xxx. The bankruptcy was Dismissed on xxx. The most recently documented status of the bankruptcy was Dismissed as of xxx.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 10/6/2017. On 10/6/2017, the servicer contacted the authorized third party to follow up on the final modification documents. The ATP stated that the borrowers were out of town and confirmed that they had received the final modification documents and would get executed and returned. The final executed modification documents were received on 10/xx/2017.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 5/4/2017.  The inspection determined the occupancy of the property was Owner Occupied.
															10/6/2017	Contact made with borrower
On 10/6/2017, the servicer contacted the authorized third party to follow up on the final modification documents. The ATP stated that the borrowers were out of town and confirmed that they had received the final modification documents and would get executed and returned. The final executed modification documents were received on 10/xx/2017.
																		Retention	No	Current	Low	No	Medium	Medium	No	No	5/4/2017	Owner Occupied	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Previously	Not Determined
61971C81-C0F0-4579-87C2-0B24AF70E29E	xxx	xxx	xxx	NJ	1/31/2018	Yes	2/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Dismissed on xxx. The most recently documented status of the bankruptcy was Dismissed as of xxx.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 12/1/2017. On 12/1/2017, the co-borrower called to make a mortgage payment and paid an extra $100.00 towards attorney fees on the account. The payment was processed and the co-borrower was provided with a confirmation number.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 5/30/2017.  The inspection determined the occupancy of the property was Owner Occupied.
															12/1/2017	Contact made with borrower	On 12/1/2017, the co-borrower called to make a mortgage payment and paid an extra $100.00 towards attorney fees on the account. The payment was processed and the co-borrower was provided with a confirmation number.	Retention	No	Current	Medium	No	Medium	Medium	No	No	5/30/2017	Owner Occupied	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Previously	13
34055A7A-5F8D-444D-BD47-ADF49C7A86BF	xxx	xxx	xxx	NY	1/31/2018	Yes	2/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 11/13/2017. The borrower called in on 11/13/2017 to confirm that the modification documents were received, and the servicer stated that they had not yet received the documents.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 6/3/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															11/13/2017	Contact made with borrower	The borrower called in on 11/13/2017 to confirm that the modification documents were received, and the servicer stated that they had not yet received the documents.	Retention	No	Current	Medium	No	Medium	High	No	No	6/3/2017	Not Determined	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Never
D46C1A61-7C78-4146-BBBA-3D7ED61337EF	xxx	xxx	xxx	Missing	1/31/2018	Yes	2/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 6/16/2017. The servicer spoke with an authorized third party (ATP) on 6/16/2017.  The ATP inquired about the demand letter sent to the borrower.  The servicer replied to disregard the letter as the loan modification has been finalized.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 6/21/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															6/16/2017	Contact made with borrower	The servicer spoke with an authorized third party (ATP) on 6/xx/2017. The ATP inquired about the demand letter sent to the borrower. The servicer replied to disregard the letter as the loan modification has been finalized.	No Contact	No	Current	Low	No	High	High	No	No	6/21/2017	Not Determined	Owner Occupied		Previously		Dismissed	xxx	No	N/A	No	No	Previously	7
4E77D290-0C1D-4722-BFEA-2C994461E5BE	xxx	xxx	xxx	FL	1/31/2018	Yes	2/1/2018	Current					• CURRENT FEMA DISASTER AREA: According to a comment dated 9/12/2017, the property is in a FEMA disaster area. A damage inspection was conducted on 1/24/2018 and did not reveal any damage to the property.
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Relief Granted on xxx. The most recently documented status of the bankruptcy was Relief Granted as of xxx.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 11/30/2017. The servicer spoke with the borrower on 11/30/2017 to go over the final modification terms.  The borrower understood and agreed to the terms.  The modification was completed on xxx.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 1/24/2018.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															11/30/2017	Contact made with borrower	The servicer spoke with the borrower on 11/30/2017 to go over the final modification terms. The borrower understood and agreed to the terms. The modification was completed on 12/xx/2017.	Retention	No	Current	Low	No	Medium	Medium	No	No	1/24/2018	Not Determined	Owner Occupied		Previously		Dismissed	xxx	No	N/A	No	No	Previously	13
1DA44231-4B44-4184-9FE5-99A27B551BA8	xxx	xxx	xxx	NY	1/31/2018	Yes	2/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 12/26/2017. On 12/26/2017, the borrower called in to make sure the account is due for 1/1/2018, and to send the updated information for their HOA.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 4/29/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Tenant Occupied.
															12/26/2017	Contact made with borrower	On 12/26/2017, the borrower called in to make sure the account is due for 1/1/2018, and to send the updated information for their HOA.	Retention	No	Current	Low	No	High	High	No	No	4/29/2017	Not Determined	Tenant Occupied		Previously		Dismissed	xxx	No	N/A	No	No	Never
3675B620-E8F5-4056-AAE8-A9634C6C650C	xxx	xxx	xxx	VA	1/31/2018	Yes	2/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Dismissed on xxx. The most recently documented status of the bankruptcy was Dismissed as of xxx.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 12/5/2017. Commentary dated 12/5/2017, indicates that the servicer contacted the borrower for payment. The borrower advised that they will call back the following week to make payment; the servicer offered to secure the payment by phone but the borrower declined. A payment in the amount of $747 was received on 12/18/2017.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 4/29/2017.  The inspection determined the occupancy of the property was Owner Occupied.
															12/5/2017	Contact made with borrower	Commentary dated 12/5/2017, indicates that the servicer contacted the borrower for payment. The borrower advised that they will call back the following week to make payment; the servicer offered to secure the payment by phone but the borrower declined. A payment in the amount of $747 was received on 12/18/2017.	Retention	No	Current	Low	No	Medium	High	No	No	4/29/2017	Owner Occupied	Owner Occupied		Previously		Not Determined		No	N/A	No	No	Previously	13
9980DCAC-781D-4B5A-A9FB-0DA31C41CD4E	xxx	xxx	xxx	MA	1/31/2018	Yes	2/1/2018	Current/Bankruptcy					• TITLE ISSUE: A comment on 10/11/2017 indicated that a review of the title found that an additional discharge was needed. It was also noted that a re-start to foreclosure was needed and the file was to be closed.
LOAN STATUS: The loan is currently in Current/Bankruptcy status.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy is active as of xxx. The most recently documented status of the bankruptcy was Performing under Plan as of xxx.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 10/31/2017. On 10/31/2017 the borrower was advised that the modification was completed and booked. The borrower was later transferred to the bankruptcy department to discuss payments, but declined and stated he would access his account online.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
OCCUPANCY: The most recent inspection was completed on 6/15/2017.  The inspection determined the occupancy of the property was Owner Occupied.
 TITLE ISSUES: There is evidence of an outstanding Clouded Title.
															10/31/2017	Contact made with borrower	On 10/xx/2017 the borrower was advised that the modification was completed and booked. The borrower was later transferred to the bankruptcy department to discuss payments, but declined and stated he would access his account online.	Retention	No	Current	Medium	No	Medium	Medium	No	No	6/15/2017	Owner Occupied	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Currently	13
5715C773-05B9-4CFB-B2DF-5B13ED7A852C	xxx	xxx	xxx	NJ	1/31/2018	Yes	2/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 11/20/2017. The servicer last spoke with the borrower on 11/20/2017 when the borrower inquired about why her principal went up significantly. The servicer broke down the charges for her and the borrower understood. The borrower inquired if there was anything she could do to get it reduced and the servicer advised that since the modification was already booked it was not likely but advised her to inquire with her SPOC to confirm. The servicer subsequently transferred the call to the SPOC. The SPOC advised the borrower that the principal could not be reduced since it was something done by the investor.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 5/4/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															11/20/2017	Contact made with borrower
The servicer last spoke with the borrower on 11/20/2017 when the borrower inquired about why her principal went up significantly. The servicer broke down the charges for her and the borrower understood. The borrower inquired if there was anything she could do to get it reduced and the servicer advised that since the modification was already booked it was not likely but advised her to inquire with her SPOC to confirm. The servicer subsequently transferred the call to the SPOC. The SPOC advised the borrower that the principal could not be reduced since it was something done by the investor.
																		Retention	No	Current	Low	No	Medium	High	No	No	5/4/2017	Not Determined	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Never
4F540766-6FC3-4A58-9937-A58688C02272	xxx	xxx	xxx	TX	1/31/2018	Yes	2/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 1/18/2018. On 1/18/2018, the authorized third party was reached regarding the past due amount on the account. The authorized third party set up a payment for three monthly mortgage payments and stated they would make a payment for the remaining due the following day. Another payment was received on 1/30/2018 to bring the account current.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 1/25/2018.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															1/18/2018	Contact made with borrower
On 1/18/2018, the authorized third party was reached regarding the past due amount on the account. The authorized third party set up a payment for three monthly mortgage payments and stated they would make a payment for the remaining due the following day. Another payment was received on 1/30/2018 to bring the account current.
																		Retention	No	Current	Medium	No	Medium	Medium	No	No	1/25/2018	Not Determined	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Never
1FD5993D-BAD4-431C-93D9-356AA08076D9	xxx	xxx	xxx	CA	1/31/2018	Yes	2/1/2018	Current
• CURRENT FEMA DISASTER AREA: Comments on 3/20/2017 indicated the property was in a disaster area but was not affected. On xxx the foreclosure was place on a FEMA hold because of severe winter storms, flooding, and mudslides from January 18th through the 23rd. On 4/6/2017 it was reported that the FEMA hold will be removed.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 1/16/2018. The last contact with the borrower occurred on 1/16/2018 in which the borrower made a payment by phone.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 4/24/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															1/16/2018	Contact made with borrower	The last contact with the borrower occurred on 1/16/2018 in which the borrower made a payment by phone.	Retention	No	Current	Low	No	High	High	No	No	4/24/2017	Not Determined	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Never
77E9F602-B5FC-4FF1-8D8C-CE21BAFABA01	xxx	xxx	xxx	MD	1/31/2018	Yes	2/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 1/22/2018. On 1/22/2018, the borrower called in to make a payment of $2,570.93 from their checking account and a confirmation number was provided to the borrower.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 7/13/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															1/22/2018	Contact made with borrower	On 1/22/2018, the borrower called in to make a payment of $2,570.93 from their checking account and a confirmation number was provided to the borrower.	Retention	No	Current	Low	No	High	High	No	No	7/13/2017	Not Determined	Owner Occupied		Previously		Dismissed	xxx	No	N/A	No	No	Never
0FE84969-AB68-41FD-9935-20B04415B397	xxx	xxx	xxx	FL	1/31/2018	Yes	2/1/2018	Current
• CURRENT FEMA DISASTER AREA: A FEMA inspection was completed on 1/24/2018 and no damages were reported.
 • DECEASED BORROWER OR CO-BORROWER: A comment on 4/xx/2017 indicated that the borrower had passed away.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was xxx. On xxx the borrower was contacted and the modification documents were discussed and the tracking number to the package was provided.
DECEASED BORROWER: There is evidence that the borrower and/or co-borrower is deceased.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 1/24/2018.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															8/4/2017	Contact made with borrower	On 8/xx/2017 the borrower was contacted and the modification documents were discussed and the tracking number to the package was provided.	Retention	No	Current	Low	No	Medium	High	No	Yes	1/24/2018	Not Determined	Owner Occupied		Previously		Dismissed	xxx	No	N/A	No	No	Never
647A384E-C10B-41E1-A374-406346174B8D	xxx	xxx	xxx	CT	1/31/2018	Yes	2/1/2018	Current					• MEDIATION HEARING: A Mediation hearing was held on xxx and the borrower did not return the modification documents as requested. The borrower was advised to submit documents no later than 8/31/2017.
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 11/30/2017. On 11/30/2017, the borrower called in to confirm a payment was processed, and the servicer informed them that it was not processed. The borrower proceeded to make two payments, one for $474.88, and another for $1,615.91, in which the servicer provided a confirmation number.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 6/10/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															11/30/2017	Contact made with borrower	On 11/30/2017, the borrower called in to confirm a payment was processed, and the servicer informed them that it was not processed. The borrower proceeded to make two payments, one for $474.88, and another for $1,615.91, in which the servicer provided a confirmation number.	Retention	No	Current	Medium	No	Medium	Medium	No	No	6/10/2017	Not Determined	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Previously	7
C88DCB02-6F58-4C95-80F7-CDE677C0A217	xxx	xxx	xxx	KY	1/31/2018	Yes	2/1/2018	Current
• POSSIBLE FORECLOSURE DISMISSAL: A comment on 1/9/2018 indicated that the foreclosure attorney acknowledged instructions to close and bill the file, but a dismissal must first be submitted to the court. On 1/xx/2018, it was noted that the dismissal was submitted to the court on xxx. The foreclosure process is projected to be dismissed on xxx.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 1/18/2018. The borrower called in on 1/18/2018 to confirm that their ACH draft form was received, and wanted to change the date of his ACH payments to the 15th of the month. The servicer advised that they had not yet received the form, and would have to wait until it is received in order to make any changes.
FORECLOSURE: There is evidence of current foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Hold Initiated completed on xxx. There is evidence that the current foreclosure may be dismissed.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 7/14/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															1/18/2018	Contact made with borrower
The borrower called in on 1/18/2018 to confirm that their ACH draft form was received, and wanted to change the date of his ACH payments to the 15th of the month. The servicer advised that they had not yet received the form, and would have to wait until it is received in order to make any changes.
																		Retention	No	Current	Medium	No	Medium	High	No	No	7/14/2017	Not Determined	Owner Occupied		Currently		Hold Initiated	xxx	Yes	N/A	No	No	Never
7F329E5F-D728-43F7-A5D7-BE8E594F6B58	xxx	xxx	xxx	NY	1/31/2018	Yes	3/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 10/7/2017. On 10/7/2017, the borrower stated that they will be mailing in the payment and the servicer advised that a statement would be emailed to them.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 6/16/2017.  The inspection determined the occupancy of the property was Not Determined.  The occupancy of the property was Not Determined through conversations with the borrower.
															10/7/2017	Contact made with borrower	On 10/7/2017, the borrower stated that they will be mailing in the payment and the servicer advised that a statement would be emailed to them.	Retention	No	Current	Low	No	Medium	High	No	No	6/16/2017	Not Determined	Not Determined		Previously		Close and Bill	xxx	No	N/A	No	No	Never
FBAC7666-ABD8-4C28-A2D4-09CB430F1A39	xxx	xxx	xxx	IN	1/31/2018	Yes	3/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Dismissed on xxx. The most recently documented status of the bankruptcy was Dismissed as of xxx.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 12/4/2017. Last borrower contact was made on 12/4/2017.  The borrower called to advise that documents were delivered to them with errors and would need to be resubmitted.  The servicer advised the borrower that they would notate the account and confirmed that the account was already updated with the new loan modification terms.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 7/22/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															12/4/2017	Contact made with borrower	Last borrower contact was made on 12/xx/2017. The borrower called to advise that documents were delivered to them with errors and would need to be resubmitted. The servicer advised the borrower that they would notate the account and confirmed that the account was already updated with the new loan modification terms.	Retention	No	Current	Low	No	Medium	Medium	No	No	7/22/2017	Not Determined	Owner Occupied		Previously		Dismissed	xxx	No	N/A	No	No	Previously	13
BBC52F95-8191-41F5-8D3F-E6F8368EC20D	xxx	xxx	xxx	FL	1/31/2018	Yes	2/1/2018	Current
• CURRENT FEMA DISASTER AREA: Comments dated 12/14/2017 indicate the subject property may be located in a Hurricane’s xxx, xxx or xxx disaster zone; a FEMA property preservation inspection completed on 1/24/2018 reported no damages.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 1/9/2018. Commentary dated 1/9/2018, indicates that the borrower called into verify the status of the loan. The servicer verified that the loan was current and the next payment due 2/1.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 12/18/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															1/9/2018	Contact made with borrower	Commentary dated 1/9/2018, indicates that the borrower called into verify the status of the loan. The servicer verified that the loan was current and the next payment due 2/1.	Retention	No	Current	Medium	No	Medium	Medium	No	No	12/18/2017	Not Determined	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Never
290B177A-EB54-4891-B068-1CEB203C7C01	xxx	xxx	xxx	Missing	1/31/2018	Yes	2/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 12/8/2017. The last contact with the borrower was 12/8/2017 via email, the borrower stated a mortgage statement was received but the borrower was confused on the numbers it represents. They wanted an explanation of what the mortgage statement is supposed to represent. The borrower also stated the loan has been reinstated but hasn’t received paperwork.   A response was forwarded to the borrower on 1/3/2018.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 11/1/2017.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the property was Owner Occupied.
															12/8/2017	Contact made with borrower
The last contact with the borrower was 12/8/2017 via email, the borrower stated a mortgage statement was received but the borrower was confused on the numbers it represents. They wanted an explanation of what the mortgage statement is supposed to represent. The borrower also stated the loan has been reinstated but hasn’t received paperwork.   A response was forwarded to the borrower on 1/3/2018.
																		Retention	No	Current	Low	No	Medium	High	No	No	11/1/2017	Occupied by Unknown	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Never
41FA65D7-DE60-44A6-95BD-21A25681ABF2	xxx	xxx	xxx	PA	1/31/2018	Yes	2/1/2018	Current					• LITIGATION: On 10/12/2017 there was a litigation review. Borrower filed an answer in May of 2017. Did not approve contested additional fees in the amount of $525.00 as the borrower has completed their trial modification and the final modification documents have been sent and awaiting execution. If the modification failed and foreclosure continues the additional fees will be approved. Modification was approved xxx.
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 1/4/2018. On 1/04/2018 the borrower was contacted to advise the payment has been processed within the grace period on 1/11/2018.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 6/10/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															1/4/2018	Contact made with borrower	On 1/04/2018 the borrower was contacted to advise the payment has been processed within the grace period on 1/11/2018.	Retention	No	Current	Low	No	High	High	No	No	6/10/2017	Not Determined	Owner Occupied		Previously		Dismissed	xxx	No	N/A	No	No	Previously	13
E691DB78-0404-4C1A-9792-058B33D8FAB1	xxx	xxx	xxx	Missing	1/31/2018	Yes	2/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: There is no evidence of recent borrower contact.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 5/5/2017.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the property was No Borrower Contact.
																Contact attempted but unable to contact borrower		No Contact	No	Current	Low	No	Not Determined	Not Determined	No	No	5/5/2017	Occupied by Unknown	No Borrower Contact		Previously		Close and Bill	xxx	No	N/A	No	No	Never
C3598D92-F023-4FDA-B580-AEF6CE380542	xxx	xxx	xxx	IL	1/31/2018	Yes	3/1/2018	Current
• OCCUPANCY DISCREPANCY: A property inspection was completed on 7/10/2017 and the property was reported as occupied by unknown party.  On 10/12/2017, the borrower advised that the property is owner occupied.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 11/29/2017. Borrower was following up on the Motion to Dismiss that they received from the foreclosure attorney.  The borrower’s spouse came on the phone was advised that the foreclosure case has been closed because loan modification had been booked and that the loan is current with the next payment due on xxx.  The foreclosure dismissal was filed on xxx and a payment in the amount of $1,130.58 was received on xxx.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 7/10/2017.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the property was Owner Occupied.
															11/29/2017	Contact made with borrower
Borrower was following up on the Motion to Dismiss that they received from the foreclosure attorney.  The borrower’s spouse came on the phone was advised that the foreclosure case has been closed because loan modification had been booked and that the loan is current with the next payment due on 1/1/2018.  The foreclosure dismissal was filed on 12/xx/2017 and a payment in the amount of $1,130.58 was received on 12/28/2017.
																		Retention	No	Current	Low	No	Medium	High	No	No	7/10/2017	Occupied by Unknown	Owner Occupied		Previously		Dismissed	xxx	No	N/A	No	No	Never
A098C469-F5C8-4077-9771-67F0E1EDC2AC	xxx	xxx	xxx	MA	1/31/2018	Yes	2/1/2018	Current					• PROPERTY DAMAGE: Comments on 10/17/2017 indicate that the executor of the estate called in to obtain a second mortgage for property damage and was redirected to another financial institution for assistance. There were no other details provided. • DECEASED BORROWER OR CO-BORROWER: Comments on 10/17/2017 indicate that the executor of the estate called in to obtain a second mortgage for property damage and was redirected to another financial institution for assistance. There were no other details provided.
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Dismissed on xxx. The most recently documented status of the bankruptcy was Dismissed as of xxx.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 1/5/2018. The authorized third party called in to make a payment.  A payment was processed in the amount of $977.06.
DAMAGE: There is evidence of property damage caused by Not Determined, the total of which was not provided.
DECEASED BORROWER: There is evidence that the borrower and/or co-borrower is deceased.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 5/8/2017.  The inspection determined the occupancy of the property was Owner Occupied.
															1/5/2018	Contact made with borrower	The authorized third party called in to make a payment. A payment was processed in the amount of $977.06.	Retention	No	Current	Low	No	Medium	High	No	Yes	5/8/2017	Owner Occupied	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Previously	13
EC0225B6-971D-4376-BF90-97ED7DDFB5B1	xxx	xxx	xxx	FL	1/31/2018	Yes	2/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 10/18/2017. The borrower called to update mailing address.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 6/16/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															10/18/2017	Contact made with borrower	The borrower called to update mailing address.	Retention	No	Current	Low	No	High	High	No	No	6/16/2017	Not Determined	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Never
329B826F-3AF1-4834-8390-EAC0551F3F3F	xxx	xxx	xxx	CA	3/31/2018	Yes	4/1/2018	Current/Bankruptcy					• CURRENT FEMA DISASTER AREA: The subject property may have been located in a FEMA declared disaster area due to the southern California wildfires. However, the disaster inspection completed 12/27/2017 did not report any damage.
LOAN STATUS: The loan is currently in Current/Bankruptcy status.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan.  The bankruptcy is a Chapter 11 bankruptcy. The bankruptcy case number is xxx. The bankruptcy is active as of xxx. The most recently documented status of the bankruptcy was Performing under Plan as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 12/29/2017. The last contact on the loan was made 12/29/2017 when the borrower scheduled a payment in the amount of $5,110.76 from their checking account over the phone.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 12/27/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															12/29/2017	Contact made with borrower	The last contact on the loan was made 12/29/2017 when the borrower scheduled a payment in the amount of $5,110.76 from their checking account over the phone.	Retention	No	Current	Low	No	High	High	No	No	12/27/2017	Not Determined	Owner Occupied		Previously		Dismissed	xxx	No	N/A	No	No	Currently	11
18461803-C689-48FA-8285-C33F23AC02BD	xxx	xxx	xxx	SC	3/30/2018	Yes	4/1/2018	Current
• HARDEST HIT FUND: Comments dated 7/27/2017 indicate the SC State Housing Program will bring the account current and pay until the borrower finds employment. Funds were received from the HHF and the loan was brought current per comments dated 8/8/2017. The most recent payment from the HHF was on 3/8/2018 in the amount of $1,799.50.
 • CURRENT FEMA DISASTER AREA: The subject property may have been located in a FEMA disaster zone per comments dated 10/20/2016. No property damages were reported.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/16/2018. The most recent borrower contact was on 2/16/2018 at which time the borrower stated that a third party assistance program makes their payment while being unemployed. The servicer stated that they would check with the third party to verify. On 2/20/2018 the program was verified as the SC Hardest Hit Funds and the account was flagged accordingly.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 12/2/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															2/16/2018	Contact made with borrower
The most recent borrower contact was on 2/16/2018 at which time the borrower stated that a third party assistance program makes their payment while being unemployed. The servicer stated that they would check with the third party to verify. On 2/20/2018 the program was verified as the SC Hardest Hit Funds and the account was flagged accordingly.
																		Retention	No	Current	Low	No	High	High	No	No	12/2/2017	Owner Occupied	Not Determined		Never						No	No	Never
1B003E6E-C9A0-4196-BDCA-F47759573553	xxx	xxx	xxx	NY	3/30/2018	Yes	4/1/2018	Current
• OCCUPANCY DISCREPANCY: The last property inspection completed on 1/6/2017 indicates the property is owner occupied, but a conversation with the borrower on 11/23/2016 indicates the borrower finally had a reliable tenant and is still trying to find another for the first floor.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 11/8/2017. The last contact on the loan was made 11/8/2017 when the borrower was informed that due to the escrow shortage their repayment plan (RPP) would increase to $4,238.30 for the final three months of the RPP.  They were also informed that if they can pay the higher amount the RPP would end in December and they would be back to their regular payment in January.  Otherwise there was also an option to extend the RPP.  The borrower stated they would get back to the servicer with their decision.   The borrower decided to extend the escrow shortage over 36 months and the loan was reinstated after the December payment.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Repayment Plan associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 1/5/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Tenant Occupied.
															11/8/2017	Contact made with borrower
The last contact on the loan was made 11/8/2017 when the borrower was informed that due to the escrow shortage their repayment plan (RPP) would increase to $4,238.30 for the final three months of the RPP.  They were also informed that if they can pay the higher amount the RPP would end in December and they would be back to their regular payment in January.  Otherwise there was also an option to extend the RPP.  The borrower stated they would get back to the servicer with their decision.   The borrower decided to extend the escrow shortage over 36 months and the loan was reinstated after the December payment.
																		Retention	No	Current	Low	No	High	High	No	No	1/5/2017	Owner Occupied	Tenant Occupied		Previously		Dismissed	xxx	No	N/A	No	No	Never
CD757BB4-3DA5-4B17-8332-C14DFF80A83E	xxx	xxx	xxx	CA	3/30/2018	Yes	4/1/2018	Current
• HARDEST HIT FUND: During the review period, the first Hardest Hit Funds (HHF) posted funds to the loan starting 4/13/2016 and continued each month through 12/13/2017.  A comment dated 5/15/2017 indicated HHF resolved their account and brought the loan current.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 9/6/2017. The last contact on the loan was made 9/6/2017 when the borrower stated they were waiting for the Hardest Hit Funds program to make a decision because they could not afford their payment.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 8/19/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															9/6/2017	Contact made with borrower	The last contact on the loan was made 9/6/2017 when the borrower stated they were waiting for the Hardest Hit Funds program to make a decision because they could not afford their payment.	Retention	No	Current	Low	No	High	High	No	No	8/19/2017	Owner Occupied	Not Determined		Never						No	No	Never
E98050B2-BE45-4A1C-B856-5D086AAAF26F	xxx	xxx	xxx	Missing	3/30/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/19/2018. The most recent contact occurred on 3/19/2018 when the servicer advised that the loan payment was $1,591.14 and the borrower inquired about the process to add someone to the loan. The borrower was advised that they would need to refinance the loan to add someone, but could give authorization to speak on the loan. Through prior communication with the borrower on 10/19/2017, the borrower revealed that they cannot afford the property due to recent unemployment and the servicer explained the process of listing the property for sale.
LOSS MITIGATION: There is evidence of a previous Completed Repayment Plan associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 11/22/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/19/2018	Contact made with borrower
The most recent contact occurred on 3/19/2018 when the servicer advised that the loan payment was $1,591.14 and the borrower inquired about the process to add someone to the loan. The borrower was advised that they would need to refinance the loan to add someone, but could give authorization to speak on the loan. Through prior communication with the borrower on 10/19/2017, the borrower revealed that they cannot afford the property due to recent unemployment and the servicer explained the process of listing the property for sale.
																		Retention	No	Current	Medium	No	Medium	Medium	No	No	11/22/2017	Owner Occupied	Not Determined		Never						No	No	Never
4857D3EB-A289-4FA7-964A-952DAE8CF08C	xxx	xxx	xxx	TN	3/31/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/27/2018. The most recent borrower contact was on 2/27/2018 at which time the borrower authorized a payment in the amount of $1,059.02.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 12/29/2016.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															2/27/2018	Contact made with borrower	The most recent borrower contact was on 2/27/2018 at which time the borrower authorized a payment in the amount of $1,059.02.	Retention	No	Current	Low	No	High	High	No	No	12/29/2016	Not Determined	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Previously	7
3360CD64-4337-40CC-AB87-D08511D22457	xxx	xxx	xxx	CA	3/31/2018	Yes	4/1/2018	Current					• CURRENT FEMA DISASTER AREA: On 12/15/2017, a property inspection was ordered due to the Southern California wildfires. The inspection came back on 12/27/2017 with no damage reported to the property.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/29/2018. On 1/29/2018, the borrower called in in regards to the fee of $25.00 on their account. The borrower was advised that it was a property inspection due to the wildfire disasters.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 1/7/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															1/29/2018	Contact made with borrower	On 1/29/2018, the borrower called in in regards to the fee of $25.00 on their account. The borrower was advised that it was a property inspection due to the wildfire disasters.	Retention	No	Current	Low	No	High	High	No	No	1/7/2017	Not Determined	Owner Occupied		Never						No	No	Never
200D17E5-C881-40A0-A004-CFF5FE8D9A3F	xxx	xxx	xxx	NJ	3/31/2018	Yes	4/1/2018	Current					• MEDIATION HEARING: Comments on 8/xx/2016 indicate that the account was in mediation due to the active bankruptcy at the time.
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Dismissed on xxx. The most recently documented status of the bankruptcy was Dismissed as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/15/2018. On 3/15/2018, the borrower called in to make an escrow only payment as the online system would not allow them to. The payment of $1,910.00 was scheduled over the phone for that day.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 8/3/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/15/2018	Contact made with borrower	On 3/15/2018, the borrower called in to make an escrow only payment as the online system would not allow them to. The payment of $1,910.00 was scheduled over the phone for that day.	Retention	No	Current	Low	No	High	High	No	No	8/3/2017	Not Determined	Not Determined		Previously		Close and Bill	xxx	No	N/A	No	No	Previously	13
50FAF321-B2E8-46D2-9A8C-27203961959D	xxx	xxx	xxx	NY	3/31/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/9/2018. The last contact with the borrower was on 3/9/2018, when the borrower called in to make a payment in the amount of $2,658.92.  The payment history confirmed a payment of $2,658.92 was received and applied on 3/19/2018.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 6/12/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															3/9/2018	Contact made with borrower
The last contact with the borrower was on 3/9/2018, when the borrower called in to make a payment in the amount of $2,658.92.  The payment history confirmed a payment of $2,658.92 was received and applied on 3/19/2018.
																		Retention	No	Current	Low	No	High	High	No	No	6/12/2017	Not Determined	Owner Occupied		Never						No	No	Never
F0DA2A58-B31D-4255-A21E-4555BAD25F62	xxx	xxx	xxx	CA	3/30/2018	Yes	6/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT: Contact attempted but unable to contact borrower.  The last date of contact on behalf of the borrower was 8/21/2017. The borrower called on 8/21/2017 and stated they were returning a call and that an email had also been sent requesting a call back but didn't get a response. No other details were provided.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 2/4/2018.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															8/21/2017	Contact attempted but unable to contact borrower	The borrower called on 8/21/2017 and stated they were returning a call and that an email had also been sent requesting a call back but didn't get a response. No other details were provided.	Retention	No	Current	Low	No	High	High	No	No	2/4/2018	Occupied by Unknown	Not Determined		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Previously	13
A27C7EF8-436D-4B45-8918-D5C69451D8AD	xxx	xxx	xxx	CT	3/31/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/22/2018. The last borrower contact was on 1/22/2018.  The customer called and made the 1/1/2018 payment in the amount of $1,615.11.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 9/25/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															1/22/2018	Contact made with borrower	The last borrower contact was on 1/22/2018. The customer called and made the 1/1/2018 payment in the amount of $1,615.11.	Retention	No	Current	Low	No	High	High	No	No	9/25/2017	Not Determined	Owner Occupied		Previously		Dismissed	xxx	No	N/A	No	No	Never
88131F3B-A091-46D9-B407-AFD84FEEB3DE	xxx	xxx	xxx	CA	3/30/2018	Yes	3/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Dismissed on xxx. The most recently documented status of the bankruptcy was Dismissed as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/16/2018. On 3/16/2018, the borrower was reached regarding the payment due and they advised they were going to call back to make a payment after going to the bank; however, a call back was not received.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Dismissed completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 2/13/2018.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/16/2018	Contact made with borrower	On 3/16/2018, the borrower was reached regarding the payment due and they advised they were going to call back to make a payment after going to the bank; however, a call back was not received.	Retention	No	Current	Low	No	High	High	No	No	2/13/2018	Owner Occupied	Not Determined		Previously	xxx	Dismissed	xxx	No	N/A	No	No	Previously	13
258EB123-64E5-45C4-B514-A69F6B2B6019	xxx	xxx	xxx	Missing	3/30/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is Not Determined. The bankruptcy was Relief Granted on xxx. The most recently documented status of the bankruptcy was Relief Granted as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/8/2018. On 2/8/2018, the borrower called in to have their password reset so that they would be able to access the online system. The borrower made a payment while on the phone for $2,501.47 scheduled for that day.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 3/22/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															2/8/2018	Contact made with borrower	On 2/8/2018, the borrower called in to have their password reset so that they would be able to access the online system. The borrower made a payment while on the phone for $2,501.47 scheduled for that day.	Retention	No	Current	Low	No	High	High	No	No	3/22/2017	Owner Occupied	Not Determined		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Previously	13
A49F6FA2-EC36-4BE2-A2C2-240EA276A454	xxx	xxx	xxx	MA	3/31/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Relief Granted on xxx. The most recently documented status of the bankruptcy was Relief Granted as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/10/2018. The last borrower contact was on 3/10/2018.  The borrower called to make the 3/1/2018 payment in the amount of $1,723.02. The payment history confirmed that the 3/1/2018 payment in the amount of $1,723.02 was paid on 3/10/2018.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 11/1/2016.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															3/10/2018	Contact made with borrower	The last borrower contact was on 3/10/2018. The borrower called to make the 3/1/2018 payment in the amount of $1,723.02. The payment history confirmed that the 3/1/2018 payment in the amount of $1,723.02 was paid on 3/10/2018.	Retention	No	Current	Low	No	High	High	No	No	11/1/2016	Not Determined	Owner Occupied		Never						No	No	Previously	13
72421C1A-1193-4DC1-84DE-2ACFAF35586D	xxx	xxx	xxx	CT	3/31/2018	Yes	4/1/2018	Current
• MEDIATION HEARING: Servicing comments dated 4/28/2017 indicate at the mediation hearing held 4/xx/2017 the opposing counsel's office confirmed receipt of the final loan modification documents and said that they were meeting with the borrower's to execute the documents on 4/xx/2017.  The signed loan modification agreement was received on 5/xx/2017 and the loan modification was completed on xxx.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 11/27/2017. The last borrower contact was on 11/27/2017.  The borrower called to advised they had not received the monthly statement yet.  The servicer advised that it was mailed on 11/20/2017 and may be delayed due to the holiday.  The servicer provided the borrower with the mailing address and provided information about the website.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 12/17/2016.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Occupied by Unknown.
															11/27/2017	Contact made with borrower
The last borrower contact was on 11/27/2017.  The borrower called to advised they had not received the monthly statement yet.  The servicer advised that it was mailed on 11/20/2017 and may be delayed due to the holiday.  The servicer provided the borrower with the mailing address and provided information about the website.
																		Retention	No	Current	Low	No	High	High	No	No	12/17/2016	Not Determined	Occupied by Unknown		Previously		Dismissed	xxx	No	N/A	No	No	Never
791F6092-CC2F-4149-B135-5B9D366BB24C	xxx	xxx	xxx	MA	3/31/2018	Yes	4/1/2018	Foreclosure
• POSSIBLE FORECLOSURE DISMISSAL: A modification was completed on xxx bringing the loan current. There is no evidence that the foreclosure was closed and billed or dismissed. In addition, there are no further comments on the foreclosure proceedings.

LOAN STATUS: The loan is currently in Foreclosure status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 6/9/2017. On 6/9/2017, the co-borrower called in regarding a letter they had received regarding their loan modification. The co-borrower was advised their loan modification was completed and additional letters had not been sent. The fax number was provided, so that they could send a copy of the document in.
FORECLOSURE: There is evidence of current foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Referred to Attorney completed on xxx. There is evidence that the current foreclosure may be dismissed.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on xxx.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															6/9/2017	Contact made with borrower
On 6/xx/2017, the co-borrower called in regarding a letter they had received regarding their loan modification. The co-borrower was advised their loan modification was completed and additional letters had not been sent. The fax number was provided, so that they could send a copy of the document in.
																		Retention	No	Current	Low	No	High	High	No	No	1/25/2017	Not Determined	Owner Occupied		Currently	xxx	Referred to Attorney	xxx	Yes	N/A	No	No	Never
C18CBE27-ACB6-4F10-A946-47DE30AE8728	xxx	xxx	xxx	Missing	3/30/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 8/27/2017. During the last borrower contact on 8/27/2017, the borrower advised that the 8/25/2017 stipulation payment was sent via Western Union.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Repayment Plan associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 2/18/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															8/27/2017	Contact made with borrower	During the last borrower contact on 8/27/2017, the borrower advised that the 8/25/2017 stipulation payment was sent via xxx.	Retention	No	Current	Low	No	High	High	No	No	2/18/2017	Owner Occupied	Not Determined		Previously		Close and Bill	xxx	No	N/A	No	No	Never
D6B09C53-7D47-45F1-829D-FAEFB7191518	xxx	xxx	xxx	SC	3/31/2018	Yes	4/1/2018	Current					• CURRENT FEMA DISASTER AREA: The subject property may have been located in a FEMA disaster zone due hurricanes. However, the disaster inspection completed 1/24/2018 did not report any damage.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 10/10/2017. The borrower called on 10/10/2017 and complained that their single point of contact was never available. The borrower wanted to ensure that the payments are posting correctly. The borrower was advised that the account is current and they requested something in writing. A status letter was sent to the borrower on xxx.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 1/24/2018.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															10/10/2017	Contact made with borrower
The borrower called on 10/10/2017 and complained that their single point of contact was never available. The borrower wanted to ensure that the payments are posting correctly. The borrower was advised that the account is current and they requested something in writing. A status letter was sent to the borrower on 10/11/2017.
																		Retention	No	Current	Low	No	High	High	No	No	1/24/2018	Not Determined	Owner Occupied		Previously		Dismissed	xxx	No	N/A	No	No	Never
5507D05B-DF2E-4CA8-8134-DBE964606B79	xxx	xxx	xxx	NY	3/31/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 6/26/2017. The last contact with the borrower was on 6/26/2017 when the borrower called to check on the modification and see if anything else was needed. The borrower also stated they received a letter in the mail that advised they need to appear in court. The servicer advised the borrower to contact the foreclosure attorney. In addition, no other documents were required as the modification had previously been processed on xxx.

FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 1/18/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															6/26/2017	Contact made with borrower
The last contact with the borrower was on 6/26/2017 when the borrower called to check on the modification and see if anything else was needed. The borrower also stated they received a letter in the mail that advised they need to appear in court. The servicer advised the borrower to contact the foreclosure attorney. In addition, no other documents were required as the modification had previously been processed on 5/xx/2017.
																		Retention	No	Current	Low	No	Medium	High	No	No	1/18/2017	Not Determined	Owner Occupied		Previously		Dismissed	xxx	No	N/A	No	No	Never
1456D693-361C-4DB3-A9E3-C5C274037AA4	xxx	xxx	xxx	NY	3/31/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/10/2018. During the last contact with the borrower on 1/10/2018, the borrower requested that the servicer contact them through the landline. The borrower stated that they were aware of the amount due and would take care of it. The servicer offered a pay by phone but the borrower declined. The borrower stated that they were disputing late fees and that a correspondence was received for it; additionally, the borrower also wanted to know when the last escrow analysis was completed.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 5/29/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															1/10/2018	Contact made with borrower
During the last contact with the borrower on 1/10/2018, the borrower requested that the servicer contact them through the landline. The borrower stated that they were aware of the amount due and would take care of it. The servicer offered a pay by phone but the borrower declined. The borrower stated that they were disputing late fees and that a correspondence was received for it; additionally, the borrower also wanted to know when the last escrow analysis was completed.
																		Retention	No	Current	Low	No	High	High	No	No	5/29/2017	Not Determined	Owner Occupied		Previously		Dismissed	xxx	No	N/A	No	No	Never
9A65C388-8F01-4036-8C6C-7342685EEE46	xxx	xxx	xxx	NY	3/30/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 9/8/2017. The most recent borrower contact was on 9/8/2017 at which time the borrower was advised of the delinquent amount and the availability of workout options. The borrower stated that they didn’t know of the payment increase for the previous month and that is why their payment was short.  The borrower authorized a one-time draft in the amount of $3,422.67 effective 9/15/2017 to cover the short payment for August and the full payment for September.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 4/29/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															9/8/2017	Contact made with borrower
The most recent borrower contact was on 9/8/2017 at which time the borrower was advised of the delinquent amount and the availability of workout options. The borrower stated that they didn’t know of the payment increase for the previous month and that is why their payment was short.  The borrower authorized a one-time draft in the amount of $3,422.67 effective 9/xx/2017 to cover the short payment for August and the full payment for September.
																		Retention	No	Current	Low	No	High	High	No	No	4/29/2017	Owner Occupied	Not Determined		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Never
BD9E3C16-2BF4-458B-92BD-8D3E6E682C59	xxx	xxx	xxx	FL	3/30/2018	Yes	4/1/2018	Current
• CURRENT FEMA DISASTER AREA: According to a comment on 9/12/2017, the property was located in a FEMA Disaster Area as of 9/xx/2017 with an expiration of 12/xx/2017.  There was no evidence to confirm that the property was damaged and no further information was available.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/8/2018. The last contact with the borrower was on 2/8/2018 when the borrower was inquiring about the changing payment amount to $1,952.72. The borrower was advised the reason for the changing payment was because of an increase in taxes.

FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on 12/1/2014. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 10/20/2017.  The inspection determined the occupancy of the property was Owner Occupied.
															2/8/2018	Contact made with borrower
The last contact with the borrower was on 2/8/2018 when the borrower was inquiring about the changing payment amount to $1,952.72. The borrower was advised the reason for the changing payment was because of an increase in taxes.
																		Retention	No	Current	Low	No	High	High	No	No	10/20/2017	Owner Occupied	Owner Occupied		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Never
3E9CF09C-31D8-465C-AD92-9B5DA432D1AD	xxx	xxx	xxx	IL	3/30/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/15/2018. The last contact with the borrower was on 2/15/2018 when they called to confirm the payment was received.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 7/1/2016.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															2/15/2018	Contact made with borrower	The last contact with the borrower was on 2/15/2018 when they called to confirm the payment was received.	Retention	No	Current	Low	No	High	High	No	No	7/1/2016	Owner Occupied	Not Determined		Previously	xxx	Dismissed	xxx	No	N/A	No	No	Never
941E752D-9EB8-4BF2-883D-7492D2CF90B0	xxx	xxx	xxx	NV	3/30/2018	Yes	4/1/2018	Current/Bankruptcy
LOAN STATUS: The loan is currently in Current/Bankruptcy status.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy is active as of xxx. The most recently documented status of the bankruptcy was Performing under Plan as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 12/28/2017. The last contact with the borrower was on 12/28/2017, set up a payment.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 7/3/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															12/28/2017	Contact made with borrower	The last contact with the borrower was on 12/28/2017, set up a payment.	Retention	No	Current	Low	No	High	High	No	No	7/3/2017	Owner Occupied	Not Determined		Previously		Close and Bill	xxx	No	N/A	No	No	Currently	13
63879D04-DDFB-400B-BAE7-C8F38CD13BB6	xxx	xxx	xxx	NY	3/30/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/29/2018. On 1/29/2018, the borrower called in to reset the password for the website. The borrower indicated that they would make an online payment.  The borrower had no further questions. The payment history confirmed a payment on 1/29/2018 in the amount of $3,215.22.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 6/4/2017.  The inspection determined the occupancy of the property was Owner Occupied.
															1/29/2018	Contact made with borrower
On 1/29/2018, the borrower called in to reset the password for the website. The borrower indicated that they would make an online payment.  The borrower had no further questions. The payment history confirmed a payment on 1/29/2018 in the amount of $3,215.22.
																		Retention	No	Current	Low	No	High	High	No	No	6/4/2017	Owner Occupied	Owner Occupied		Previously		Dismissed	xxx	No	N/A	No	No	Never
E7384E50-5155-4731-96EF-2EF8477754C5	xxx	xxx	xxx	MA	3/31/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Dismissed on xxx. The most recently documented status of the bankruptcy was Dismissed as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/28/2018. During the last contact with the borrower on 2/28/2018, the borrower authorized a pay by phone payment in the amount of $2071.31.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 11/21/2016.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															2/28/2018	Contact made with borrower	During the last contact with the borrower on 2/28/2018, the borrower authorized a pay by phone payment in the amount of $2071.31.	Retention	No	Current	Low	No	High	High	No	No	11/21/2016	Not Determined	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Previously	13
1E623822-3B8B-4497-8B57-DE3C6552D77C	xxx	xxx	xxx	DC	3/31/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/22/2018. The borrower called the servicer on 1/22/2018 to make a payment in the amount of $1,146.04 over the phone.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 3/20/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															1/22/2018	Contact made with borrower	The borrower called the servicer on 1/22/2018 to make a payment in the amount of $1,146.04 over the phone.	Retention	No	Current	Low	No	High	High	No	No	3/20/2017	Not Determined	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Never
DF3A4CE3-E386-44A8-988F-991E007EFD0C	xxx	xxx	xxx	NY	3/31/2018	Yes	5/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/30/2018. The borrower called the servicer on 3/30/2018 in order to make a phone payment. The payment history confirmed the 3/1/2018 payment was made on 3/30/2018 in the amount of $1,646.66.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 3/18/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															3/30/2018	Contact made with borrower	The borrower called the servicer on 3/30/2018 in order to make a phone payment. The payment history confirmed the 3/1/2018 payment was made on 3/30/2018 in the amount of $1,646.66.	Retention	No	Current	Low	No	High	High	No	No	3/18/2017	Not Determined	Owner Occupied		Previously		Dismissed	xxx	No	N/A	No	No	Never
72560E5B-8649-4A2A-B3A8-7573BA370F96	xxx	xxx	xxx	NJ	3/31/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was xxx. On xxx, the borrower’s attorney at the time called in regarding the borrower’s loan modification. The attorney was advised the final modification was received and that it was completed in the system. The attorney was advised that the executed documents would be sent out.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 1/11/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															6/21/2017	Contact made with borrower
On 6/xx/2017, the borrower’s attorney at the time called in regarding the borrower’s loan modification. The attorney was advised the final modification was received and that it was completed in the system. The attorney was advised that the executed documents would be sent out.
																		Retention	No	Current	Low	No	High	High	No	No	1/11/2017	Not Determined	Owner Occupied		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Never
240401BA-D3A2-4370-92A0-4DE9CDB2C024	xxx	xxx	xxx	NJ	3/30/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 9/6/2017. The last borrower contact was on 9/6/2017.  The borrower called to confirm that the funds to reinstate the loan were received.  The servicer advised the funds were received and applied and that they would be sending an email to cancel the foreclosure sale and close and bill the file.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 8/31/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															9/6/2017	Contact made with borrower
The last borrower contact was on 9/6/2017.  The borrower called to confirm that the funds to reinstate the loan were received.  The servicer advised the funds were received and applied and that they would be sending an email to cancel the foreclosure sale and close and bill the file.
																		Retention	No	Current	Low	No	High	High	No	No	8/31/2017	Owner Occupied	Not Determined		Previously		Dismissed	xxx	No	N/A	No	No	Never
53AFF7B0-EBBB-40D4-AB37-04375216AD76	xxx	xxx	xxx	NJ	3/31/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/6/2018. The servicer contacted the borrower on 1/6/2018 in regards to the status of the payment.  The borrower set up automatic payment drafts for 1/31/2018, 2/28/2018 and 3/31/2018 in the amounts of $2,096.86 each.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 11/29/2016.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															1/6/2018	Contact made with borrower
The servicer contacted the borrower on 1/6/2018 in regards to the status of the payment.  The borrower set up automatic payment drafts for 1/31/2018, 2/28/2018 and 3/31/2018 in the amounts of $2,096.86 each.
																		Retention	No	Current	Low	No	High	High	No	No	11/29/2016	Not Determined	Owner Occupied		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Never
5229ADEF-E334-448F-B0C6-D2307F25D088	xxx	xxx	xxx	NJ	3/30/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is N/A. The bankruptcy was reported as Discharged; however, the date was not available in the review period.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/5/2018. On 3/5/2018, the borrower called in to make a payment on the account of $1,704.40 for that day and they were provided a confirmation number.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 6/1/2017.  The inspection determined the occupancy of the property was Owner Occupied.
															3/5/2018	Contact made with borrower	On 3/5/2018, the borrower called in to make a payment on the account of $1,704.40 for that day and they were provided a confirmation number.	Retention	No	Current	Low	No	High	High	No	No	6/1/2017	Owner Occupied	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Previously	7
76B61C0D-EBC9-4C39-9AFD-7E4C36597124	xxx	xxx	xxx	GA	3/30/2018	Yes	4/1/2018	Foreclosure
• POSSIBLE FORECLOSURE DISMISSAL: Per a comment on 11/7/2016, the foreclosure was placed on hold for loss mitigation review. A loan modification was completed on xxx; however, there is no indication that the foreclosure was closed and billed or dismissed.
 • PROPERTY DAMAGE: Per a comment on 8/29/2016, the property had water damage. A comment on 9/27/2016, indicated that a bid of $5,900 was submitted. There is no indication that the repairs have been completed.

LOAN STATUS: The loan is currently in Foreclosure status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 7/28/2017. On 7/28/2017, the borrower called regarding payment that they had scheduled for 8/1/2017; however, it was  scheduled for 7/28/2017. The borrower asked the servicer to cancel the payment and to have all future payments posted on the first of the month.
DAMAGE: There is evidence of property damage caused by Water which is estimated to total $5,000-$10,000.
FORECLOSURE: There is evidence of current foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Hold Initiated completed on xxx. There is evidence that the current foreclosure may be dismissed.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 10/9/2017.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															7/28/2017	Contact made with borrower
On 7/28/2017, the borrower called regarding payment that they had scheduled for 8/1/2017; however, it was  scheduled for 7/28/2017. The borrower asked the servicer to cancel the payment and to have all future payments posted on the first of the month.
																		Retention	No	Current	Low	No	High	High	No	No	10/9/2017	Occupied by Unknown	Not Determined		Currently		Hold Initiated	xxx	Yes	N/A	No	No	Never
B135FAEC-CE60-4E64-AA0A-01FC0D12D9F1	xxx	xxx	xxx	NJ	3/30/2018	Yes	5/1/2018	Current
• MEDIATION HEARING: Servicing comments dated 12/xx/2016 indicate a mediation was completed.  The mediator, borrower and borrower's child went over the loan modification denial.  The borrower was advised that they could reapply by 1/6/2017.  Servicing comments dated 6/20/2017 indicate the postponed mediation hearing was cancelled as the borrower was accepting the loan modification.  The loan modification was completed on xxx.
 • PROPERTY DAMAGE: Servicing comments dated 12/13/2017 indicate a date of loss of 2/17/2015 due to freezing with a loss amount of $104,545.76.  The loss draft inspection completed on 1/16/2018 show 60% of the repairs were completed with kitchen floor needing  to still be redone and work done to the furnace room and basement stairs.  Servicing comments dated 2/23/2018 indicate the servicer contacted the borrower for the status of the repairs and to confirm if the borrower had received documents from the prior contractor for a lien release.  The borrower advised that per their attorney they would not contact the prior contractor as the lien time frame in their state had passed.  The borrower advised that they are looking for a new contractor to complete the work.  The servicer advised the borrower that they would need something in writing from the prior contractor cancelling the old contract to proceed with the new contractor.  The servicer also advised that they would not release the loss draft check until a valid lien waiver from contractor was received, a valid letter with an updated bid confirming the contractor was paid in full signed by borrower and contractor was received and inspection results were at 95%.  At the end of the review period there is no indication that the repairs were completed and the loss draft is still pending.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/15/2018. The last borrower contact was made on 3/15/2018.  The borrower called to retrieve their loan number and get into account online by resetting the password.  The servicer was going to research why the customer was incapable of making the payment online.  The customer made a payment in the amount of $1,911.60.
DAMAGE: There is evidence of property damage caused by Other which is estimated to total $10,000-$50,000.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 5/4/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/15/2018	Contact made with borrower
The last borrower contact was made on 3/15/2018.  The borrower called to retrieve their loan number and get into account online by resetting the password.  The servicer was going to research why the customer was incapable of making the payment online.  The customer made a payment in the amount of $1,911.60.
																		Retention	No	Current	Low	No	High	High	No	No	5/4/2017	Owner Occupied	Not Determined		Previously		Dismissed	xxx	No	N/A	No	No	Never
E56BCF19-2FC5-4D38-B14E-F08EF35E86CA	xxx	xxx	xxx	Missing	3/30/2018	Yes	5/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is Not Determined. The bankruptcy was reported as Discharged; however, the date was not available in the review period.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 7/17/2017. The most recent borrower contact was on 7/17/2017 at which time the borrower indicated that the ex-spouse received a negative credit reporting from the servicer. The borrow also demanded that the ex-spouse’s name be removed from the account as a recorded quit claim deed (QCD) taking the name off the title had been provided. The borrower was advised to send a dispute in writing and the fax number was provided. The dispute was researched and the servicer did not find a loan modification or refinance removing either borrower from financial responsibility; therefore, the credit reporting was found to be accurate. A letter advising the borrower of the findings was mailed on 7/25/2017.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 5/18/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															7/17/2017	Contact made with borrower
The most recent borrower contact was on 7/17/2017 at which time the borrower indicated that the ex-spouse received a negative credit reporting from the servicer. The borrow also demanded that the ex-spouse’s name be removed from the account as a recorded quit claim deed (QCD) taking the name off the title had been provided. The borrower was advised to send a dispute in writing and the fax number was provided. The dispute was researched and the servicer did not find a loan modification or refinance removing either borrower from financial responsibility; therefore, the credit reporting was found to be accurate. A letter advising the borrower of the findings was mailed on 7/25/2017.
																		Retention	No	Current	Low	No	High	High	No	No	5/18/2017	Owner Occupied	Not Determined		Previously		Dismissed	xxx	No	N/A	No	No	Previously	7
6E1140F5-AA9A-4BB2-8EEB-9F2BCDDB0FB5	xxx	xxx	xxx	NY	3/30/2018	Yes	4/1/2018	Current					• MEDIATION HEARING: A comment dated 6/12/2017 indicates that the mediation hearing was completed on 6/xx/2017.
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/31/2018. On 1/31/2018 the borrower called in to inquire how to make a payment other than online.  The borrower was advised that payment can be made over the phone or through the mail. The borrower stated that the payment would be mailed this month.  The mailing address was updated and provided the borrower the payment mailing address. The borrower was also sent an ACH set up form per the borrowers request.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 5/2/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															1/31/2018	Contact made with borrower	On 1/31/2018 the borrower called in to inquire how to make a payment other than online. The borrower was advised that payment can be made over the phone or through the mail. The borrower stated that the payment would be mailed this month. The mailing address was updated and provided the borrower the payment mailing address. The borrower was also sent an ACH set up form per the borrowers request.	Retention	No	Current	Low	No	High	High	No	No	5/2/2017	Owner Occupied	Not Determined		Previously		Dismissed	xxx	No	N/A	No	No	Previously	7
30EC28F7-C01D-429D-8DF3-C9694D2CA884	xxx	xxx	xxx	Missing	3/30/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 10/14/2017. The last contact on the loan was made 10/14/2017 when the borrower called in because their web account was locked.  The servicer unlocked their web account and the borrower set up a payment for 10/14/2017 in the amount of $2,126.09.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 3/6/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															10/14/2017	Contact made with borrower
The last contact on the loan was made 10/14/2017 when the borrower called in because their web account was locked.  The servicer unlocked their web account and the borrower set up a payment for 10/14/2017 in the amount of $2,126.09.
																		Retention	No	Current	Low	No	High	High	No	No	3/6/2017	Owner Occupied	Not Determined		Previously		Close and Bill	xxx	No	N/A	No	No	Never
E9BECF41-4444-4F77-B9F3-5538D2577CC4	xxx	xxx	xxx	NJ	3/31/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 6/15/2017. On 6/15/2017 the co borrower called in to make a payment. No other inquiries from the borrower and the payment was accepted.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 9/30/2016.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															6/15/2017	Contact made with borrower	On 6/15/2017 the co borrower called in to make a payment. No other inquiries from the borrower and the payment was accepted.	Retention	No	Current	Low	No	High	High	No	No	9/30/2016	Not Determined	Owner Occupied		Never						No	No	Previously	13
16132524-DF29-4150-9D78-3C588AF6B67E	xxx	xxx	xxx	FL	3/31/2018	Yes	4/1/2018	Current
• CURRENT FEMA DISASTER AREA: According to comments from 9/14/2017 and 9/18/2017 the property is in an area declared a FEMA disaster area from a recent Hurricane.  Comments from 9/26/2017 state that the property has only minor damage. A disaster property inspection was ordered on 12/14/2017 and was returned on 1/24/2018 indicating no damage.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/5/2018. The servicer spoke to the borrower on 3/5/2018 and a pay by phone transaction was set up. The borrower also questioned the validity of a late fee on the most recent statement.  The servicer explained a late fee is assessed if the payment is not received by the 16th of the month and the February payment was received on 2/19/2018. The borrower requested a monthly automatic draft for be mailed to them.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 12/21/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															3/5/2018	Contact made with borrower
The servicer spoke to the borrower on 3/5/2018 and a pay by phone transaction was set up. The borrower also questioned the validity of a late fee on the most recent statement.  The servicer explained a late fee is assessed if the payment is not received by the 16th of the month and the February payment was received on 2/19/2018. The borrower requested a monthly automatic draft for be mailed to them.
																		Retention	No	Current	Low	No	High	High	No	No	12/21/2017	Not Determined	Owner Occupied		Previously		Dismissed	xxx	No	N/A	No	No	Never
E5CC1C72-9E13-481A-9CE3-8872E97F60F7	xxx	xxx	xxx	Missing	3/30/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is Not Determined. The bankruptcy was reported as Discharged; however, the date was not available in the review period.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 9/12/2017. The most recent borrower contact was on 9/12/2017 at which time the borrower stated that they received a delinquency notice. The borrower was advised that the delinquency notices will continue until the loan is current. The servicer also informed the borrower that the repayment plan is still on track. The repayment was successfully completed on 1/27/2018.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Repayment Plan associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 4/5/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															9/12/2017	Contact made with borrower	The most recent borrower contact was on 9/12/2017 at which time the borrower stated that they received a delinquency notice. The borrower was advised that the delinquency notices will continue until the loan is current. The servicer also informed the borrower that the repayment plan is still on track. The repayment was successfully completed on 1/27/2018.	Retention	No	Current	Low	No	High	High	No	No	4/5/2017	Owner Occupied	Not Determined		Previously		Dismissed	xxx	No	N/A	No	No	Previously	7
FA42BCF2-D67C-4F86-96BE-A312F2D8FEC6	xxx	xxx	xxx	IL	3/31/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/9/2018. During the last borrower contact on 1/9/2018, the borrower called to discuss payments and requested to have a statement emailed. The servicer indicated that a statement would be emailed as requested. Additionally, the payment history confirmed a payment was received on 1/9/2018 in the amount of $1,497.23.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 11/15/2016.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															1/9/2018	Contact made with borrower	During the last borrower contact on 1/9/2018, the borrower called to discuss payments and requested to have a statement emailed. The servicer indicated that a statement would be emailed as requested. Additionally, the payment history confirmed a payment was received on 1/9/2018 in the amount of $1,497.23.	Retention	No	Current	Low	No	High	High	No	No	11/15/2016	Not Determined	Owner Occupied		Previously		Dismissed	xxx	No	N/A	No	No	Previously	7
CA82AEDA-0E9F-471D-8BB9-A00F582B8A62	xxx	xxx	xxx	DE	3/31/2018	Yes	4/1/2018	Current					• MEDIATION HEARING: A comment dated 11/17/2016 indicates that the mediation process was completed on 11/xx/2016. The attorney advised to proceed with the foreclosure process.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 5/15/2017. On 5/15/2017, the authorized third party called in and said the borrower has funds to reinstate the loan.  The call was transferred to the point of contact and the authorized third party was advised that they will be moving forward with the sale date tomorrow and are still awaiting the bidding instructions to proceed. The authorized third party advised that the borrower has the funds to reinstate but sale date is tomorrow.  This information will be escalated to the supervisor for an answer as to if the reinstatement can be accepted.   Once an answer is received the authorized third party will be contacted. The servicer asked the third party to provide proof of funds via email.  The sale was cancelled on xxx and the loan was reinstated on xxx.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 4/19/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															5/15/2017	Contact made with borrower
On 5/15/2017, the authorized third party called in and said the borrower has funds to reinstate the loan.  The call was transferred to the point of contact and the authorized third party was advised that they will be moving forward with the sale date tomorrow and are still awaiting the bidding instructions to proceed. The authorized third party advised that the borrower has the funds to reinstate but sale date is tomorrow.  This information will be escalated to the supervisor for an answer as to if the reinstatement can be accepted.   Once an answer is received the authorized third party will be contacted. The servicer asked the third party to provide proof of funds via email.  The sale was cancelled on 5/xx/2017 and the loan was reinstated on 5/xx/2017.
																		No Contact	No	Current	Low	No	High	High	No	No	4/19/2017	Not Determined	Not Determined		Previously		Close and Bill	xxx	No	N/A	No	No	Never
9EEBB55D-9BEB-479B-9C63-9092CFD506DE	xxx	xxx	xxx	FL	3/30/2018	Yes	7/1/2018	Current
• PROPERTY DAMAGE: Comments on 10/20/2017 indicate the roof was damaged due to a hurricane. Details regarding the extent of the damage were not provided and a loss claim was not filed.
 • CURRENT FEMA DISASTER AREA: Comments on 9/21/2017 indicate there was a hold placed for FEMA as the property was located within the disaster area for Hurricane xxx. Comments on 10/20/2017 indicate the roof was damaged due to the hurricane. Details regarding the extent of the damage were not provided.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/16/2018. On 3/16/2018, the borrower called in to asked questions regarding their account. The borrower was provided a breakdown of their monthly payment and they were informed that they were escrowed for insurance due to the modification. The borrower stated they sent in their auto draft form, but it had not yet been received.
DAMAGE: There is evidence of property damage caused by Other, the total of which was not provided.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Repayment Plan associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 10/18/2017.  The inspection determined the occupancy of the property was Owner Occupied.
															3/16/2018	Contact made with borrower
On 3/16/2018, the borrower called in to asked questions regarding their account. The borrower was provided a breakdown of their monthly payment and they were informed that they were escrowed for insurance due to the modification. The borrower stated they sent in their auto draft form, but it had not yet been received.
																		Retention	No	Current	Low	No	High	High	No	No	10/18/2017	Owner Occupied	Owner Occupied		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Never
C7A55B44-2DB1-4BC4-9FFA-4D2856442774	xxx	xxx	xxx	NY	3/30/2018	Yes	4/15/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 9/1/2017. The last contact was on 9/1/2017 when the authorized third party called in and wanted to know why an additional $260.96 was needed to complete the payment; they were advised that the final modification documents showed the payment amount of $1,838.46.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 7/24/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															9/1/2017	Contact made with borrower
The last contact was on 9/1/2017 when the authorized third party called in and wanted to know why an additional $260.96 was needed to complete the payment; they were advised that the final modification documents showed the payment amount of $1,838.46.
																		Retention	No	Current	Low	No	High	High	No	No	7/24/2017	Owner Occupied	Not Determined		Never						No	No	Never
B47A28A6-D223-4184-88EA-B646630DD94E	xxx	xxx	xxx	CA	3/31/2018	Yes	4/1/2018	Current
• CURRENT FEMA DISASTER AREA: Per a comment dated 4/5/2017, the foreclosure was on hold for FEMA; the FEMA warning status expired on 4/3/2017 as the property was not affected.  On 12/27/2017, a property preservation inspection indicated there was no damage associated with a FEMA disaster event in southern California due to wildfires.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/12/2018. On 2/12/2018, the servicer spoke to the borrower regarding the payment.  The borrower indicated that they would make their payment by the end of the grace period and declined auto payment.  The payment history confirmed the borrower made a payment in the amount of $1,838.91 on 2/15/2018.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 12/28/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															2/12/2018	Contact made with borrower
On 2/12/2018, the servicer spoke to the borrower regarding the payment.  The borrower indicated that they would make their payment by the end of the grace period and declined auto payment.  The payment history confirmed the borrower made a payment in the amount of $1,838.91 on 2/15/2018.
																		Retention	No	Current	High	No	High	High	No	No	12/28/2017	Not Determined	Owner Occupied		Previously		Dismissed	xxx	No	N/A	No	No	Never
BB88E355-47EF-401C-963A-B84929A4C574	xxx	xxx	xxx	NJ	3/30/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is Not Determined. The bankruptcy was reported as Discharged; however, the date was not available in the review period.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 10/2/2017. On 10/2/2017, the borrower called in regarding their new payment and escrow. The borrower was advised the payment changed after the escrow analysis and they were provided with the escrow information.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 6/23/2017.  The inspection determined the occupancy of the property was Owner Occupied.
															10/2/2017	Contact made with borrower	On 10/2/2017, the borrower called in regarding their new payment and escrow. The borrower was advised the payment changed after the escrow analysis and they were provided with the escrow information.	Retention	No	Current	Low	No	High	High	No	No	6/23/2017	Owner Occupied	Owner Occupied		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Previously	7
28F969DD-B4DF-437B-A0E3-4FEA12ED469D	xxx	xxx	xxx	OR	3/31/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 11/27/2017. On 11/27/2017, the borrower used webchat to contact the servicer regarding their payment history. The borrower was advised to pay $864.73 on 10/30/2017 in order to complete a full payment for November due to the funds of $378.52 being held in suspense. The customer service representative waived the late charge on the account and requested the funds of $864.73 and $378.52 be applied as a full payment through processing as the $378.52 had applied to the account, but not as payments and had to be reversed. The borrower was advised the payment would apply within 3-5 days.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 2/14/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															11/27/2017	Contact made with borrower
On 11/27/2017, the borrower used webchat to contact the servicer regarding their payment history. The borrower was advised to pay $864.73 on 10/30/2017 in order to complete a full payment for November due to the funds of $378.52 being held in suspense. The customer service representative waived the late charge on the account and requested the funds of $864.73 and $378.52 be applied as a full payment through processing as the $378.52 had applied to the account, but not as payments and had to be reversed. The borrower was advised the payment would apply within 3-5 days.
																		Retention	No	Current	Low	No	High	High	No	No	2/14/2017	Not Determined	Owner Occupied		Previously		Dismissed	xxx	No	N/A	No	No	Never
7A33CF77-D18C-48B0-90F2-F03F059D0C23	xxx	xxx	xxx	FL	3/30/2018	Yes	4/1/2018	Current
• CURRENT FEMA DISASTER AREA: Comments on 9/12/2017 indicate the property was declared a part of a FEMA disaster area starting on 9/xx/2017 and expiring on 12/xx/2017. No damages were reported.
• CEASE AND DESIST: Comments on 6/13/2016 indicate there is a cease and desist on file.
 • OCCUPANCY DISCREPANCY: On 2/27/2017, the borrower’s attorney submitted documentation to notify the servicer that the property is owner occupied and requested that property inspections stop. However, on 9/30/2017, a property inspection documented that the property is non-owner occupied.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/8/2018. On 3/8/2018, the borrower called in regarding the online system as they were locked out. The borrower’s password was reset and the account was unlocked for access.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 9/30/2017.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															3/8/2018	Contact made with borrower	On 3/8/2018, the borrower called in regarding the online system as they were locked out. The borrower’s password was reset and the account was unlocked for access.	Retention	Yes	Current	Low	No	High	High	No	No	9/30/2017	Occupied by Unknown	Owner Occupied		Previously	xxx	Dismissed	xxx	No	N/A	No	No	Never
C889F438-466D-4E5C-8BCB-2FF5D12F1A8E	xxx	xxx	xxx	FL	3/31/2018	Yes	4/1/2018	Current					• CURRENT FEMA DISASTER AREA: On 12/14/2017, a FEMA disaster inspection was ordered due to Hurricanes xxx, xxx and xxx. On 1/24/2018, the inspection reported there was no damage to the property.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/27/2018. On 1/27/2018, the borrower sent an email regarding a property inspection fee they were charged. The borrower was sent a response letter on 1/29/2018 and the property inspection fee of $25 was reclassified on 1/30/2018.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 12/20/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															1/27/2018	Contact made with borrower
On 1/27/2018, the borrower sent an email regarding a property inspection fee they were charged. The borrower was sent a response letter on 1/29/2018 and the property inspection fee of $25 was reclassified on 1/30/2018.
																		Retention	No	Current	Low	No	High	High	No	No	12/20/2017	Not Determined	Owner Occupied		Previously		Dismissed	xxx	No	N/A	No	No	Never
421363CA-025E-46C8-AA78-EC1419775DD5	xxx	xxx	xxx	MA	3/30/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Dismissed on xxx. The most recently documented status of the bankruptcy was Dismissed as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 9/11/2017. On 9/11/2017, the borrower called in to verify her payment amount and schedule. The borrower’s payment after the modification was a different amount than the trial medication payments. The borrower was advised of the breakdown of the new modification payment. The borrower also stated that they mailed in their payment for September; however, it was sent to the wrong address, so they advised they would put a stop payment on it and set up another payment online. A payment was set up on 9/14/2017.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 5/1/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															9/11/2017	Contact made with borrower	On 9/11/2017, the borrower called in to verify her payment amount and schedule. The borrower’s payment after the modification was a different amount than the trial medication payments. The borrower was advised of the breakdown of the new modification payment. The borrower also stated that they mailed in their payment for September; however, it was sent to the wrong address, so they advised they would put a stop payment on it and set up another payment online. A payment was set up on 9/14/2017.	Retention	No	Current	Low	No	High	High	No	No	5/1/2017	Owner Occupied	Not Determined		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Previously	13
80EFF856-7823-4D69-BF2B-4007CCCCBB10	xxx	xxx	xxx	MA	3/31/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/7/2018. On 2/7/2018, the borrower sent an email regarding the monthly statements. The borrower sent in a fax form requesting their monthly mortgage statements to be sent electronically by e-mail and wanted to know when they would be sent. The servicer responded to the borrower on 2/9/2018; however, details were not provided.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 3/10/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															2/7/2018	Contact made with borrower	On 2/7/2018, the borrower sent an email regarding the monthly statements. The borrower sent in a fax form requesting their monthly mortgage statements to be sent electronically by e-mail and wanted to know when they would be sent. The servicer responded to the borrower on 2/9/2018; however, details were not provided.	Retention	No	Current	Low	No	High	High	No	No	3/10/2017	Not Determined	Owner Occupied		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Previously	7
5F1386ED-FDB1-48C1-85F2-6E9C93031DFF	xxx	xxx	xxx	NY	3/31/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/19/2018. The last borrower contact was on 1/19/2018.  The servicer advised the borrower that they had received a contract for the sale of the property.  The borrower advised they have been working with the servicer to keep the property and does not want to sell it.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 1/11/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															1/19/2018	Contact made with borrower
The last borrower contact was on 1/19/2018.  The servicer advised the borrower that they had received a contract for the sale of the property.  The borrower advised they have been working with the servicer to keep the property and does not want to sell it.
																		Retention	No	Current	Low	No	High	High	No	No	1/11/2017	Not Determined	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Never
9CC378E4-0FF0-4238-83F0-8501B5AE5C9B	xxx	xxx	xxx	NJ	3/31/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 9/1/2017. The servicer spoke to an approved third party on 9/1/2017 about setting up the automatic payment drafts.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 2/6/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															9/1/2017	Contact made with borrower	The servicer spoke to an approved third party on 9/1/2017 about setting up the automatic payment drafts.	Retention	No	Current	Low	No	High	High	No	No	2/6/2017	Not Determined	Owner Occupied		Never						No	No	Never
B70C4808-128E-4383-9903-9E7316919AEC	xxx	xxx	xxx	NJ	3/30/2018	Yes	3/1/2018	Bankruptcy Ch.7					• HARDEST HIT FUND: Per comments on 8/28/2017, the borrower called to advise the servicer that they were approved for the Hardest Hit Funds Program (HHF). The servicer received full reinstatement funds in the amount of $50,918.10 from the HHF program on 9/xx/2017. • MEDIATION HEARING: A mediation hearing was held on 1/xx/2017 which resulted with the denial for loss mitigation due to insufficient income; the matter was removed from the mediation program. • POSSIBLE DEFAULT IMMINENT: The borrower indicated on 3/26/2018 that they don't think that they can afford the payments.
LOAN STATUS: The loan is currently in Bankruptcy Ch.7 status. The reason for default is reported to be Not Determined.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan.  The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy is active as of xxx. The most recently documented status of the bankruptcy was Bankruptcy Filed as of xxx.
BORROWER CONTACT: Not attempting to contact borrower for valid reason.  The last date of contact on behalf of the borrower was 3/26/2018. During the last borrower contact on 3/26/2018, the borrower called to verify that the last payment sent was received. The servicer advised the borrower that funds were received but were short and were sitting in suspense. The borrower stated that they were aware of the short payment and would be speaking to their attorney to determine what options they had as they don't think that they can afford the payment.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 5/22/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/26/2018	Not attempting to contact borrower for valid reason	During the last borrower contact on 3/26/2018, the borrower called to verify that the last payment sent was received. The servicer advised the borrower that funds were received but were short and were sitting in suspense. The borrower stated that they were aware of the short payment and would be speaking to their attorney to determine what options they had as they don't think that they can afford the payment.	Retention	No	Not Determined	High	Yes	Low	Medium	No	No	5/22/2017	Owner Occupied	Not Determined		Previously	xxx	Dismissed	xxx	No	N/A	No	No	Currently	7
FF0C7791-1B10-45B9-A3A7-CBFC4A5A71EC	xxx	xxx	xxx	CA	3/31/2018	Yes	3/1/2018	Collections					• CURRENT FEMA DISASTER AREA: A disaster inspection was order on 12/15/2017 due to recent California wildfires. The FEMA disaster inspection was conducted on 12/27/2017 and did not reveal any damages to the property.
LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Not Determined.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Dismissed on xxx. The most recently documented status of the bankruptcy was Dismissed as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/16/2018. The borrower called the servicer on 1/16/2018 to inquire about the account status.  The servicer advised the account is due for the January 2018 payment.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 12/29/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															1/16/2018	Contact made with borrower	The borrower called the servicer on 1/16/2018 to inquire about the account status. The servicer advised the account is due for the January 2018 payment.	Not Determined	No	Not Determined	Medium	No	Medium	Medium	No	No	12/29/2017	Not Determined	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Previously	7
F3072A09-61FF-4779-8307-F9E5A24B9E32	xxx	xxx	xxx	NJ	3/30/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 9/8/2017. The last borrower contact was made on 9/8/2017.  The borrower made a payment in the amount of $2,617.24.  The servicer advised the borrower that they now have access to make their payments online and to set up automated payments.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 4/26/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															9/8/2017	Contact made with borrower
The last borrower contact was made on 9/8/2017.  The borrower made a payment in the amount of $2,617.24.  The servicer advised the borrower that they now have access to make their payments online and to set up automated payments.
																		Retention	No	Current	Low	No	High	High	No	No	4/26/2017	Owner Occupied	Not Determined		Previously	xxx	Dismissed	xxx	No	N/A	No	No	Never
15744199-2599-401D-8C2E-60EFE14DFFE5	xxx	xxx	xxx	NJ	3/31/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/8/2018. The last contact with the borrower was on 2/8/2018 at which time the borrower promised to pay $2,044.98 on 2/9/2018. The borrower kept their promise as an online payment was received that same day.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 2/15/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															2/8/2018	Contact made with borrower	The last contact with the borrower was on 2/8/2018 at which time the borrower promised to pay $2,044.98 on 2/9/2018. The borrower kept their promise as an online payment was received that same day.	Retention	No	Current	Low	No	High	High	No	No	2/15/2017	Not Determined	Owner Occupied		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Never
CBA75D15-5C92-4FFE-B0F2-D90C87630156	xxx	xxx	xxx	MI	4/16/2018	Yes	4/1/2018	Current/Bankruptcy
LOAN STATUS: The loan is currently in Current/Bankruptcy status.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan.   The bankruptcy case number is Not Determined. The bankruptcy is active as of xxx. The most recently documented status of the bankruptcy was Not Determined as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 9/30/2017. The last contact with the borrower was on 9/30/2017, a payment was set up.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 10/12/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															9/30/2017	Contact made with borrower	The last contact with the borrower was on 9/30/2017, a payment was set up.	Retention	No	Current	Low	No	High	High	No	No	10/12/2017	Not Determined	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Currently	Not Determined
7DDAA772-7917-429E-9F2B-73580E2849DC	xxx	xxx	xxx	MI	4/16/2018	Yes	5/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Dismissed on xxx. The most recently documented status of the bankruptcy was Dismissed as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/27/2018. The last borrower contact was made on 3/27/2018.  The borrower called to advised that they wanted the escrow shortage spread over a longer period.  Servicing comments dated 4/3/2018 indicate the servicer was completing an escrow analysis to spread the escrow shortage for 24 months.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 1/19/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															3/27/2018	Contact made with borrower	The last borrower contact was made on 3/27/2018. The borrower called to advised that they wanted the escrow shortage spread over a longer period. Servicing comments dated 4/xx/2018 indicate the servicer was completing an escrow analysis to spread the escrow shortage for 24 months.	Retention	No	Current	Low	No	High	High	No	No	1/19/2017	Not Determined	Owner Occupied		Never						No	No	Previously	13
257ECC18-1EE4-48A0-9521-9F31827249C9	xxx	xxx	xxx	FL	3/31/2018	Yes	5/1/2018	Current					• CURRENT FEMA DISASTER AREA: Comments from 12/14/2017 indicate the property is located in an area designated a disaster area because of recent hurricanes. A disaster inspection was completed on 1/24/2018 and did not reveal any damages to the property.
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 11 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 12/19/2017. The servicer returned the borrower’s call on 12/19/2017.  The borrower had called about a misapplication on their account.  The servicer advised the account had been corrected and that $475.34 will be reversed and be put in the borrower’s suspense bucket and then applied to the principal balance.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 5/26/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															12/19/2017	Contact made with borrower	The servicer returned the borrower’s call on 12/19/2017. The borrower had called about a misapplication on their account. The servicer advised the account had been corrected and that $475.34 will be reversed and be put in the borrower’s suspense bucket and then applied to the principal balance.	Retention	No	Current	Low	No	High	High	No	No	5/26/2017	Not Determined	Not Determined		Previously		Dismissed	xxx	No	N/A	No	No	Previously	11
603CEAE3-CE53-4452-9571-3839C00C77EF	xxx	xxx	xxx	NY	3/31/2018	Yes	4/1/2018	Current
• MEDIATION HEARING: The comments reveal the file was in mediation prior to the servicing review period. The fifth mediation hearing on 5/15/2017 was adjourned to 6/21/2017 but was cancelled due to the file being settled by completing a modification.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was xxx. The most recent borrower contact was on xxx at which time the borrower was advised that the final modification agreement had been received. The modification was processed on xxx.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 4/5/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															5/24/2017	Contact made with borrower	The most recent borrower contact was on 5/24/2017 at which time the borrower was advised that the final modification agreement had been received. The modification was processed on 5/xx/2017.	Retention	No	Current	Low	No	High	High	No	No	4/5/2017	Not Determined	Owner Occupied		Previously		Dismissed	xxx	No	N/A	No	No	Never
2FC95FB7-747B-4D07-A5B4-2BAC4AC22C01	xxx	xxx	xxx	FL	4/16/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 11/13/2017. During the last contact with the borrower on 11/13/2017, the borrower stated they would be making two payments online that day. The servicer went over the free payment options with the borrower.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 10/1/2016.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															11/13/2017	Contact made with borrower	During the last contact with the borrower on 11/13/2017, the borrower stated they would be making two payments online that day. The servicer went over the free payment options with the borrower.	Retention	No	Current	Low	No	High	High	No	No	10/1/2016	Not Determined	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Never
8071C980-5EAE-4271-9ECE-3E917EF8662B	xxx	xxx	xxx	FL	3/31/2018	Yes	4/1/2018	Current
• CURRENT FEMA DISASTER AREA: According to comments from 9/15/2017 and 10/5/2017 the property is in a FEMA disaster area. A disaster inspection was completed on 1/24/2018 and did not reveal any damages to the property.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/27/2018. The servicer spoke to the borrower on 3/27/2018 in regards to the escrowed insurance.  Servicer advised of a prior lapse in coverage with a charge of $1,236.18, which will be divided over 12 months and added monthly their payment.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 4/3/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															3/27/2018	Contact made with borrower
The servicer spoke to the borrower on 3/27/2018 in regards to the escrowed insurance.  Servicer advised of a prior lapse in coverage with a charge of $1,236.18, which will be divided over 12 months and added monthly their payment.
																		Retention	No	Current	Low	No	High	High	No	No	4/3/2017	Not Determined	Owner Occupied		Previously		Dismissed	xxx	No	N/A	No	No	Never
E40D615F-AD9B-449D-A980-D827494DA6BA	xxx	xxx	xxx	MD	3/31/2018	Yes	5/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 6/5/2017. The last borrower contact was on 6/5/2017.  The borrower called to make a payment in the amount of $1,727.30.  The servicer noted that the system took a $5.00 convenience fee by mistake and that they were emailing the SMS wired department to have it fixed.  In review of the payment history, the fee was never returned to the customer or reversed and applied to something other than the fee.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 4/9/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															6/5/2017	Contact made with borrower	The last borrower contact was on 6/5/2017. The borrower called to make a payment in the amount of $1,727.30. The servicer noted that the system took a $5.00 convenience fee by mistake and that they were emailing the SMS wired department to have it fixed. In review of the payment history, the fee was never returned to the customer or reversed and applied to something other than the fee.	Retention	No	Current	Low	No	High	High	No	No	4/9/2017	Not Determined	Not Determined		Previously		Close and Bill	xxx	No	N/A	No	No	Previously	13
C19A7E7B-90D8-4B1C-9E3E-A1E4A72C4972	xxx	xxx	xxx	MD	3/31/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Dismissed on xxx. The most recently documented status of the bankruptcy was Dismissed as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/13/2018. The servicer spoke to the borrower on 2/13/2018 about the status of the February 2018 payment.  The borrower stated the payment was mailed on 2/5/2018.  The pay history confirmed a payment in the amount of $1,186.80 on 2/13/2018.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 5/4/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															2/13/2018	Contact made with borrower	The servicer spoke to the borrower on 2/13/2018 about the status of the February 2018 payment. The borrower stated the payment was mailed on 2/5/2018. The pay history confirmed a payment in the amount of $1,186.80 on 2/13/2018.	Retention	No	Current	Low	No	High	High	No	No	5/4/2017	Not Determined	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Previously	13
9BD69859-7A00-4F83-8E31-87D2F0B2B50A	xxx	xxx	xxx	MA	4/16/2018	Yes	4/1/2018	Current					• DECEASED BORROWER OR CO-BORROWER: Comments dated 8/xx/2017 indicate the loan was to be assumed by the surviving spouse. A modification was completed along with the assumption. Comments on 5/xx/2017 also refer to the death certificate of the borrower.
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Terminated on xxx. The most recently documented status of the bankruptcy was Terminated as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 4/10/2018. The most recent borrower contact was on 4/10/2018 at which time the executor of estate (EOE) was advised to send the documents for authorization.  The EOE stated that they will send by mail; the mailing address was provided. No further information was available to confirm receipt of the authorization documents.
DECEASED BORROWER: There is evidence that the borrower and/or co-borrower is deceased.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 1/27/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															4/10/2018	Contact made with borrower	The most recent borrower contact was on 4/10/2018 at which time the executor of estate (EOE) was advised to send the documents for authorization. The EOE stated that they will send by mail; the mailing address was provided. No further information was available to confirm receipt of the authorization documents.	Retention	No	Current	Low	No	High	High	No	Yes	1/27/2017	Not Determined	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Previously	13
978993C8-3F8D-46AB-AA72-3BFA874E9F47	xxx	xxx	xxx	GA	3/31/2018	Yes	7/1/2018	Current/Bankruptcy					• CURRENT FEMA DISASTER AREA: Comments from 12/14/2017 indicate a disaster inspection was ordered following recent hurricanes that affected the area. The FEMA disaster inspection revealed no damage on 1/24/2018.
LOAN STATUS: The loan is currently in Current/Bankruptcy status.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy is active as of xxx. The most recently documented status of the bankruptcy was Relief was Denied as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/30/2018. The borrower called the servicer on 3/30/2018 in order to discuss the amount due and the due date.  The servicer received a payment of $885.55 on 3/30/2018.
 OCCUPANCY: The most recent inspection was completed on 12/21/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/30/2018	Contact made with borrower	The borrower called the servicer on 3/30/2018 in order to discuss the amount due and the due date. The servicer received a payment of $885.55 on 3/30/2018.	Retention	No	Current	Low	No	High	High	No	No	12/21/2017	Not Determined	Not Determined		Never						No	No	Currently	13
3D32F225-6BB5-4846-8120-D06B5366ABA4	xxx	xxx	xxx	NY	4/16/2018	Yes	5/1/2018	Current/Bankruptcy
• POSSIBLE FORECLOSURE DISMISSAL: The file was referred to the foreclosure attorney prior to the servicing review period. The borrower filed for Chapter 13 bankruptcy and the foreclosure was placed on hold. The loan was since modified; however, comments dated 10/27/2017 state close and bill cannot be completed until the bankruptcy is released. The bankruptcy final cure confirmation was received on xxx; as of the end of the servicing review period, there is no indication that the foreclosure has been closed.
 • MEDIATION HEARING: Mediation hearings were held and resulted with the completion of a loan modification.

LOAN STATUS: The loan is currently in Current/Bankruptcy status.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan.  The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is Not Determined. The bankruptcy is active as of xxx. The most recently documented status of the bankruptcy was Performing under Plan as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/21/2018. The borrower called on 3/21/2018 to request a password and challenge question reset for online access. The borrower was assisted with the issue.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Hold Initiated completed on xxx. There is evidence that the current foreclosure may be dismissed.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 1/24/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															3/21/2018	Contact made with borrower	The borrower called on 3/21/2018 to request a password and challenge question reset for online access. The borrower was assisted with the issue.	Retention	No	Current	Low	No	High	High	No	No	1/24/2017	Not Determined	Owner Occupied		Previously	xxx	Hold Initiated	xxx	Yes	N/A	No	No	Currently	13
B8EEB9CF-5F95-48F3-A36A-7C7F3FB308B2	xxx	xxx	xxx	CT	4/16/2018	Yes	6/1/2018	Current					• MEDIATION HEARING: On 6/xx/2017 the mediation hearing was completed. The mediation has been terminated.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 7/31/2017. On 7/31/2017 the borrower called in to ask why payment is $1641.63 and not $1630 per the modification.  The borrower was informed that as escrow changed so does the payment slightly. The borrower understood and no further questions were asked.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 3/7/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															7/31/2017	Contact made with borrower
On 7/31/2017 the borrower called in to ask why payment is $1641.63 and not $1630 per the modification.  The borrower was informed that as escrow changed so does the payment slightly. The borrower understood and no further questions were asked.
																		Retention	No	Current	Low	No	High	High	No	No	3/7/2017	Not Determined	Owner Occupied		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Never
2C1EE8D5-CF84-46CE-9E97-10272728C998	xxx	xxx	xxx	NV	3/31/2018	Yes	5/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed onxxx.  The bankruptcy is a Chapter 11 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT: Not attempting to contact borrower for valid reason.  There is no evidence of recent borrower contact.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 10/10/2017.  The inspection determined the occupancy of the property was Not Determined.
																Not attempting to contact borrower for valid reason		Retention	No	Current	Low	No	High	High	No	No	10/10/2017	Not Determined	No Borrower Contact		Previously		Dismissed	xxx	No	N/A	No	No	Previously	11
B1E01B27-A908-4671-9972-D04FBB8C61CD	xxx	xxx	xxx	NY	4/16/2018	Yes	5/1/2018	Current/Bankruptcy					• CEASE AND DESIST: A comment dated 11/xx/2017 indicates there is a cease and desist on the loan. There are no additional comments in the review period indicating it was remove from the loan.
LOAN STATUS: The loan is currently in Current/Bankruptcy status.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan.  The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is Not Determined. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 4/2/2018. The last borrower contact was made on 4/2/2018.  The co-borrower called and made a payment over the phone in the amount of $2,823.45.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 11/17/2016.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															4/2/2018	Contact made with borrower	The last borrower contact was made on 4/2/2018. The co-borrower called and made a payment over the phone in the amount of $2,823.45.	Retention	Yes	Current	Low	No	High	High	No	No	11/17/2016	Not Determined	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Currently	7
2862EED0-EFD6-4D77-A514-D0AEC9280E8A	xxx	xxx	xxx	FL	4/16/2018	Yes	5/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 11/28/2017. On 11/28/2017, the co-borrower called in regarding the $75.00 corporate advance fee on their account. The co-borrower was advised the fee would be researched. On 12/28/2017, a letter was sent to the borrowers stating the $75.00 fee was not recoverable by them and that the fee would be removed from the account. They were also advised that fees in the amount of $325.00 were mistakenly capitalized as part of the modification and that the $325.00 would be credited to the unpaid principal balance.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 1/20/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															11/28/2017	Contact made with borrower
On 11/28/2017, the co-borrower called in regarding the $75.00 corporate advance fee on their account. The co-borrower was advised the fee would be researched. On 12/28/2017, a letter was sent to the borrowers stating the $75.00 fee was not recoverable by them and that the fee would be removed from the account. They were also advised that fees in the amount of $325.00 were mistakenly capitalized as part of the modification and that the $325.00 would be credited to the unpaid principal balance.
																		Retention	No	Current	Low	No	High	High	No	No	1/20/2017	Not Determined	Owner Occupied		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Never
ADCB0558-D49C-4511-9B01-4EA7B019C3C9	xxx	xxx	xxx	CA	4/16/2018	Yes	5/1/2018	Current					• DECEASED BORROWER OR CO-BORROWER: A comment on 3/10/2017 stated that the co-borrower is deceased. A date of death was not reported.
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.   The bankruptcy case number is Not Determined. The bankruptcy was Dismissed on xxx. The most recently documented status of the bankruptcy was Dismissed as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 4/9/2018. The most recent contact with the borrower occurred on 4/9/2018 when the borrower called to make a payment.

DECEASED BORROWER: There is evidence that the borrower and/or co-borrower is deceased.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 1/13/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															4/9/2018	Contact made with borrower	The most recent contact with the borrower occurred on 4/9/2018 when the borrower called to make a payment.	Retention	No	Current	Low	No	High	High	No	Yes	1/13/2017	Not Determined	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Previously	Not Determined
5C5101F7-2B06-4E04-8660-D8F84D6DC37B	xxx	xxx	xxx	NY	4/16/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/19/2018. The most recent borrower contact was on 3/19/2016. The borrower stated that they were waiting to make sure there were no fraudulent transactions on their account due to a lost wallet; however, they stated they would make a payment online. A payment in the amount of $2,182.62 was received on 3/22/2018.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 1/14/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															3/19/2018	Contact made with borrower
The most recent borrower contact was on 3/19/2016. The borrower stated that they were waiting to make sure there were no fraudulent transactions on their account due to a lost wallet; however, they stated they would make a payment online. A payment in the amount of $2,182.62 was received on 3/22/2018.
																		Retention	No	Current	Low	No	High	High	No	No	1/14/2017	Not Determined	Owner Occupied		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Never
8535E1B8-A536-4068-9592-AF5A935E9B53	xxx	xxx	xxx	OR	3/31/2018	Yes	4/1/2018	Current					• MEDIATION HEARING: A comment dated 7/xx/2016 indicates mediation was held with resolution on 7/xx/2016. Missing documents were discussed and there was a 90 day foreclosure forbearance accepted.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 5/30/2017. The last contact on the loan was made 5/30/2017 when the borrower indicated they received a letter stating the loan modification agreement was not received.  The borrower was advised their loan had been modified, booked, and that the loan is current with the next due date 6/xx/2017.  The borrower stated they will make a payment online and was advised if it was done before the grace period expired there would not be a $2.50 fee.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 1/18/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															5/30/2017	Contact made with borrower
The last contact on the loan was made 5/30/2017 when the borrower indicated they received a letter stating the loan modification agreement was not received.  The borrower was advised their loan had been modified, booked, and that the loan is current with the next due date 6/1/2017.  The borrower stated they will make a payment online and was advised if it was done before the grace period expired there would not be a $2.50 fee.
																		Retention	No	Current	Low	No	High	High	No	No	1/18/2017	Not Determined	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Never
75B30351-0900-44F1-8E62-684B0F1E9D06	xxx	xxx	xxx	NJ	4/16/2018	Yes	4/1/2018	Current
• PROPERTY DAMAGE: A comment dated 3/27/2018 indicates there was water damage that occurred on 3/7/2018 with the estimated amount of damage of $8,909.76.  There was a property loss check sent in in the amount of $8,909.76 on 3/30/2018.  The check was endorsed and sent back the same day to the borrower.  There were no comments in the review period indicating if the repairs were completed.
 • CEASE AND DESIST: There were multiple comments on the loan indicating there was a cease and desist order on the loan with the last one being on 7/xx/2017.  There were no comments in the review period indicating it was removed.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/26/2018. The last contact on the loan was 3/26/2018 when the authorized third party (ATP) called regarding an insurance claim.  The ATP was transferred to the loss draft department.
DAMAGE: There is evidence of property damage caused by Water which is estimated to total $5,000-$10,000.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 1/18/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															3/26/2018	Contact made with borrower	The last contact on the loan was 3/26/2018 when the authorized third party (ATP) called regarding an insurance claim. The ATP was transferred to the loss draft department.	Retention	Yes	Current	Low	No	High	High	No	No	1/18/2017	Not Determined	Owner Occupied		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Never
62150ADA-ED32-4BCE-A93B-40EC5A817919	xxx	xxx	xxx	NY	4/16/2018	Yes	5/1/2018	Current/Bankruptcy
LOAN STATUS: The loan is currently in Current/Bankruptcy status.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is Not Determined. The bankruptcy is active as of xxx. The most recently documented status of the bankruptcy was Performing under Plan as of xxx.
BORROWER CONTACT: Not attempting to contact borrower for valid reason.  There is no evidence of recent borrower contact.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 3/14/2017.  The inspection determined the occupancy of the property was Not Determined.
																Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No	3/14/2017	Not Determined	No Borrower Contact		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Currently	13
665293A5-5E89-4E8F-95DF-FB8FEC67BAE9	xxx	xxx	xxx	IL	4/16/2018	Yes	5/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/12/2018. The borrower was contacted on 2/12/2018 to discuss their intentions with the property as no payment had yet been received for the month of February. The borrower confirmed that they intended to keep the property and stated they would make a payment.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 3/6/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															2/12/2018	Contact made with borrower
The borrower was contacted on 2/12/2018 to discuss their intentions with the property as no payment had yet been received for the month of February. The borrower confirmed that they intended to keep the property and stated they would make a payment.
																		Retention	No	Current	Low	No	High	High	No	No	3/6/2017	Not Determined	Owner Occupied		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Never
2F6200EF-59A1-4A0E-9120-64184BFD3340	xxx	xxx	xxx	NJ	3/31/2018	Yes	5/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/13/2018. An authorized third party (ATP) called on 3/13/2018 inquiring if the homeowner had received a 1099 or 1098. The ATP was advised that the 1098 statement had been mailed on 1/22/2018. A copy was requested to be faxed or mailed to the ATP.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 7/11/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															3/13/2018	Contact made with borrower	An authorized third party (ATP) called on 3/13/2018 inquiring if the homeowner had received a 1099 or 1098. The ATP was advised that the 1098 statement had been mailed on 1/22/2018. A copy was requested to be faxed or mailed to the ATP.	Retention	No	Current	Low	No	High	High	No	No	7/11/2017	Not Determined	Owner Occupied		Previously		Dismissed	xxx	No	N/A	No	No	Previously	7
7B96A8BB-9C7B-4384-A0D3-23A4E879EF8B	xxx	xxx	xxx	WA	3/31/2018	Yes	5/1/2018	Current					• DECEASED BORROWER OR CO-BORROWER: A deceased notification was received on 3/3/2017 for borrower 2 with a date of death of 6/xx/2015.
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/25/2018. The borrower called on 1/25/2018 requesting a current statement and a payoff quote good through 2/25/2018 be sent to via email.  The request was completed on 1/27/2018.
DECEASED BORROWER: There is evidence that the borrower and/or co-borrower is deceased.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 4/6/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															1/25/2018	Contact made with borrower	The borrower called on 1/25/2018 requesting a current statement and a payoff quote good through 2/25/2018 be sent to via email. The request was completed on 1/27/2018.	Retention	No	Current	Low	No	High	High	No	Yes	4/6/2017	Not Determined	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Previously	7
92D75046-7025-4D4E-AA18-5FE796A2013F	xxx	xxx	xxx	MA	4/16/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Terminated on xxx. The most recently documented status of the bankruptcy was Terminated as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/29/2018. On 3/29/2018 the borrower called the servicer to ask why they were receiving monthly billing statements despite having scheduled payments. The servicer explained the statements were for information purposes.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 6/22/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															3/29/2018	Contact made with borrower	On 3/29/2018 the borrower called the servicer to ask why they were receiving monthly billing statements despite having scheduled payments. The servicer explained the statements were for information purposes.	Retention	No	Current	Low	No	High	High	No	No	6/22/2017	Not Determined	Owner Occupied		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Previously	7
344919A6-87DC-432F-BBF7-A4C5B6E890CA	xxx	xxx	xxx	NJ	4/16/2018	Yes	4/1/2018	Current/Bankruptcy
LOAN STATUS: The loan is currently in Current/Bankruptcy status.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy is active as of 4/xx/2018. The most recently documented status of the bankruptcy was POC Filed as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/28/2018. On 3/28/2018, the borrower called in to make a payment on the account. The payment for $1,718.35 was scheduled and the borrower was provided a confirmation number.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 1/13/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															3/28/2018	Contact made with borrower	On 3/28/2018, the borrower called in to make a payment on the account. The payment for $1,718.35 was scheduled and the borrower was provided a confirmation number.	Retention	No	Current	Low	No	High	High	No	No	1/13/2017	Not Determined	Owner Occupied		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Currently	13
C5BF08CC-E7EC-4EFD-9AC4-46EC5AE29A6C	xxx	xxx	xxx	Missing	4/16/2018	Yes	6/1/2018	Current/Bankruptcy					• BANKRUPTCY - CRAMDOWN: The Chapter 11 plan included a provision to value the secured amount of the lien at $190,000, leaving $89,186.36 unsecured. The interest rate was reduced from 5.75 percent to 5.5 percent.
LOAN STATUS: The loan is currently in Current/Bankruptcy status.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 11 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. A cramdown was entered on xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/13/2018. The borrower called on 2/13/2018 to request the 1098 statement.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 1/21/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															2/13/2018	Contact made with borrower	The borrower called on 2/13/2018 to request the 1098 statement.	Retention	No	Current	Low	No	High	High	No	No	1/21/2017	Not Determined	Not Determined		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Currently	11
61119E00-C13F-43DE-AE8C-6FB4DF366A3E	xxx	xxx	xxx	NJ	4/16/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 12/18/2017. The borrower made a payment via the website on 12/16/2017. The borrower wanted a letter of explanation for an extra charge on the account.  The borrower was advised a letter of explanation would be sent out.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 1/21/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															12/18/2017	Contact made with borrower
The borrower made a payment via the website on 12/16/2017. The borrower wanted a letter of explanation for an extra charge on the account.  The borrower was advised a letter of explanation would be sent out.
																		Retention	No	Current	Low	No	High	High	No	No	1/21/2017	Not Determined	Not Determined		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Never
707DC5BD-CD31-4217-8BA5-1CF7E4479519	xxx	xxx	xxx	FL	4/16/2018	Yes	6/1/2018	Current					• MEDIATION HEARING: A comment dated 8/xx/2016 indicates the mediation was closed due to account approved for a trial modification. The borrower accepted the trial offer.
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 5/4/2017. On 5/4/2017, an attorney from xxxx law office called in and disputed the amount owed.  The attorney stated that an authorization was submitted through the DMM portal. The attorney was advised that the point of contact will review and follow up.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 3/17/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															5/4/2017	Contact made with borrower	On 5/4/2017, an attorney from xxxx law office called in and disputed the amount owed. The attorney stated that an authorization was submitted through the DMM portal. The attorney was advised that the point of contact will review and follow up.	Retention	No	Current	Low	No	High	High	No	No	3/17/2017	Not Determined	Not Determined		Previously		Close and Bill	xxx	No	N/A	No	No	Previously	13
2B41886E-0439-4D12-B54E-41CDFCCE9CF4	xxx	xxx	xxx	FL	3/31/2018	Yes	4/1/2018	Current					• CURRENT FEMA DISASTER AREA: The subject property may have been located in a FEMA disaster zone due to hurricanes xxx, xxx or xxx. A FEMA property inspection on 1/24/2018 reported no damages.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 12/22/2017. An email was received from an authorized third party (ATP) requesting an explanation for fees included on the borrowers mortgage statement. A response to the inquiry was sent to the ATP the same day.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 12/21/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															12/22/2017	Contact made with borrower	An email was received from an authorized third party (ATP) requesting an explanation for fees included on the borrowers mortgage statement. A response to the inquiry was sent to the ATP the same day.	Retention	No	Current	Low	No	High	High	No	No	12/21/2017	Not Determined	Owner Occupied		Previously		Dismissed	xxx	No	N/A	No	No	Never
B5D996D5-550C-4F70-9CF7-BA726812B13D	xxx	xxx	xxx	CT	3/31/2018	Yes	4/1/2018	Foreclosure					• FORECLOSURE DELAY: The modification for this loan was completed on xxx and the foreclosure hold was removed on 6/xx/2017. According to a comment from 6/7/2017 the servicer tried to initiate the close and bill task but received an error. The servicer reached out to the attorney network team for assistance. A follow-up e-mail was sent on 6/26/2017 about the LPS issues. A message was sent to the law firm to confirm the close and bill. There was no further communication about the pending close and bill task.
LOAN STATUS: The loan is currently in Foreclosure status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 6/10/2017. The servicer spoke to the borrower on 6/10/2017 and the borrower set up a payment in the amount of $929.90.
FORECLOSURE: There is evidence of current foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Hold Removed completed on xxx.  The foreclosure is currently delayed due to Attorney Delay.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 6/10/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															6/10/2017	Contact made with borrower	The servicer spoke to the borrower on 6/10/2017 and the borrower set up a payment in the amount of $929.90.	No Contact	No	Current	Low	No	High	High	No	No	6/10/2017	Not Determined	Owner Occupied		Currently		Hold Removed	xxx	No	Attorney Delay	No	No	Previously	7
298AFE01-FBD2-4C14-923F-2AC74473F353	xxx	xxx	xxx	DC	4/16/2018	Yes	5/1/2018	Current					• DECEASED BORROWER OR CO-BORROWER: Servicing comments dated 7/28/2017 indicate the borrower passed away in xx/2016. A death certificate or date of death was not provided within the review period.
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is n/a. The bankruptcy was reported as Discharged; however, the date was not available in the review period.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/1/2018. Borrower called in for the mailing address for payment which was provided.
DECEASED BORROWER: There is evidence that the borrower and/or co-borrower is deceased.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 1/18/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/1/2018	Contact made with borrower	Borrower called in for the mailing address for payment which was provided.	Retention	No	Current	Low	No	Low	High	No	Yes	1/18/2017	Not Determined	Not Determined		Previously	xxx	Dismissed	xxx	No	N/A	No	No	Previously	7
3CAC64F2-1FE5-49FF-96A5-8ABE6F4EB2F7	xxx	xxx	xxx	CA	4/16/2018	Yes	10/1/2017	Loss Mitigation
• ACTIVE LOSS MITIGATION: On 9/xx/2017, the executed final modification was received by the servicer. The final modification became effective for 10/xx/2017.  On 3/6/2018, a modification calculation correction was needed. The modification would be updated to reflect the first modification payment due for 4/1/2018. On 4/11/2018, the previously payments were reversed and placed into suspense and the account was processing changes to reflect the corrections.

LOAN STATUS: The loan is currently in Loss Mitigation status. The reason for default is reported to be Payment Dispute.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.   The bankruptcy case number is Not Determined. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 4/11/2018. On 4/11/2018, the co-borrower called in to advise they made a payment and that the loan should be current. The co-borrower was advised the account was processing the final modification completion and that more time was needed for final updates.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of an active Loan Modification associated with this loan. The Loan Modification review began on xxx.
 OCCUPANCY: The most recent inspection was completed on 1/5/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															4/11/2018	Contact made with borrower
On 4/11/2018, the co-borrower called in to advise they made a payment and that the loan should be current. The co-borrower was advised the account was processing the final modification completion and that more time was needed for final updates.
																		Retention	No	Payment Dispute	Low	No	High	High	No	No	1/5/2017	Not Determined	Owner Occupied		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Previously	Not Determined
C5667CC9-B76D-44CC-A487-A151A3BD66BC	xxx	xxx	xxx	NY	4/16/2018	Yes	5/1/2018	Current					• MEDIATION HEARING: Servicing comments dated 6/xx/2017 indicate the matter was discontinued at the mediation hearing due to the loan being modified.
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.   The bankruptcy case number is Not Determined. The bankruptcy was reported as Discharged; however, the date was not available in the review period.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/15/2018. The last borrower contact was on 2/15/2018.  The borrower called to confirmed the servicer had received the homestead exemption information and the lowered tax amounts for 2018.  The servicer advised that the tax amounts were updated in the system and would be taken into account during the next escrow analysis.  The servicer advised the borrower that they would receive any escrow surplus at that time.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 3/13/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															2/15/2018	Contact made with borrower
The last borrower contact was on 2/15/2018.  The borrower called to confirmed the servicer had received the homestead exemption information and the lowered tax amounts for 2018.  The servicer advised that the tax amounts were updated in the system and would be taken into account during the next escrow analysis.  The servicer advised the borrower that they would receive any escrow surplus at that time.
																		Retention	No	Current	Low	No	High	High	No	No	3/13/2017	Not Determined	Owner Occupied		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Previously	Not Determined
0A10241C-6CC3-4788-9920-77816C2A2784	xxx	xxx	xxx	NJ	4/16/2018	Yes	6/1/2018	Current/Bankruptcy
LOAN STATUS: The loan is currently in Current/Bankruptcy status.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is Not Determined. The bankruptcy is active as of 4/xx/2018. The most recently documented status of the bankruptcy was Performing under Plan as of 4/xx/2018.
BORROWER CONTACT: Not attempting to contact borrower for valid reason.  There is no evidence of recent borrower contact.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 12/22/2016.  The inspection determined the occupancy of the property was Not Determined.
																Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No	12/22/2016	Not Determined	No Borrower Contact		Previously		Close and Bill	xxx	No	N/A	No	No	Currently	13
0BFC2F25-F41E-4239-A971-F25B9FEE48C4	xxx	xxx	xxx	NY	3/31/2018	Yes	4/1/2018	Current/Bankruptcy					• POSSIBLE FORECLOSURE DISMISSAL: Servicing comments dated 2/28/2018 state the foreclosure attorney advised that they are unable to submit the dismissal to the court while there is any active bankruptcy on the loan. • FORECLOSURE DELAY: Servicing comments dated 2/28/2018 state the foreclosure attorney advised that they are unable to submit the dismissal to the court while there is any active bankruptcy on the loan.
LOAN STATUS: The loan is currently in Current/Bankruptcy status.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy is active as of 3/xx/2018. The most recently documented status of the bankruptcy was Performing under Plan as of 3/xx/2018.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/13/2018. The last borrower contact was on 1/13/2018.  The borrower called to make a payment in the amount of $1,993.81.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Hold Initiated and the date of the Hold Initiated was not available. There is evidence that the current foreclosure may be dismissed. The foreclosure is currently delayed due to Bankruptcy Filing.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 4/9/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															1/13/2018	Contact made with borrower	The last borrower contact was on 1/13/2018. The borrower called to make a payment in the amount of $1,993.81.	Retention	No	Current	Low	No	High	High	No	No	4/9/2017	Not Determined	Owner Occupied		Previously		Hold Initiated		Yes	Bankruptcy Filing	No	No	Currently	7
F8BD8613-BF09-48BE-BAAE-0814637503B7	xxx	xxx	xxx	NJ	3/31/2018	Yes	4/1/2018	Current/Bankruptcy
LOAN STATUS: The loan is currently in Current/Bankruptcy status.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy is active as of 1/xx/2018. The most recently documented status of the bankruptcy was Performing under Plan as of 1/xx/2018.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 11/27/2017. The last contact with the borrower was on 11/27/2017, the call was in reference to the next payment due date.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 5/6/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															11/27/2017	Contact made with borrower	The last contact with the borrower was on 11/27/2017, the call was in reference to the next payment due date.	Retention	No	Current	Low	No	High	High	No	No	5/6/2017	Not Determined	Owner Occupied		Previously		Dismissed	xxx	No	N/A	No	No	Currently	13
42173291-B9F5-4801-96CA-506B58CCD1CA	xxx	xxx	xxx	IL	3/31/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 9/18/2017. The last borrower contact was made on 9/18/2017.  The borrower called to verify that the loan modification was processed and inquired as to when the next payment will be due.  The servicer advised the borrower that the loan modification was processed on 9/xx/2017 and the loan is due for the 10/xx/2017 payment.  The borrower asked if they will receive a recorded copy of the loan modification and the servicer advised that they will however, the loan modification is still in the process of being recorded.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 4/6/2017.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															9/18/2017	Contact made with borrower
The last borrower contact was made on 9/18/2017.  The borrower called to verify that the loan modification was processed and inquired as to when the next payment will be due.  The servicer advised the borrower that the loan modification was processed on 9/xx/2017 and the loan is due for the 10/xx/2017 payment.  The borrower asked if they will receive a recorded copy of the loan modification and the servicer advised that they will however, the loan modification is still in the process of being recorded.
																		Retention	No	Current	Low	No	High	High	No	No	4/6/2017	Occupied by Unknown	Owner Occupied		Previously		Dismissed	xxx	No	N/A	No	No	Never
16B74A40-3623-4D86-A1D5-072FACCBB44B	xxx	xxx	xxx	NY	4/16/2018	Yes	6/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/28/2018. On 3/28/2018, the borrower was reached regarding their account status. The borrower was advised they are current have a credit of $1,855.95 after the modification processing to be applied.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 1/21/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															3/28/2018	Contact made with borrower	On 3/28/2018, the borrower was reached regarding their account status. The borrower was advised they are current have a credit of $1,855.95 after the modification processing to be applied.	Retention	No	Current	Low	No	High	High	No	No	1/21/2017	Not Determined	Owner Occupied		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Never
AB3F4490-89BB-4012-8DD1-D5112DED27BE	xxx	xxx	xxx	CA	4/16/2018	Yes	5/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 4/5/2018. Last contact with the borrower was on 4/5/2018.  The borrower called to inquire about the amount of $40,792.27 showing as interest paid on the 1098.  The servicer advised the borrower that part of the amount was due to the loan modification which capitalized the delinquency into the principal balance.  The servicer advised that even though it may be a write off it has to be report to the IRS to be declared as income.  The borrower wanted to speak with a supervisor to confirm the figure.  The borrower also advised that they sent in a payment in the amount of $1,124.26 through bill pay dated 4/9/2017.  A research item was opened for the 1098 the same day.  There is no further information regarding this at the end of the review.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 1/25/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															4/5/2018	Contact made with borrower
Last contact with the borrower was on 4/5/2018.  The borrower called to inquire about the amount of $40,792.27 showing as interest paid on the 1098.  The servicer advised the borrower that part of the amount was due to the loan modification which capitalized the delinquency into the principal balance.  The servicer advised that even though it may be a write off it has to be report to the IRS to be declared as income.  The borrower wanted to speak with a supervisor to confirm the figure.  The borrower also advised that they sent in a payment in the amount of $1,124.26 through bill pay dated 4/9/2017.  A research item was opened for the 1098 the same day.  There is no further information regarding this at the end of the review.
																		Retention	No	Current	Low	No	High	High	No	No	1/25/2017	Not Determined	Owner Occupied		Never						No	No	Previously	13
1F255987-DBB8-4FBA-B761-1AD48A2C9FBB	xxx	xxx	xxx	CA	3/31/2018	Yes	4/1/2018	Current					• CURRENT FEMA DISASTER AREA: Per the servicing system comments on 12/27/2017, a preservation disaster inspection was performed due to wildfires in Southern California. There was no access and no damage reported.
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/8/2018. The borrower called in on 2/8/2018 to make a payment.  A payment for $1,283.64 was scheduled for that day.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 12/19/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															2/8/2018	Contact made with borrower	The borrower called in on 2/8/2018 to make a payment. A payment for $1,283.64 was scheduled for that day.	Retention	No	Current	Low	No	High	High	No	No	12/19/2017	Not Determined	Not Determined		Previously		Close and Bill	xxx	No	N/A	No	No	Previously	13
0A3D2A33-7C1C-466E-A3F2-4D6A7E0BD2A9	xxx	xxx	xxx	SC	3/31/2018	Yes	5/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 8/2/2017. The last contact with the borrower was on 8/2/2017.  The borrower called in about a letter received from the prior servicer.  The servicer advised the borrower to disregard the letter as it was sent in error.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 12/21/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															8/2/2017	Contact made with borrower
The last contact with the borrower was on 8/2/2017.  The borrower called in about a letter received from the prior servicer.  The servicer advised the borrower to disregard the letter as it was sent in error.
																		Retention	No	Current	Low	No	High	High	No	No	12/21/2017	Not Determined	Owner Occupied		Never						No	No	Never
2A54EC34-B8F5-4258-927C-7F29C4784044	xxx	xxx	xxx	Missing	4/16/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 4/10/2018. Commentary on 4/10/2018 indicated the borrower would call back to make a payment in the amount of $1,863.45; the payment was received.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 6/29/2017.  The inspection determined the occupancy of the property was Owner Occupied.
															4/10/2018	Contact made with borrower	Commentary on 4/10/2018 indicated the borrower would call back to make a payment in the amount of $1,863.45; the payment was received.	Retention	No	Current	Low	No	High	High	No	No	6/29/2017	Owner Occupied	Owner Occupied		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Never
BDE5E353-8582-4680-975D-CF211D04C3BF	xxx	xxx	xxx	NY	3/31/2018	Yes	4/1/2018	Current					• MEDIATION HEARING: Per the servicing notes, the mediation on this account was marked settled on 6/xx/2017 after the successful completion of the modification.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/10/2018. The borrower and servicer spoke on 3/10/2018 in regards to tax information that they wanted faxed.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 5/4/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/10/2018	Contact made with borrower	The borrower and servicer spoke on 3/10/2018 in regards to tax information that they wanted faxed.	Retention	No	Current	Low	No	High	High	No	No	5/4/2017	Not Determined	Not Determined		Previously		Dismissed	xxx	No	N/A	No	No	Never
193BB0A4-C2AF-4159-9154-76C87E58B47E	xxx	xxx	xxx	CT	3/31/2018	Yes	4/1/2018	Current					• MEDIATION HEARING: A mediation was scheduled for 6/xx/2017. The addition fee for the CT Mediation was approved. The outcome of the mediation is the foreclosure will remain on hold for loss mitigation until the modification is completed. The modification was completed on xxx.
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 11/13/2017. The last borrower contact was on 11/13/2017.  The borrower called to confirm that the servicer was still servicing the loan of which the servicer confirmed.  The borrower confirmed their mailing address.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 8/14/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															11/13/2017	Contact made with borrower	The last borrower contact was on 11/13/2017. The borrower called to confirm that the servicer was still servicing the loan of which the servicer confirmed. The borrower confirmed their mailing address.	Retention	No	Current	Low	No	High	High	No	No	8/14/2017	Not Determined	Owner Occupied		Previously		Dismissed	xxx	No	N/A	No	No	Previously	7
AF2E0F48-206B-47EB-8125-D43BDD4B01FB	xxx	xxx	xxx	SC	3/30/2018	Yes	2/26/2018	Collections
• PROPERTY DAMAGE: Servicing comments on 10/18/2017 indicate a tree fell on the roof.   On 12/07/2017 a loss draft check in the amount of $387.67 dated 11/28/2017 from wind/hail damage that occurred on 9/11/2017 was deposited.  Comments on 1/23/2018 state that damages total $4027.67 and there is a $3,640.00 deductible leaving $387.67 paid out by the insurance company.  On 3/22/2018 the servicer left the borrower a voice message inquiring about the status of the repairs so the loss draft check can be release.  At the end of the review period there is no indication that the repairs have been completed.

LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Excessive Obligations.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/15/2018. The last contact with the borrower was on 3/15/2018.  The borrower stated that their spouse handles paying the bills and they won' pay until next month. The borrower was advised they were running behind a month.

DAMAGE: There is evidence of property damage caused by Storm Damage which is estimated to total $0-$5,000.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 12/6/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/15/2018	Contact made with borrower
The last contact with the borrower was on 3/15/2018.  The borrower stated that their spouse handles paying the bills and they won' pay until next month. The borrower was advised they were running behind a month.
																		Retention	No	Excessive Obligations	Medium	No	Medium	Medium	No	No	12/6/2017	Owner Occupied	Not Determined		Never						No	No	Never
CDEC65D1-7F90-4A88-A577-FE9508AAB84E	xxx	xxx	xxx	FL	3/31/2018	Yes	4/1/2018	Current
• CURRENT FEMA DISASTER AREA: According to a comment from 9/13/2017 the property is located in a FEMA disaster area due to hurricane xxx.  A disaster inspection was conducted on 10/26/2017 and did not reveal any damage to the property.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/11/2018. The borrower contacted the servicer to confirm that the payment increase was the result of an escrow shortage as the borrower did not receive a copy of the escrow analysis. The servicer promised to send an escrow analysis to the borrower and confirmed the payment amount. After confirming the payment amount, the borrower has remitted timely payments without further dispute.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
 OCCUPANCY: The most recent inspection date is not available.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															1/11/2018	Contact made with borrower
The borrower contacted the servicer to confirm that the payment increase was the result of an escrow shortage as the borrower did not receive a copy of the escrow analysis. The servicer promised to send an escrow analysis to the borrower and confirmed the payment amount. After confirming the payment amount, the borrower has remitted timely payments without further dispute.
																		Retention	No	Current	Low	No	High	High	No	No		Not Determined	Owner Occupied		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Never
8C43675D-7B32-4CA6-A1F2-C8E5833F3674	xxx	xxx	xxx	FL	4/16/2018	Yes	5/1/2018	Current					• PROPERTY DAMAGE: According to a comment from 3/16/2018 the property sustained damage from hurricane xxx on 9/xx/2017.The borrower filed an insurance claim. The damage is estimated to be $7,591.08 by the insurance company. There was no further details available as to the status of repairs.
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is Not Determined. The bankruptcy was reported as Discharged; however, the date was not available in the review period.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/16/2018. The borrower called the servicer on 3/16/2018 to report damage from hurricane xxx.  The borrower filed an insurance claim and the insurance company estimates the damage at $7,591.08.  The servicer provided the mailing address to send the insurance documentation to.
DAMAGE: There is evidence of property damage caused by Storm Damage, the total of which was not provided.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 6/29/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															3/16/2018	Contact made with borrower	The borrower called the servicer on 3/16/2018 to report damage from hurricane xxx. The borrower filed an insurance claim and the insurance company estimates the damage at $7,591.08. The servicer provided the mailing address to send the insurance documentation to.	Retention	No	Current	Low	No	High	High	No	No	6/29/2017	Not Determined	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Previously	7
F0A2762C-8DAE-4284-A262-F08CEABAD829	xxx	xxx	xxx	FL	3/31/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/8/2018. The borrower called in on 2/8/2018 to reset their account password and to make a payment. The servicer reset the password and a payment was processed the same day in the amount of $2,002.01.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 5/3/2017.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															2/8/2018	Contact made with borrower	The borrower called in on 2/8/2018 to reset their account password and to make a payment. The servicer reset the password and a payment was processed the same day in the amount of $2,002.01.	Retention	No	Current	Low	No	High	High	No	No	5/3/2017	Occupied by Unknown	Not Determined		Previously		Close and Bill	xxx	No	N/A	No	No	Never
5F04CEFC-C0F9-4784-8FB5-1C826DDEC147	xxx	xxx	xxx	GA	4/16/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 6/29/2017. The last borrower conversation was on 6/29/2017 and the borrower confirmed that they wanted to keep the property and that the property was owner occupied.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 5/3/2017.  The inspection determined the occupancy of the property was Owner Occupied.
															6/29/2017	Contact made with borrower	The last borrower conversation was on 6/29/2017 and the borrower confirmed that they wanted to keep the property and that the property was owner occupied.	Retention	No	Current	Low	No	High	High	No	No	5/3/2017	Owner Occupied	Owner Occupied		Never						No	No	Never
091A9D56-4E98-47A2-BE1B-7FACDC6E1772	xxx	xxx	xxx	LA	4/16/2018	Yes	5/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was reported as Dismissed; however, the date was not available in the review period. The most recently documented status of the bankruptcy was Dismissed as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/30/2018. The last contact from the borrower was 3/30/2018 to set up a one time payment in the amount of $1241.32.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 5/4/2017.  The inspection determined the occupancy of the property was Occupied by Unknown.
															3/30/2018	Contact made with borrower	The last contact from the borrower was 3/30/2018 to set up a one time payment in the amount of $1241.32.	Retention	No	Current	Low	No	High	High	No	No	5/4/2017	Occupied by Unknown	Occupied by Unknown		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Previously	13
7EB1A328-74D5-4C61-A956-73F28198D9FF	xxx	xxx	xxx	Missing	3/31/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 10/27/2017. The last contact with the borrower was on 10/27/2017 when the borrower informed the servicer that they had overlooked the payment and promised to pay.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 5/8/2017.  The inspection determined the occupancy of the property was Owner Occupied.
															10/27/2017	Contact made with borrower	The last contact with the borrower was on 10/27/2017 when the borrower informed the servicer that they had overlooked the payment and promised to pay.	Retention	No	Current	Low	No	High	High	No	No	5/8/2017	Owner Occupied	Owner Occupied		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Never
9B03480C-84B3-4421-B92C-C8828D531B5C	xxx	xxx	xxx	NJ	4/16/2018	Yes	6/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Dismissed on xxx. The most recently documented status of the bankruptcy was Dismissed as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 9/29/2017. On 9/29/2017, the authorized third party called in to check the status of the account. They were advised the account was showing active and current after the modification processed.

FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on 4/xx/2016. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 5/3/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															9/29/2017	Contact made with borrower	On 9/29/2017, the authorized third party called in to check the status of the account. They were advised the account was showing active and current after the modification processed.	Retention	No	Current	Low	No	High	High	No	No	5/3/2017	Not Determined	Owner Occupied		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Previously	13
958AC382-FB6D-4B1D-8C8E-CA633B2B2989	xxx	xxx	xxx	FL	3/31/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/15/2018. The borrower confirmed that the payment was mailed on 2/10/2018 prior to the end of the grace period.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 12/21/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															2/15/2018	Contact made with borrower	The borrower confirmed that the payment was mailed on 2/10/2018 prior to the end of the grace period.	Retention	No	Current	Low	No	High	High	No	No	12/21/2017	Not Determined	Not Determined		Previously		Close and Bill	xxx	No	N/A	No	No	Never
6888B5FF-CC85-4461-8B14-96B8AED7EF88	xxx	xxx	xxx	NJ	4/16/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 4/12/2018. The most recent borrower contact was on 4/12/2018 at which time the borrower authorized a one time payment for 4/16/2018.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 11/18/2016.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															4/12/2018	Contact made with borrower	The most recent borrower contact was on 4/12/2018 at which time the borrower authorized a one time payment for 4/16/2018.	Retention	No	Current	Low	No	High	High	No	No	11/18/2016	Not Determined	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Never
485EC127-5CD1-4450-A536-CDF58209EA17	xxx	xxx	xxx	CA	4/16/2018	Yes	5/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/7/2018. Servicer comments indicate the last borrower contact occurred on 3/7/2018, when the borrower called to get online access to the account.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 5/3/2017.  The inspection determined the occupancy of the property was Owner Occupied.
															3/7/2018	Contact made with borrower	Servicer comments indicate the last borrower contact occurred on 3/7/2018, when the borrower called to get online access to the account.	Retention	No	Current	Low	No	High	High	No	No	5/3/2017	Owner Occupied	Owner Occupied		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Never
A4D371D2-305C-46CF-AE6E-00FC7C44949D	xxx	xxx	xxx	NV	4/16/2018	Yes	4/1/2018	Current					• PROPERTY DAMAGE: Per a comment on 2/1/2018, the servicer called the borrowers to get an update on the repairs and to see if the property was ready for an inspection. The servicer was unable to contact the borrowers and left a message. As of the end of the review period there is no indication if the remaining repairs have been completed and the estimated repair amount is unknown.
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is N/A. The bankruptcy was Relief Granted on xxx. The most recently documented status of the bankruptcy was Relief Granted as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/23/2018. The last borrower conversation was on 2/23/2018 and the borrower confirmed that the property was owner occupied and that they wanted to retain the property.
DAMAGE: There is evidence of property damage caused by Not Determined, the total of which was not provided.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 5/4/2017.  The inspection determined the occupancy of the property was Owner Occupied.
															2/23/2018	Contact made with borrower	The last borrower conversation was on 2/23/2018 and the borrower confirmed that the property was owner occupied and that they wanted to retain the property.	Retention	No	Current	Low	No	High	High	No	No	5/4/2017	Owner Occupied	Owner Occupied		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Previously	13
82D5ED3C-930A-40A7-AA7D-168C474FAAF1	xxx	xxx	xxx	CA	3/31/2018	Yes	4/1/2018	Current/Bankruptcy					• HARDEST HIT FUND: Servicing comments indicate that a Hardest Hit Fund payment in the amount of $xxx was received on 8/xx/2017.
LOAN STATUS: The loan is currently in Current/Bankruptcy status.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy is active as of xxx. The most recently documented status of the bankruptcy was Bankruptcy Filed as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 8/9/2017. Servicer comments dated 8/9/2017 indicate contact was made with the borrower. The borrower was advised what documents were missing from a loss mitigation package, and the borrower stated that Hardest Hit Funds (HHF) would be reinstating the loan. The HHF payment was received 8/xx/2017.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on 1/xx/2017. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 12/28/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															8/9/2017	Contact made with borrower	Servicer comments dated 8/9/2017 indicate contact was made with the borrower. The borrower was advised what documents were missing from a loss mitigation package, and the borrower stated that Hardest Hit Funds (HHF) would be reinstating the loan. The HHF payment was received 8/18/2017.	No Contact	No	Current	Low	No	High	High	No	No	12/28/2017	Not Determined	Owner Occupied		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Currently	7
ADAAE43C-EBB8-4014-A709-98389CE8862A	xxx	xxx	xxx	NY	3/31/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/16/2018. On 1/16/2018, the borrower was reached regarding their payment due. The borrower advised they would make their payment online that day and refused pay by phone. A payment was set up the same day online in the amount of $2,038.11.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 6/10/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															1/16/2018	Contact made with borrower
On 1/16/2018, the borrower was reached regarding their payment due. The borrower advised they would make their payment online that day and refused pay by phone. A payment was set up the same day online in the amount of $2,038.11.
																		Retention	No	Current	Low	No	High	High	No	No	6/10/2017	Not Determined	Owner Occupied		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Never
554A36E5-0FA6-44A9-A2ED-043D9A7FE4D6	xxx	xxx	xxx	FL	4/16/2018	Yes	5/1/2018	Current
• MEDIATION HEARING: A mediation hearing was held on 01/xx/2017, no agreement was reached.
 • CURRENT FEMA DISASTER AREA: The subject property was noted in a FEMA disaster area due to Hurricane xxx on 9/xx/2017.  No property damages were reported.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 11/9/2017. The borrower called in on 11/09/2017 to make a payment.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 5/5/2017.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															11/9/2017	Contact made with borrower	The borrower called in on 11/09/2017 to make a payment.	Retention	No	Current	Low	No	High	High	No	No	5/5/2017	Occupied by Unknown	Owner Occupied		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Never
5D776C4C-485F-43A6-8555-76D7FBAE2ADE	xxx	xxx	xxx	MD	3/31/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 10/27/2017. On 10/27/2017, the borrower called in to get the account status. The account status was provided to the borrower.  The borrower indicated that the prior reason for default was because of family illness.  The borrower asked for the next payment due date and the amount. The borrower declined to add a contact number.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 6/16/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															10/27/2017	Contact made with borrower
On 10/27/2017, the borrower called in to get the account status. The account status was provided to the borrower.  The borrower indicated that the prior reason for default was because of family illness.  The borrower asked for the next payment due date and the amount. The borrower declined to add a contact number.
																		Retention	No	Current	Low	No	High	High	No	No	6/16/2017	Not Determined	Owner Occupied		Previously		Dismissed	xxx	No	N/A	No	No	Never
24A1652E-A3D3-45C0-932D-7E0244DA2250	xxx	xxx	xxx	NV	4/16/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 4/9/2018. The borrower called in on 4/9/2018 to verify the loan number as they were sending a xxx payment of $1,143.96
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 5/7/2017.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															4/9/2018	Contact made with borrower	The borrower called in on 4/9/2018 to verify the loan number as they were sending a xxx payment of $1,143.96	Retention	No	Current	Low	No	High	High	No	No	5/7/2017	Occupied by Unknown	Owner Occupied		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Previously	7
23A59139-2A9D-4D29-B037-83D7F38F3435	xxx	xxx	xxx	NY	3/31/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/7/2018. The servicer made contact with the borrower on 3/7/2018 for a collection call. Servicer comments indicate a payment was made on 3/8/2018.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 5/10/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/7/2018	Contact made with borrower	The servicer made contact with the borrower on 3/7/2018 for a collection call. Servicer comments indicate a payment was made on 3/8/2018.	Retention	No	Current	Low	No	High	High	No	No	5/10/2017	Owner Occupied	Not Determined		Previously		Close and Bill	xxx	No	N/A	No	No	Never
958FD97E-7A9E-4BBC-9E24-5E0AB004A377	xxx	xxx	xxx	MD	3/31/2018	Yes	4/1/2018	Current					• OCCUPANCY DISCREPANCY: Per a conversation on 1/13/2017, the authorized third party indicated that the property was owner occupied; however, the most recent property inspection indicates that the occupant is unknown.
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 5/19/2017. On 5/19/17 the authorized third party called in to schedule a payment.  A payment was processed and provided a confirmation number.  The authorized third party was advised of ACH options.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 5/6/2017.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															5/19/2017	Contact made with borrower	On 5/19/17 the authorized third party called in to schedule a payment. A payment was processed and provided a confirmation number. The authorized third party was advised of ACH options.	Retention	No	Current	Low	No	High	High	No	No	5/6/2017	Occupied by Unknown	Owner Occupied		Never						No	No	Previously	7
4A0671B4-0D73-4902-872D-F7534314181C	xxx	xxx	xxx	PA	4/16/2018	Yes	5/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 12/27/2017. On 12/27/2017, the borrower called in to advise they paid extra funds to go towards their corporate advanced fees; however, they were still showing on the account. The borrower was advised the funds had gone to their escrow account, so that they would be reversed and reapplied to fees. The borrower also scheduled their January payment for that day in the amount of $1,835.63.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 3/26/2017.  The inspection determined the occupancy of the property was Owner Occupied.
															12/27/2017	Contact made with borrower
On 12/27/2017, the borrower called in to advise they paid extra funds to go towards their corporate advanced fees; however, they were still showing on the account. The borrower was advised the funds had gone to their escrow account, so that they would be reversed and reapplied to fees. The borrower also scheduled their January payment for that day in the amount of $1,835.63.
																		Retention	No	Current	Low	No	High	High	No	No	3/26/2017	Owner Occupied	Owner Occupied		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Never
2C971E2D-14FA-4273-A99D-887D78CBB08E	xxx	xxx	xxx	CA	4/16/2018	Yes	5/1/2018	Current	3/1/2018	3/31/2018			• MISSING COMMENTS: There are missing servicing comments from 3/1/2018 to 3/31/2018.
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Dismissed on xxx. The most recently documented status of the bankruptcy was Dismissed as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/22/2018. There was an inbound call from the borrower on 2/22/2018 during which the borrower disputed a property inspection fee.  The borrower was advised that a request to have the fee removed would be submitted.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 5/4/2017.  The inspection determined the occupancy of the property was Owner Occupied.
															2/22/2018	Contact made with borrower	There was an inbound call from the borrower on 2/22/2018 during which the borrower disputed a property inspection fee. The borrower was advised that a request to have the fee removed would be submitted.	Retention	No	Current	Low	No	High	High	No	No	5/4/2017	Owner Occupied	Owner Occupied		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Previously	13
136202F9-3BAD-4B28-9476-4955CADAC3D7	xxx	xxx	xxx	FL	4/16/2018	Yes	5/1/2018	Current
• PROPERTY DAMAGE: Per a comment on 10/6/2017, the property had damage from Hurricane xxx. There was a small roof leak due to a tree limb. The borrower stated that they were working on getting the roof fixed and adding their own homeowner’s insurance policy. The estimated damage amount was not provided and there is no indication if the roof was repaired.
 • CURRENT FEMA DISASTER AREA: There was a FEMA hold placed on the account on 09/xx/2017; however, the hold was removed on 9/xx/2017.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/1/2018. The borrower called in regarding the late fees of $232.26 which should have been waived at the time of the loan modification. The servicer advised the borrower that the late fee issue would be forwarded to the management team for review.  A payment in the amount of $2,428.11 was confirmed for 2/1/2018.
DAMAGE: There is evidence of property damage caused by Environmental Issues, the total of which was not provided.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 5/3/2017.  The inspection determined the occupancy of the property was Owner Occupied.
															2/1/2018	Contact made with borrower
The borrower called in regarding the late fees of $232.26 which should have been waived at the time of the loan modification. The servicer advised the borrower that the late fee issue would be forwarded to the management team for review.  A payment in the amount of $2,428.11 was confirmed for 2/1/2018.
																		Retention	No	Current	Low	No	Low	High	No	No	5/3/2017	Owner Occupied	Owner Occupied		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Never
592299A0-8409-40E5-85B2-D34008E350F1	xxx	xxx	xxx	NY	4/16/2018	Yes	5/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 11/3/2017. The borrower called in and discussed the recent modification, was advised next payment due is 11/01/2017 in the amount of $1,270.64 and that the ACH was setup for 11/15/2017. Borrower confirmed that the property was owner occupied.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 5/5/2017.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															11/3/2017	Contact made with borrower
The borrower called in and discussed the recent modification, was advised next payment due is 11/01/2017 in the amount of $1,270.64 and that the ACH was setup for 11/15/2017. Borrower confirmed that the property was owner occupied.
																		Retention	No	Current	Low	No	High	High	No	No	5/5/2017	Occupied by Unknown	Owner Occupied		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Never
16967664-17D6-4463-8D81-F5374C232C64	xxx	xxx	xxx	PA	4/16/2018	Yes	4/1/2018	Current					• MEDIATION HEARING: A mediation hearing was set for 11/17/2017. The hearing was cancelled on 10/xx/2017 after the borrower completed the modification process.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/12/2018. The servicer spoke to the borrower on 1/12/2018.  During the call, the borrower told the servicer the borrower wanted to keep the property owner occupied and the borrower asked about making two separate payments.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 5/4/2017.  The inspection determined the occupancy of the property was Owner Occupied.
															1/12/2018	Contact made with borrower
The servicer spoke to the borrower on 1/12/2018.  During the call, the borrower told the servicer the borrower wanted to keep the property owner occupied and the borrower asked about making two separate payments.
																		Retention	No	Current	Low	No	Medium	High	No	No	5/4/2017	Owner Occupied	Owner Occupied		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Never
8EDEE267-079D-4275-B505-DEC1DBD828D6	xxx	xxx	xxx	NJ	3/31/2018	Yes	5/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 7/27/2017. During the last communication on 07/27/2017 the borrower advised that the modification documents were sent to servicer via Fedex. The loan modification was completed on 7/xx/2017.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 6/17/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															7/27/2017	Contact made with borrower	During the last communication on 07/27/2017 the borrower advised that the modification documents were sent to servicer via Fedex. The loan modification was completed on 7/xx/2017.	Retention	No	Current	Low	No	High	High	No	No	6/17/2017	Not Determined	Owner Occupied		Previously	xxx	Dismissed	xxx	No	N/A	No	No	Never
44E872F0-166A-4445-885F-B89A56C0F205	xxx	xxx	xxx	MD	4/16/2018	Yes	5/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx . The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 10/12/2017. Commentary on 10/12/2017 indicated the most recent contact with the borrower resulted in the borrower's rejection of the modification terms and the borrower advised there should be no further contact.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Declined Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 6/28/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															10/12/2017	Contact made with borrower	Commentary on 10/12/2017 indicated the most recent contact with the borrower resulted in the borrower's rejection of the modification terms and the borrower advised there should be no further contact.	Retention	No	Current	Low	No	High	High	No	No	6/28/2017	Not Determined	Owner Occupied		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Previously	7
425CE6A7-761C-4CA2-BB36-485DE3F8C413	xxx	xxx	xxx	NY	3/31/2018	Yes	4/1/2018	Current					• MEDIATION HEARING: Servicer comments indicate a mediation hearing took place on 4/xx/2017. The borrower accepted a trial modification plan. The modification was subsequently completed on 9/xx/2017.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/17/2018. The borrower contacted the servicer on 2/17/2018 to verify that a payment was made. The servicer confirmed the payment.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 7/20/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															2/17/2018	Contact made with borrower	The borrower contacted the servicer on 2/17/2018 to verify that a payment was made. The servicer confirmed the payment.	Retention	No	Current	Low	No	High	High	No	No	7/20/2017	Not Determined	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Never
1C271C0E-C03C-4B46-B6E9-942A21AA54AA	xxx	xxx	xxx	ME	4/16/2018	Yes	5/1/2018	Current					• OCCUPANCY DISCREPANCY: The inspection on 3/2/2017 indicates that the property is occupied by Unknown. The borrower stated that the property was owner occupied.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 4/9/2018. Commentary dated 4/9/2018, indicates that the borrower spoke with the servicer. The servicer verified occupancy is owner occupied; the borrower’s intention is to retain the property. The reason for delinquency is due to employment, child support and discussed modification.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 3/2/2017.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															4/9/2018	Contact made with borrower
Commentary dated 4/9/2018, indicates that the borrower spoke with the servicer. The servicer verified occupancy is owner occupied; the borrower’s intention is to retain the property. The reason for delinquency is due to employment, child support and discussed modification.
																		Retention	No	Current	Low	No	High	High	No	No	3/2/2017	Occupied by Unknown	Owner Occupied		Never						No	No	Never
7BC3E507-94B4-4AAF-9423-662E0649790A	xxx	xxx	xxx	CT	4/16/2018	Yes	4/1/2018	Current
• MEDIATION HEARING: Servicer comments indicate a mediation hearing took place on 2/xx/2017. The hearing resulted in the borrower accepting a trial modification. The modification was subsequently completed on 9/xx/2017.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 6/30/2017. Service comments indicate right party contact was made on 6/30/2017. No further details about the contact were given.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 5/6/2017.  The inspection determined the occupancy of the property was Owner Occupied.
															6/30/2017	Contact made with borrower	Service comments indicate right party contact was made on 6/30/2017. No further details about the contact were given.	Not Determined	No	Current	Low	No	Medium	Medium	No	No	5/6/2017	Owner Occupied	Owner Occupied		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Never
F117DEEB-1BA9-4E2E-860B-B5E823CA9D5C	xxx	xxx	xxx	TX	3/30/2018	Yes	4/1/2018	Current
• CURRENT FEMA DISASTER AREA: The subject property may have been located in a FEMA disaster zone due to Hurricane xxx declared on August xx, 2017.  There are no comments indicating that the property was damaged.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/16/2018. The borrower was contacted and advised of total amount due of $1,196.77.  The borrower advised that they will pay online on 3/23/2018.  The borrower requested that their password reset online and that they will upload their new insurance.
 LOSS MITIGATION: There is evidence of a previous Completed Payment Deferral/Extension associated with this loan.  The date of the prior loss mitigation status is not available.
															3/16/2018	Contact made with borrower
The borrower was contacted and advised of total amount due of $1,196.77.  The borrower advised that they will pay online on 3/23/2018.  The borrower requested that their password reset online and that they will upload their new insurance.
																		Retention	No	Current	Low	No	High	High	No	No			Owner Occupied		Never						No	No	Never
06EB4E42-865D-4A11-A3CF-186996155C95	xxx	xxx	xxx	NY	3/30/2018	Yes	5/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 8/15/2017. On 8/15/2017, the borrower called in to verify their payment had been received. The borrower was advised that it had been and of the next payment date.
 LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
															8/15/2017	Contact made with borrower	On 8/15/2017, the borrower called in to verify their payment had been received. The borrower was advised that it had been and of the next payment date.	Retention	No	Current	Low	No	High	High	No	No			Owner Occupied		Never						No	No	Never
342437E4-C4D8-4048-BED5-13AA0E49449C	xxx	xxx	xxx	NC	3/30/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/19/2018. The last contact on the loan was made 3/19/2018 when the borrower called to inform that the payment that they set up on 3/13/2018 will be returned due to insufficient funds and they rescheduled a new payment.
 LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
															3/19/2018	Contact made with borrower
The last contact on the loan was made 3/19/2018 when the borrower called to inform that the payment that they set up on 3/13/2018 will be returned due to insufficient funds and they rescheduled a new payment.
																		Retention	No	Current	Low	No	High	High	No	No			Owner Occupied		Never						No	No	Never
FB06FCAB-55E2-4215-BB40-930A85824DED	xxx	xxx	xxx	MA	3/30/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/29/2018. On 3/29/2018, the borrower called in  to request another copy of the billing statement for March. The borrower was advised it was mailed on 3/10/2018 and that another copy was requested to be sent. The borrower required about their tax form; however, they had recently been servicer transferred recently and that information was not available from them and to contact the previous company. The borrower made a payment for $1,088.95 scheduled that day and was provided a confirmation number.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 8/7/2016.  The inspection determined the occupancy of the property was Owner Occupied.
															3/29/2018	Contact made with borrower
On 3/29/2018, the borrower called in  to request another copy of the billing statement for March. The borrower was advised it was mailed on 3/10/2018 and that another copy was requested to be sent. The borrower required about their tax form; however, they had recently been servicer transferred recently and that information was not available from them and to contact the previous company. The borrower made a payment for $1,088.95 scheduled that day and was provided a confirmation number.
																		Retention	No	Current	Low	No	High	High	No	No	8/7/2016	Owner Occupied	Owner Occupied		Never						No	No	Never
CE217F7C-4748-4E63-9F9D-8E2CD35C7A4C	xxx	xxx	xxx	WA	3/30/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/16/2018. The borrower called on 3/16/2018 to set up a payment and review an unresolved dispute regarding the grace period on the loan.  The borrower stated they had a 15 day grace period, but the servicer indicates it is only 10 days.  The borrower also disputed the late charges that were assessed due to the payment drafted after the grace period.  A request was opened to change the automatic draft date and the late charges.  The draft date was changed and a comment dated 3/19/2018 indicates the late charges in the amount of $122.33 were waived.
 LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
															3/16/2018	Contact made with borrower
The borrower called on 3/16/2018 to set up a payment and review an unresolved dispute regarding the grace period on the loan.  The borrower stated they had a 15 day grace period, but the servicer indicates it is only 10 days.  The borrower also disputed the late charges that were assessed due to the payment drafted after the grace period.  A request was opened to change the automatic draft date and the late charges.  The draft date was changed and a comment dated 3/19/2018 indicates the late charges in the amount of $122.33 were waived.
																		Retention	No	Current	Low	No	High	High	No	No			Owner Occupied		Never						No	No	Never
01BD6AD6-D8D6-480D-96AF-95ECE1C66D72	xxx	xxx	xxx	MD	3/30/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is Not Determined. The bankruptcy status was not determined.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/6/2018. During the last communication on 03/06/2018, the borrower inquired about current property insurance and sought information about how changing insurance companies would impact the loan.
 LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
															3/6/2018	Contact made with borrower	During the last communication on 03/06/2018, the borrower inquired about current property insurance and sought information about how changing insurance companies would impact the loan.	Retention	No	Current	Low	No	High	High	No	No			Owner Occupied		Never						No	No	Previously	7
C9FEC0A0-D3B7-4FD8-8B1A-883073FAC978	xxx	xxx	xxx	PA	3/30/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 9/25/2017. The last borrower contact was made on 9/25/2017, when an authorized third party called the servicer to inquire about a service transfer. The authorized third party also stated that the final modification document was to be sent back, and a payment would be made the same day.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															9/25/2017	Contact made with borrower
The last borrower contact was made on 9/25/2017, when an authorized third party called the servicer to inquire about a service transfer. The authorized third party also stated that the final modification document was to be sent back, and a payment would be made the same day.
																		Not Determined	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Never
34F2EAA7-83D5-415C-AC25-D6980F510B9E	xxx	xxx	xxx	AZ	3/30/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.   The bankruptcy case number is Not Determined. The bankruptcy was reported as Discharged; however, the date was not available in the review period.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 11/14/2017. The last borrower contact was on 11/14/2017.  The borrower advised that they get paid on the 22nd of each month and wanted to know if the payment could be made through automatic withdrawal after the grace period.  The servicer advised they could not make the payment after the grace period through automatic withdrawal.  The borrower advised they did not want to make a payment over the phone that day and the servicer advised that the loan will be assessed a late charge if the payment is received after the grace period.
 LOSS MITIGATION: There is evidence of a previous Declined Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
															11/14/2017	Contact made with borrower
The last borrower contact was on 11/14/2017.  The borrower advised that they get paid on the 22nd of each month and wanted to know if the payment could be made through automatic withdrawal after the grace period.  The servicer advised they could not make the payment after the grace period through automatic withdrawal.  The borrower advised they did not want to make a payment over the phone that day and the servicer advised that the loan will be assessed a late charge if the payment is received after the grace period.
																		Retention	No	Current	Low	No	High	High	No	No			Owner Occupied		Never						No	No	Previously	Not Determined
E27B59C4-D3FC-4C99-950C-BAE73F961D85	xxx	xxx	xxx	NV	3/30/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/28/2018. During the last communication on 02/28/2018, the borrower expressed an interest in keeping the property, and advised that the reason for the recent default was medical issues.
LOSS MITIGATION: There is evidence of a previous Declined Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 1/20/2018.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															2/28/2018	Contact made with borrower	During the last communication on 02/28/2018, the borrower expressed an interest in keeping the property, and advised that the reason for the recent default was medical issues.	Retention	No	Current	Low	No	High	High	No	No	1/20/2018	Occupied by Unknown	Not Determined		Never						No	No	Previously	7
A94AA148-86A2-48CA-B315-3A24982A1B87	xxx	xxx	xxx	WA	3/30/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 11/1/2017. The last contact with the borrower was on 11/1/2017 the borrower inquired about making payments online, the loan was reinstated last month and the flag was removed to that online payments can be made.
 FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
															11/1/2017	Contact made with borrower	The last contact with the borrower was on 11/1/2017 the borrower inquired about making payments online, the loan was reinstated last month and the flag was removed to that online payments can be made.	Retention	No	Current	Low	No	High	High	No	No			Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Never
D35B9353-302F-4AED-A006-7A336BB04A92	xxx	xxx	xxx	FL	3/30/2018	Yes	4/1/2018	Current
• PROPERTY DAMAGE: On 12/27/2017, the borrower called in to set up a new claim for $8,500.00 for wind and hail damage. On 1/20/2018, the borrower stated that they were still in the process of getting insurance estimate and claims check. As of 3/21/2018, the servicer inquired about the status of claim and repairs; however, no updates have been given

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/20/2018. On 1/20/2018, the servicer called the borrower and the borrower advised that they were still in the process of getting an insurance estimate and claims check. The servicer advised that it would be following up every 30 days.
DAMAGE: There is evidence of property damage caused by Hail which is estimated to total $5,000-$10,000.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 9/30/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															1/20/2018	Contact made with borrower
On 1/20/2018, the servicer called the borrower and the borrower advised that they were still in the process of getting an insurance estimate and claims check. The servicer advised that it would be following up every 30 days.
																		Retention	No	Current	Low	No	High	High	No	No	9/30/2017	Owner Occupied	Not Determined		Previously		Close and Bill	xxx	No	N/A	No	No	Never
E1676D6A-9A43-4F6D-994A-C9949B113223	xxx	xxx	xxx	PA	3/30/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.   The bankruptcy case number is Not Determined. The bankruptcy status was not determined.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 10/31/2017. During the last communication on 10/31/2017, the borrower made the requisite payment to bring the account current and terminate the foreclosure proceedings.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Repayment Plan associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 10/22/2017.  The inspection determined the occupancy of the property was Owner Occupied.
															10/31/2017	Contact made with borrower	During the last communication on 10/31/2017, the borrower made the requisite payment to bring the account current and terminate the foreclosure proceedings.	Retention	No	Current	Low	No	High	High	No	No	10/22/2017	Owner Occupied	Owner Occupied		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Previously	Not Determined
C6D191E6-7A15-4A67-88FD-13EF505BD145	xxx	xxx	xxx	TX	3/30/2018	Yes	4/1/2018	Current
• CURRENT FEMA DISASTER AREA: Comments on 8/31/2017 indicate the property was located in a FEMA disaster area due to Hurricane xxx starting on 8/xx/2017. This expired on 11/xx/2017 and damage to the property was not reported.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 7/29/2017. On 7/29/2017, the borrower was reached regarding their account. The borrower was advised of the payment due for their trial modification plan and they scheduled a payment by phone in the amount of $1,481.36 for 7/31/2017.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															7/29/2017	Contact made with borrower
On 7/29/2017, the borrower was reached regarding their account. The borrower was advised of the payment due for their trial modification plan and they scheduled a payment by phone in the amount of $1,481.36 for 7/31/2017.
																		Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Never
EE73AE89-813E-4AD1-8467-B8C961BD4081	xxx	xxx	xxx	ID	3/30/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/18/2018. On 1/08/2018 the borrower called in to advise that the payments are usually sent through the mail.  No other inquiries from the borrower.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 5/5/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															1/18/2018	Contact made with borrower	On 1/08/2018 the borrower called in to advise that the payments are usually sent through the mail. No other inquiries from the borrower.	Retention	No	Current	Low	No	High	High	No	No	5/5/2017	Not Determined	Owner Occupied		Never						No	No	Previously	7
6F3E0E89-B1CB-40B0-BA13-63473028C78D	xxx	xxx	xxx	PA	3/30/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 7/3/2017. The borrower called in and was advised that the loan will be reanalyzed after the modification is executed and to go ahead a make the modification payment due for 8/1/2017.  The borrower scheduled a payment for 7/5/2017 in the amount of $549.16 but the funds were processed and posted to the loan on 7/3/2017.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection date is not available.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															7/3/2017	Contact made with borrower
The borrower called in and was advised that the loan will be reanalyzed after the modification is executed and to go ahead a make the modification payment due for 8/1/2017.  The borrower scheduled a payment for 7/5/2017 in the amount of $549.16 but the funds were processed and posted to the loan on 7/xx/2017.
																		Retention	No	Current	Low	No	High	High	No	No		Not Determined	Not Determined		Never						No	No	Never
00E320D0-F304-4D59-A47E-2EA291530F90	xxx	xxx	xxx	PA	3/30/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/13/2018. Commentary on 2/13/2018 indicated the borrower will make a payment on 2/23/2018 in the amount of $1947.34; borrower completed the payment on 2/28/2018.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															2/13/2018	Contact made with borrower	Commentary on 2/13/2018 indicated the borrower will make a payment on 2/23/2018 in the amount of $1947.34; borrower completed the payment on 2/28/2018.	Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Never
C9AE8026-C5FB-4DEA-B379-B1454A35F269	xxx	xxx	xxx	TX	3/30/2018	Yes	5/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.   The bankruptcy case number is xxx. The bankruptcy status was not determined.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/30/2018. During the last communication on 03/30/2018, the borrower advised that pictures were being taken of the property and asked if this was being done on behalf of the servicer.  The borrower was advised that the person taking the picture was not acting on behalf of the servicer .
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/30/2018	Contact made with borrower
During the last communication on 03/30/2018, the borrower advised that pictures were being taken of the property and asked if this was being done on behalf of the servicer.  The borrower was advised that the person taking the picture was not acting on behalf of the servicer .
																		Retention	No	Current	Low	No	High	High	No	No			Not Determined		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Previously	Not Determined
E32D9585-B511-43A7-A865-7EE05E42B3E6	xxx	xxx	xxx	MD	3/30/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/xx/2018. The borrower called in and stated that they had received a Notice of Default in the mailed.  The borrower was advised that the loan is current with a next due date of 4/1/2018.  The borrower requested that modification package be emailed to them and they were advised that it was available on the website; no other information was provided.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 9/25/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/27/2018	Contact made with borrower	The borrower called in and stated that they had received a Notice of Default in the mailed. The borrower was advised that the loan is current with a next due date of 4/1/2018. The borrower requested that modification package be emailed to them and they were advised that it was available on the website; no other information was provided.	Retention	No	Current	Low	No	High	High	No	No	9/25/2017	Owner Occupied	Not Determined		Previously		Close and Bill	xxx	No	N/A	No	No	Previously	13
D3955274-FBFA-46ED-84BD-6F6AB6AA57B4	xxx	xxx	xxx	GA	3/30/2018	Yes	5/1/2018	Current
• HARDEST HIT FUND: On 8/29/2017, the servicer received notification that the borrower was being considered for the state’s Hardest Hit Fund Reinstatement and Unemployment program. The approval was received on 9/18/2017 beginning on 9/xx/2017 and ending on 11/xx/2018. The borrower received $24,563.00 of allocated funds. On 9/28/2017, funds from the program of $12,284.68 were received for a full reinstatement. As of 3/29/2018, the borrower was still receiving monthly payment assistance from the program.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 12/8/2017. On 12/8/2017, the borrower called in to verify their payment was received. The borrower was advised the last payment received applied on 12/4/2017.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 9/5/2017.  The inspection determined the occupancy of the property was Owner Occupied.
															12/8/2017	Contact made with borrower	On 12/8/2017, the borrower called in to verify their payment was received. The borrower was advised the last payment received applied on 12/4/2017.	Retention	No	Current	Low	No	High	High	No	No	9/5/2017	Owner Occupied	Owner Occupied		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Never
7B2E3C60-22D2-4A02-9600-8E60C0CA6F29	xxx	xxx	xxx	NJ	3/30/2018	Yes	4/1/2018	Current					• CEASE AND DESIST: Per comments on 9/11/2017, the loan is in an active cease and desist status. There is no evidence that the cease and desist has been lifted as of the end of the review.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: Not attempting to contact borrower for valid reason.  The last date of contact on behalf of the borrower was 12/4/2017. On 12/4/2017, the borrower called in to make a payment but was unable due to not being fully in the system.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 5/31/2017.  The inspection determined the occupancy of the property was Owner Occupied.
															12/4/2017	Not attempting to contact borrower for valid reason	On 12/4/2017, the borrower called in to make a payment but was unable due to not being fully in the system.	Retention	Yes	Current	Low	No	High	High	No	No	5/31/2017	Owner Occupied	Owner Occupied		Never						No	No	Never
152B2E20-EB8F-4413-BBFE-4D8A4C502506	xxx	xxx	xxx	CA	3/30/2018	Yes	4/1/2018	Current	4/1/2016	6/15/2017			• OCCUPANCY DISCREPANCY: A property inspection was completed on 12/19/2017 and the property was reported as occupied by unknown party. On 3/23/2018, the borrower advised that the property was owner occupied. There were no other details provided. • MISSING COMMENTS: There are missing servicing comments from 4/1/2016 to 6/15/2017.
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is N/A. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/23/2018. The borrower called in to make a payment.  A payment was processed and posted in the amount of $1,000.71 which included a $10.00 draft fee. The borrower was advised of e-bill and auto drafting information.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 12/19/2017.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															3/23/2018	Contact made with borrower	The borrower called in to make a payment. A payment was processed and posted in the amount of $1,000.71 which included a $10.00 draft fee. The borrower was advised of e-bill and auto drafting information.	Retention	No	Current	Low	No	High	High	No	No	12/19/2017	Occupied by Unknown	Owner Occupied		Never						No	No	Previously	7
A10EF059-6C92-42F5-B306-995546FC7AE1	xxx	xxx	xxx	CA	3/30/2018	Yes	4/1/2018	Current	4/1/2016	6/20/2017			• MISSING COMMENTS: There are missing servicing comments from 4/1/2016 to 6/20/2017.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/12/2018. The borrower was contacted regarding making a payment.  The borrower stated that they thought that the payment was set up on auto draft.  The borrower was advised that the payment was not set up on auto draft pay and the borrower stated that they would pay online.  A payment was scheduled for 3/15/2018 in the amount of $1,335.18 and the payment was posted on 3/15/2018.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 2/4/2018.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/12/2018	Contact made with borrower
The borrower was contacted regarding making a payment.  The borrower stated that they thought that the payment was set up on auto draft.  The borrower was advised that the payment was not set up on auto draft pay and the borrower stated that they would pay online.  A payment was scheduled for 3/15/2018 in the amount of $1,335.18 and the payment was posted on 3/15/2018.
																		Retention	No	Current	Low	No	High	High	No	No	2/4/2018	Owner Occupied	Not Determined		Never						No	No	Never
7516950E-3619-4335-AADB-ADFF8C4361E4	xxx	xxx	xxx	Missing	3/30/2018	Yes	4/1/2018	Current	4/1/2016	6/19/2017			• MISSING COMMENTS: There are missing servicing comments from 4/1/2016 to 6/19/2017.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/1/2018. The borrower called in with their insurance agent on the line to check on the insurance policy payment.  They were advised that a check was requested in the amount of $1,139.15 and to allow 15 days to process from 2/22/2018.  The hazard insurance payment was disbursed on 2/21/2018 in the amount of $1,139.15.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 12/17/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/1/2018	Contact made with borrower
The borrower called in with their insurance agent on the line to check on the insurance policy payment.  They were advised that a check was requested in the amount of $1,139.15 and to allow 15 days to process from 2/22/2018.  The hazard insurance payment was disbursed on 2/21/2018 in the amount of $1,139.15.
																		Retention	No	Current	Low	No	High	High	No	No	12/17/2017	Owner Occupied	Not Determined		Never						No	No	Never
A3E201B5-323A-454E-8FEC-E51B2DA54AA2	xxx	xxx	xxx	CA	3/30/2018	Yes	4/1/2018	Current	4/1/2016	6/18/2017			• MISSING COMMENTS: There are missing servicing comments from 4/1/2016 to 6/18/2017.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/12/2018. The spouse was contacted and stated that they thought the payment was set up on auto draft but was advised that it was not.  The spouse stated that they would have the borrower handle this and was referred to website.  A payment was processed and posted on 3/12/2018 in the amount of $1,496.40 which included a $5.00 draft fee.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 12/15/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/12/2018	Contact made with borrower
The spouse was contacted and stated that they thought the payment was set up on auto draft but was advised that it was not.  The spouse stated that they would have the borrower handle this and was referred to website.  A payment was processed and posted on 3/12/2018 in the amount of $1,496.40 which included a $5.00 draft fee.
																		Retention	No	Current	Low	No	High	High	No	No	12/15/2017	Owner Occupied	Not Determined		Never						No	No	Never
464894A5-6030-4FED-8AF8-0A2F1525D544	xxx	xxx	xxx	Missing	3/30/2018	Yes	4/1/2018	Current	4/1/2016	6/19/2017			• MISSING COMMENTS: There are missing servicing comments from 4/1/2016 to 6/19/2017.
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is Not Determined. The bankruptcy was reported as Discharged; however, the date was not available in the review period.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/2/2018. During the last borrower contact on 3/2/2018, the borrower wanted to know if the loan was escrowed. The borrower was advised that it was. The borrower stated that the insurance company sent them a bill for the premium; the servicer advised the borrower that they never received the renewal and the invoice and they left voicemails requesting that information. The borrower stated they would call the insurance agent to have the paperwork faxed or contact the servicer. The insurance agent contacted the servicer on the same day providing proof of insurance.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 2/12/2018.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/2/2018	Contact made with borrower	During the last borrower contact on 3/2/2018, the borrower wanted to know if the loan was escrowed. The borrower was advised that it was. The borrower stated that the insurance company sent them a bill for the premium; the servicer advised the borrower that they never received the renewal and the invoice and they left voicemails requesting that information. The borrower stated they would call the insurance agent to have the paperwork faxed or contact the servicer. The insurance agent contacted the servicer on the same day providing proof of insurance.	Retention	No	Current	Low	No	High	High	No	No	2/12/2018	Owner Occupied	Not Determined		Never						No	No	Previously	13
1A9E1CA1-AB04-4E61-AB49-8FB129842CCF	xxx	xxx	xxx	CT	3/30/2018	Yes	4/1/2018	Current	4/1/2016	6/19/2017			• MISSING COMMENTS: There are missing servicing comments from 4/1/2016 to 6/19/2017.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 12/15/2017. On 12/15/2017, the borrower called in to make a payment due to issues with the website. A payment of $3,281.29 was scheduled for 12/30/2017.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 12/15/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															12/15/2017	Contact made with borrower	On 12/15/2017, the borrower called in to make a payment due to issues with the website. A payment of $3,281.29 was scheduled for 12/30/2017.	Retention	No	Current	Low	No	High	High	No	No	12/15/2017	Owner Occupied	Not Determined		Never						No	No	Never
CE0C4D30-CAD1-4776-8EAF-6A8FADC4CF35	xxx	xxx	xxx	NY	3/30/2018	Yes	5/1/2018	Current	4/1/2016	6/19/2017			• MISSING COMMENTS: There are missing servicing comments from 4/1/2016 to 6/19/2017.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/8/2018. The borrower called to see if the payment posted on 1/2/2018 has cleared.  The borrower was advised to call their bank. A payment was posted on 1/2/2018 in the amount of $5,422.66 but was reversed on 1/10/2018 because of non-sufficient funds.  A payment was then posted on 1/16/2018 in the amount of $5,422.66 with no processing issues.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 12/16/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															1/8/2018	Contact made with borrower
The borrower called to see if the payment posted on 1/2/2018 has cleared.  The borrower was advised to call their bank. A payment was posted on 1/2/2018 in the amount of $5,422.66 but was reversed on 1/10/2018 because of non-sufficient funds.  A payment was then posted on 1/16/2018 in the amount of $5,422.66 with no processing issues.
																		Retention	No	Current	Low	No	High	High	No	No	12/16/2017	Owner Occupied	Not Determined		Previously		Close and Bill	xxx	No	N/A	No	No	Never
44198333-B0EE-4946-9285-6DABC5C84156	xxx	xxx	xxx	Missing	3/30/2018	Yes	4/1/2018	Current	4/1/2016	6/19/2017			• MISSING COMMENTS: There are missing servicing comments from 4/1/2016 to 6/19/2017.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: Contact attempted but unable to contact borrower.  There is no evidence of recent borrower contact.
 LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
																Contact attempted but unable to contact borrower		No Contact	No	Current	Low	No	High	High	No	No			No Borrower Contact		Never						No	No	Never
ED2ABD68-4643-4ED5-9D0A-071A968E0E0C	xxx	xxx	xxx	Missing	3/30/2018	Yes	4/1/2018	Current	4/1/2016	6/15/2017			• MISSING COMMENTS: There are missing servicing comments from 4/1/2016 to 6/15/2017.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 12/14/2017. During the last borrower contact on 12/14/2017, the borrower contacted the servicer via web chat. The borrower wanted to know which address to send the payment to. The servicer provided the borrower with the lockbox and overnight payment address. The borrower indicated that they would be mailing the December payment that same day. The servicer also advised the borrower how they could have the spouse authorization added to the loan.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill and the date of the Close and Bill was not available.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 12/18/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															12/14/2017	Contact made with borrower
During the last borrower contact on 12/14/2017, the borrower contacted the servicer via web chat. The borrower wanted to know which address to send the payment to. The servicer provided the borrower with the lockbox and overnight payment address. The borrower indicated that they would be mailing the December payment that same day. The servicer also advised the borrower how they could have the spouse authorization added to the loan.
																		Retention	No	Current	Low	No	High	High	No	No	12/18/2017	Owner Occupied	Not Determined		Previously		Close and Bill		No	N/A	No	No	Never
F3B3A48B-69C3-4F20-9668-18678C1842D7	xxx	xxx	xxx	NJ	3/30/2018	Yes	4/1/2018	Current	4/1/2016	6/20/2017
• PROPERTY DAMAGE: Per comment on 12/22/2017, a loss was reported on 12/21/2017. The type of loss was not disclosed. As of the end of the review period on 3/29/2018, the borrower was to follow up with the contractor to send the servicer the paid in full receipt.
• CEASE AND DESIST: Per comment on 7/26/2017, there is a cease and desist on file.
 • MISSING COMMENTS: There are missing servicing comments from 4/1/2016 to 6/20/2017.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/29/2018. During the last borrower contact on 3/29/2018, the borrower indicated that they would be following up with the contractor to send them the paid in full receipt.
DAMAGE: There is evidence of property damage caused by Not Determined, the total of which was not provided.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 12/20/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/29/2018	Contact made with borrower	During the last borrower contact on 3/29/2018, the borrower indicated that they would be following up with the contractor to send them the paid in full receipt.	Retention	Yes	Current	Low	No	High	High	No	No	12/20/2017	Owner Occupied	Not Determined		Never						No	No	Never
69EDE1EB-9AD2-47EA-9782-4B4E14D6C934	xxx	xxx	xxx	AZ	3/30/2018	Yes	4/1/2018	Current	4/1/2016	9/20/2016			• MISSING COMMENTS: There are missing servicing comments from 4/1/2016 to 9/20/2016.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 9/12/2017. During the last borrower contact on 9/12/2017, the borrower called to set up a payment in the amount of $1,924.56.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 10/24/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															9/12/2017	Contact made with borrower	During the last borrower contact on 9/12/2017, the borrower called to set up a payment in the amount of $1,924.56.	Retention	No	Current	Low	No	High	High	No	No	10/24/2017	Not Determined	Owner Occupied		Never						No	No	Never
28254A1B-B93A-4DFC-99E0-2A78053C9DC1	xxx	xxx	xxx	CA	3/30/2018	Yes	5/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 12/26/2017. During the last borrower contact on 12/26/2017, the authorized third party (ATP) called to inquire about the status of the loan when transferred. The ATP was advised that the loan was current.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															12/26/2017	Contact made with borrower	During the last borrower contact on 12/26/2017, the authorized third party (ATP) called to inquire about the status of the loan when transferred. The ATP was advised that the loan was current.	Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Never
E3BB57C4-188F-4349-BACB-C1F21A13CC85	xxx	xxx	xxx	MD	3/30/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/5/2018. The borrower called in and account status was reviewed.  The borrower advised that they sent the auto draft forms.  The borrower was advised that December's payment was still due.  A payment was processed and posted on 1/5/2018 in the amount of $2,677.94 to bring the loan current.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 8/29/2016.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															1/5/2018	Contact made with borrower
The borrower called in and account status was reviewed.  The borrower advised that they sent the auto draft forms.  The borrower was advised that December's payment was still due.  A payment was processed and posted on 1/5/2018 in the amount of $2,677.94 to bring the loan current.
																		Retention	No	Current	Low	No	High	High	No	No	8/29/2016	Occupied by Unknown	Not Determined		Never						No	No	Never
4A25715C-C424-4274-BAB9-BE32DE15858C	xxx	xxx	xxx	NY	3/30/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/7/2018. The borrower called in and wanted to cancel the payment set-up for 2/14/2018 because of a curtailment of income.  The borrower scheduled a payment for 2/21/2018 in the amount of $1,579.33.  The payment was processed and posted on 2/21/2018.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection date is not available.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															2/7/2018	Contact made with borrower
The borrower called in and wanted to cancel the payment set-up for 2/14/2018 because of a curtailment of income.  The borrower scheduled a payment for 2/21/2018 in the amount of $1,579.33.  The payment was processed and posted on 2/21/2018.
																		Retention	No	Current	Low	No	High	High	No	No		Not Determined	Owner Occupied		Never						No	No	Never
46C9F5BB-8620-4874-9593-B12627C935F2	xxx	xxx	xxx	CA	3/30/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 12/13/2017. The borrower called in to make a payment dispute.  The borrower stated that they had made a payment in the amount of $3,350.00 and that they were on a repayment plan.  The borrower was advised of the payment applications for October and November have been applied and that $1,694.22 was used from suspense to complete the payment applications.  The borrower was advised of the suspense balance of $531.76 with a next due date of 12/1/2017 and  $1724.47 was due. The borrower was advised that are no longer on a repayment plan. The payment dispute was resolved.
LOSS MITIGATION: There is evidence of a previous Completed Repayment Plan associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 10/19/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															12/13/2017	Contact made with borrower
The borrower called in to make a payment dispute.  The borrower stated that they had made a payment in the amount of $3,350.00 and that they were on a repayment plan.  The borrower was advised of the payment applications for October and November have been applied and that $1,694.22 was used from suspense to complete the payment applications.  The borrower was advised of the suspense balance of $531.76 with a next due date of 12/1/2017 and  $1724.47 was due. The borrower was advised that are no longer on a repayment plan. The payment dispute was resolved.
																		Retention	No	Current	Low	No	Medium	High	No	No	10/19/2017	Not Determined	Owner Occupied		Never						No	No	Never
FA7BE585-181E-4C42-921A-63BA3E28EBDF	xxx	xxx	xxx	CO	3/30/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/31/2018. The most recent contact occurred on 1/31/2018 when the borrower called to make a payment. A payment in the amount of $3,116.79 was posted to the account the same day.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 1/22/2018.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															1/31/2018	Contact made with borrower	The most recent contact occurred on 1/31/2018 when the borrower called to make a payment. A payment in the amount of $3,116.79 was posted to the account the same day.	Retention	No	Current	Low	No	Medium	Medium	No	No	1/22/2018	Owner Occupied	Not Determined		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Never
5D95FA14-E9F6-447D-B7B2-7696977EFC78	xxx	xxx	xxx	OH	3/30/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/22/2018. The borrower called in to schedule two payments for 1/22/2018 in the amount of $2,265.42 and 1/31/2018 in the amount of $1,113.64.  The payments where processed and posted on the scheduled dates.
 OCCUPANCY: The most recent inspection was completed on 3/27/2018.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															1/22/2018	Contact made with borrower	The borrower called in to schedule two payments for 1/22/2018 in the amount of $2,265.42 and 1/31/2018 in the amount of $1,113.64. The payments where processed and posted on the scheduled dates.	Retention	No	Current	Low	No	Medium	Medium	No	No	3/27/2018	Owner Occupied	Not Determined		Never						No	No	Never
AC1DD198-A699-47C2-B1B2-9A78897D2219	xxx	xxx	xxx	NJ	3/29/2017	Yes	4/1/2017	Current					The servicer began receiving modification documents from the borrower on 9/xx/2016. A comment dated xxx indicates the borrower was approved for a trial plan. A comment on 3/xx/2017 indicates the modification was completed; however, the terms of the modification were not provided. The co-borrower notified the servicer on 2/xx/2017 that the borrower was deceased and was working to remove the deceased from the system. The co-borrower is continuing to make payments according to the payment history.
 FORECLOSURE: The file was referred to the foreclosure attorney prior to the review period. Comments indicate a sale was scheduled for xxx but was adjourned for a loss mitigation hold for a modification. The modification was completed in xxx and foreclosure workstations were closed.
 BANKRUPTCY: A Chapter 13 bankruptcy case was filed on an unknown date, case number xxx. The case was dismissed on xxx.
 LOSS MITIGATION: The servicer began receiving modification documents from the borrower on xxx.  The loan was modified with an effective date of xxx. The modification terms were a fixed rate of xxx percent for the life of the loan with the first payment due on xxx.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: The servicer began receiving modification documents from the borrower on 9/xx/2016. A comment dated xxx indicates the borrower was approved for a trial plan. A comment on xxx indicates the modification was completed; however, the terms of the modification were not provided. The co-borrower notified the servicer on 2/xx/2017 that the borrower was deceased and was working to remove the deceased from the system. The co-borrower is continuing to make payments according to the payment history.
  ADDITIONAL INFORMATION: A property inspection was completed on 2/17/2017 and the property was indicated to be in owner occupied condition.
																				Current								Owner			Previously		Foreclosure Sale Date Scheduled						Previously	13
9A1BACED-1248-4716-AC30-38B980658F23	xxx	xxx	xxx	NC	4/3/2018	Yes	3/11/2018	Current	2/1/2016	8/7/2016			• MISSING COMMENTS: There are missing servicing comments from 2/1/2016 to 8/7/2016.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/5/2018. The borrower called in regarding a payment. The borrower indicated receives a check for social security the third Wednesday of the month and financials were taken in January and nothing has changed.  The borrower intends to bring the loan current in April 2018 with a payment of $701.95 for February and $801.95 for March.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 4/12/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															2/5/2018	Contact made with borrower
The borrower called in regarding a payment. The borrower indicated receives a check for social security the third Wednesday of the month and financials were taken in January and nothing has changed.  The borrower intends to bring the loan current in April 2018 with a payment of $701.95 for February and $801.95 for March.
																		Retention	No	Current	Low	No	Medium	High	No	No	4/12/2017	Not Determined	Owner Occupied		Previously	xxx	Close and Bill	xxx	No		No	No	Never
8B81EF0B-9D9F-49EC-9BEF-5BE955122EEA	xxx	xxx	xxx	Missing	4/3/2018	Yes	3/27/2018	Current
• HARDEST HIT FUND: Several comments in 2016 indicate evidence of hardest hit funds (HHF) assistance with the most recent comment on 10/18/2017. There is no further evidence through the end of the review period for the status of the HHF assistance to the borrower.
 • CURRENT FEMA DISASTER AREA: Note dated 4/6/2017 indicates there is a FEMA disaster ticket opened but there is no evidence of any damages reported on account.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/12/2018. Per the last borrower contact the servicer advised the borrower the January payment was received 2/8/2018 and that a letter was generated 2/6/2018.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 4/27/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Occupied by Unknown.
															2/12/2018	Contact made with borrower	Per the last borrower contact the servicer advised the borrower the January payment was received 2/8/2018 and that a letter was generated 2/6/2018.	Retention	No	Current	Low	No	High	High	No	No	4/27/2017	Not Determined	Occupied by Unknown		Previously	xxx	Close and Bill	xxx	No		No	No	Never
6327E0BF-AB1C-4C69-A3BC-2DBBE4679C32	xxx	xxx	xxx	DE	4/3/2018	Yes	3/28/2018	Current	2/1/2016	11/4/2016			• MISSING COMMENTS: There are missing servicing comments from 2/1/2016 to 11/4/2016.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 4/24/2017. The borrower stated that they received a bill showing a balance.  Terms were reviewed and the borrower was advised of what ancillary was made of and how it was applied.  The borrower was advised that their insurance will be paid for a full year on August 2017 and taxes will be as well. A payment was scheduled for 5/3/2017 in the amount of $1017.00 and was processed on 5/3/2017.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 2/2/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															4/24/2017	Contact made with borrower
The borrower stated that they received a bill showing a balance.  Terms were reviewed and the borrower was advised of what ancillary was made of and how it was applied.  The borrower was advised that their insurance will be paid for a full year on August 2017 and taxes will be as well. A payment was scheduled for 5/3/2017 in the amount of $1017.00 and was processed on 5/3/2017.
																		Retention	No	Current	Low	No	High	High	No	No	2/2/2017	Not Determined	Owner Occupied		Never						No	No	Never
C86897A5-35FE-427C-A5EF-8DC01BCED959	xxx	xxx	xxx	WA	4/3/2018	Yes	3/29/2018	Current
• CURRENT FEMA DISASTER AREA: The subject property may have been located in a FEMA disaster zone based on a comment dated 5/2/2017 which revealed a disaster was declared on 4/xx/2017 for storms. On 7/xx/2017 the FEMA Moratorium expired and there were no comments indicating property damage.
 • DECEASED BORROWER OR CO-BORROWER: A comment dated 2/xx/2017 indicates the second borrower is deceased. There were no additional comments regarding the death of the borrower in the review period.

LOAN STATUS: The loan is currently in Current status. The reason for default is reported to be Current.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 3/14/2018. The last contact on the loan was made on 3/14/2018 when the borrower called in to make a payment in the amount of $512.79.
DECEASED BORROWER: There is evidence that the borrower and/or co-borrower is deceased.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 11/7/2016.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															3/14/2018	Contact made with borrower	The last contact on the loan was made on 3/14/2018 when the borrower called in to make a payment in the amount of $512.79.	Retention	No	Current	Low	No	High	High	No	Yes	11/7/2016	Not Determined	Owner Occupied		Never						No	No	Never
3B9D5A91-CCBA-4162-B6B0-47C1AE65315D	xxx	xxx	xxx	NC	4/3/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 1/19/2018. On 1/19/2018, the borrower called in to advise they had received notice that their insurance had not been paid. The borrower was advised that the payment to the insurance company was made on 1/10/2018 and was provided the check number. The borrower was also advised that status of the check would be requested and on 2/2/2018, it was verified the check had been cashed on 1/18/2018.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 3/1/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															1/19/2018	Contact made with borrower
On 1/19/2018, the borrower called in to advise they had received notice that their insurance had not been paid. The borrower was advised that the payment to the insurance company was made on 1/10/2018 and was provided the check number. The borrower was also advised that status of the check would be requested and on 2/2/2018, it was verified the check had been cashed on 1/18/2018.
																		Retention	No	Current	Low	No	High	High	No	No	3/1/2017	Not Determined	Owner Occupied		Never						No	No	Never
7480A7F3-BA7A-4D1B-8DBE-2069C24DDB45	xxx	xxx	xxx	TX	4/3/2018	Yes	4/1/2018	Current	2/1/2016	12/21/2016
• CURRENT FEMA DISASTER AREA: On 9/29/2017, the borrower stated that their contractual payment was delayed due to a FEMA hold. There were no reported damages to the property.
 • MISSING COMMENTS: There are missing servicing comments from 2/1/2016 to 12/21/2016.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 11/16/2017. On 11/16/2017, the borrower was reached on an outbound campaign welcome call. The borrower accepted a welcome package and verified account information. The borrower was advised of their total amount due, due date and available payment options, and the borrower stated they will make a payment online and set up ACH. The payment was initiated on the same day.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 2/7/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															11/16/2017	Contact made with borrower
On 11/16/2017, the borrower was reached on an outbound campaign welcome call. The borrower accepted a welcome package and verified account information. The borrower was advised of their total amount due, due date and available payment options, and the borrower stated they will make a payment online and set up ACH. The payment was initiated on the same day.
																		Retention	No	Current	Low	No	High	High	No	No	2/7/2017	Not Determined	Owner Occupied		Never						No	No	Never
ABAA86B6-4D52-4206-8EC7-B55CB8600D68	xxx	xxx	xxx	NC	4/3/2018	Yes	3/14/2018	Current/Bankruptcy
LOAN STATUS: The loan is currently in Current/Bankruptcy status.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan.   The bankruptcy case number is xxx. The bankruptcy is active as of xxx. The most recently documented status of the bankruptcy was Not Determined as of 9/xx/2016.
 BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/13/2017. The last borrower contact was on 3/13/2017.  The customer advised that they thought the loan was current and wanted the fee breakdown on the loan.
															3/13/2017	Contact made with borrower	The last borrower contact was on 3/13/2017. The customer advised that they thought the loan was current and wanted the fee breakdown on the loan.	Retention	No	Current	Low	No	High	High	No	No		Not Determined	Not Determined		Never						No	No	Currently	Not Determined
8E3A1725-ADF3-4278-AB44-7EEF817C4AA5	xxx	xxx	xxx	AZ	4/3/2018	Yes	4/1/2018	Current	2/1/2016	2/6/2017			• MISSING COMMENTS: There are comments missing from 2/1/2016 through 2/6/2017.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 12/1/2017. During the last contact with the borrower on 12/1/2017, the borrower was advised that an updated policy was needed. The borrowers password and security question were reset.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on 4/xx/2017.
 OCCUPANCY: The most recent inspection was completed on 5/4/2017.  The inspection determined the occupancy of the property was Not Determined.  The occupancy of the property was Not Determined through conversations with the borrower.
															12/1/2017	Contact made with borrower	During the last contact with the borrower on 12/1/2017, the borrower was advised that an updated policy was needed. The borrowers password and security question were reset.	Retention	No	Current	Low	No	High	High	No	No	5/4/2017	Not Determined	Not Determined		Never						No	No	Never
035800A4-BA19-4A54-8DEE-840B91185E09	xxx	xxx	xxx	UT	4/3/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is Not Determined. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 9/27/2017. The last contact with the borrower was on 9/27/2017, the call was in reference to a reminder for the October payment.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 4/13/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															9/27/2017	Contact made with borrower	The last contact with the borrower was on 9/27/2017, the call was in reference to a reminder for the October payment.	Retention	No	Current	Low	No	High	High	No	No	4/13/2017	Not Determined	Owner Occupied		Previously		Close and Bill	xxx	No		No	No	Previously	13
0D289DF8-2BD5-4137-AE48-510C84742371	xxx	xxx	xxx	NC	4/3/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 5/3/2017. On 5/3/2017, the borrower was reached; however, they refused to verify any information. The borrower was advised to call back and was provided the 1-800 number to do so. The borrower stated they would call back in, but did not.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															5/3/2017	Contact made with borrower
On 5/3/2017, the borrower was reached; however, they refused to verify any information. The borrower was advised to call back and was provided the 1-800 number to do so. The borrower stated they would call back in, but did not.
																		Retention	No	Current	Low	No	High	High	No	No		Not Determined	Not Determined		Never						No	No	Never
7F6CAF0F-726C-4765-94D0-3BB14A7303D4	xxx	xxx	xxx	NY	4/3/2018	Yes	4/1/2018	Current/Bankruptcy					• MEDIATION HEARING: Comments on 9/1/2016 indicate there was a mediation hearing scheduled for 10/xx/2016; however, additional details were not provided.
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan.  The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy is active as of 4/xx/2018. The most recently documented status of the bankruptcy was Performing under Plan as of 4/xx/2018.
BORROWER CONTACT: Not attempting to contact borrower for valid reason.  The last date of contact on behalf of the borrower was 1/23/2017. On 1/23/2017, the borrower called in as they had received a call. The borrower was advised that the modification was processing as the court approval from the bankruptcy attorney was still pending.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 11/28/2016.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															1/23/2017	Not attempting to contact borrower for valid reason	On 1/23/2017, the borrower called in as they had received a call. The borrower was advised that the modification was processing as the court approval from the bankruptcy attorney was still pending.	Retention	No	Current	Low	No	High	High	No	No	11/28/2016	Not Determined	Owner Occupied		Previously		Close and Bill	xxx	No		No	No	Currently	13
BFF4EB23-2748-448F-B602-842C51F02ECC	xxx	xxx	xxx	MD	4/3/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/6/2018. The last borrower contact was made on 2/6/2018.  The borrower called to inquire about their payment and the servicer advised that the automated payment would be processed that day.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 1/18/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															2/6/2018	Contact made with borrower	The last borrower contact was made on 2/6/2018. The borrower called to inquire about their payment and the servicer advised that the automated payment would be processed that day.	Retention	No	Current	Low	No	High	High	No	No	1/18/2017	Not Determined	Owner Occupied		Previously	xxx	Dismissed	xxx	No		No	No	Previously	7
DB22FA4F-B6F6-48DF-B2EC-D1A33C498F40	xxx	xxx	xxx	MD	4/3/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/4/2017. The borrower called the servicer on 1/4/2017 in regards to the status of the insurance premium payment. The insurance company had advised the borrower that the premium had not yet been paid. The servicer had made the payment on 12/30/2016 and the reinstatement from the insurance company was received on 1/12/2017.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															1/4/2017	Contact made with borrower
The borrower called the servicer on 1/4/2017 in regards to the status of the insurance premium payment. The insurance company had advised the borrower that the premium had not yet been paid. The servicer had made the payment on 12/30/2016 and the reinstatement from the insurance company was received on 1/12/2017.
																		Not Determined	No	Current	Low	No	High	High	No	No		Not Determined	Not Determined		Never						No	No	Never
46071848-DA95-4480-8717-44194726F02D	xxx	xxx	xxx	TX	4/3/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 4/25/2017. The servicer spoke to the borrower on 4/25/2017 to discuss the status of the account and advised the amount past due as $569.24.  The borrower advised they had been ill and had a hard time catching up with the payments. The borrower brought the account current on 5/8/2017 when a double payment in the amount of $1,128.22 was received.
 LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
															4/25/2017	Contact made with borrower
The servicer spoke to the borrower on 4/25/2017 to discuss the status of the account and advised the amount past due as $569.24.  The borrower advised they had been ill and had a hard time catching up with the payments. The borrower brought the account current on 5/8/2017 when a double payment in the amount of $1,128.22 was received.
																		Retention	No	Current	Low	No	High	High	No	No		Not Determined	Owner Occupied		Never						No	No	Never
B92DF0F9-4B76-49B1-9DA4-0EFF197B8011	xxx	xxx	xxx	TX	4/3/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is Not Determined. The bankruptcy was Discharged on xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 4/20/2018.  The last borrower contact was made on 7/24/2017.  The borrower called to inquire about the loss draft check due to collateral vandalism that happened on 5/xx/2017.  The servicer advised the borrower that the check in the amount of $3,792.92 was mailed out regular mail.  Servicing comments dated 7/18/2017 indicate the check was mailed that day.
 LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
															4/20/2018	Contact made with borrower	The last borrower contact was made on 7/24/2017. The borrower called to inquire about the loss draft check due to collateral vandalism that happened on 5/28/2017. The servicer advised the borrower that the check in the amount of $3,792.92 was mailed out regular mail. Servicing comments dated 7/18/2017 indicate the check was mailed that day.	Retention	No	Current	Low	No	High	High	No	No		Not Determined	Owner Occupied		Never						No	No	Previously	7
58F307B8-6872-4969-BCE8-39D2911C71AC	xxx	xxx	xxx	WA	4/3/2018	Yes	4/1/2018	Current	2/1/2016	10/6/2016
• PROPERTY DAMAGE: There is evidence of property damage. Comments on 3/26/2018 indicate that cause of loss is fire. Comments 3/28/2018 indicate that the borrower called requesting a letter be sent to the insurance company advising of new servicer information so that the claim check can be reissued.  There is no evidence of repairs being completed; no other information was provided.
 • MISSING COMMENTS: There are missing servicing comments from 2/1/2016 to 10/6/2016.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/28/2018. Comments 3/28/2018 indicate that the borrower called requesting a letter be sent to the insurance company advising of new servicer information so that the claim check can be reissued.  A request was sent to client services.  The borrower was advised that it would take three days for processing and to follow up with their insurance company.
DAMAGE: There is evidence of property damage caused by Fire, the total of which was not provided.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 11/7/2016.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															3/28/2018	Contact made with borrower
Comments 3/28/2018 indicate that the borrower called requesting a letter be sent to the insurance company advising of new servicer information so that the claim check can be reissued.  A request was sent to client services.  The borrower was advised that it would take three days for processing and to follow up with their insurance company.
																		Retention	No	Current	Low	No	High	High	No	No	11/7/2016	Not Determined	Owner Occupied		Previously	xxx	Close and Bill	xxx	No		No	No	Never
35880815-2D56-4687-ABB1-129151B88E32	xxx	xxx	xxx	CT	4/3/2018	Yes	4/1/2018	Current	2/1/2016	4/7/2016
• MEDIATION HEARING: Mediation was scheduled for 1/10/2017 but was postponed as a Motion for Continuance was filed to allow time for completion of the modification trial payment plan. The mediation hearing occurred on 3/xx/2017 and the borrower returned the modification but the borrower had several questions that the mediator wanted addressed in the next hearing. The hearing continued on 3/24/2017 but the borrower had additional questions and the hearing was postponed once again. Mediation was postponed to 4/xx/2017 but this hearing was cancelled as the loan modification was completed the same day.
 • MISSING COMMENTS: There are missing servicing comments from 2/1/2016 to 4/7/2016.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/19/2018. The most recent contact occurred on 3/19/2018 in which the borrower called to make the payment. The borrower stated that their spouse was in the hospital and they were unable to setup the payment until a check was deposited into their account. The borrower stated that they were previously told that the late fee would be waived. The servicer responded that they did not have a record of that but the servicer waived the fee as a one-time courtesy. Additionally, the borrower wanted to confirm that the servicer received a copy of the insurance policy as they sent in the gap insurance. A prior comment on 2/27/2018 reported that the master policy did not provide enough coverage per unit and there was a gap in the required coverage amount. Per a comment on 3/21/2018, it was reported that the force placed insurance remained.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 11/4/2016.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															3/19/2018	Contact made with borrower
The most recent contact occurred on 3/19/2018 in which the borrower called to make the payment. The borrower stated that their spouse was in the hospital and they were unable to setup the payment until a check was deposited into their account. The borrower stated that they were previously told that the late fee would be waived. The servicer responded that they did not have a record of that but the servicer waived the fee as a one-time courtesy. Additionally, the borrower wanted to confirm that the servicer received a copy of the insurance policy as they sent in the gap insurance. A prior comment on 2/27/2018 reported that the master policy did not provide enough coverage per unit and there was a gap in the required coverage amount. Per a comment on 3/21/2018, it was reported that the force placed insurance remained.
																		Retention	No	Current	Low	No	High	High	No	No	11/4/2016	Not Determined	Owner Occupied		Previously	xxx	Close and Bill	xxx	No		No	No	Never
91508979-0D44-4FF2-9300-B1A726E5C7FF	xxx	xxx	xxx	FL	4/3/2018	Yes	4/1/2018	Current					• CURRENT FEMA DISASTER AREA: On 11/7/2016 a comment states that a FEMA disaster was declared on 11/xx/2016 for storms. On 2/xx/2017 the FEMA moratorium expired. On 11/xx/2017 a FEMA disaster occurred in Florida due to Hurricane xxx. The start date is 9/xx/2017 and will expire on 12/xx/2017. There is no evidence of damage.
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Dismissed on xxx. The most recently documented status of the bankruptcy was Dismissed as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 8/7/2017. On 8/7/2017 the borrower called in and wanted to know where their account stands. The borrower was advised the their next payment is due for the 10/1/2017 payment.  The borrower will call back to get the principal only payment address.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 4/28/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															8/7/2017	Contact made with borrower	On 8/7/2017 the borrower called in and wanted to know where their account stands. The borrower was advised the their next payment is due for the 10/1/2017 payment. The borrower will call back to get the principal only payment address.	Retention	No	Current	Low	No	High	High	No	No	4/28/2017	Not Determined	Owner Occupied		Previously		Close and Bill	xxx	No		No	No	Previously	7
6068D0F9-04DF-43A2-B041-1C9613C5C4DC	xxx	xxx	xxx	CA	4/3/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/12/2018. The last borrower contact was on 3/12/2018.  The borrower advised they are upset about the credit bureau reporting still showing with a past due status.  The servicer told the borrower that the loan has only been reported as current and that the borrower should get with the credit agencies to see how they have their info laid out.  The servicer advised that they would look into if they could send out a letter explaining more detail.  At the end of the review period the borrower did no call back regarding the credit bureau reporting and the servicing comments do not show that a letter regarding the reporting was sent to the borrower.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 1/17/2017.  The inspection determined the occupancy of the property was Not Determined.
															3/12/2018	Contact made with borrower
The last borrower contact was on 3/12/2018.  The borrower advised they are upset about the credit bureau reporting still showing with a past due status.  The servicer told the borrower that the loan has only been reported as current and that the borrower should get with the credit agencies to see how they have their info laid out.  The servicer advised that they would look into if they could send out a letter explaining more detail.  At the end of the review period the borrower did no call back regarding the credit bureau reporting and the servicing comments do not show that a letter regarding the reporting was sent to the borrower.
																		Retention	No	Current	Low	No	High	High	No	No	1/17/2017	Not Determined	Not Determined		Previously		Close and Bill	xxx	No		No	No	Never
3075156B-3E38-4FC3-B0FD-06CA02BEDF72	xxx	xxx	xxx	CA	4/3/2018	Yes	4/1/2018	Current					• DECEASED BORROWER OR CO-BORROWER: Comments on 12/xx/2017 revealed that the co-borrower is deceased.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 2/22/2018. An authorized third party called in on 2/22/2018 in regards to a late charge fee. The servicer provided the existing late fee amount and advised that the extra payment that was made in December went to escrow.
DECEASED BORROWER: There is evidence that the borrower and/or co-borrower is deceased.
 LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
															2/22/2018	Contact made with borrower
An authorized third party called in on 2/22/2018 in regards to a late charge fee. The servicer provided the existing late fee amount and advised that the extra payment that was made in December went to escrow.
																		Retention	No	Current	Low	No	High	High	No	Yes		Not Determined	Owner Occupied		Never						No	No	Never
D5F65B3C-FED9-4901-B19D-E8D4F5FE3833	xxx	xxx	xxx	WA	4/3/2018	Yes	4/3/2018	Current					• MEDIATION HEARING: According to notes from 5/xx/2017 a mediation hearing was completed. The loan had previously been modified as of 4/xx/2017.
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is Not Determined. The bankruptcy was Discharged on xxx.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 12/18/2017. The borrower called the servicer on 12/18/2017 in order to inquire about a letter regarding an SPOC. No further details were provided.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 2/27/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															12/18/2017	Contact made with borrower	The borrower called the servicer on 12/18/2017 in order to inquire about a letter regarding an SPOC. No further details were provided.	Retention	No	Current	Low	No	High	High	No	No	2/27/2017	Not Determined	Owner Occupied		Previously	xxx	Close and Bill	xxx	No		No	No	Previously	7
A616718D-CAB5-40D1-8D19-BE490C8739D2	xxx	xxx	xxx	CO	4/3/2018	Yes	4/4/2018	Current	2/1/2016	12/6/2016			• MISSING COMMENTS: There are missing servicing comments from 2/1/2016 to 12/6/2016.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/2/2018. The borrower called in on 3/2/2018 to make a payment in the amount of $754.67 and was provided confirmation number xxxx.  The payment was posted same day.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 1/4/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															3/2/2018	Contact made with borrower	The borrower called in on 3/2/2018 to make a payment in the amount of $754.67 and was provided confirmation number xxxx. The payment was posted same day.	Retention	No	Current	Low	No	High	High	No	No	1/4/2017	Not Determined	Owner Occupied		Previously	xxx	Close and Bill	xxx	No		No	No	Never
7B583C37-FE0D-456A-961E-0360A00C5FE6	xxx	xxx	xxx	NY	4/3/2018	Yes	4/6/2018	Current	2/1/2016	11/4/2016			• MISSING COMMENTS: There are missing servicing comments from 2/1/2016 to 11/4/2016.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 3/29/2018. The most recent borrower contact was on 3/29/2018 at which time the borrower inquired about the statement they received from the previous servicer. The borrower was advised that the statement was generated before the payment was received.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 2/21/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															3/29/2018	Contact made with borrower
The most recent borrower contact was on 3/29/2018 at which time the borrower inquired about the statement they received from the previous servicer. The borrower was advised that the statement was generated before the payment was received.
																		Retention	No	Current	Low	No	High	High	No	No	2/21/2017	Not Determined	Owner Occupied		Never						No	No	Never
DDA4FF95-9943-45BD-9077-AF0FDEA925BD	xxx	xxx	xxx	VA	4/3/2018	Yes	4/16/2018	Current	2/1/2016	8/7/2016			• DECEASED BORROWER OR CO-BORROWER: On 8/24/2016, the co-borrower advised that the borrower passed away six years ago, and the servicer asked them to provide a death certificate. The death certified for xxx was received on 9/6/2016. • MISSING COMMENTS: There are missing servicing comments from 2/1/2016 to 8/7/2016.
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is Not Determined. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/2/2018. On 2/2/2018, the co-borrower was reached regarding their property. The co-borrower had questions regarding the insurance and they were advised if they do not provide their own insurance, the servicer will place Lender Placed Insurance "LPI" on the loan. The co-borrower agreed to the LPI.
DECEASED BORROWER: There is evidence that the borrower and/or co-borrower is deceased.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 5/18/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															2/2/2018	Contact made with borrower	On 2/xx/2018, the co-borrower was reached regarding their property. The co-borrower had questions regarding the insurance and they were advised if they do not provide their own insurance, the servicer will place Lender Placed Insurance "LPI" on the loan. The co-borrower agreed to the LPI.	Retention	No	Current	Low	No	High	High	No	Yes	5/18/2017	Not Determined	Owner Occupied		Never						No	No	Previously	7
8BC6861D-A311-42D8-9245-1DBE8484FA10	xxx	xxx	xxx	HI	4/3/2018	Yes	4/18/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 9/7/2017. The last contact with the borrower was on 9/7/2017, the call was in reference to a late charge if the payment was made on the 20th of the month. The borrower was advised the file does not accrue late charge.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
 LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
															9/7/2017	Contact made with borrower
The last contact with the borrower was on 9/7/2017, the call was in reference to a late charge if the payment was made on the 20th of the month. The borrower was advised the file does not accrue late charge.
																		Retention	No	Current	Low	No	High	High	No	No		Not Determined	Owner Occupied		Previously		Close and Bill	xxx	No		No	No	Never
386386E1-762B-4E0A-8469-A77B605071F3	xxx	xxx	xxx	CO	4/3/2018	Yes	4/21/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/7/2018. The most recent contact with the borrower occurred on 3/7/2018 in which the borrower called to discuss a statement they received. The servicer advised that the billing statement is generated prior to receiving the payment. The servicer informed the borrower of the total amount due and offered ACH.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 4/6/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/7/2018	Contact made with borrower	The most recent contact with the borrower occurred on 3/7/2018 in which the borrower called to discuss a statement they received. The servicer advised that the billing statement is generated prior to receiving the payment. The servicer informed the borrower of the total amount due and offered ACH.	Retention	No	Current	Low	No	High	High	No	No	4/6/2017	Not Determined	Not Determined		Previously	xxx	Close and Bill	xxx	No		No	No	Previously	13
AF94302D-7C8B-4B85-B2FE-D04528271C69	xxx	xxx	xxx	PA	4/3/2018	Yes	4/23/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 11/15/2017. The last borrower contact was on 11/15/2017 via a webchat.  The customer inquired on making a payment online.  The servicer advised the customer's only option is to set the account up for auto draft due to the loan type.  The servicer offered the borrower a call back to have a payment over the phone done and offered other options to send a payment.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 5/26/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															11/15/2017	Contact made with borrower
The last borrower contact was on 11/15/2017 via a webchat.  The customer inquired on making a payment online.  The servicer advised the customer's only option is to set the account up for autodraft due to the loan type.  The servicer offered the borrower a call back to have a payment over the phone done and offered other options to send a payment.
																		Retention	No	Current	Low	No	High	High	No	No	5/26/2017	Not Determined	Owner Occupied		Previously	xxx	Close and Bill	xxx	No		No	No	Never
F5E736B2-70CB-48E6-B90D-303C713408AD	xxx	xxx	xxx	OK	4/3/2018	Yes	4/30/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx.  The bankruptcy case number is Not Determined. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 6/28/2017. The borrower called in and wanted mailing address.  The mailing address was provided and the borrower was advised that payments can be made on line for free of charge.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 11/23/2016.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															6/28/2017	Contact made with borrower	The borrower called in and wanted mailing address. The mailing address was provided and the borrower was advised that payments can be made on line for free of charge.	Retention	No	Current	Low	No	High	High	No	No	11/23/2016	Not Determined	Owner Occupied		Previously	xxx	Close and Bill	xxx	No		No	No	Previously	Not Determined
CBE2BDF6-F199-4488-99B3-6CEE685EDB59	xxx	xxx	xxx	Missing	4/3/2018	Yes	5/1/2018	Current	2/1/2016	8/30/2016			• DECEASED BORROWER OR CO-BORROWER: A comment dated 11/xx/2016 indicates the borrower is deceased. The death certificate was received 11/xx/2017. • MISSING COMMENTS: There are missing servicing comments from 2/1/2016 to 8/30/2016.
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Dismissed on xxx. The most recently documented status of the bankruptcy was Dismissed as of xxx.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 10/16/2017. The last contact on the loan was made on 10/16/2017 when the borrower called in about the pending service release of the loan.  The borrower also advised they would be making their payment on 10/16/2017.
DECEASED BORROWER: There is evidence that the borrower and/or co-borrower is deceased.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 1/3/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															10/16/2017	Contact made with borrower	The last contact on the loan was made on 10/16/2017 when the borrower called in about the pending service release of the loan. The borrower also advised they would be making their payment on 10/16/2017.	Retention	No	Current	Low	No	High	High	No	Yes	1/3/2017	Not Determined	Owner Occupied		Previously	xxx	Close and Bill	xxx	No		No	No	Previously	7
0A68C9F8-B824-4A66-996A-0AF02A40ACE7	xxx	xxx	xxx	CA	4/3/2018	Yes	5/1/2018	Current	2/1/2016	10/5/2016
• CURRENT FEMA DISASTER AREA: Comments dated 11/8/2017 indicate the subject property was located in a FEMA disaster area due to wildfires; however,, there is no evidence through the end of the review period confirming that the property sustained any damages.
 • MISSING COMMENTS: There are missing servicing comments from 2/1/2016 to 10/5/2016.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/27/2018. Commentary dated 3/27/2018 indicates the borrower called in to verify the 2017 insurance and tax amounts paid and they were provided the information.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on 8/xx/2016. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
 LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
															3/27/2018	Contact made with borrower	Commentary dated 3/27/2018 indicates the borrower called in to verify the 2017 insurance and tax amounts paid and they were provided the information.	Retention	No	Current	Low	No	High	High	No	No		Not Determined	Tenant Occupied		Previously	xxx	Close and Bill	xxx	No		No	No	Never
E6995616-986D-4712-862E-E4CF0CAADB1C	xxx	xxx	xxx	KY	4/3/2018	Yes	5/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is Not Determined. The bankruptcy was Discharged on xxx.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 10/3/2016. The last borrower contact was on 10/3/2016.  The borrower called regarding the lender placed insurance letter.  The servicer then called the insurance company and found that a policy was active and a payment was required.
 LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
															10/3/2016	Contact made with borrower	The last borrower contact was on 10/3/2016. The borrower called regarding the lender placed insurance letter. The servicer then called the insurance company and found that a policy was active and a payment was required.	Retention	No	Current	Low	No	High	High	No	No		Not Determined	Not Determined		Never						No	No	Previously	7
611BEE2C-2C5F-421F-B637-0AE1FBA66F55	xxx	xxx	xxx	CA	4/3/2018	Yes	5/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 5/30/2017. The servicer called the borrower on 5/30/2017 and the borrower indicated that the June payment was already sent via wire.   The payment history confirmed a payment in the amount of $3,279.25 was received on 5/30/2017.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 12/29/2016.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															5/30/2017	Contact made with borrower
The servicer called the borrower on 5/30/2017 and the borrower indicated that the June payment was already sent via wire.   The payment history confirmed a payment in the amount of $3,279.25 was received on 5/30/2017.
																		Retention	No	Current	Low	No	High	High	No	No	12/29/2016	Not Determined	Owner Occupied		Previously		Dismissed	xxx	No		No	No	Never
B4484513-7B42-430F-B93C-8531ED7F2E1E	xxx	xxx	xxx	FL	4/3/2018	Yes	5/1/2018	Current
• CURRENT FEMA DISASTER AREA: According to a comment on 11/8/2017, the property is located in a FEMA Declared Disaster Area starting 9/xx/2017 and expiring 12/xx/2017 because of hurricane xxx.  There is no mention of property damage and no further information was provided.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 4/20/2017. The borrower called the servicer on 4/xx/2017 to indicate that they received the final modification agreement; they informed the servicer they signed it and will mail it back priority mail.  The servicer received the signed agreement on 4/xx/2017.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 4/27/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															4/20/2017	Contact made with borrower
The borrower called the servicer on 4/20/2017 to indicate that they received the final modification agreement; they informed the servicer they signed it and will mail it back priority mail.  The servicer received the signed agreement on 4/xx/2017.
																		Retention	No	Current	Low	No	High	High	No	No	4/27/2017	Not Determined	Owner Occupied		Previously	xxx	Close and Bill	xxx	No		No	No	Never
567640E8-52B5-422A-B9F6-7351520345F4	xxx	xxx	xxx	SC	4/3/2018	Yes	5/1/2018	Current	2/1/2016	7/21/2016
• CURRENT FEMA DISASTER AREA: According to notes from 10/18/2017, the property is in located in a FEMA declared disaster area as of 10/16/2017 due to storms. There was no indication of any damages reported to the property.
 • MISSING COMMENTS: There are missing servicer comments from 2/1/2016 to 7/21/2016.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 6/13/2017. The borrower called the servicer on 6/13/2017 to return a phone call they had received. The borrower confirmed the property is owner occupied. Since the borrower’s account is current no further action was taken.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 4/26/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															6/13/2017	Contact made with borrower
The borrower called the servicer on 6/13/2017 to return a phone call they had received. The borrower confirmed the property is owner occupied. Since the borrower’s account is current no further action was taken.
																		Retention	No	Current	Low	No	High	High	No	No	4/26/2017	Not Determined	Owner Occupied		Previously	xxx	Dismissed	xxx	No		No	No	Never
662FF632-ED9E-4073-90FC-24611D098989	xxx	xxx	xxx	WA	4/3/2018	Yes	5/1/2018	Current	2/1/2016	2/6/2017			• MISSING COMMENTS: There are missing servicing comments from 2/1/2016 to 2/6/2017.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 6/12/2017. The borrower called in on 6/12/2017 to discuss the payment which was not processed and indicated that it was received on 6/2/2017.  According to the payment history, the payment was received on 6/13/2017 in the amount of $953.19.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 2/7/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															6/12/2017	Contact made with borrower
The borrower called in on 6/12/2017 to discuss the payment which was not processed and indicated that it was received on 6/2/2017.  According to the payment history, the payment was received on 6/13/2017 in the amount of $953.19.
																		Retention	No	Current	Low	No	High	High	No	No	2/7/2017	Not Determined	Owner Occupied		Never						No	No	Never
041D6E98-FD63-43B0-9220-11114D26B57D	xxx	xxx	xxx	OH	4/3/2018	Yes	5/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT: Not attempting to contact borrower for valid reason.  There is no evidence of recent borrower contact.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
 LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
																Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		Not Determined	No Borrower Contact		Previously		Close and Bill	xxx	No		No	No	Previously	13
8F691E22-F64F-49D0-AF21-423223176451	xxx	xxx	xxx	IL	4/3/2018	Yes	5/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 4/3/2018. The borrower called in to have their password reset which was updated and changed.  The borrower was educated about auto draft.  The borrower was advised about total amount due in the amount of $1,748.73 and a payment was processed in the amount of $1,748.73.
 LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
															4/3/2018	Contact made with borrower
The borrower called in to have their password reset which was updated and changed.  The borrower was educated about auto draft.  The borrower was advised about total amount due in the amount of $1,748.73 and a payment was processed in the amount of $1,748.73.
																		Retention	No	Current	Low	No	High	High	No	No		Not Determined	Owner Occupied		Never						No	No	Never
37D82CE4-19B1-46FB-8F17-008B2A957041	xxx	xxx	xxx	LA	4/18/2017	Yes	5/1/2017	Current	7/8/2016	12/12/2016			A comment dated 2/13/2017 indicates the borrower is still rebuilding their property from a flood.
•FORECLOSURE: There is no evidence of foreclosure action on this loan.
•BANKRUPTCY: There is no evidence of an associated bankruptcy case.
•LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
•PROPERTY DAMAGE: A comment dated 2/13/2017 indicates the borrower is still rebuilding their property from a flood.  There are no additional details of the property damage in the review period.
•EXCEPTIONS: A comment dated 2/13/2017 indicates the borrower is still rebuilding their property from a flood.
 •ADDITIONAL INFORMATION: The borrower indicated the property was owner occupied during communication on 3/7/2017; however, there was no evidence an inspection was completed to verify the occupancy.
																				Current								Not Determined			Never		N/A						Never	N/A
FC6479E5-DF6F-4935-AF63-45DBED117DEB	xxx	xxx	xxx	MD	5/3/2017	Yes	4/1/2017	Collections
•FORECLOSURE: There is no evidence of foreclosure action on this loan.
•BANKRUPTCY: There is no evidence of an associated bankruptcy case.
•LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
•PROPERTY DAMAGE: There is no evidence of property damage.
•EXCEPTIONS: No exceptions were identified.
 •ADDITIONAL INFORMATION: Property inspection results were not available to determine occupancy; however, comments dated 9/9/2016 indicate the subject property is owner occupied. A Notice of Intent was sent to the borrower on 9/1/2016 and the account was brought current on 9/8/2016. Per comments dated 11/29/2016, the investor instructed the servicer to return payment to the borrower as the amount was insufficient to cure the default. Last contact with the borrower occurred on 1/13/2017 during which time the borrower stated they had sent in a payment on 1/12/2017. Comments on 5/3/2017 state that an additional NOI was sent to the borrower on 4/2/2017; however, payment was received from the borrower on 5/5/2017, advancing the due date one month.
																				Not Determined								Not Determined			Never		N/A						Never	N/A
A0E66BA7-B390-471B-9610-E2DDF308CB7E	xxx	xxx	xxx	KS	4/28/2017	Yes	5/1/2017	Current
•FORECLOSURE: There is no evidence of foreclosure action on this loan.
•BANKRUPTCY: There is no evidence of an associated bankruptcy case.
•LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
•PROPERTY DAMAGE: There is no evidence of property damage.
•EXCEPTIONS: No exceptions were identified.
 •ADDITIONAL INFORMATION: Prior to the review period, comments on 12/31/2015 indicate that this loan was a previous litigated file and a settlement agreement was agreed upon.  The litigated matter was resolved. Comments dated 10/27/2016 indicate that the settlement agreement terms are as follows:  4/1/2016 to 6/1/2018 payments to be principal and interest only in the amount of $1,251.03. If note is current at the time of refinance or sale and the borrower refinances or otherwise repays the indebtedness on or before 7/1/2018, the servicer would accept a payoff of $402,500.00 and forgive any remaining balance, which is believed to be approximately $78,000.00.  If the borrower does not refinance then from and after 7/1/2018 the principal and interest payment on the Note will be $1,680.44, subject to adjustment for curtailments. Upon maturity of the Note in 2036, there will be a balloon payment due of $358,865.67, subject to adjustment for curtailments.  Several property inspections were ordered throughout the review period however, no results were listed to verify the occupancy status of the property.  Last contact with the borrower was made on 4/3/2017 in which the borrower advised they received mail for a different borrower and that they would dispose of it.
																				Current								Not Determined			Never		N/A						Never	N/A
C07F926B-12DF-429E-A822-F95CAD0FD5CE	xxx	xxx	xxx	NY	4/5/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 10/12/2017. Commentary dated 10/12/2017 reflected the borrower was transferred from Customer Service. The borrower indicated that they had lost their wallet and had to close their bank account and re-open a new account. The borrower was concerned about fees and wanted to ensure the payment was received on-time. The borrower understood that the servicer could spread the escrow shortage no more than five years and was ok with the payment increase. The borrower requested the auto draft on the 15th. The representative advised they would need to check to see if a new form was required.  The servicer assisted with a check by phone in the amount of $2,132.47 plus the payment fee and dated the payment for 10/12/2017. Confirmed payment in the amount of $2,132.47 posted on 10/13/2017.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection date is not available.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															10/12/2017	Contact made with borrower
Commentary dated 10/12/2017 reflected the borrower was transferred from Customer Service. The borrower indicated that they had lost their wallet and had to close their bank account and re-open a new account. The borrower was concerned about fees and wanted to ensure the payment was received on-time. The borrower understood that the servicer could spread the escrow shortage no more than five years and was ok with the payment increase. The borrower requested the auto draft on the 15th. The representative advised they would need to check to see if a new form was required.  The servicer assisted with a check by phone in the amount of $2,132.47 plus the payment fee and dated the payment for 10/12/2017. Confirmed payment in the amount of $2,132.47 posted on 10/13/2017.
																		Retention	No	Current	Low	No	High	High	No	No		Not Determined	Not Determined		Never						No	No	Never
ABF07F64-E6C5-4EF9-9D64-6491F0864292	xxx	xxx	xxx	GA	4/5/2018	Yes	4/1/2018	Current/Bankruptcy	8/19/2016	11/29/2016
• TITLE ISSUE: Per comments on 8/2/2016 and most recently on 12/6/2016 the previous foreclosure was placed on hold due to the subject loan not being in the first position due to a senior lien from June of 2005 for $75,689.75. The title report confirmed the senior lien Writ of Fieri Facias dated 6/15/2015 in the amount of $75,689.75 in favor of xxx, xxx, xxx, xxx. There is no evidence through the end of the review period that said title issue has been cleared.
• CEASE AND DESIST: There is an active cease and desist order as the borrowers filed for bankruptcy on xxx. The bankruptcy case remains active as of the end of the review period.
 • MISSING COMMENTS: There are missing servicing comments from 8/19/2016 to 11/29/2016.

LOAN STATUS: The loan is currently in Current/Bankruptcy status.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy is active as of 4/xx/2018. The most recently documented status of the bankruptcy was Performing under Plan as of xxx.
BORROWER CONTACT: Not attempting to contact borrower for valid reason.  The last date of contact on behalf of the borrower was 8/2/2017. The last borrower contact was on 8/2/2017 in which the servicer explained how forced placed insurance worked.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill and the date of the Close and Bill was not available.
OCCUPANCY: The most recent inspection was completed on 8/18/2016.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
 TITLE ISSUES: There is evidence of an outstanding Unsatisfied Other Mortgage.
															8/2/2017	Not attempting to contact borrower for valid reason	The last borrower contact was on 8/2/2017 in which the servicer explained how forced placed insurance worked.	Retention	Yes	Current	Low	No	High	High	No	No	8/18/2016	Occupied by Unknown	Not Determined		Previously	xxx	Close and Bill		No	N/A	No	No	Currently	13
B6570A14-9583-4B8C-8D91-3A4DE721D4DA	xxx	xxx	xxx	Missing	4/5/2018	Yes	4/1/2018	Current	3/1/2016	11/29/2016			• MISSING COMMENTS: There are missing servicing comments from 3/1/2016 through 11/29/2016.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/26/2018. During the last borrower contact on 2/26/2018, the borrower called about payment to the hazard insurance. The borrower confirmed that they are changing insurance carriers. The old policy was canceled and the new carrier was activated at a higher premium.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															2/26/2018	Contact made with borrower
During the last borrower contact on 2/26/2018, the borrower called about payment to the hazard insurance. The borrower confirmed that they are changing insurance carriers. The old policy was canceled and the new carrier was activated at a higher premium.
																		Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Never
83322441-8F1D-401B-A074-87B16AB7E335	xxx	xxx	xxx	OH	4/5/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 6/20/2017. The last contact on the loan was 6/20/2017 when the borrower stated they received a letter stating the servicer did not have their insurance information.  They did not understand why they have to deal with the insurance issue each time the loan is sold.  The borrower was informed to give their insurance company the new Mortgagee clause and have them fax it in.  The fax from the insurance company was received the same day and a payment of $1469.20 was paid 6/26/2017.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															6/20/2017	Contact made with borrower
The last contact on the loan was 6/20/2017 when the borrower stated they received a letter stating the servicer did not have their insurance information.  They did not understand why they have to deal with the insurance issue each time the loan is sold.  The borrower was informed to give their insurance company the new Mortgagee clause and have them fax it in.  The fax from the insurance company was received the same day and a payment of $1469.20 was paid 6/26/2017.
																		Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Never
FA88DB78-CD46-4F79-BE4D-FC17F6F95C8E	xxx	xxx	xxx	GA	4/5/2018	Yes	4/1/2018	Current	8/24/2016	11/29/2016			• MISSING COMMENTS: There are missing servicing comments from 8/24/2016 to 11/29/2016.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/15/2018. The servicer called the borrower on 3/12/2018 to inquire about the status of the March payment.  The borrower requested the servicer send an e-mail.  The borrower responded to the e-mail on 3/15/2018 that a payment would be made on 3/23/2018.  Servicer comments confirm that a payment in the amount of $1,000.00 was received on 3/23/2018.
 OCCUPANCY: The most recent inspection was completed on 7/12/2016.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/15/2018	Contact made with borrower
The servicer called the borrower on 3/12/2018 to inquire about the status of the March payment.  The borrower requested the servicer send an e-mail.  The borrower responded to the e-mail on 3/15/2018 that a payment would be made on 3/23/2018.  Servicer comments confirm that a payment in the amount of $1,000.00 was received on 3/23/2018.
																		Retention	No	Current	Low	No	High	High	No	No	7/12/2016	Occupied by Unknown	Not Determined		Never						No	No	Never
17313DCA-4E7B-4FD7-9D98-F39A34CE3B19	xxx	xxx	xxx	IN	4/5/2018	Yes	4/1/2018	Current/Bankruptcy
LOAN STATUS: The loan is currently in Current/Bankruptcy status.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx.  The bankruptcy case number is xxx. The bankruptcy was reported as Active; however, the date was not available in the review period.
BORROWER CONTACT: Not attempting to contact borrower for valid reason.  The last date of contact on behalf of the borrower was 10/10/2017. During the last contact with the borrower on 10/10/2017, the borrower called stating that they received a letter from the insurance company that the policy was going to be cancelled. The borrower was given fax number to provide insurance information. The borrower requested that the servicer pay the insurance before it was cancelled and the servicer advised they would try. Updated insurance policy was received on 10/11/2017.
 OCCUPANCY: The most recent inspection was completed on 3/31/2017.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															10/10/2017	Not attempting to contact borrower for valid reason
During the last contact with the borrower on 10/10/2017, the borrower called stating that they received a letter from the insurance company that the policy was going to be cancelled. The borrower was given fax number to provide insurance information. The borrower requested that the servicer pay the insurance before it was cancelled and the servicer advised they would try. Updated insurance policy was received on 10/11/2017.
																		Retention	No	Current	Low	No	High	High	No	No	3/31/2017	Occupied by Unknown	Not Determined		Never						No	No	Currently	Not Determined
DFB5D775-951F-4326-80F8-A7711D53524D	xxx	xxx	xxx	NY	4/5/2018	Yes	4/1/2018	Current	7/14/2014	10/1/2017			• MISSING COMMENTS: There are missing servicing comments from 7/14/2017 to 10/1/2017.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/11/2018. Commentary dated 1/11/2018, indicates the authorized third party xxx. They wanted to get the foreclosure status on the Verification of Mortgage. The servicer advised would need a representative account manager xxx to call back. The servicer returned the call back to the authorized third party and advised that the file has no foreclosure status.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection date is not available.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															1/11/2018	Contact made with borrower
Commentary dated 1/11/2018, indicates the authorized third party xxx. They wanted to get the foreclosure status on the Verification of Mortgage. The servicer advised would need a representative account manager xxx to call back. The servicer returned the call back to the authorized third party and advised that the file has no foreclosure status.
																		Retention	No	Current	Low	No	High	High	No	No		Not Determined	Not Determined		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Never
22C1B0A3-2A42-4D07-8CE0-6B5C3A70D670	xxx	xxx	xxx	NY	4/5/2018	Yes	4/1/2018	Current	7/15/2017	10/2/2017			• MISSING COMMENTS: There are missing servicing comments from 7/15/2017 to 10/2/2017.
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 11/1/2017. Commentary dated 11/1/2017, indicates that the borrower contacted the servicer in reference to the escrowed insurance. The borrower indicated that they pay the homeowner insurance. The servicer requested copy of the declaration page. The servicer confirmed the borrowers email address, additionally advised the servicer they work off commission and usually pays on the 15th. The servicer advised the borrower they are due for 10/1/2017. Confirmed the 10/1/2017, payment was received on 11/10/2017.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection date is not available.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															11/1/2017	Contact made with borrower	Commentary dated 11/1/2017, indicates that the borrower contacted the servicer in reference to the escrowed insurance. The borrower indicated that they pay the homeowner insurance. The servicer requested copy of the declaration page. The servicer confirmed the borrowers email address, additionally advised the servicer they work off commission and usually pays on the 15th. The servicer advised the borrower they are due for 10/1/2017. Confirmed the 10/1/2017, payment was received on 11/10/2017.	Retention	No	Current	Low	No	Medium	Medium	No	No		Not Determined	Not Determined		Never						No	No	Previously	13
049EC0D2-D21A-443A-A30A-572BAB3646CA	xxx	xxx	xxx	GA	4/5/2018	Yes	4/1/2018	Current	5/21/2016	10/30/2017			• MISSING COMMENTS: There are missing servicing comments from 5/21/2016 to 10/30/2017.
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Dismissed on xxx. The most recently documented status of the bankruptcy was Dismissed as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/5/2018. The borrower called the servicer on 3/5/2018 to make a payment over the phone in the amount of $1,021.01.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/5/2018	Contact made with borrower	The borrower called the servicer on 3/5/2018 to make a payment over the phone in the amount of $1,021.01.	Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Previously	13
0F137445-1EF3-49F3-B055-C395F9BC84F0	xxx	xxx	xxx	NY	4/5/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 11/29/2017. The last borrower contact was made on 11/29/2017. The borrower advised that they will be setting up payments online and will be having their insurance company mail evidence of home owner's insurance to the servicer. Evidence of the insurance policy was received on 1/4/2018.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 12/24/2016.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															11/29/2017	Contact made with borrower
The last borrower contact was made on 11/29/2017. The borrower advised that they will be setting up payments online and will be having their insurance company mail evidence of home owner's insurance to the servicer. Evidence of the insurance policy was received on 1/4/2018.
																		Retention	No	Current	Low	No	High	High	No	No	12/24/2016	Occupied by Unknown	Not Determined		Never						No	No	Never
5B2F8CD3-6824-453F-B7DE-8989C6EF4111	xxx	xxx	xxx	VT	4/5/2018	Yes	4/1/2018	Current	3/1/2016	1/11/2017			• MISSING COMMENTS: There are missing servicing comments from 3/1/2016 to 01/11/2017.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/27/2018. Commentary dated 3/27/2018, indicates the servicer contacted the borrower to assist with a check by phone in the amount of $2,259.84 plus a payment fee and dated the check for 3/27/2018. Confirmed, the payment in the amount of $2,259.84 plus the $15.00 payment fee was applied on 3/27/2018.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 7/31/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/27/2018	Contact made with borrower
Commentary dated 3/27/2018, indicates the servicer contacted the borrower to assist with a check by phone in the amount of $2,259.84 plus a payment fee and dated the check for 3/27/2018. Confirmed, the payment in the amount of $2,259.84 plus the $15.00 payment fee was applied on 3/27/2018.
																		Retention	No	Current	Low	No	High	High	No	No	7/31/2017	Owner Occupied	Not Determined		Previously		Close and Bill	xxx	No	N/A	No	No	Never
A39941F7-5303-49BF-8D35-5F71350893E0	xxx	xxx	xxx	CA	4/5/2018	Yes	3/1/2018	Collections	4/24/2016	10/30/2017			• MISSING COMMENTS: There are missing servicing comments from 4/24/2016 to 10/30/2017
LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Not Determined.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/23/2018. The last contact with the borrower was on 2/23/2018, called in to set up a payment in the amount of $1,198.02 plus $15.00 phone fee.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															2/23/2018	Contact made with borrower	The last contact with the borrower was on 2/23/2018, called in to set up a payment in the amount of $1,198.02 plus $15.00 phone fee.	Retention	No	Not Determined	Medium	No	Medium	Medium	No	No			Not Determined		Never						No	No	Never
25039AE9-436A-44E9-9299-6478322EC667	xxx	xxx	xxx	VA	4/5/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 6/6/2017. The borrower called the servicer on 6/6/2017 in order to make a payment over the phone.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 8/17/2016.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															6/6/2017	Contact made with borrower	The borrower called the servicer on 6/6/2017 in order to make a payment over the phone.	No Contact	No	Current	Low	No	High	High	No	No	8/17/2016	Not Determined	Not Determined		Previously		Close and Bill	xxx	No	N/A	No	No	Previously	7
1585550A-71CB-4DB5-B05B-F9D51BF20D1A	xxx	xxx	xxx	OH	4/5/2018	Yes	5/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 11/3/2017. On 11/03/2017 the borrower was contacted for the welcome call.  The borrower was aware of the transfer and said that a check was mailed already.  Borrower asked where we are located and took down number for any questions.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															11/3/2017	Contact made with borrower
On 11/03/2017 the borrower was contacted for the welcome call.  The borrower was aware of the transfer and said that a check was mailed already.  Borrower asked where we are located and took down number for any questions.
																		Retention	No	Current	Low	No	High	High	No	No			Not Determined		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Never
27FBE9BB-9865-4B29-B85F-D7B65EE140A0	xxx	xxx	xxx	SC	4/5/2018	Yes	4/15/2018	Current
• DECEASED BORROWER OR CO-BORROWER: Servicing comments dated 6/19/2017 indicate the reason for default was due to the death of the principal borrower.  A date of death or death certificate was not received through the end of the review period.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/19/2018. The last borrower contact was on 2/19/2018.  The borrower requested help with their online payment and then made the payment online.  The borrower requested a copy of the forbearance plan.  The servicer advised the borrower they would email to the borrower once a copy is located.
DECEASED BORROWER: There is evidence that the borrower and/or co-borrower is deceased.
LOSS MITIGATION: There is evidence of a previous Denied Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 6/5/2017.  The inspection determined the occupancy of the property was Owner Occupied.
															2/19/2018	Contact made with borrower
The last borrower contact was on 2/19/2018.  The borrower requested help with their online payment and then made the payment online.  The borrower requested a copy of the forbearance plan.  The servicer advised the borrower they would email to the borrower once a copy is located.
																		Retention	No	Current	Low	No	High	High	No	Yes	6/5/2017	Owner Occupied	Owner Occupied		Never						No	No	Never
8B5E22BF-F13D-4FD5-80AE-477ECDA819A5	xxx	xxx	xxx	MN	4/5/2018	Yes	4/1/2018	Current	11/30/2016	1/11/2017	10/14/2017	12/5/2017	• MISSING COMMENTS: There are missing servicing comments from 11/30/2016 to 1/11/2017 There are also missing servicing comments from 10/14/17 to 12/5/2017
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Relief Granted on xxx. The most recently documented status of the bankruptcy was Relief Granted as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/28/2018. The last contact with the borrower was on 3/28/2018, the borrower wanted to set up a payment by phone, and was aware of the $15.00 fee.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Hold Initiated and the date of the Hold Initiated was not available.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 5/30/2017.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/28/2018	Contact made with borrower	The last contact with the borrower was on 3/28/2018, the borrower wanted to set up a payment by phone, and was aware of the $15.00 fee.	Retention	No	Current	Low	No	High	High	No	No	5/30/2017	Occupied by Unknown	Not Determined		Previously		Hold Initiated		No	N/A	No	No	Previously	7
4E9C4E50-336D-400D-BEA1-986E92B0B370	xxx	xxx	xxx	NV	4/5/2018	Yes	5/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/13/2018. The servicer spoke to the borrower on 3/13/2018.  The borrower wanted to verify that their February payment was received.  The servicer confirmed receipt of the payment and advised the next payment is due on 5/1/2018.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 3/21/2017.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/13/2018	Contact made with borrower
The servicer spoke to the borrower on 3/13/2018.  The borrower wanted to verify that their February payment was received.  The servicer confirmed receipt of the payment and advised the next payment is due on 5/1/2018.
																		Retention	No	Current	Low	No	High	High	No	No	3/21/2017	Occupied by Unknown	Not Determined		Never						No	No	Never
EE27C857-E7CF-41F8-9338-CA7D8EF97197	xxx	xxx	xxx	FL	4/5/2018	Yes	3/23/2018	Collections	11/1/2016	2/12/2017	11/17/2017	12/5/2017
• CURRENT FEMA DISASTER AREA: A comment on 9/11/2017 the property was in a FEMA declared disaster area (Hurricane xxx) No other information if any damage was reported.
 • MISSING COMMENTS: There are missing servicing comments from 11/1/16 to 2/12/2017. There are also missing servicing comments from 11/17/17 to 12/5/2017.

LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Curtailment of Income.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/8/2018. The last contact with the borrower was on 3/8/2018, the borrower stated they were mailing the payment today.
 OCCUPANCY: The most recent inspection was completed on 7/31/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/8/2018	Contact made with borrower	The last contact with the borrower was on 3/8/2018, the borrower stated they were mailing the payment today.	Retention	No	Curtailment of Income	Medium	No	Medium	Medium	No	No	7/31/2017	Not Determined	Not Determined		Never						No	No	Never
0E773B12-3B08-41F6-A21B-001A56C90E49	xxx	xxx	xxx	OR	4/5/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/12/2018. The borrower called the servicer on 3/12/2018 and advised she was setting up recurring payment via the website. The servicer helped the borrower set up the March 2018 payment for $350.56.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 7/13/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/12/2018	Contact made with borrower	The borrower called the servicer on 3/12/2018 and advised she was setting up recurring payment via the website. The servicer helped the borrower set up the March 2018 payment for $350.56.	Retention	No	Current	Low	No	High	High	No	No	7/13/2017	Owner Occupied	Not Determined		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Never
842A1E35-D6E1-42B5-BAB9-EC65028D38E3	xxx	xxx	xxx	MI	4/5/2018	Yes	5/1/2018	Current	11/30/2016	1/11/2017			• MISSING COMMENTS: There are missing servicing comments from 11/30/2016 to 1/11/2017.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 7/31/2017. On 7/31/2017, the borrower called in to confirm their next payment was due 9/1/2017. The borrower was advised that additional trial payments were made so the due date was pushed to 9/1/2017 after the modification processing.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 1/17/2017.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															7/31/2017	Contact made with borrower
On 7/31/2017, the borrower called in to confirm their next payment was due 9/1/2017. The borrower was advised that additional trial payments were made so the due date was pushed to 9/xx/2017 after the modification processing.
																		Retention	No	Current	Low	No	High	High	No	No	1/17/2017	Occupied by Unknown	Not Determined		Never						No	No	Never
7959A9D5-D832-4C1A-9B4C-5716E05A7757	xxx	xxx	xxx	GA	4/5/2018	Yes	4/1/2018	Current					• CURRENT FEMA DISASTER AREA: According to comments dated 9/18/2017 the property is located in a FEMA disaster area due to hurricane xxx. The disaster was declared on 9/xx/2017 and expires on 12/xx/2017. There was no mention of any damage to the property.
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/29/2018. The servicer spoke with the borrower on 1/29/2018 shortly after the loan was acquired.  The servicer advised of the payment amount and due date.  The borrower was to update the mortgagee clause with their homeowner’s insurance company.  An updated policy was received on 2/21/2018.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 3/21/2017.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															1/29/2018	Contact made with borrower	The servicer spoke with the borrower on 1/29/2018 shortly after the loan was acquired. The servicer advised of the payment amount and due date. The borrower was to update the mortgagee clause with their homeowner’s insurance company. An updated policy was received on 2/21/2018.	Retention	No	Current	Low	No	High	High	No	No	3/21/2017	Occupied by Unknown	Not Determined		Never						No	No	Previously	7
DEE15E4F-F2A6-44E9-A937-2503BCA346E2	xxx	xxx	xxx	IN	4/5/2018	Yes	3/1/2018	Collections	11/10/2017	1/7/2018			• MISSING COMMENTS: There are missing servicing comments from 11/10/2017 to 1/7/2018.
LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Excessive Obligations.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is Not Determined. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/22/2018. The last contact from the co-borrower was on 3/22/2018 to setup promise payments on the account beginning April 2018.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 2/11/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/22/2018	Contact made with borrower	The last contact from the co-borrower was on 3/22/2018 to setup promise payments on the account beginning April 2018.	Non-Retention	No	Excessive Obligations	Medium	No	Medium	Medium	No	No	2/11/2017	Owner Occupied	Not Determined		Previously		Close and Bill	xxx	No	N/A	No	No	Previously	7
9F98FB87-3B05-4079-AC01-C8CD2DF389BA	xxx	xxx	xxx	DE	4/5/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/12/2018. The last borrower contact was on 3/12/2018.  The borrower called to cancel the payment scheduled for 3/15/2018 and scheduled a payment for 3/16/2018 in the amount of $1,242.88.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 3/21/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/12/2018	Contact made with borrower	The last borrower contact was on 3/12/2018. The borrower called to cancel the payment scheduled for 3/15/2018 and scheduled a payment for 3/16/2018 in the amount of $1,242.88.	Retention	No	Current	Low	No	Medium	High	No	No	3/21/2017	Owner Occupied	Not Determined		Never						No	No	Never
E070808F-676B-4D60-9E06-BCB1B4693339	xxx	xxx	xxx	MA	4/5/2018	Yes	5/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 11/8/2017. The last borrower contact was made on 11/8/2017.  The servicer advised the borrower of the total amount due of $945.22 and the borrower hung up.
LOSS MITIGATION: There is evidence of a previous Completed Repayment Plan associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 4/26/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															11/8/2017	Contact made with borrower	The last borrower contact was made on 11/8/2017. The servicer advised the borrower of the total amount due of $945.22 and the borrower hung up.	Retention	No	Current	Low	No	High	High	No	No	4/26/2017	Owner Occupied	Not Determined		Never						No	No	Never
348141AE-A7F3-4D7D-B2A6-DBC05009CFE4	xxx	xxx	xxx	FL	4/5/2018	Yes	4/1/2018	Current	3/1/2016	7/10/2016
• HARDEST HIT FUND: As per a conversation with the borrower on 1/31/2017, the borrower advised they are working with Florida's HHF to reinstate the account; HHF documentation was received by the borrower on 3/13/2017, the borrower executed the documentation and forwarded it to the Servicer. The account was reinstated on 4/4/2017 and the RI Program document was received by the Servicer from Florida's HHF on 4/14/2017.
 • MISSING COMMENTS: There are missing servicing comments from 3/1/2016 to 7/10/2016.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/13/2018. The most recent borrower contact occurred on 3/13/2018 in which the borrower advised they would submit the March 2018 payment online; the March 2018 payment was received on 3/15/2018.
LOSS MITIGATION: There is evidence of a previous Denied Repayment Plan associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 1/22/2018.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/13/2018	Contact made with borrower	The most recent borrower contact occurred on 3/13/2018 in which the borrower advised they would submit the March 2018 payment online; the March 2018 payment was received on 3/15/2018.	Retention	No	Current	Medium	No	Medium	High	No	No	1/22/2018	Occupied by Unknown	Not Determined		Never						No	No	Never
5D997242-2CC0-4EE8-8AEA-ED616AC971AD	xxx	xxx	xxx	CA	4/5/2018	Yes	4/1/2018	Current	11/30/2016	2/26/2017			• MISSING COMMENTS: There are missing servicing comments from 11/30/2016 to 02/26/2017.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 7/28/2017. On 7/28/2017 the borrower called in to make a payment over the phone.  The borrower was provided with a confirmation number.   The borrower had no further questions.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 6/22/2017.  The inspection determined the occupancy of the property was Owner Occupied.
															7/28/2017	Contact made with borrower	On 7/28/2017 the borrower called in to make a payment over the phone. The borrower was provided with a confirmation number. The borrower had no further questions.	Retention	No	Current	Low	No	High	High	No	No	6/22/2017	Owner Occupied	Owner Occupied		Never						No	No	Never
FD2AC0F5-485B-4919-BB01-ECC4F6F0C0C5	xxx	xxx	xxx	IA	4/5/2018	Yes	5/1/2018	Current	1/6/2017	3/21/2017			• MISSING COMMENTS: There are missing servicing comments from 01/06/2017 to 03/21/2017.
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Relief Granted on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/6/2018. The last contact from the borrower was 1/6/2018 to advise that was making a payment in the amount of $992.00 on 1/12/2018.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 6/2/2017.  The inspection determined the occupancy of the property was Owner Occupied.
															1/6/2018	Contact made with borrower	The last contact from the borrower was 1/6/2018 to advise that was making a payment in the amount of $992.00 on 1/12/2018.	Retention	No	Current	Low	No	High	High	No	No	6/2/2017	Owner Occupied	Owner Occupied		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Previously	13
9768BE89-9889-41F9-817C-743D5A976FD6	xxx	xxx	xxx	IL	4/5/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/22/2018. The last borrower contact was on 3/22/2018.  The borrower called to ask if the servicer received their $1.00 payment.  The servicer advised this was received on 3/20/2018.  The borrower advised they wanted to make sure as they are doing bill pay payments.  The borrower did a password reset and advised that they wanted to do bi-weekly payments via bill pay.
 OCCUPANCY: The most recent inspection was completed on 1/9/2018.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/22/2018	Contact made with borrower
The last borrower contact was on 3/22/2018.  The borrower called to ask if the servicer received their $1.00 payment.  The servicer advised this was received on 3/20/2018.  The borrower advised they wanted to make sure as they are doing bill pay payments.  The borrower did a password reset and advised that they wanted to do bi-weekly payments via bill pay.
																		Retention	No	Current	Low	No	High	High	No	No	1/9/2018	Owner Occupied	Not Determined		Never						No	No	Never
8B41DCCD-9FF9-41FC-BDF7-805393E9C09C	xxx	xxx	xxx	WI	4/5/2018	Yes	5/1/2018	Current	9/1/2016	7/25/2017			• MISSING COMMENTS: There are missing servicing comments from 9/1/2016 to 7/25/2017.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/8/2018. The borrower called in to follow-up on their request from two weeks ago to removed escrow from the account.  The borrower was advised that the request was not received.  The borrower will refax the request; no other details are noted.
 LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
															3/8/2018	Contact made with borrower
The borrower called in to follow-up on their request from two weeks ago to removed escrow from the account.  The borrower was advised that the request was not received.  The borrower will refax the request; no other details are noted.
																		Retention	No	Current	Low	No	High	High	No	No			Owner Occupied		Never						No	No	Never
215C48AA-E853-4EBC-A22D-19C9FD6B912F	xxx	xxx	xxx	FL	4/5/2018	Yes	4/1/2018	Current	5/16/2016	6/2/2016	11/25/2017	2/20/2018
• CURRENT FEMA DISASTER AREA: Comments on 9/11/2017 indicate that the property is located in a FEMA Disaster Area, Florida Hurricane xxx, declared on 9/xx/2017 with an end date of 12/xx/2017.  There is no evidence of property damage being reported; no other information was provided.
• OCCUPANCY DISCREPANCY: A property inspection was completed on 3/30/2017 and the property was reported as occupied by unknown party.  On 10/2/2017, the borrower advised that property is owner occupied.
 • MISSING COMMENTS: There are missing servicing comments from 5/16/2016 to 6/2/2016.  There are also missing servicing comments from 11/25/2017 to 2/20/2018.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/5/2018. The borrower was called in regards to making a payment on 3/5/2018.  A payment was scheduled for 3/9/2018 in the amount of $1,161.18 and the payment was posted on 3/9/2018 in the amount of $1,161.18.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 3/30/2017.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															3/5/2018	Contact made with borrower	The borrower was called in regards to making a payment on 3/5/2018. A payment was scheduled for 3/9/2018 in the amount of $1,161.18 and the payment was posted on 3/9/2018 in the amount of $1,161.18.	Retention	No	Current	Low	No	High	High	No	No	3/30/2017	Occupied by Unknown	Owner Occupied		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Never
3AF90036-8D68-4E7B-B3A6-6FE527E9673B	xxx	xxx	xxx	NY	4/5/2018	Yes	4/1/2018	Current	11/2/2017	2/20/2018			• MISSING COMMENTS: There are missing servicing comments from 11/23/2017 to 2/20/2018.
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is Not Determined. The bankruptcy was reported as Discharged; however, the date was not available in the review period.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/13/2018. The borrower called in to make a payment on 3/13/2018.  Assistance was provided to the borrower in creating an online account and making a payment online.  The borrower was also offered e-bill and auto draft. A payment was processed and posted on 3/13/2018 in the amount of $853.93.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 1/3/2017.  The inspection determined the occupancy of the property was Owner Occupied.
															3/13/2018	Contact made with borrower	The borrower called in to make a payment on 3/13/2018. Assistance was provided to the borrower in creating an online account and making a payment online. The borrower was also offered e-bill and auto draft. A payment was processed and posted on 3/13/2018 in the amount of $853.93.	Retention	No	Current	Low	No	High	High	No	No	1/3/2017	Owner Occupied	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Previously	7
683813F2-EE87-4016-87B9-B24B01D8A6B8	xxx	xxx	xxx	NC	4/5/2018	Yes	4/1/2018	Current	6/14/2017	8/2/2017	11/8/2017	2/20/2018	• MISSING COMMENTS: There are missing servicing comments from 6/14/2017 to 8/2/2017. There are also missing servicing comments from 11/8/2017 to 2/20/2018.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/5/2018. The borrower was contacted on 3/5/2018 and was advised of the total amount due of $1161.18. The borrower stated that they would pay on 3/9/2018.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 5/19/2017.  The inspection determined the occupancy of the property was Owner Occupied.
															3/5/2018	Contact made with borrower	The borrower was contacted on 3/5/2018 and was advised of the total amount due of $1161.18. The borrower stated that they would pay on 3/9/2018.	Retention	No	Current	Low	No	High	High	No	No	5/19/2017	Owner Occupied	Owner Occupied		Never						No	No	Never
C24C2F90-80D3-4B75-98B7-A7E51DA3EC89	xxx	xxx	xxx	OH	4/5/2018	Yes	5/1/2018	Current	3/1/2016	8/2/2017	11/25/2017	2/20/2018	• MISSING COMMENTS: There are missing servicing comments from 3/1/2016 to 8/2/2017. There are also missing servicing comments from 11/25/2017 to 2/20/2018.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/26/2018. The borrower called to make a payment.  A payment was processed and posted on 3/26/2018 in the amount of $820.12.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 9/23/2017.  The inspection determined the occupancy of the property was Owner Occupied.
															3/26/2018	Contact made with borrower	The borrower called to make a payment. A payment was processed and posted on 3/26/2018 in the amount of $820.12.	Retention	No	Current	Low	No	High	High	No	No	9/23/2017	Owner Occupied	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Never
D4735A36-F156-4926-9827-E64374C6BBF4	xxx	xxx	xxx	VA	2/28/2018	Yes	1/1/2018	Bankruptcy Ch.13
LOAN STATUS: The loan is currently in Bankruptcy Ch.13 status. The reason for default is reported to be Curtailment of Income.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy is active as of 2/xx/2018. The most recently documented status of the bankruptcy was Bankruptcy Filed as of xxx.
 BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/16/2018. Bankruptcy department took phone pay from Borrower. A payment was processed and posted on 2/16/2018 in the amount of $1,000.00.
															2/16/2018	Contact made with borrower	Bankruptcy department took phone pay from Borrower. A payment was processed and posted on 2/16/2018 in the amount of $1,000.00.	Retention	No	Curtailment of Income	Medium	No	Medium	Medium	No	No			Owner Occupied		Never						No	No	Currently	13
315739	xxx	xxx	xxx	IL	3/1/2018	Yes	8/17/2017	Bankruptcy Ch.13
LOAN STATUS: The loan is currently in Bankruptcy Ch.13 status. The reason for default is reported to be Not Determined.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy is active as of 3/xx/2018. The most recently documented status of the bankruptcy was POC Filed as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/28/2018. During the last communication on 02/28/2018, the borrower requested loan information and due date.  The borrower was advised that the loan had to be set up for bankruptcy and the trustee ledger and payment histories reviewed.  The borrower was advised that they would be updated once the reconciliation is complete and they should resume payments as normal.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															2/28/2018	Contact made with borrower	During the last communication on 02/28/2018, the borrower requested loan information and due date. The borrower was advised that the loan had to be set up for bankruptcy and the trustee ledger and payment histories reviewed. The borrower was advised that they would be updated once the reconciliation is complete and they should resume payments as normal.	Not Determined	No	Not Determined	Medium	No	Medium	Medium	No	No			Not Determined		Never						No	No	Currently	13
8820B056-242A-4F7C-9758-1E1FF5278280	xxx	xxx	xxx	NV	10/18/2017	Yes	10/1/2017	Current	10/19/2017	2/28/2018
• POSSIBLE DEFAULT IMMINENT: The last borrower conversation was on 8/29/2017. The borrower had missed a payment and the servicer provided the total amount due. The borrower confirmed that the reason for default was due to a family emergency and loss of employment. The borrower made a promise to pay and understood that collection calls would continue until the loan was current.
 • MISSING COMMENTS: There are missing servicing comments from 10/19/2017 to 2/28/2018.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 8/29/2017. On 8/29/2017, the servicer provided the borrower with a total amount due in the amount of $842.28.
 LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
															8/29/2017	Contact made with borrower	On 8/29/2017, the servicer provided the borrower with a total amount due in the amount of $842.28.	Retention	No	Current	Medium	Yes	Medium	Medium	No	No					Never						No	No	Never
BC319460-4255-4C9E-B900-AEEBCC31A273	xxx	xxx	xxx	MA	10/23/2017	Yes	10/1/2017	Current	3/1/2016	5/30/2017	10/24/2017	2/28/2018
• POSSIBLE DEFAULT IMMINENT: The borrower is current as of 10/23/2017; however, in the last borrower communication implied that they had excessive obligations.
 • MISSING COMMENTS: There are missing servicing comments from 3/1/2016 to 5/30/2017.There are also missing servicing comments from 10/24/2017 to 2/28/2018.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 8/23/2017. The last borrower contact was on 8/23/2017 in which the borrower called to see if they could make interest payment for a few months and advised their reason for default was due to IRS bill and other expenses. The servicer went over the borrower's financials and advised the paying the principal and interest would not help, the borrower stated they'd look for better homeowner's insurance and would get the information over as soon as possible. As of the end of the review period there is no evidence of a new insurance policy.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 5/16/2014.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Occupied by Unknown.
															8/23/2017	Contact made with borrower
The last borrower contact was on 8/23/2017 in which the borrower called to see if they could make interest payment for a few months and advised their reason for default was due to IRS bill and other expenses. The servicer went over the borrower's financials and advised the paying the principal and interest would not help, the borrower stated they'd look for better homeowner's insurance and would get the information over as soon as possible. As of the end of the review period there is no evidence of a new insurance policy.
																		Retention	No	Current	Medium	Yes	Medium	High	No	No	5/16/2014	Not Determined	Occupied by Unknown		Never						No	No	Never
0FB83DFC-D3A5-445E-96C8-00E1E982FB19	xxx	xxx	xxx	MS	2/13/2018	Yes	2/1/2018	Current	2/14/2018	2/28/2018			• MISSING COMMENTS: There are missing comments from 2/14/2018 to 2/28/2018.
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is N/A. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of 8/xx/2017.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 12/21/2017. On 12/21/2017, the borrower called to make one time draft payment in the amount of $696.17.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 12/24/2015.  The inspection determined the occupancy of the property was Owner Occupied.
															12/21/2017	Contact made with borrower	On 12/21/2017, the borrower called to make one time draft payment in the amount of $696.17.	Retention	No	Current	Low	No	High	High	No	No	12/24/2015	Owner Occupied	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Previously	13
733BEB56-814D-4954-B660-AC1C108FBD65	xxx	xxx	xxx	OH	2/13/2018	Yes	3/1/2018	Current	2/14/2018	2/28/2018			• MISSING COMMENTS: There are missing servicing comments from 2/14/2018 to 2/28/2018.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 10/4/2017. The last borrower contact was on 10/4/2017 in which the borrower called to make the first modified payment in the amount of $1,460.35.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 12/19/2016.  The inspection determined the occupancy of the property was Owner Occupied.
															10/4/2017	Contact made with borrower	The last borrower contact was on 10/4/2017 in which the borrower called to make the first modified payment in the amount of $1,460.35.	Retention	No	Current	Low	No	High	High	No	No	12/19/2016	Owner Occupied	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Never
5F0C942A-C5BA-4FAF-9DFE-6B0CD588409D	xxx	xxx	xxx	FL	2/13/2018	Yes	3/1/2018	Current	2/14/2018	2/28/2018
• MEDIATION HEARING: Per a comment on 12/9/2016, a mediation hearing was scheduled for xxx. The foreclosure was closed on xxx and there were no further comments on the mediation.
• PROPERTY DAMAGE: Per a comment on 10/26/2016, the borrower stated that there was some damage to the property from the hurricane. The servicer advised the borrower to file an insurance claim for damages as soon as possible. There is no indication that a claim was filed or that the damages have been repaired.
• CURRENT FEMA DISASTER AREA: Per a comment on 9/14/2017, a natural disaster was declared by FEMA in the property's county.
 • MISSING COMMENTS: There are missing servicing comments from 2/14/2018 to 2/28/2018.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 5/19/2016. Per a comment on 5/19/2016, the borrower called to ask for the foreclosure attorney's phone number.
DAMAGE: There is evidence of property damage caused by Environmental Issues, the total of which was not provided.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 2/20/2017.  The inspection determined the occupancy of the property was Owner Occupied.
															5/19/2016	Contact made with borrower	Per a comment on 5/19/2016, the borrower called to ask for the foreclosure attorney's phone number.	Retention	No	Current	Low	No	High	High	No	No	2/20/2017	Owner Occupied	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Never
E507E2CD-51A2-4D4E-98AD-14400DE4DA5F	xxx	xxx	xxx	VA	2/13/2018	Yes	2/1/2018	Current	2/14/2018	2/28/2018			• MISSING COMMENTS: There are missing servicer comments from 2/14/2018 to 2/28/2018.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 4/28/2017. On 4/28/2017, the borrower called to state that they went online to make a payment and set it up for 5/1/2017; however, they wanted to cancel it and reschedule it for that day. The borrower was advised they can reschedule it online and to do so to avoid negative credit reporting.
 OCCUPANCY: The most recent inspection was completed on 10/28/2016.  The inspection determined the occupancy of the property was Owner Occupied.
															4/28/2017	Contact made with borrower
On 4/28/2017, the borrower called to state that they went online to make a payment and set it up for 5/1/2017; however, they wanted to cancel it and reschedule it for that day. The borrower was advised they can reschedule it online and to do so to avoid negative credit reporting.
																		Retention	No	Current	Low	No	High	High	No	No	10/28/2016	Owner Occupied	Owner Occupied		Never						No	No	Never
A1E96584-946C-41C9-8548-DE93DDCF968C	xxx	xxx	xxx	FL	11/29/2017	No	Missing	Not Determined	3/1/2016	7/21/2016	11/30/2017	2/28/2018
• POSSIBLE FORECLOSURE DISMISSAL: Per a comment on 11/8/2017, a loan modification is currently in process.
• FORECLOSURE DELAY: Per a comment on 10/3/2017, the foreclosure file was contested due to an answer filed. The file was placed on a loss mitigation hold and the foreclosure counsel could not proceed with resolving the contested matter until the loss mitigation hold was lifted.
• ACTIVE LOSS MITIGATION: Per a comment on 11/8/2017, the modification had begun and was currently in process. A comment on 11/xx/2017 indicated that the modification was going to the countersigned. The new UPB was reported as $xxx, a new interest rate of xxx% and a new principal and interest payment of $xxx.
• PROPERTY DAMAGE: Per a comment on 1/30/2017, there was a claim in review for a roof leak. An estimated amount of damages was reported in the amount of $3,000.00. As of 11/29/2017, there is no indication that the roof leak has been repaired.
• CURRENT FEMA DISASTER AREA: Per a comment on 9/25/2017, a FEMA property inspection was ordered and there were no visible damages from the storm.
• VACANT PROPERTY – INSPECTION: On 10/26/2016, a property inspection was completed and reported the property as vacant and unsecured. The most recent property inspection was completed on 9/23/2017 and reported the property as vacant and secured.
 • MISSING COMMENTS: There are missing servicing comments from 3/1/2016 to 7/21/2016. There are also missing servicing comments from 11/30/2017 to 2/28/2018.

LOAN STATUS: The loan is currently in Loss Mitigation status. The reason for default is reported to be Curtailment of Income.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 11/29/2017. On 11/29/2017, the borrower scheduled a payment and indicated that the reason for default was due to curtailment of income.
DAMAGE: There is evidence of property damage caused by Other which is estimated to total $0-$5,000.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Hold Initiated completed on xxx. There is evidence that the current foreclosure may be dismissed. The foreclosure is currently delayed due to Loss Mitigation.
LOSS MITIGATION: There is evidence of an active Loan Modification associated with this loan. The Loan Modification review began on 11/xx/2017.
 OCCUPANCY: The most recent inspection was completed on 9/23/2017.  The inspection determined the occupancy of the property was Vacant. The property was first reported vacant on 10/26/2016. Conversations with the borrower indicated the occupancy of the property was Not Determined.
															11/29/2017	Contact made with borrower	On 11/29/2017, the borrower scheduled a payment and indicated that the reason for default was due to curtailment of income.	Retention	No	Curtailment of Income	Medium	No	Not Determined	Not Determined	No	No	9/23/2017	Vacant	Not Determined	10/26/2016	Previously	xxx	Hold Initiated	xxx	Yes	Loss Mitigation	Due Date Not Available	No	Never
94BC26BF-4D3B-4A45-A969-3617F007E6B2	xxx	xxx	xxx	NY	4/2/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 5/4/2017. The servicer contacted the borrower who indicated that the servicer should actually speak with their spouse who is the co-borrower.  The borrower provided the contact numbers for the co-borrower.  The servicer did not have any further success reaching the borrower or co-borrower after 5/4/2017.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 3/26/2018.  The inspection determined the occupancy of the property was Not Determined.  The occupancy of the property was Not Determined through conversations with the borrower.
															5/4/2017	Contact made with borrower
The servicer contacted the borrower who indicated that the servicer should actually speak with their spouse who is the co-borrower.  The borrower provided the contact numbers for the co-borrower.  The servicer did not have any further success reaching the borrower or co-borrower after 5/4/2017.
																		Not Determined	No	Current	Medium	No	Medium	Medium	No	No	3/26/2018	Not Determined	Not Determined		Never						No	No	Never
0F1B00D9-6A77-43A2-9202-99151110FEA2	xxx	xxx	xxx	FL	4/2/2018	Yes	4/1/2018	Current	3/1/2016	2/23/2017			• MISSING COMMENTS: There are missing comments from 3/1/2016 to 2/23/2017.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 3/15/2018. The last contact with an authorized third party was on 3/15/2018, in which the ATP was inquiring about 2017 taxes being paid, they were told prior servicer paid them.
 OCCUPANCY: The most recent inspection was completed on 11/29/2017.  The inspection determined the occupancy of the property was Not Determined.  The occupancy of the property was Not Determined through conversations with the borrower.
															3/15/2018	Contact made with borrower	The last contact with an authorized third party was on 3/15/2018, in which the ATP was inquiring about 2017 taxes being paid, they were told prior servicer paid them.	Retention	No	Current	Low	No	High	High	No	No	11/29/2017	Not Determined	Not Determined		Never						No	No	Never
20FEE797-2CA0-409C-B601-2C05E6988ABB	xxx	xxx	xxx	FL	2/13/2018	Yes	1/1/2018	Collections	2/14/2018	2/28/2018
• PROPERTY DAMAGE: Per a comment on 5/2/2016, the borrower stated that they decided not to sell the property as the property needed roof repairs. If they were to sell, the borrower would have to pay out of pocket at closing to fix the repairs. The amount of the repairs needed were not disclosed and as of the end of the review, there is no indication that the roof has been repaired.
• OCCUPANCY DISCREPANCY: Per a conversation with the borrower on 5/2/2016, the property was a second home and they rented it out.
 • MISSING COMMENTS: There are missing servicing comments from 2/14/2018 to 2/28/2018.

LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Illness.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/26/2018. On 1/26/2018, the borrower stated that they had back surgery and were going to send a $2,000.00 payment.
DAMAGE: There is evidence of property damage caused by Other, the total of which was not provided.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 2/11/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Tenant Occupied.
															1/26/2018	Contact made with borrower	On 1/26/2018, the borrower stated that they had back surgery and were going to send a $2,000.00 payment.	Not Determined	No	Illness	Medium	No	Medium	Medium	No	No	2/11/2017	Owner Occupied	Tenant Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Never
2BA830A7-E32C-41B6-A8C5-F2E92C055708	xxx	xxx	xxx	MD	4/2/2018	Yes	4/1/2018	Current
• PROPERTY DAMAGE: According to an exterior valuation effective 4/5/2017, the subject property is in fair overall condition with a repair estimate of $2,500 which could escalate depending on the interior condition.  The valuation indicated overgrown vegetation with worn exterior siding in need of paint and significant debris piled three to four feet high in the enclosed patio. There is no indication these issues were addressed as of the end of the review period.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 1/25/2018. The borrower indicated on 1/25/2018 that they made a payment online. The payment history confirmed a payment in the amount of $215.31 was made on 1/25/2018 for the 1/1/2018 payment.
DAMAGE: There is evidence of property damage caused by Other which is estimated to total $0-$5,000.
 OCCUPANCY: The most recent inspection was completed on 4/5/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															1/25/2018	Contact made with borrower	The borrower indicated on 1/25/2018 that they made a payment online. The payment history confirmed a payment in the amount of $215.31 was made on 1/25/2018 for the 1/1/2018 payment.	Retention	No	Current	Low	No	Medium	High	No	No	4/5/2017	Not Determined	Owner Occupied		Never						No	No	Never
74FD76F8-945F-4F5D-934C-0CF7D9C96DF3	xxx	xxx	xxx	FL	4/2/2018	Yes	4/1/2018	Current
• CURRENT FEMA DISASTER AREA: The borrower confirmed on 9/15/2017 that they were affected by the natural disaster. According to a comment on 10/10/217, the borrower was approved for a special forbearance plan. The borrower eventually declined the forbearance plan on 2/28/2018. Additionally, an exterior valuation obtained in October 2017 confirmed the property was in average condition and an insurance claim was not warranted.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 3/1/2018. The most recent contact occurred on 3/1/2018 in which the borrower indicated that they experienced a temporary hardship and intended to bring the account current. The borrower indicated they previously set up a payment for the February and March payments and they were frustrated with the daily calls. The servicer apologized for the calls. The payment history confirms that the 2/1/2018 and 3/1/2018 were paid on 3/1/2018 with a total payment of $847.34.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Declined Forbearance associated with this loan.  The prior loss mitigation review of Forbearance was Declined on 2/xx/2018.
 OCCUPANCY: Conversations with the borrower indicated the property was Owner Occupied.
															3/1/2018	Contact made with borrower
The most recent contact occurred on 3/1/2018 in which the borrower indicated that they experienced a temporary hardship and intended to bring the account current. The borrower indicated they previously set up a payment for the February and March payments and they were frustrated with the daily calls. The servicer apologized for the calls. The payment history confirms that the 2/1/2018 and 3/1/2018 were paid on 3/1/2018 with a total payment of $847.34.
																		Retention	No	Current	Medium	No	Medium	High	No	No			Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Never
2F3D6AEB-8FE6-4DA7-9970-E76D125D0A5E	xxx	xxx	xxx	RI	4/2/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 3/14/2018. The last contact with the borrower was on 3/14/2018 when the borrower called in pertaining to homeowner's insurance and their ex-spouse's name which is still on the mortgage statement.  The borrower indicated the loan was modified two years ago and it was never removed. The servicer provided the borrower with phone numbers and hours for the team; however, no further information was made available.
LOSS MITIGATION: There is evidence of a previous Completed Repayment Plan associated with this loan.  The prior loss mitigation review of Repayment Plan was Completed on 5/xx/2017.
 OCCUPANCY: The most recent inspection was completed on 7/25/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															3/14/2018	Contact made with borrower	The last contact with the borrower was on 3/14/2018 when the borrower called in pertaining to homeowner's insurance and their ex-spouse's name which is still on the mortgage statement. The borrower indicated the loan was modified two years ago and it was never removed. The servicer provided the borrower with phone numbers and hours for the team; however, no further information was made available.	Retention	No	Current	Low	No	High	High	No	No	7/25/2017	Not Determined	Owner Occupied		Never						No	No	Previously	7
9FF1A3EC-AC40-4020-8ADE-86742F4F88BF	xxx	xxx	xxx	CA	4/2/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 2/1/2018. The last contact with the borrower was on 2/1/2018, the call was in reference to making a payment online. The borrower stated they were out of the country due to a death in the family, and was asking if credit has been impacted; the borrower was advised no impact to credit.
 OCCUPANCY: The most recent inspection was completed on 10/12/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the property was Owner Occupied.
															2/1/2018	Contact made with borrower
The last contact with the borrower was on 2/1/2018, the call was in reference to making a payment online. The borrower stated they were out of the country due to a death in the family, and was asking if credit has been impacted; the borrower was advised no impact to credit.
																		Retention	No	Current	Low	No	High	High	No	No	10/12/2017	Not Determined	Owner Occupied		Never						No	No	Never
56FE050B-2E03-42DE-ABD2-BF00029C5981	xxx	xxx	xxx	NC	5/31/2018	Yes	5/17/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 9/21/2017. The last borrower contact occurred 9/21/2017, when the borrower called the servicer. Comments indicate the borrower was upset and requested to speak with their single point of contact. No further details were stated.
LOSS MITIGATION: There is evidence of a previous Completed Payment Deferral/Extension associated with this loan. The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 8/21/2017. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															9/21/2017	Contact made with borrower
The last borrower contact occurred 9/21/2017, when the borrower called the servicer. Comments indicate the borrower was upset and requested to speak with their single point of contact. No further details were stated.
																		Retention	No	Current	Medium	No	Medium	Medium	No	No	8/21/2017	Not Determined	Owner Occupied		Never						No	No	Never
414D7374-6845-418A-8AD1-B148DF37D624	xxx	xxx	xxx	GA	5/31/2018	Yes	6/1/2018	Current	6/1/2016	6/30/2016			• MISSING COMMENTS: There are missing servicing comments from 6/1/2016 to 6/30/2016.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 3/15/2018. The last contact with the borrower was on 3/15/2018 when the borrower called indicating they were trying to make a payment via the interactive voice response (IVR) system, but they were transferred to customer service. The borrower was transferred back to the IVR and was informed about the fee and not to use the speaker phone with the IVR. Comments do not indicate a payment made the same day.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan. The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 5/17/2017. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/15/2018	Contact made with borrower
The last contact with the borrower was on 3/15/2018 when the borrower called indicating they were trying to make a payment via the interactive voice response (IVR) system, but they were transferred to customer service.  The borrower was transferred back to the IVR and was informed about the fee and not to use the speaker phone with the IVR.  Comments do not indicate a payment made the same day.
																		Retention	No	Current	Medium	No	Medium	Medium	No	No	5/17/2017	Not Determined	Not Determined		Never						No	No	Never
16192C41-1A95-4CF8-9669-D5027B727D4C	xxx	xxx	xxx	FL	5/31/2018	Yes	6/1/2018	Current	6/1/2016	7/7/2016			• MISSING COMMENTS: There are missing servicing comments from 6/1/2016 to 7/7/2016.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 11/6/2017. The most recent borrower contact occurred on 11/6/2017 in which the borrower was advised that the extension agreement would cover November 2017 and December 2017 payment making the account due for January 2018, the borrower was also advised of the escrow amount that was due. Stated that they had no money to pay, the servicer suggested applying for a modification with the new servicer and the loan was schedule for service release in July.
LOSS MITIGATION: There is evidence of a previous Completed Payment Deferral/Extension associated with this loan. The date of the prior loss mitigation status is not available.
 OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.
															11/6/2017	Contact made with borrower
The most recent borrower contact occurred on 11/06/2017 in which the borrower was advised that the extension agreement would cover November 2017 and December 2017 payment making the account due for January 2018, the borrower was also advised of the escrow amount that was due.  Stated that they had no money to pay, the servicer suggested applying for a modification with the new servicer and the loan was schedule for service release in July.
																		Retention	No	Current	Medium	No	Medium	Medium	No	No			Not Determined		Never						No	No	Never
A485C9D7-00FE-4BA9-8ADC-2DBCB597CF55	xxx	xxx	xxx	SC	5/31/2018	Yes	7/1/2018	Current	6/1/2016	1/9/2018			• MISSING COMMENTS: There are missing servicing comments from 6/1/2016 to 1/9/2018.
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The bankruptcy case number is Not Determined. The bankruptcy status was not determined.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 6/18/2018. The servicer made contact with the authorized third party on 6/18/2018 and inquired about the 6/2018 payment. The authorized spouse advised that they would speak with the borrower and then make a payment online. Servicing comments on 6/28/2018 indicate a payment in the amount of $1,049.61 was made.
FORECLOSURE: There is evidence of current foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Hold Initiated completed on xxx.
 OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.
															6/18/2018	Contact made with borrower
The servicer made contact with the authorized third party on 6/18/2018 and inquired about the 6/2018 payment.  The authorized spouse advised that they would speak with the borrower and then make a payment online.  Servicing comments on 6/28/2018 indicate a payment in the amount of $1,049.61 was made.
																		Retention	No	Current	Low	No	High	High	No	No			Not Determined		Currently	xxx	Hold Initiated	xxx	No	N/A	No	No	Previously	Not Determined
D2BC315F-68FC-4B34-A767-F3D4429212FC	xxx	xxx	xxx	NY	5/31/2018	Yes	6/1/2018	Loss Mitigation	6/1/2016	6/30/2016
• ACTIVE LOSS MITIGATION: During a phone call on 6/29/2018 the servicer offered the borrower a repayment plan to start on xxx. The borrower agreed to the repayment plan and set up the payment for xxx.
 • MISSING COMMENTS: There are missing servicer comments from 6/1/2016 to 6/30/2016.

LOAN STATUS: The loan is currently in Loss Mitigation status. The reason for default is reported to be Curtailment of Income.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 6/29/2018. The borrower spoke with the servicer on 6/29/2018 about changing the draft date of the payment to 7/6/2018. The servicer also offered the borrower a repayment plan to start on 8/1/2018. The borrower agreed to the repayment plan and set up the payment for 7/6/2018.
LOSS MITIGATION: There is evidence of an active Repayment Plan associated with this loan. The Repayment Plan was Approved on xxx. The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 5/25/2018. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															6/29/2018	Contact made with borrower
The borrower spoke with the servicer on 6/29/2018 about changing the draft date of the payment to 7/6/2018. The servicer also offered the borrower a repayment plan to start on xxx. The borrower agreed to the repayment plan and set up the payment for xxx.
																		Retention	No	Curtailment of Income	Medium	No	Medium	Medium	No	No	5/25/2018	Not Determined	Owner Occupied		Never						No	No	Never
8D3D3E59-25C4-481B-A8FE-38F0064B2AF2	xxx	xxx	xxx	MA	7/3/2018	Yes	7/1/2018	Current	6/1/2016	6/30/2016
• DELINQUENT PROPERTY TAX: The borrower sent in a copy of the 2018 tax bill which shows delinquent taxes for the 1st and 2nd installment in the amount of $1,386.01. On 7/2/2018, a tax research task was opened.  Per the comments, the property has delinquent water/sewer charges that were added onto the 4th quarter tax bill. The base, penalties and interest will be paid from escrow as these charges are the responsibility of the borrower.
 • MISSING COMMENTS: There is missing comments from 6/1/2016 through 6/30/2016.

LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The bankruptcy case number is Not Determined. The bankruptcy was reported as Discharged; however, the date was not available in the review period.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 6/14/2018. The borrower called in regarding delinquent taxes. The borrower was advised that taxes were paid in April and to send in the information received showing delinquent taxes via fax. The borrower faxed the information and a research task was opened.
DELINQUENT PROPERTY TAX: There is evidence of unpaid delinquent taxes that total $0-$5,000.
 OCCUPANCY: The most recent inspection was completed on 9/11/2017. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.
															6/14/2018	Contact made with borrower
The borrower called in regarding delinquent taxes.  The borrower was advised that taxes were paid in April and to send in the information received showing delinquent taxes via fax.  The borrower faxed the information and a research task was opened.
																		Retention	No	Current	Low	No	High	High	No	No	9/11/2017	Not Determined	Not Determined		Never						No	No	Previously	Not Determined
3674C7B5-1C65-4ACB-B803-5DE2B889C72D	xxx	xxx	xxx	NC	5/31/2018	Yes	7/1/2018	Current	6/1/2016	6/30/2016			• MISSING COMMENTS: There are missing comments from 6/1/2016 to 6/30/2016.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 7/2/2018. The last contact with the co-borrower was made on 7/2/2018. An outbound call was made regarding the payment due for 7/1/2018. The co-borrower stated a payment will be made by grace period but not exactly sure when and that the borrower is self-employed and will pay when funds are received. As of 7/5/2018, the payment has not been received.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan. The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 5/1/2018. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.
															7/2/2018	Contact made with borrower
The last contact with the co-borrower was made on 7/2/2018.  An outbound call was made regarding the payment due for 7/1/2018.  The co-borrower stated a payment will be made by grace period but not exactly sure when and that the borrower is self-employed and will pay when funds are received.  As of 7/5/2018, the payment has not been received.
																		Retention	No	Current	Low	No	High	High	No	No	5/1/2018	Not Determined	Not Determined		Never						No	No	Never
BB7EEACD-FEAC-4179-8E0B-C01683494023	xxx	xxx	xxx	PA	5/31/2018	Yes	7/1/2018	Current	6/1/2016	9/19/2017			• MISSING COMMENTS: There are missing servicing comments from 6/1/2016 to 9/19/2017.
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is Not Determined. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 11/15/2017. The last borrower contact occurred 11/15/2017, when the borrower called regarding loan information. The borrower gave authorization for a third party. No further details were stated.
 OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.
															11/15/2017	Contact made with borrower	The last borrower contact occurred 11/15/2017, when the borrower called regarding loan information. The borrower gave authorization for a third party. No further details were stated.	No Contact	No	Current	Medium	No	Medium	Medium	No	No			Not Determined		Never						No	No	Previously	13
947B3A83-6D29-430C-8011-88323BD5DD92	xxx	xxx	xxx	CO	5/31/2018	Yes	7/1/2018	Current	6/1/2016	10/12/2017			• MISSING COMMENTS: There are missing servicing comments from 6/1/2016 to 10/12/2017.
LOAN STATUS: The loan is currently in Current status.
 BORROWER CONTACT: The last date of contact on behalf of the borrower was 6/7/2018. The last borrower contact was made on 6/7/2018. The borrower called in to confirm that everything was fine with the account and the servicer went over the escrow and payment information. The borrower had no further questions.
															6/7/2018	Contact made with borrower
The last borrower contact was made on 6/7/2018.  The borrower called in to confirm that everything was fine with the account and the servicer went over the escrow and payment information.  The borrower had no further questions.
																		Retention	No	Current	Low	No	High	High	No	No			Owner Occupied		Never						No	No	Never
E922A69A-EDA0-41A8-9AD9-A122423D1B98	xxx	xxx	xxx	NV	5/31/2018	Yes	7/1/2018	Current	6/1/2016	11/6/2017			• MISSING COMMENTS: There are missing servicing comments from 6/1/2016 to 11/6/2017.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 5/14/2018. The last borrower contact occurred 5/14/2018, when the servicer called the borrower for a collections call. The borrower made a payment at that time.
 OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.
															5/14/2018	Contact made with borrower	The last borrower contact occurred 5/14/2018, when the servicer called the borrower for a collections call. The borrower made a payment at that time.	Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Never
7987202B-FEC3-43C3-ADB6-A9EED0893A24	xxx	xxx	xxx	FL	5/31/2018	Yes	8/1/2018	Foreclosure
• FORECLOSURE DELAY: According to a comment from 1/25/2018 to foreclosure was put on hold for loss mitigation.  A loan modification was completed on xxx.  There is no evidence the foreclosure was closed and billed or that the loss mitigation hold was removed from the loan post modification. There was no further mention of the foreclosure process post loan modification.
 • CURRENT FEMA DISASTER AREA: A servicer comment dated 9/19/2017 indicates that the property is located in a FEMA disaster area, declared on 9/xx/2017. A comment dated 10/4/2017 states that a FEMA property inspection was completed and it was determined that there was no damage to the property.

LOAN STATUS: The loan is currently in Foreclosure status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 3/2/2018. The last borrower contact occurred 3/2/2018, when the borrower called to inquire about payments and account information related to a recently completed modification. The servicer advised of the payment and account details.
FORECLOSURE: There is evidence of current foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Hold Initiated completed on xxx. The foreclosure is currently delayed due to Loss Mitigation.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan. The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 2/8/2018. The inspection determined the occupancy of the property was Owner Occupied. Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/2/2018	Contact made with borrower
The last borrower contact occurred 3/2/2018, when the borrower called to inquire about payments and account information related to a recently completed modification.  The servicer advised of the payment and account details.
																		Retention	No	Current	Medium	No	Medium	Medium	No	No	2/8/2018	Owner Occupied	Not Determined		Currently	xxx	Hold Initiated	xxx	No	Loss Mitigation	No	No	Never
014A9375-1C70-4E6B-BE6C-A0B520555EF0	xxx	xxx	xxx	FL	5/31/2018	Yes	7/1/2018	Current	6/1/2016	11/5/2017
• PROPERTY DAMAGE: According to a comment from 1/10/2018 the property was impacted by a recent hurricane.  On 2/6/2018 an insurance check was received in the amount of $17,349.66 for endorsement.  There were no further details provided as to the scope of the damages or the status of the repairs.
 • MISSING COMMENTS: There are missing servicer comments from 6/1/2016 to 11/5/2017.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 2/16/2018. The servicer received an e-mail from the borrower on 2/16/2018 with a third party authorization for the insurance loss information.
DAMAGE: There is evidence of property damage caused by Storm Damage which is estimated to total $10,000-$50,000.
 OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.
															2/16/2018	Contact made with borrower	The servicer received an e-mail from the borrower on 2/16/2018 with a third party authorization for the insurance loss information.	Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Never
193E8B8E-CC0C-4C85-B766-A6FF83302753	xxx	xxx	xxx	CA	5/31/2018	Yes	7/1/2018	Current	6/1/2016	5/21/2018
• POSSIBLE INSURANCE COVERAGE LAPSE: Comments dated 6/6/2018 and 6/25/2018 indicated there was insufficient insurance coverage.  A letter was requested to be sent to the borrower.  There were no additional details about the insurance coverage in the review period.
• BORROWER DISPUTE: On 5/22/2018 the borrower inquired about late charges that were put on the account by the prior servicer and were to be corrected. The borrower was given a contact number, but there was no indication the late charge issue was resolved.
 • MISSING COMMENTS: There are missing servicing comments from 6/1/2016 to 5/21/2018.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 5/22/2018. The last contact with the borrower was on 5/22/2018 when the borrower inquired about late charges that were put on the account by the prior servicer. The borrower was given a contact number, but there was no indication the late charge issue was resolved.
 OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.
															5/22/2018	Contact made with borrower
The last contact with the borrower was on 5/22/2018 when the borrower inquired about late charges that were put on the account by the prior servicer.  The borrower was given a contact number, but there was no indication the late charge issue was resolved.
																		Retention	No	Current	Low	No	High	High	Yes	No			Not Determined		Never						No	No	Never
9952F6DB-F8D3-48F6-8867-8F47B1507D2C	xxx	xxx	xxx	NY	5/31/2018	Yes	7/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 6/22/2018. The last contact with the borrower was on 6/22/2018 when the borrower called in to make a onetime payment in the amount of $1,940.89. The borrower was provided a confirmation number.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The most recently completed foreclosure milestone was Hold Initiated completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan. The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 2/9/2018. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.
															6/22/2018	Contact made with borrower	The last contact with the borrower was on 6/22/2018 when the borrower called in to make a onetime payment in the amount of $1,940.89. The borrower was provided a confirmation number.	Retention	No	Current	Low	No	Medium	Medium	No	No	2/9/2018	Not Determined	Not Determined		Previously		Hold Initiated	xxx	No	N/A	No	No	Never
A0CA8FE7-C18C-419A-A738-3C3C2A7F3B6D	xxx	xxx	xxx	WI	5/31/2018	Yes	7/1/2018	Current	12/1/2016	5/31/2018			• MISSING COMMENTS: There are missing servicing comments from 12/1/2016 to 5/31/2018	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Contact attempted but unable to contact borrower. There is no evidence of recent borrower contact.		Contact attempted but unable to contact borrower		No Contact	No	Current	Low	No	Not Determined	Not Determined	No	No			No Borrower Contact		Never						No	No	Never
A698FD55-CCFD-4323-AA78-D2C556995645	xxx	xxx	xxx	AZ	5/31/2018	Yes	7/1/2018	Current	5/1/2016	5/31/2018			• MISSING COMMENTS: There are missing servicing comments from 5/1/2016 to 5/31/2018.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 6/23/2018. On 6/23/2018, the borrower was reached regarding a welcome call due to servicing transfer. The borrower verified their information and advised they would register online to make payments. The borrower made a payment by phone in the amount of $969.84 and was provided a confirmation number.
 OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.
															6/23/2018	Contact made with borrower
On 6/23/2018, the borrower was reached regarding a welcome call due to servicing transfer. The borrower verified their information and advised they would register online to make payments. The borrower made a payment by phone in the amount of $969.84 and was provided a confirmation number.
																		Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Never
3793DFDC-E50C-4A03-BC4A-0E7426F5AE31	xxx	xxx	xxx	AZ	6/22/2018	Yes	7/1/2018	Current	10/1/2016	5/31/2018			• MISSING COMMENTS: There are missing servicing comments from 10/1/2016 to 5/31/2018.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 6/22/2018. The borrower stated they didn't have time to complete the new boarding call. They indicated they would call back later to completed the welcome call and to make a payment.
 OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.
															6/22/2018	Contact made with borrower	The borrower stated they didn't have time to complete the new boarding call. They indicated they would call back later to completed the welcome call and to make a payment.	Retention	No	Current	Low	No	Not Determined	Not Determined	No	No			Not Determined		Never						No	No	Never
DF947B82-ED12-424C-9645-68FD2AC14315	xxx	xxx	xxx	NY	5/31/2018	Yes	7/1/2018	Current	6/1/2016	12/29/2017			• MISSING COMMENTS: There are missing servicing comments from 6/1/2016 to 12/29/2017.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 1/12/2018. The most recent borrower contact occurred on 1/18/2018 in which the borrower was advised that the prior servicer paid $33,000.00 in delinquent water/sewer lien and a new escrow analysis will be completed which will cause their payment to increase approximately $600.00, the borrower agree to have the shortage spread over 60 months.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan. The date of the prior loss mitigation status is not available.
 OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.
															1/12/2018	Contact made with borrower
The most recent borrower contact occurred on 1/18/2018 in which the borrower was advised that the prior servicer paid $33,000.00 in delinquent water/sewer lien and a new escrow analysis will be completed which will cause their payment to increase approximately $600.00, the borrower agree to have the shortage spread over 60 months.
																		Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Never
4FF3734A-999B-4790-9FB5-4725923031C0	xxx	xxx	xxx	UT	7/2/2018	Yes	7/1/2018	Current	12/1/2017	5/31/2018			• MISSING COMMENTS: There are missing servicing comments from 12/1/2017 to 5/31/2018. .	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Contact attempted but unable to contact borrower. There is no evidence of recent borrower contact.		Contact attempted but unable to contact borrower		No Contact	No	Current	Low	No	Not Determined	Not Determined	No	No			No Borrower Contact		Never						No	No	Never
FF616345-4157-4591-97B5-D94F980C6A4A	xxx	xxx	xxx	LA	7/5/2018	Yes	7/1/2018	Current	4/1/2017	5/31/2018			• MISSING COMMENTS: There are missing servicing comments from 4/1/2017 to 5/31/2018
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 6/29/2018. The last contact with the borrower was on 6/29/2018 when the borrower completed the welcome call. They wanted to confirm that spouse was authorized on the loan and to confirm a payment was set up for $1542.57.
 OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.
															6/29/2018	Contact made with borrower
The last contact with the borrower was on 6/29/2018 when  the borrower completed the welcome call.   They wanted to confirm that  spouse was authorized on the loan and to confirm a payment was set up for $1542.57.
																		Retention	No	Current	Low	No	Not Determined	Not Determined	No	No			Not Determined		Never						No	No	Never
D0C8484A-E628-4BC5-A78F-667129E955E2	xxx	xxx	xxx	WI	5/31/2018	Yes	11/1/2018	Current/Bankruptcy	6/1/2016	5/31/2018			• MISSING COMMENTS: There are missing servicing comments from 6/1/2016 to 5/31/2018.	LOAN STATUS: The loan is currently in Current/Bankruptcy status. BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy is active as of 5/xx/2018. The most recently documented status of the bankruptcy was Bankruptcy Filed as of xxx. BORROWER CONTACT: Contact attempted but unable to contact borrower. There is no evidence of recent borrower contact.		Contact attempted but unable to contact borrower		No Contact	No	Current	Low	No	High	High	No	No			No Borrower Contact		Never						No	No	Currently	13
9DB3DC23-F932-46EC-ABED-07F8506969B6	xxx	xxx	xxx	NJ	5/31/2018	Yes	7/1/2018	Current	6/1/2016	5/31/2018			• MISSING COMMENTS: There are missing servicing comments from 6/1/2016 to 5/31/2018.	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Contact attempted but unable to contact borrower. There is no evidence of recent borrower contact.		Contact attempted but unable to contact borrower		No Contact	No	Current	Low	No	High	High	No	No			No Borrower Contact		Never						No	No	Never
3D77F114-66D6-4ED6-B36F-B82B16A36D41	xxx	xxx	xxx	TX	5/31/2018	Yes	7/1/2018	Current	6/1/2016	7/7/2016
• CURRENT FEMA DISASTER AREA: Servicer comments dated 9/6/2017 indicate the property is located in a FEMA declared disaster area. A comment dated 10/5/2017 states the property was not damaged from the hurricane.
 • MISSING COMMENTS: There are missing servicing comments from 6/1/2016 to 7/7/2016.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 1/30/2018. The last borrower contact occurred on 1/30/2018, when the borrower returned the servicer's collection call. The borrower stated they would make the January and February payments on 2/5/2018. The pay history review indicates both payments were made on 2/8/2018.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan. The date of the prior loss mitigation status is not available.
 OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.
															1/30/2018	Contact made with borrower
The last borrower contact occurred on 1/30/2018, when the borrower returned the servicer's collection call. The borrower stated they would make the January and February payments on 2/5/2018. The pay history review indicates both payments were made on 2/8/2018.
																		Retention	No	Current	Low	No	Medium	Medium	No	No			Not Determined		Never						No	No	Never
9E6424E7-46D5-40F4-9520-70F18CADECB5	xxx	xxx	xxx	TN	5/31/2018	Yes	7/1/2018	Current	6/1/2016	7/7/2016
• POSSIBLE INSURANCE COVERAGE LAPSE: On 7/14/2017 there was a comment indicating a quick issue force placed insurance policy expired 8/12/2017 and on 5/18/2018 a Lender’s place insurance renewal letter went out to the borrower.  There was no additional information after this within the review period.
 • MISSING COMMENTS: There are missing servicing comments from 6/1/2016 to 7/7/2016.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 6/19/2018. The last contact with the borrower was on 6/19/2018 when the borrower requested a pay history to be sent to them. The document was to be emailed to the borrower the same day. There are no comments if the borrower received the pay history.
 OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.
															6/19/2018	Contact made with borrower
The last contact with the borrower was on 6/19/2018 when the borrower requested a pay history to be sent to them.  The document was to be emailed to the borrower the same day.  There are no comments if the borrower received the pay history.
																		Retention	No	Current	Medium	No	Medium	Medium	No	No			Not Determined		Never						No	No	Never
A3D4C4BE-5B77-45A7-9CA6-EEAADD22EDF4	xxx	xxx	xxx	MI	5/31/2018	Yes	7/1/2018	Current	6/1/2016	7/7/2016			• MISSING COMMENTS: There is missing history for 6/1/2016 to 7/7/2016.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 5/11/2018. The last contact with the borrower was on 5/11/2018. The borrower was advised of the amount due for the 6/1/18 payment. The borrower understood.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan. The date of the prior loss mitigation status is not available.
 OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.
															5/11/2018	Contact made with borrower	The last contact with the borrower was on 5/11/2018. The borrower was advised of the amount due for the 06/01/18 payment. The borrower understood.	Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Never
99D567F0-7039-42AB-845F-512920DDFBFE	xxx	xxx	xxx	CA	5/31/2018	Yes	7/1/2018	Current	6/1/2016	6/30/2016			• MISSING COMMENTS: There are missing servicing comments from 6/1/2016 to 6/30/2016
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 4/19/2018. The last contact with the borrower was on 4/19/2018 when the authorized third party called in to advise someone was taking pictures of the property. The authorized third party was transferred to the single point of contact's voicemail. Additional information was not disclosed.
LOSS MITIGATION: There is evidence of a previous Completed Payment Deferral/Extension associated with this loan. The date of the prior loss mitigation status is not available.
 OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.
															4/19/2018	Contact made with borrower
The last contact with the borrower was on 4/19/2018 when the authorized third party called in to advise someone was taking pictures of the property. The authorized third party was transferred to the single point of contact's voicemail. Additional information was not disclosed.
																		Retention	No	Current	Medium	No	Medium	Medium	No	No			Not Determined		Never						No	No	Never
34797AFE-B3CC-43C5-8E4B-61853636D435	xxx	xxx	xxx	AL	5/31/2018	Yes	7/1/2018	Current	6/1/2016	6/30/2016			• MISSING COMMENTS: There are missing servicing comments from 6/1/2016 to 6/30/2016.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 6/15/2018. The co-borrower advised that the June payment had already been sent. A payment was posted on 6/20/2018.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan. The date of the prior loss mitigation status is not available.
 OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.
															6/15/2018	Contact made with borrower	The co-borrower advised that the June payment had already been sent. A payment was posted on 6/20/2018.	Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Never
5B705983-78E4-477A-864D-7343E1093CEC	xxx	xxx	xxx	LA	5/31/2018	Yes	7/1/2018	Current	6/1/2016	6/30/2016			• MISSING COMMENTS: There are missing servicing comments from 6/1/2016 to 6/30/2016
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 3/30/2018. The last contact with the borrower was on 3/30/2018, the borrower was not aware of the escrow shortage, and is waiting on a paycheck. The borrower set up a draft for $3,464.00.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Payment Deferral/Extension associated with this loan. The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 2/13/2018. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/30/2018	Contact made with borrower	The last contact with the borrower was on 3/30/2018, the borrower was not aware of the escrow shortage, and is waiting on a paycheck. The borrower set up a draft for $3,464.00.	Retention	No	Current	Medium	No	Medium	Medium	No	No	2/13/2018	Not Determined	Not Determined		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Never
4602735D-DACA-4B8F-9A0A-8CD69A8C06AA	xxx	xxx	xxx	MA	5/31/2018	Yes	7/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 5/14/2018. The borrower spoke with the servicer on 5/14/2018 and set up a payment over the phone in the amount of $1,644.13.
LOSS MITIGATION: There is evidence of a previous Completed Payment Deferral/Extension associated with this loan. The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 3/28/2018. The inspection determined the occupancy of the property was Owner Occupied. Conversations with the borrower indicated the occupancy of the property was Not Determined.
															5/14/2018	Contact made with borrower	The borrower spoke with the servicer on 5/14/2018 and set up a payment over the phone in the amount of $1,644.13.	Retention	No	Current	Low	No	Medium	Medium	No	No	3/28/2018	Owner Occupied	Not Determined		Never						No	No	Never
9C1A5B8C-06CC-4B9C-A712-BBFE11C3B2D7	xxx	xxx	xxx	VA	5/31/2018	Yes	7/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 5/30/2018. The last contact with the borrower was on 5/30/2018. The borrower called to make a onetime draft payment in the amount of $1,277.62. The borrower was offered ebill/ach. The borrower stated the reason for delinquency was due to having problems with the recent payment.
LOSS MITIGATION: There is evidence of a previous Completed Payment Deferral/Extension associated with this loan. The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 4/26/2017. The inspection determined the occupancy of the property was Occupied by Unknown. Conversations with the borrower indicated the occupancy of the property was Not Determined.
															5/30/2018	Contact made with borrower
The last contact with the borrower was on 5/30/2018.  The borrower called to make a onetime draft payment in the amount of $1,277.62.  The borrower was offered ebill/ach.  The borrower stated the reason for delinquency was due to having problems with the recent payment.
																		Retention	No	Current	Low	No	High	High	No	No	4/26/2017	Occupied by Unknown	Not Determined		Never						No	No	Never
A2AB83CD-02D4-4265-8BCD-F3B064D33E25	xxx	xxx	xxx	CA	5/31/2018	Yes	7/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 6/27/2018. The most recent borrower contact occurred on 6/27/2018 in which the borrower made a payment in the amount of $905.71 effective for 6/30/2018. The borrower also indicated the reason the loan was behind was due to illness. The payment was posted on 6/30/2018
LOSS MITIGATION: There is evidence of a previous Completed Payment Deferral/Extension associated with this loan. The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 3/22/2018. The inspection determined the occupancy of the property was Owner Occupied. Conversations with the borrower indicated the occupancy of the property was Not Determined.
															6/27/2018	Contact made with borrower
The most recent borrower contact occurred on 6/27/2018 in which the borrower made a payment in the amount of $905.71 effective for 6/30/2018. The borrower also indicated the reason the loan was behind was due to illness. The payment was posted on 6/30/2018
																		Retention	No	Current	Low	No	Medium	Medium	No	No	3/22/2018	Owner Occupied	Not Determined		Never						No	No	Never
A536F9E6-0BF7-4CB5-B3F0-7E25693B7F1A	xxx	xxx	xxx	FL	5/31/2018	Yes	7/1/2018	Current
• PROPERTY DAMAGE: Comments from 9/15/2017 indicate the property sustained damage from a recent hurricane and has a leaky roof. The borrower advised they will be filing an insurance claim. There was no further evidence provided to confirm if a claim was filed and if the damage has been repaired.
 • CURRENT FEMA DISASTER AREA: According to comments from 9/12/2017 the property was declared to be in a FEMA disaster area due to a recent hurricane.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 6/18/2018. The servicer spoke with the borrower on 6/18/2018 about making a payment. The borrower advised they will be scheduling the payment via the website to be debited on 6/30/2018 in the amount of $2,332.94.
DAMAGE: There is evidence of property damage caused by Storm Damage, the total of which was not provided.
LOSS MITIGATION: There is evidence of a previous Completed Payment Deferral/Extension associated with this loan. The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 6/28/2017. The inspection determined the occupancy of the property was Owner Occupied. Conversations with the borrower indicated the occupancy of the property was Not Determined.
															6/18/2018	Contact made with borrower
The servicer spoke with the borrower on 6/18/2018 about making a payment.  The borrower advised they will be scheduling the payment via the website to be debited on 6/30/2018 in the amount of $2,332.94.
																		Retention	No	Current	Low	No	High	High	No	No	6/28/2017	Owner Occupied	Not Determined		Never						No	No	Never
08296C93-27E6-4B93-B09D-3C550E894CD7	xxx	xxx	xxx	NH	5/31/2018	Yes	7/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 7/6/2018. The borrower spoke with the servicer on 7/6/2018 and set up a payment over the phone in the amount of $1,030.86
LOSS MITIGATION: There is evidence of a previous Completed Payment Deferral/Extension associated with this loan. The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 11/18/2017. The inspection determined the occupancy of the property was Owner Occupied. Conversations with the borrower indicated the occupancy of the property was Not Determined.
															7/6/2018	Contact made with borrower	The borrower spoke with the servicer on 7/6/2018 and set up a payment over the phone in the amount of $1,030.86	Retention	No	Current	Medium	No	Medium	Medium	No	No	11/18/2017	Owner Occupied	Not Determined		Never						No	No	Never
1279DB40-9A53-461B-9AA2-BF34BF41CC2B	xxx	xxx	xxx	FL	5/31/2018	Yes	7/1/2018	Current
• CURRENT FEMA DISASTER AREA: The comments on 9/12/2017 indicate that the property was in a FEMA Declare Disaster area which started 9/xx/2017 and expires 12/xx/2017. The borrower advised that the property was not damaged or impacted by the hurricane.

LOAN STATUS: The loan is currently in Current status.
 BORROWER CONTACT: The last date of contact on behalf of the borrower was 5/31/2018. The most recent borrower contact occurred on 5/31/2018 when the borrower made a payment in the amount of $735.01. The borrower was trying to make payment online, but was not allowed due to funds in suspense. The servicer waived the pay by phone fee.
															5/31/2018	Contact made with borrower
The most recent borrower contact occurred on 5/31/2018 when the borrower made a payment in the amount of $735.01.  The borrower was trying to make payment online, but was not allowed due to funds in suspense.  The servicer waived the pay by phone fee.
																		Retention	No	Current	Low	No	High	High	No	No			Owner Occupied		Never						No	No	Never
F082A3B2-B73C-4C50-AC69-4A5F5C7990BB	xxx	xxx	xxx	FL	5/31/2018	Yes	5/1/2018	Collections	6/1/2016	6/30/2016
• PROPERTY DAMAGE: A comment date 10/1/2017 indicates there was property damage due to a hurricane.  The borrower indicated the roof was lifted off the house and there was flooding.  There are no comments in the review period indicating repairs were completed.
• CURRENT FEMA DISASTER AREA: A comment dated 10/1/2017 indicates the property is in a FEMA declared disaster area and that the borrower applied for FEMA assistance.  The property was damaged by a hurricane and had roof damage.
 • MISSING COMMENTS: There are missing comments fro 6/1/2016 - 6/30/2016.

LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Curtailment of Income.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 6/26/2018. The last contact with the borrower was on 06/26/2018. The borrower was advised the loan is being service released as of 7/16/2018. The borrower was advised the investor will not accept loss mitigation option requests during the transfer. The borrower was advised payments can be accepted which will be transferred with the loan.
DAMAGE: There is evidence of property damage caused by Storm Damage, the total of which was not provided.
LOSS MITIGATION: There is evidence of a previous Completed Payment Deferral/Extension associated with this loan. The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 6/20/2016. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															6/26/2018	Contact made with borrower
The last contact with the borrower was on 06/26/2018.  The borrower was advised the loan is being service released as of 7/16/2018.  The borrower was advised the investor will not accept loss mitigation option requests during the transfer.  The borrower was advised payments can be accepted which will be transferred with the loan.
																		Retention	No	Curtailment of Income	Medium	No	Low	Medium	No	No	6/20/2016	Not Determined	Owner Occupied		Never						No	No	Never
DB8EBC44-F2C8-4F82-B4F3-8525DA2C5416	xxx	xxx	xxx	TN	5/31/2018	Yes	7/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 6/29/2018. On 6/29/2018, the co-borrower called in and made a payment in the amount of $711.98.
LOSS MITIGATION: There is evidence of a previous Completed Payment Deferral/Extension associated with this loan. The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 5/22/2018. The inspection determined the occupancy of the property was Owner Occupied. Conversations with the borrower indicated the occupancy of the property was Not Determined.
															6/29/2018	Contact made with borrower	On 6/29/2018, the co-borrower called in and made a payment in the amount of $711.98.	Retention	No	Current	Medium	No	Medium	Medium	No	No	5/22/2018	Owner Occupied	Not Determined		Never						No	No	Never
9C857F15-4860-4ABE-BC1E-77F8F05BF1AC	xxx	xxx	xxx	OH	5/31/2018	Yes	7/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 6/27/2018. The borrower called to verify if the Sale of Ownership letter that they received was legitimate. The borrower was advised that this could not be confirmed as there was not reference in notes and to call back in a couple of days to verify. No other information was disclosed.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan. The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 12/21/2017. The inspection determined the occupancy of the property was Owner Occupied. Conversations with the borrower indicated the occupancy of the property was Not Determined.
															6/27/2018	Contact made with borrower
The borrower called to verify if the Sale of Ownership letter that they received was legitimate.  The borrower was advised that this could not be confirmed as there was not reference in notes and to call back in a couple of days to verify. No other information was disclosed.
																		Retention	No	Current	Low	No	High	High	No	No	12/21/2017	Owner Occupied	Not Determined		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Never
B5CC81F6-F193-46D2-A4DF-271D276EF514	xxx	xxx	xxx	WI	5/31/2018	Yes	7/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 11/30/2017. The borrower called in to  make a payment for the total amount due of $332.30. A payment was posted on 11/30/2017 in the amount of $342.30 which included a draft fee of $10.00.
 OCCUPANCY: The most recent inspection was completed on 7/5/2017. The inspection determined the occupancy of the property was Owner Occupied. Conversations with the borrower indicated the occupancy of the property was Not Determined.
															11/30/2017	Contact made with borrower	The borrower called in to to make a payment for the total amount due of $332.30. A payment was posted on 11/30/2017 in the amount of $342.30 which included a draft fee of $10.00.	Retention	No	Current	Low	No	High	High	No	No	7/5/2017	Owner Occupied	Not Determined		Never						No	No	Never
76ED30F8-5A55-4F0B-8226-EA1FDFE21EA9	xxx	xxx	xxx	NC	5/31/2018	Yes	7/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 1/10/2018. The most recent borrower contact occurred on 1/10/2018 in which the borrower promised to make a payment on 1/15/2018 on the website. On 1/15/2018 it is noted that a payment was made in the amount of $1,453.49.
LOSS MITIGATION: There is evidence of a previous Completed Payment Deferral/Extension associated with this loan. The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 7/24/2017. The inspection determined the occupancy of the property was Owner Occupied. Conversations with the borrower indicated the occupancy of the property was Not Determined.
															1/10/2018	Contact made with borrower
The most recent borrower contact occurred on 1/10/2018 in which the borrower promised to make a payment on 1/15/2018 on the website. On 1/15/2018 it is noted that a payment was made in the amount of $1,453.49.
																		Retention	No	Current	Low	No	High	High	No	No	7/24/2017	Owner Occupied	Not Determined		Never						No	No	Never
D9F59F42-A6CE-48A3-83C2-A9DF3C1CA04E	xxx	xxx	xxx	MS	5/31/2018	Yes	7/1/2018	Current
• HARDEST HIT FUND: The comments on 7/8/2016 and 3/21/2018 that the borrower was received funds from the Hardest Hit Fund program; however, the flag was removed from the account on 5/xx/2018.
• VACANT PROPERTY – BORROWER: The borrower stated that the property was vacant on 3/21/2018; however, they also stated tenants may be moving in 4/1/2018. There were no further updates in the review period.
 • OCCUPANCY DISCREPANCY: The borrower stated that the property was vacant with tenants possibly moving in; however, the property inspection completed stated the property was owner occupied.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 3/21/2018. The most recent borrower contact occurred on 3/21/2018 in which the borrower made a payment in the amount of $549.07 and promised to make another payment by end of the month,
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan. The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 4/28/2017. The inspection determined the occupancy of the property was Owner Occupied. Conversations with the borrower indicated the occupancy of the property was Vacant.
															3/21/2018	Contact made with borrower	The most recent borrower contact occurred on 3/21/2018 in which the borrower made a payment in the amount of $549.07 and promised to make another payment by end of the month,	Retention	No	Current	Low	No	High	High	No	No	4/28/2017	Owner Occupied	Vacant		Never						No	No	Never
7D7AF1CB-573D-4F1F-BF21-B9F39FC4E3C4	xxx	xxx	xxx	GA	5/31/2018	Yes	7/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
 BORROWER CONTACT: The last date of contact on behalf of the borrower was 6/21/2018. Contact was made with the borrower and the borrower advised that they are catching up from being sick. The borrower scheduled a payment for 6/30/2018 in the amount of $2,267.79 which included a $10.00 draft fee and the payment was posted on 6/30/2018.
															6/21/2018	Contact made with borrower
Contact was made with the borrower and the borrower advised that they are catching up from being sick.  The borrower scheduled a payment for 6/30/2018 in the amount of $2,267.79 which included a $10.00 draft fee and the payment was posted on 6/30/2018.
																		Retention	No	Current	Low	No	Medium	High	No	No			Owner Occupied		Never						No	No	Never
11F103C9-2A99-412E-8DE7-11EC1AF0EC53	xxx	xxx	xxx	NY	5/31/2018	Yes	7/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 8/11/2017. The most recent borrower contact occurred on 8/11/2017 in which the servicer provided the borrower a status update on the account and provided the next payment due date on the stipulation agreement.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan. The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 6/3/2017. The inspection determined the occupancy of the property was Owner Occupied. Conversations with the borrower indicated the occupancy of the property was Not Determined.
															8/11/2017	Contact made with borrower	The most recent borrower contact occurred on 8/11/2017 in which the servicer provided the borrower a status update on the account and provided the next payment due date on the stipulation agreement.	Retention	No	Current	Low	No	Medium	High	No	No	6/3/2017	Owner Occupied	Not Determined		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Never
22B49A92-BC05-4219-8FCC-5A0169A6299C	xxx	xxx	xxx	WI	5/31/2018	Yes	8/1/2018	Current	6/1/2016	7/3/2016			• MISSING COMMENTS: There are missing servicing comments from 6/1/2016 through 7/3/2016.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 5/30/2018. On 5/30/2018, the borrower called in regarding fees on the statement they received. The borrower was advised the fees were due to the modification. The borrower was advised the loan will not show past due as long as the monthly payment in the amount of $1,102.09 is received and that they have until the end of the loan to pay the fees. The borrower advised that regular payments would be made and they may call back to discuss further.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan. The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 9/25/2017. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															5/30/2018	Contact made with borrower
On 5/30/2018, the borrower called in regarding fees on the statement they received.  The borrower was advised the fees were due to the modification.  The borrower was advised the loan will not show past due as long as the monthly payment in the amount of $1,102.09 is received and that they have until the end of the loan to pay the fees.  The borrower advised that regular payments would be made and they may call back to discuss further.
																		Retention	No	Current	Low	No	High	High	No	No	9/25/2017	Not Determined	Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Never
F19AB81F-22BE-4A69-8271-30E57E83415B	xxx	xxx	xxx	CO	5/31/2018	Yes	8/1/2018	Current	6/1/2016	1/10/2018			• MISSING COMMENTS: There are missing servicing comments from 6/1/2016 to 1/10/2018.
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The bankruptcy case number is Not Determined. The bankruptcy status was not determined. The most recently documented status of the bankruptcy was Not Determined as of 1/xx/2018.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 3/15/2018. The last contact with the borrower was on 3/15/2018 when the borrower called in to make a payment effective 3/15/2018 in the amount of $1,230.50.
 OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/15/2018	Contact made with borrower	The last contact with the borrower was on 3/15/2018 when the borrower called in to make a payment effective 3/15/2018 in the amount of $1,230.50.	Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Previously	Not Determined
1EFD1E7B-E089-4B90-81DE-AB03A72D7285	xxx	xxx	xxx	PA	5/31/2018	Yes	8/1/2018	Current	6/1/2016	5/20/2018			• MISSING COMMENTS: There are missing servicing comments from 6/1/2016 to 5/20/2018.
LOAN STATUS: The loan is currently in Current status.
 BORROWER CONTACT: The last date of contact on behalf of the borrower was 5/31/2018. The last borrower contact occurred 5/31/2018, when the borrower called to inquire about payments and the service transfer. The servicer advised the borrower of the payment mailing address, and the borrower stated the June payment was to be mailed. The pay history review indicates a payment was posted on 6/5/2018.
															5/31/2018	Contact made with borrower
The last borrower contact occurred 5/31/2018, when the borrower called to inquire about payments and the service transfer. The servicer advised the borrower of the payment mailing address, and the borrower stated the June payment was to be mailed. The pay history review indicates a payment was posted on 6/5/2018.
																		Retention	No	Current	Low	No	High	High	No	No			Owner Occupied		Never						No	No	Never
92AC5596-EF36-47C4-9C61-AB04D2477E35	xxx	xxx	xxx	LA	5/31/2018	Yes	8/1/2018	Current	6/1/2016	1/24/2018			• MISSING COMMENTS: There are missing servicing comments from 6/1/2016 to 1/24/2018.
LOAN STATUS: The loan is currently in Current status.
 BORROWER CONTACT: The last date of contact on behalf of the borrower was 7/2/2018. The borrower called the servicer on 7/2/2018 in order to schedule a payment over the phone.
															7/2/2018	Contact made with borrower	The borrower called the servicer on 7/2/2018 in order to schedule a payment over the phone.	Non-Retention	No	Current	Low	No	Not Determined	Not Determined	No	No			Tenant Occupied		Never						No	No	Never
8DB3F5C2-DC90-417C-AF5E-93018ADFE583	xxx	xxx	xxx	PA	5/31/2018	Yes	8/1/2018	Current	6/1/2016	6/30/2016			• MISSING COMMENTS: There is missing comments for 6/1/2016 to 6/30/2016.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 1/3/2018. The last contact with the borrower was on 1/3/2018. The borrower inquired if the payment sent in the amount of $3550.00 was received. The borrower was advised the payment was received. The borrower was also advised of the late fees in the amount of $1081.03. The borrower was advised the late fees last until the end of the loan.
LOSS MITIGATION: There is evidence of a previous Completed Payment Deferral/Extension associated with this loan. The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 12/27/2017. The inspection determined the occupancy of the property was Owner Occupied.
															1/3/2018	Contact made with borrower
The last contact with the borrower was on 1/3/2018.  The borrower inquired if the payment sent in the amount of $3550.00 was received.  The borrower was advised the payment was received.  The borrower was also advised of the late fees in the amount of $1081.03.  The borrower was advised the late fees last until the end of the loan.
																		Retention	No	Current	Low	No	High	High	No	No	12/27/2017	Owner Occupied	Owner Occupied		Never						No	No	Never
78395E85-960F-4105-A53A-A6900EF57E20	xxx	xxx	xxx	OR	5/31/2018	Yes	8/1/2018	Current	6/1/2016	7/7/2016			• MISSING COMMENTS: There are missing servicing comments from 6/1/1/2016 to 7/7/2016.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 3/20/2018. The borrower called in and wanted to know total amount due. The borrower was advised $1,544.96. A payment was processed and posted on 3/30/2018 in the amount of $1,544.96.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan. The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 10/4/2017. The inspection determined the occupancy of the property was Occupied by Unknown. Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/20/2018	Contact made with borrower	The borrower called in and wanted to know total amount due. The borrower was advised $1,544.96. A payment was processed and posted on 3/30/2018 in the amount of $1,544.96.	Retention	No	Current	Low	No	High	High	No	No	10/4/2017	Occupied by Unknown	Not Determined		Never						No	No	Never
B8D752F5-8604-4C1B-A2FC-4B3D383BE097	xxx	xxx	xxx	CA	5/31/2018	Yes	8/1/2018	Current	6/1/2016	7/7/2016			• MISSING COMMENTS: There are missing servicing comments from 6/1/2016 to 7/7/2016.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 2/1/2018. The most recent borrower contact occurred on 2/01/2018 in which the borrower stated they sent a payment on 1/31/2018. The also indicated that they got behind due to the holidays.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan. The date of the prior loss mitigation status is not available.
 OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.
															2/1/2018	Contact made with borrower	The most recent borrower contact occurred on 2/01/2018 in which the borrower stated they sent a payment on 1/31/2018. The also indicated that they got behind due to the holidays.	Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Never
C8E46F60-BDD4-4EB3-87ED-013B23E0FBA8	xxx	xxx	xxx	DC	5/31/2018	Yes	8/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 6/8/2018. On 6/8/2018, the borrower was reached regarding their payment due. The borrower scheduled a payment in the amount of $1,316.79 for 6/21/2018.
LOSS MITIGATION: There is evidence of a previous Completed Repayment Plan associated with this loan. The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 12/22/2017. The inspection determined the occupancy of the property was Owner Occupied. Conversations with the borrower indicated the occupancy of the property was Not Determined.
															6/8/2018	Contact made with borrower	On 6/8/2018, the borrower was reached regarding their payment due. The borrower scheduled a payment in the amount of $1,316.79 for 6/21/2018.	Retention	No	Current	Low	No	High	High	No	No	12/22/2017	Owner Occupied	Not Determined		Never						No	No	Never
2839421C-72CE-44CB-B459-30A0BE2B3E6B	xxx	xxx	xxx	WA	5/31/2018	Yes	8/1/2018	Current					• DECEASED BORROWER OR CO-BORROWER: Comments on 6/27/2017 indicate the receipt of the death certificate for the borrower; no other information was disclosed.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 4/14/2018. The borrower called in to make a payment . The borrower was advised of total amount due $3,661.32 but scheduled a payment in the amount of $1,888.77 and advised that they would make another payment on 4/28/2018. On 4/12/2018, a payment was posted in the amount of $1,888.77; however, the next payment that was received was on 5/8/2018 in the amount of $3,398.91 which brought the loan current.
DECEASED BORROWER: There is evidence that the borrower and/or co-borrower is deceased.
LOSS MITIGATION: There is evidence of a previous Completed Payment Deferral/Extension associated with this loan. The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 6/26/2017. The inspection determined the occupancy of the property was Owner Occupied. Conversations with the borrower indicated the occupancy of the property was Not Determined.
															4/14/2018	Contact made with borrower
The borrower called in to make a payment .  The borrower was advised of total amount due $3,661.32 but scheduled a payment in the amount of $1,888.77 and advised that they would make another payment on 4/28/2018. On 4/12/2018, a payment was posted in the amount of $1,888.77; however, the next payment that was received was on 5/8/2018 in the amount of $3,398.91 which brought the loan current.
																		Retention	No	Current	Low	No	Medium	Medium	No	Yes	6/26/2017	Owner Occupied	Not Determined		Never						No	No	Never
FC7681E6-7EFE-4B1D-AF88-E3AFBE2BA40E	xxx	xxx	xxx	NY	3/22/2018	Yes	3/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/12/2018. The most recent contact occurred on 2/12/2018 when taxes and insurance was discussed. The borrower stated they don’t pay taxes normally and the servicer requested documentation showing how the taxes are paid. There were no additional updates from the borrower regarding how the taxes are paid.
 LOSS MITIGATION: There is evidence of a previous Completed Repayment Plan associated with this loan.  The date of the prior loss mitigation status is not available.
															2/12/2018	Contact made with borrower
The most recent contact occurred on 2/12/2018 when taxes and insurance was discussed. The borrower stated they don’t pay taxes normally and the servicer requested documentation showing how the taxes are paid. There were no additional updates from the borrower regarding how the taxes are paid.
																		Retention	No	Current	Low	No	High	High	No	No			Owner Occupied		Never						No	No	Never
3D1B1A11-2168-40C2-ADDD-330F5AEACBF1	xxx	xxx	xxx	AL	3/23/2018	Yes	3/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
 BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/23/2018. The most recent contact occurred on 3/23/2018 when the servicer advised of the total amount due. The borrower responded that they mailed the payment on 3/21/2018 because they were waiting on their social security check. The servicer attempted to inform the borrower of the payment options but the borrower declined.
															3/23/2018	Contact made with borrower
The most recent contact occurred on 3/23/2018 when the servicer advised of the total amount due. The borrower responded that they mailed the payment on 3/21/2018 because they were waiting on their social security check. The servicer attempted to inform the borrower of the payment options but the borrower declined.
																		Retention	No	Current	Low	No	High	High	No	No			Owner Occupied		Never						No	No	Never
E386CDC8-1193-458B-B028-4B38E4822F9D	xxx	xxx	xxx	OH	3/15/2018	Yes	3/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/6/2018. The most recent contact occurred on 2/6/2018 when the payment amount due and payment options were discussed. The borrower gave permission to draft a payment in the amount of $256.82. Additionally, the servicer advised of the welcome letters that were mailed due to the service transfer.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
 LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
															2/6/2018	Contact made with borrower
The most recent contact occurred on 2/6/2018 when the payment amount due and payment options were discussed. The borrower gave permission to draft a payment in the amount of $256.82. Additionally, the servicer advised of the welcome letters that were mailed due to the service transfer.
																		Retention	No	Current	Low	No	High	High	No	No			Owner Occupied		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Never
7631BC51-14FA-496F-ACC7-881C1129B216	xxx	xxx	xxx	NY	3/22/2018	Yes	4/1/2018	Current
• DELINQUENT PROPERTY TAX: According to a comment on 2/9/2018, it was reported that the taxes were paid but there was a multi-dwelling fee for the 2016/2017 tax year in the amount of $13.00. The delinquent tax issue remains outstanding as of the end of the review period.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/20/2018. The most recent contact occurred on 2/20/2018 when the borrower indicated the property is owner occupied and they intend to retain the property. The borrower stated they had a temporary reduction in income given a tenant moved out and repairs were required on the property before a new tenant moved in. Additionally, the borrower called to make the payment and stated they were locked out of their website account. The servicer reset the account password and the borrower stated they will make the payment online. Per the transaction history, the borrower made the payment on 2/21/2018.
DELINQUENT PROPERTY TAX: There is evidence of unpaid delinquent taxes that total $0-$5,000.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
 LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
															2/20/2018	Contact made with borrower
The most recent contact occurred on 2/20/2018 when the borrower indicated the property is owner occupied and they intend to retain the property. The borrower stated they had a temporary reduction in income given a tenant moved out and repairs were required on the property before a new tenant moved in. Additionally, the borrower called to make the payment and stated they were locked out of their website account. The servicer reset the account password and the borrower stated they will make the payment online. Per the transaction history, the borrower made the payment on 2/21/2018.
																		Retention	No	Current	Low	No	High	High	No	No			Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Never
AEA38587-59E9-46F9-95DE-67C21E165055	xxx	xxx	xxx	SC	3/7/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/7/2018. The most recent contact occurred on 3/7/2018 when the servicer advised of the fees associated with making the payment over the phone but making the payment via mail or online does not incur processing fees. The borrower stated they mailed the payment on 3/3/2018. According to the transaction history, the payment was posted on 3/7/2018.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
 LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
															3/7/2018	Contact made with borrower
The most recent contact occurred on 3/7/2018 when the servicer advised of the fees associated with making the payment over the phone but making the payment via mail or online does not incur processing fees. The borrower stated they mailed the payment on 3/3/2018. According to the transaction history, the payment was posted on 3/7/2018.
																		Retention	No	Current	Low	No	High	High	No	No			Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Never
0FE2AA77-6CF6-4470-B45B-67528371181A	xxx	xxx	xxx	NY	3/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/20/2018. The most recent contact occurred on 3/20/2018 when the borrower stated they will send the 4/1/2018 payment by 4/4/2018.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
 LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
															3/20/2018	Contact made with borrower	The most recent contact occurred on 3/20/2018 when the borrower stated they will send the 4/1/2018 payment by 4/4/2018.	Retention	No	Current	Low	No	High	High	No	No			Owner Occupied		Previously		Close and Bill	xxx	No	N/A	No	No	Never
2187EAFA-054B-469F-90F1-E20144DAF257	xxx	xxx	xxx	Missing	3/9/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
 BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/9/2018. The most recent contact occurred on 3/9/2018 when the borrower called and inquired how to change their name in the system. The servicer advised to send in the marriage certificate.
															3/9/2018	Contact made with borrower	The most recent contact occurred on 3/9/2018 when the borrower called and inquired how to change their name in the system. The servicer advised to send in the marriage certificate.	Retention	No	Current	Low	No	High	High	No	No			Owner Occupied		Never						No	No	Never
7ED0CCAB-5260-4CF6-9077-81768B58822F	xxx	xxx	xxx	PA	3/20/2018	Yes	4/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/20/2018. The most recent contact occurred on 3/20/2018 when the borrower stated they will make the payment by 3/23/2018 via the website. The servicer advised they would follow up if the payment is not made within five days. According to the transaction history, the payment was posted on 3/23/2018.
 LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
															3/20/2018	Contact made with borrower
The most recent contact occurred on 3/20/2018 when the borrower stated they will make the payment by 3/23/2018 via the website. The servicer advised they would follow up if the payment is not made within five days. According to the transaction history, the payment was posted on 3/23/2018.
																		Retention	No	Current	Low	No	High	High	No	No			Owner Occupied		Never						No	No	Never
2262CE94-9F56-4407-8CC8-B6DC7743C73E	xxx	xxx	xxx	NJ	3/9/2018	Yes	4/1/2018	Current
• OCCUPANCY DISCREPANCY: The most recent inspection completed on 4/8/2017 reported the property was occupied by an unknown occupant. However, the borrower revealed the property was owner occupied on 12/11/2017.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 12/11/2017. The most recent contact occurred on 12/11/2017 when the borrower called regarding the online account access. The servicer reset the password and unlocked the account and informed the borrower of ACH and other payment options.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Dismissed completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 4/8/2017.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															12/11/2017	Contact made with borrower
The most recent contact occurred on 12/11/2017 when the borrower called regarding the online account access. The servicer reset the password and unlocked the account and informed the borrower of ACH and other payment options.
																		Retention	No	Current	Low	No	High	High	No	No	4/8/2017	Occupied by Unknown	Owner Occupied		Previously		Dismissed	xxx	No	N/A	No	No	Never
7C55A55B-C281-4E6A-8645-879FD54F9AC1	xxx	xxx	xxx	Missing	3/3/2018	Yes	4/1/2018	Current
• OCCUPANCY DISCREPANCY: The most recent inspection completed on 3/20/2017 reported the property was occupied by an unknown occupant. However, the borrower revealed the property was owner occupied on 2/8/2018.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/8/2018. The most recent contact occurred on 2/8/2018 when the co-borrower stated the borrower pays the account and will pay by 2/16/2018. The servicer advised they will follow up. According to the transaction history, the payment was made on 2/9/2018.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 3/20/2017.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															2/8/2018	Contact made with borrower
The most recent contact occurred on 2/8/2018 when the co-borrower stated the borrower pays the account and will pay by 2/16/2018. The servicer advised they will follow up. According to the transaction history, the payment was made on 2/9/2018.
																		Retention	No	Current	Low	No	High	High	No	No	3/20/2017	Occupied by Unknown	Owner Occupied		Never						No	No	Never
96E9C900-2867-495F-ADB6-225E387FF981	xxx	xxx	xxx	GA	3/4/2018	Yes	5/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 7/24/2017. The most recent contact occurred on 7/24/2017 when the borrower inquired about the payment. The servicer advised of the payment options and grace period.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 2/10/2017.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															7/24/2017	Contact made with borrower	The most recent contact occurred on 7/24/2017 when the borrower inquired about the payment. The servicer advised of the payment options and grace period.	Retention	No	Current	Low	No	High	High	No	No	2/10/2017	Not Determined	Owner Occupied		Never						No	No	Never
F6297F07-3CFF-45F4-B80F-2137F5CEA6E4	xxx	xxx	xxx	PA	3/8/2018	Yes	5/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 6/6/2017. The most recent contact occurred on 6/6/2017 when the borrower called to discuss the account. The servicer reviewed the modification terms and the escrow breakdown. The borrower provided authorization for a third party and indicated they would send in the partial payment to satisfy the full contractual payment.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 5/9/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															6/6/2017	Contact made with borrower
The most recent contact occurred on 6/6/2017 when the borrower called to discuss the account. The servicer reviewed the modification terms and the escrow breakdown. The borrower provided authorization for a third party and indicated they would send in the partial payment to satisfy the full contractual payment.
																		Not Determined	No	Current	Low	No	High	High	No	No	5/9/2017	Owner Occupied	Not Determined		Never						No	No	Never
D7E0E08F-C2F0-4EF9-8787-A9922B750D0D	xxx	xxx	xxx	CT	1/18/2017	Yes	2/1/2017	Current					N/A
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: On 3/17/2016, the servicer reviewed and approved the loan for a fresh start to defer a payment in the amount of $1,689.17. The deferment was deemed complete on xxx.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
  ADDITIONAL INFORMATION: The last inspection was completed on 1/14/2016;and the the property was reported owner occupied.
																				Current								Owner			Never		N/A						Never	N/A
0439B956-1E5D-4A54-B993-6C0FAC59E51A	xxx	xxx	xxx	RI	1/18/2017	Yes	2/1/2017	Current
Comments on 2/4/2015 indicate that loan modification was declined on 9/2/2014 because the borrower did not accept the offer. Comments on 3/16/2015 indicate that the servicer advised the borrower of the modification denial because the borrower did not return any of the requested documents. Comments on 7/xx/2015 indicated that the borrower accepted a streamline modification offer for a six month trial period. Trial modification documents were mailed to the borrower on xxx. The first trial payment in the amount of $xxx was due by xxx. The borrower made the first trial payment on xxx. Comments on 3/xx/2016 indicated that the borrower completed the trial payments and the final modification documents were approved and sent to the borrower on xxx. The executed modification agreement was received from the borrower on 4/xx/2016. On xxx, the streamline modification was completed with an effective date of xxx, a interest rate of xxx%, principal and interest payment of $xxx, a forbearance amount of $xxx, a principal reduction of $xxx and a maturity date of xxx. Additionally, the modification principal reduction adjustment for year one was completed on xxx.

 FORECLOSURE: Comments 4/9/2015 indicate that the foreclosure attorney acknowledged the servicer’s instructions to proceed. On 4/30/2015, the foreclosure was transferred to new firm and a foreclosure restart was required.  The loan was referred to the foreclosure attorney on xxx. Demand letters were sent on xxx and expired on xxx.  Comments on 10/09/2015 indicate that a foreclosure sale was scheduled for xxx and that the first publication is set for xxx; however on xxx, the foreclosure was placed on hold as a trail modification was approved. On xxx, the foreclosure sale was cancelled. The foreclosure was closed on xxx as a loan modification was completed.
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: Comments on 2/4/2015 indicate that loan modification was declined on 9/xx/2014 because the borrower did not accept the offer. Comments on 3/16/2015 indicate that the servicer advised the borrower of the modification denial because the borrower did not return any of the requested documents. Comments on 7/7/2015 indicated that the borrower accepted a streamline modification offer for a six month trial period. Trial modification documents were mailed to the borrower on xxx. The first trial payment in the amount of $xxx was due by xxx. The borrower made the first trial payment on xxx. Comments on 3/14/2016 indicated that the borrower completed the trial payments and the final modification documents were approved and sent to the borrower on xxx. The executed modification agreement was received from the borrower on 4/xx/2016. On xxx, the streamline modification was completed with an effective date of xxx, a interest rate of xxx%, principal and interest payment of $xxx, a forbearance amount of $xxx, a principal reduction of $xxx and a maturity date of xxx. Additionally, the modification principal reduction adjustment for year one was completed on xxx.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: Comments on 2/4/2015 indicate that loan modification was declined on 9/xx/2014 because the borrower did not accept the offer. Comments on 3/16/2015 indicate that the servicer advised the borrower of the modification denial because the borrower did not return any of the requested documents. Comments on 7/7/2015 indicated that the borrower accepted a streamline modification offer for a six month trial period. Trial modification documents were mailed to the borrower on xxx. The first trial payment in the amount of $xxx was due by xxx. The borrower made the first trial payment on xxx. Comments on 3/14/2016 indicated that the borrower completed the trial payments and the final modification documents were approved and sent to the borrower on xxx. The executed modification agreement was received from the borrower on 4/xx/2016. On xxx, the streamline modification was completed with an effective date of xxx, a interest rate of xxx%, principal and interest payment of $xxx, a forbearance amount of $xxx, a principal reduction of $xxx and a maturity date of xxx. Additionally, the modification principal reduction adjustment for year one was completed on xxx.
  ADDITIONAL INFORMATION: Comments on 2/4/2015 indicate that loan modification was declined on 9/2/2014 because the borrower did not accept the offer. Comments on 3/16/2015 indicate that the servicer advised the borrower of the modification denial because the borrower did not return any of the requested documents. A property inspection was completed on 4/23/2016 and the property was reported as owner occupied.
																				Current								Owner			Previously		Close and Bill						Never	N/A
BABCFA29-11FE-4C1F-AE43-29AB52B0F9B4	xxx	xxx	xxx	IL	1/16/2017	Yes	2/1/2017	Current					N/A
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: The account was approved for a Fresh Start Forbearance Plan on 3/xx/2016; additionally, the agreement was uploaded for completion.  A total deferment of $3,624.76 was completed on 3/xx/2016.  The account was previously considered for a HAMP modification.  A completed loss mitigation package from the borrower was submitted for underwriting review on 5/8/2015.  The account was declined on 6/5/2015 due to the debt coverage ratio was not within acceptable guidelines.  The account was also modified outside the review period; however, the terms were not detailed.  Additionally, the modification principal reduction adjustment for year two was completed 7/xx/2015, and the principal reduction adjustment for year three was completed 8/xx/2016.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
  ADDITIONAL INFORMATION: A property inspection completed 3/18/2016 reported the subject as owner occupied.
																				Current								Owner			Never		N/A						Never	N/A
A41C425A-F060-4F9A-9553-43D3D1457F5B	xxx	xxx	xxx	MI	1/18/2017	Yes	1/1/2017	Current					N/A
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: Commentary dated 1/7/2015 indicates the account was previously modified; the first principal reduction was completed on 7/10/2015 forgiving $8,073.80 from the principal balance. Commentary dated 9/30/2015 indicates the remaining reduction balance will be placed in forbearance and will be due at maturity/payoff as the account is no longer current and in good standing.  The account was approved for a one month Fresh Start Forbearance on 3/xx/2016 with a deferred amount of $4,185.22; with the deferral amount due at loan maturity.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
  ADDITIONAL INFORMATION: The borrower contacted the Servicer on 8/6/2015 to advise the subject property sustained water damages; an insurance claim was filed under claim # xxx with a date of loss reported as 8/2/2015 with an estimated loss amount of $5,000.00. A 100% inspection was completed and received on 10/26/2015; the final draft check was issued on 12/9/2015 in the amount of $5,000.00. Per the most recent property inspection completed on 3/5/2016 the subject property is owner occupied.
																				Current								Owner			Never		N/A						Never	N/A
8BF7ADFC-C65D-43AD-BA12-87CBA06B2418	xxx	xxx	xxx	FL	1/16/2017	Yes	2/1/2017	Current
The account was approved for a 6 month streamline loan modification trial plan on xxx with the first payment of $xxx due on xxx. On 8/xx/2015, it was indicated that the borrower completed the trial plan successfully. The final modification documents were sent to the borrower and the executed loan modification documents were received on 12/xx/2015. The loan modification was booked on xxx with an effective date of xxx, a new interest rate of xxx%, principal and interest payment of $xxx, and maturity date of xxxx. The terms indicated that there was also a principal reduction in the amount of $xxx. In addition, a principal reduction adjustment for year one was completed on xxx.

 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: The account was approved for a 6 month streamline loan modification trial plan on xxx with the first payment of $xxx due on xxx. It was indicated that the borrower completed the trial plan successfully. The final modification documents were sent to the borrower and the executed loan modification documents were received on 12/xx/2015. The loan modification was booked on xxx with an effective date of xxx, a new interest rate of xxx%, principal and interest payment of $xxx, and maturity date of xxxx. The terms indicated that there was also a principal reduction in the amount of $xxx. In addition, a principal reduction adjustment for year one was completed on xxx.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: The account was approved for a 6 month streamline loan modification trial plan on xxx with the first payment of $xxx due on xxx. On 8/8/2015, it was indicated that the borrower completed the trial plan successfully. The final modification documents were sent to the borrower and the executed loan modification documents were received on 12/xx/2015. The loan modification was booked on xxx with an effective date of xxx, a new interest rate of xxx%, principal and interest payment of $xxx, and maturity date of xxxx. The terms indicated that there was also a principal reduction in the amount of $xxx. In addition, a principal reduction adjustment for year one was completed on xxx.
  ADDITIONAL INFORMATION: A property inspection completed on 2/9/2016 indicated that the property is owner occupied.
																				Current								Owner			Never		N/A						Never	N/A
BF9A50F7-D3CA-4D7C-A888-37BCC302BD10	xxx	xxx	xxx	WA	5/4/2018	Yes	5/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 5/5/2017. The most recent contact occurred on 5/5/2017 when the borrower had an inquiry about the payment and the website. The servicer processed the payment via phone the same day.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															5/5/2017	Contact made with borrower	The most recent contact occurred on 5/5/2017 when the borrower had an inquiry about the payment and the website. The servicer processed the payment via phone the same day.	Not Determined	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Never
E1F067C6-4C25-46A2-BC90-265F07E8ED1E	xxx	xxx	xxx	CA	5/4/2018	Yes	5/1/2018	Current						LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No			No Borrower Contact		Never						No	No	Never
AB7050CF-F0D6-4394-9F4B-C4CC6E03AC12	xxx	xxx	xxx	UT	5/4/2018	Yes	5/1/2018	Current	9/1/2016	5/10/2017			• MISSING COMMENTS: There are missing servicing comments from 9/1/2016 to 5/10/2017.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 10/3/2017. The most recent contact occurred on 10/3/2017 when the borrower called to discuss the account and the insurance cancellation. The servicer advised the foreclosure would not have an effect on the insurance but the servicer cannot discuss the account details due to the foreclosure status. Reinstatement funds were subsequently received on 10/xx/2017 and the reinstatement was processed on 10/xx/2017.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
 OCCUPANCY: The most recent inspection was completed on 10/11/2017.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															10/3/2017	Contact made with borrower
The most recent contact occurred on 10/3/2017 when the borrower called to discuss the account and the insurance cancellation. The servicer advised the foreclosure would not have an effect on the insurance but the servicer cannot discuss the account details due to the foreclosure status. Reinstatement funds were subsequently received on 10/xx/2017 and the reinstatement was processed on 10/xx/2017.
																		Retention	No	Current	Low	No	High	High	No	No	10/11/2017	Owner Occupied	Not Determined		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Never
AF85E126-63EE-48C1-A3E9-3F2DECB13DC4	xxx	xxx	xxx	TX	5/4/2018	Yes	6/1/2018	Current						LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No			No Borrower Contact		Never						No	No	Never
CC75CA2F-5C8C-4B62-9D26-F9EE3E506D57	xxx	xxx	xxx	CA	5/4/2018	Yes	6/1/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 10/17/2017. The most recent contact occurred on 10/17/2017 in which the borrower inquired about the due date. The servicer advised the account was current and due for the 11/1/2017 payment.
 OCCUPANCY: The most recent inspection was completed on 10/9/2017.  The inspection determined the occupancy of the property was Owner Occupied.
															10/17/2017	Contact made with borrower	The most recent contact occurred on 10/17/2017 in which the borrower inquired about the due date. The servicer advised the account was current and due for the 11/1/2017 payment.	Retention	No	Current	Low	No	High	High	No	No	10/9/2017	Owner Occupied	Owner Occupied		Never						No	No	Never
08905698-9FD0-49D8-BBAF-5C9EA25EC9AB	xxx	xxx	xxx	FL	5/4/2018	Yes	6/1/2018	Current	1/1/2017	11/30/2017			• MISSING COMMENTS: There are missing servicing comments from 1/1/2017 to 11/30/2017.
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 4/4/2018. The most recent contact occurred on 4/4/2018 when the borrower called to confirm they made two payments instead of three. The servicer confirmed that two payments were received and applied on 4/4/2018. The borrower remitted a third payment on 4/30/2018.
 OCCUPANCY: The most recent inspection was completed on 3/16/2018.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															4/4/2018	Contact made with borrower
The most recent contact occurred on 4/4/2018 when the borrower called to confirm they made two payments instead of three. The servicer confirmed that two payments were received and applied on 4/4/2018. The borrower remitted a third payment on 4/30/2018.
																		Retention	No	Current	Low	No	High	High	No	No	3/16/2018	Occupied by Unknown	Not Determined		Never						No	No	Never
FAA02711-48BB-4C6A-8460-D33AB5ED8761	xxx	xxx	xxx	CO	5/4/2018	Yes	6/1/2018	Current						LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No			No Borrower Contact		Never						No	No	Never
DC8F06B5-E4F7-4F1E-BECC-F7615016E718	xxx	xxx	xxx	WI	4/3/2018	Yes	2/5/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/30/2018. The most recent borrower contact occurred on 3/30/2018, in which the borrower authorized a phone payment in the amount of $859.25.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Forbearance associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/30/2018	Contact made with borrower	The most recent borrower contact occurred on 3/30/2018, in which the borrower authorized a phone payment in the amount of $859.25.	Retention	No	Current	Low	No	High	High	No	No			Not Determined		Previously		Close and Bill	xxx	No	N/A	No	No	Previously	7
0FBFF9F1-5912-40B7-B10B-B1D72182709C	xxx	xxx	xxx	IL	4/3/2018	Yes	2/15/2018	Current/Bankruptcy					• HARDEST HIT FUND: A comment on 9/11/2017 indicates Hardest Hit Fund will disburse $2,128.94 for the month of September and then continue monthly payments and disburse a total of $14,906.54 with an expected end date of 9/xx/2018.
LOAN STATUS: The loan is currently in Current/Bankruptcy status.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy is active as of 4/xx/2018. The most recently documented status of the bankruptcy was Bankruptcy Filed as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 8/29/2017. The borrower advised the servicer on 8/29/2017 that the Hardest Hit Fund (HHF) representative had told them to stop making payments and that HHF proceeds should be received by the end of the week. The servicer advised the borrower that they had not yet received confirmation from HHF about when payments will start.  A comment on 9/11/2017 indicates HHF will disburse $2,128.94 for that month and disburse a total of $14,906.54 with an expected end date of 9/xx/2018. The first payment in the amount of $2,128.94 was received on 9/13/2017.  HHF has continued to make monthly payments for the rest of the review period.
 OCCUPANCY: The most recent inspection was completed on 1/16/2018.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															8/29/2017	Contact made with borrower
The borrower advised the servicer on 8/29/2017 that the Hardest Hit Fund (HHF) representative had told them to stop making payments and that HHF proceeds should be received by the end of the week. The servicer advised the borrower that they had not yet received confirmation from HHF about when payments will start.  A comment on 9/11/2017 indicates HHF will disburse $2,128.94 for that month and disburse a total of $14,906.54 with an expected end date of 9/xx/2018. The first payment in the amount of $2,128.94 was received on 9/13/2017.  HHF has continued to make monthly payments for the rest of the review period.
																		Retention	No	Current	Low	No	High	High	No	No	1/16/2018	Not Determined	Not Determined		Never						No	No	Currently	7
B46FDFCB-97A3-42DF-B486-D52A48CA34D7	xxx	xxx	xxx	MI	4/3/2018	Yes	3/5/2018	Current/Bankruptcy
LOAN STATUS: The loan is currently in Current/Bankruptcy status.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy is active as of 4/xx/2018. The most recently documented status of the bankruptcy was Performing under Plan as of 4/xx/2018.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/2/2018. The borrower called in on 1/2/2018 and made a payment in the amount of $461.13.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															1/2/2018	Contact made with borrower	The borrower called in on 1/2/2018 and made a payment in the amount of $461.13.	Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Currently	13
1C373DBB-7C6E-4C3C-B663-7836614D0102	xxx	xxx	xxx	WI	4/3/2018	Yes	2/9/2018	Current
• DELINQUENT PROPERTY TAX: Per a comment on 3/19/2018 borrower has delinquent taxes from 2011 to 2017 in the amount of $30,889.29, the borrower stated they are aware and are trying to get a 401k loan to pay the taxes but is not sure they will get it, the borrower also stated they will then look into a refinance. The comment on 3/21/2018 indicate that the 2011 taxes were delinquent in the amount of $6,248.68, the 2012 taxes were delinquent in the amount of $5,650.29,  the 2013 taxes were delinquent in the amount of $5,264.44,  the 2014 taxes were delinquent in the amount of$4,576.77,  the 2015 taxes were delinquent in the amount of $3,746.36, the 2016 taxes were delinquent in the amount of $2,995.50,  and the 2017 taxes were delinquent in the amount of $2,407.25, Total owed $30,889.29. On 3/29/2018, the servicer sent a tax demand letter with an expiration date of 4/29/2018. On 3/30/2018 a voice mail was left for the borrower regarding the taxes. At the end of the review period there is no evidence that the delinquent taxes were paid.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/29/2018. The most recent borrower contact occurred on 3/29/2018, in which the borrower advised the servicer to follow up on 4/6/2018 for next payment.
DELINQUENT PROPERTY TAX: There is evidence of unpaid delinquent taxes that total $20,000-$50,000.
 OCCUPANCY: The most recent inspection was completed on 3/23/2018.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/29/2018	Contact made with borrower	The most recent borrower contact occurred on 3/29/2018, in which the borrower advised the servicer to follow up on 4/6/2018 for next payment.	Retention	No	Current	Low	No	High	High	No	No	3/23/2018	Not Determined	Not Determined		Never						No	No	Never
4C1FF1AC-1EDB-4C39-B7A5-62E51D9827CD	xxx	xxx	xxx	MI	4/3/2018	Yes	1/22/2018	Collections
LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Not Determined.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/7/2018. The servicer spoke with the borrower on 3/7/2018.  The borrower requested a Verification of Mortgage (VOM) be sent to them.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/7/2018	Contact made with borrower	The servicer spoke with the borrower on 3/7/2018. The borrower requested a Verification of Mortgage (VOM) be sent to them.	Not Determined	No	Not Determined	Medium	No	Medium	Medium	No	No			Not Determined		Never						No	No	Previously	7
D24BF0CF-7A55-49D6-99B7-74BB3EF56E20	xxx	xxx	xxx	MI	4/3/2018	Yes	2/11/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is Not Determined. The bankruptcy was Terminated on xxx. The most recently documented status of the bankruptcy was Terminated as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 4/2/2018. The borrower left a message for the servicer on 4/2/2018 advising they will be making 2 payments at the branch on 4/5/2018.
 OCCUPANCY: The most recent inspection was completed on 3/30/2018.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															4/2/2018	Contact made with borrower	The borrower left a message for the servicer on 4/2/2018 advising they will be making 2 payments at the branch on 4/5/2018.	Retention	No	Current	Low	No	Medium	Medium	No	No	3/30/2018	Not Determined	Not Determined		Never						No	No	Previously	7
0B3E9FA2-5E6E-463D-B65F-DE807E08EEF6	xxx	xxx	xxx	Missing	4/3/2018	Yes	2/12/2018	Current						LOAN STATUS: The loan is currently in Current status. BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx. BORROWER CONTACT: The last date of contact on behalf of the borrower was 3/8/2018. The most recent borrower contact was on 3/8/2018 with the borrower calling in to make a payment.	3/8/2018	Contact made with borrower	The most recent borrower contact was on 3/8/2018 with the borrower calling in to make a payment.	Retention	No	Current	Low	No	High	High	No	No					Never						No	No	Previously	7
E5713FD3-CAC9-4FAD-9250-E59DC171C593	xxx	xxx	xxx	MN	4/3/2018	Yes	2/15/2018	Current
• POSSIBLE DEFAULT IMMINENT: The last conversation with the borrower was on 03/12/2018 and they stated that they have a gambling problem; however, they would like to bring the loan current.  The borrower stated that they would call back, but the borrower didn't call back in the review period.

LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.   The bankruptcy case number is Not Determined. The bankruptcy was reported as Discharged; however, the date was not available in the review period.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/12/2018. The borrower called in and advised they have a gambling problem.  The borrower would like the loan to become current and is working on a plan but doesn’t want to draw from their 401k.  The borrower stated they will call back.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/12/2018	Contact made with borrower
The borrower called in and advised they have a gambling problem.  The borrower would like the loan to become current and is working on a plan but doesn’t want to draw from their 401k.  The borrower stated they will call back.
																		Retention	No	Current	Low	Yes	Low	Medium	No	No			Not Determined		Never						No	No	Previously	Not Determined
F2DD8615-B930-431F-9D3F-97E1EB54A344	xxx	xxx	xxx	MI	4/3/2018	Yes	1/15/2018	Collections
LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Not Determined.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/12/2018. Comments on 3/12/2018 indicate the borrower left a message for the servicer to process a payment in the amount of $544.78.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/12/2018	Contact made with borrower	Comments on 3/12/2018 indicate the borrower left a message for the servicer to process a payment in the amount of $544.78.	Not Determined	No	Not Determined	Medium	No	Medium	Medium	No	No			Not Determined		Never						No	No	Never
6747BAE1-A0A7-4BF1-BDA8-3940C55054CF	xxx	xxx	xxx	MN	4/3/2018	Yes	2/16/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.   The bankruptcy case number is N/A. The bankruptcy status was not determined.
 BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/30/2018. The most recent contact occurred on 3/30/2018, in which an authorized third party made a phone payment in the amount of $1,357.67.
															3/30/2018	Contact made with borrower	The most recent contact occurred on 3/30/2018, in which an authorized third party made a phone payment in the amount of $1,357.67.	Retention	No	Current	Low	No	Medium	High	No	No					Never						No	No	Previously	Not Determined
FF050633-F576-4F34-A914-647401299601	xxx	xxx	xxx	MN	4/3/2018	Yes	2/16/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.   The bankruptcy case number is N/A. The bankruptcy status was not determined.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/30/2018. The most recent borrower contact occurred on 3/30/2018, in which the borrower made a phone payment in the amount of $1,620.32.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/30/2018	Contact made with borrower	The most recent borrower contact occurred on 3/30/2018, in which the borrower made a phone payment in the amount of $1,620.32.	Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Previously	Not Determined
9024BA12-0219-43BE-B02B-8E973980B3C2	xxx	xxx	xxx	IL	4/3/2018	Yes	2/17/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/6/2018. The borrower called the servicer on 2/6/2018 and set up a payment over the phone. The borrower also advised that it is okay for the servicer to talk to their spouse going forward.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															2/6/2018	Contact made with borrower	The borrower called the servicer on 2/6/2018 and set up a payment over the phone. The borrower also advised that it is okay for the servicer to talk to their spouse going forward.	Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Never
2C2E3A5B-B9A1-4163-BEB7-EB589AE1FA06	xxx	xxx	xxx	IL	4/3/2018	Yes	2/18/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/9/2018. Comments on 3/9/2018 indicate the servicer spoke to the borrower and was told the borrower's child would contact the servicer on 3/12/2018 to make a payment.   A payment of $940.00 was not made until 3/30/2018, according to the comments.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/9/2018	Contact made with borrower
Comments on 3/9/2018 indicate the servicer spoke to the borrower and was told the borrower's child would contact the servicer on 3/12/2018 to make a payment.   A payment of $940.00 was not made until 3/30/2018, according to the comments.
																		Not Determined	No	Current	Low	No	Medium	Medium	No	No			Not Determined		Never						No	No	Never
99256674-7403-42CF-825B-57915BF1BC6F	xxx	xxx	xxx	IL	4/3/2018	Yes	2/5/2018	Current/Bankruptcy					• OTHER: The borrowers' have had two prior bankruptcy filings that have both been dismissed. The third bankruptcy filing on xxx has no stay in effect due to the dismissals however; a motion to extend the stay hearing was set for xxx. The chapter 13 plan was confirmed on xxx and the borrowers are to make payments directly to the servicer.
LOAN STATUS: The loan is currently in Current/Bankruptcy status.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy is active as of 4/xx/2018. The most recently documented status of the bankruptcy was Performing under Plan as of xxx.
BORROWER CONTACT: Not attempting to contact borrower for valid reason.  There is no evidence of recent borrower contact.
 FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Judgment Granted completed on xxx.
																Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No					Previously		Judgment Granted	xxx	No	N/A	No	No	Currently	13
2F857826-61E4-42BA-A316-6CDF03186C83	xxx	xxx	xxx	WI	4/3/2018	Yes	2/20/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.   The bankruptcy case number is N/A. The bankruptcy status was not determined.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 11/8/2017. The most recent borrower contact occurred on 11/8/2017, in which the servicer advised the borrower that the account has been a month past due since November 2007.  A payment history was sent to borrower. The servicer also advised the borrower of possible loss mitigation options, the borrower did not say when a next payment would be made.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															11/8/2017	Contact made with borrower
The most recent borrower contact occurred on 11/8/2017, in which the servicer advised the borrower that the account has been a month past due since November 2007.  A payment history was sent to borrower. The servicer also advised the borrower of possible loss mitigation options, the borrower did not say when a next payment would be made.
																		Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Previously	Not Determined
A0304342-BE77-4D08-A615-D96D2EF14418	xxx	xxx	xxx	WI	4/3/2018	Yes	2/20/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 12/18/2017. Commentary on 12/18/2017 indicated the borrower completed a payment in the amount of $581.63.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															12/18/2017	Contact made with borrower	Commentary on 12/18/2017 indicated the borrower completed a payment in the amount of $581.63.	Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Never
FF1357EA-9478-42FD-B850-24545EB495F3	xxx	xxx	xxx	MN	4/3/2018	Yes	3/5/2018	Current/Bankruptcy
LOAN STATUS: The loan is currently in Current/Bankruptcy status.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy is active as of 4/xx/2018. The most recently documented status of the bankruptcy was Performing under Plan as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/13/2018. The most recent borrower contact occurred on 3/13/2018, in which the borrower authorized to offset March payment in the amount of $1,386.86.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/13/2018	Contact made with borrower	The most recent borrower contact occurred on 3/13/2018, in which the borrower authorized to offset March payment in the amount of $1,386.86.	Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Currently	13
B99EBF05-035F-437F-94B4-134E2EE94E42	xxx	xxx	xxx	WI	4/3/2018	Yes	2/22/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx.  The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/26/2018. Commentary on 3/26/2018 indicated the borrower completed a payment in the amount of $1,000.36. The borrower scheduled payments for 4/26/2018 in the amount of $1,000.36, for 5/26/2018 in the amount of $996.65, for 6/26/2018 in the amount of $996.65, for 7/26/2018 in the amount of $996.65 and for 8/26/2018 in the amount of $996.65.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/26/2018	Contact made with borrower
Commentary on 3/26/2018 indicated the borrower completed a payment in the amount of $1,000.36. The borrower scheduled payments for 4/26/2018 in the amount of $1,000.36, for 5/26/2018 in the amount of $996.65, for 6/26/2018 in the amount of $996.65, for 7/26/2018 in the amount of $996.65 and for 8/26/2018 in the amount of $996.65.
																		Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Previously	Not Determined
47F7E442-8EFC-42B9-BB88-C97EB3865500	xxx	xxx	xxx	MN	4/3/2018	Yes	2/23/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/28/2018. Commentary on 3/28/2018 indicated the borrower completed a payment in the amount of $1,528.00 with $100.00 towards the February payment and remainder towards the March payment.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/28/2018	Contact made with borrower	Commentary on 3/28/2018 indicated the borrower completed a payment in the amount of $1,528.00 with $100.00 towards the February payment and remainder towards the March payment.	Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Never
34290678-1B02-4F08-989D-3D4A6DB0B186	xxx	xxx	xxx	MN	4/3/2018	Yes	3/7/2018	Current/Bankruptcy	3/1/2016	7/24/2017			• MISSING COMMENTS: There are missing servicing comments from 3/1/2016 to 7/24/2017.	LOAN STATUS: The loan is currently in Current/Bankruptcy status. BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy is active as of 4/xx/2018. The most recently documented status of the bankruptcy was POC Filed as of xxx. BORROWER CONTACT: Contact attempted but unable to contact borrower. There is no evidence of recent borrower contact.		Contact attempted but unable to contact borrower		No Contact	No	Current	Low	No	High	High	No	No					Never						No	No	Currently	13
6BBD91ED-154D-4E90-B8A1-C54910EDD5FB	xxx	xxx	xxx	IL	4/3/2018	Yes	2/24/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/28/2018. The most recent borrower contact occurred on 3/28/2018, in which the borrower called to change banking information on a previous post dated phone pay as that account was now closed. Borrower made a new phone payment in the amount of $746.46.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/28/2018	Contact made with borrower
The most recent borrower contact occurred on 3/28/2018, in which the borrower called to change banking information on a previous post dated phone pay as that account was now closed. Borrower made a new phone payment in the amount of $746.46.
																		Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Never
33107419-5540-429B-8A4D-1ABAABEC4E94	xxx	xxx	xxx	MI	4/3/2018	Yes	2/25/2018	Current
• HARDEST HIT FUND: The borrower was approved for a loan rescue/unemployment program through the xxx on xxx.  The program paid a down payment of $xxx to bring the loan current and then covered the monthly payments in the amount of $xxx until xxx.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/31/2018. The borrower called and left a message for the servicer on 1/31/2018 advising they will make their December payment on 2/2/2018 and the January payment the week after that. The payment history confirms receipt of both payment on 2/8/2018 and 2/14/2018.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															1/31/2018	Contact made with borrower
The borrower called and left a message for the servicer on 1/31/2018 advising they will make their December payment on 2/2/2018 and the January payment the week after that. The payment history confirms receipt of both payment on 2/8/2018 and 2/14/2018.
																		Retention	No	Current	Low	No	Medium	Medium	No	No			Not Determined		Never						No	No	Never
2FF55828-DEAA-4EF8-96C5-7004D23F512D	xxx	xxx	xxx	IL	4/3/2018	Yes	2/26/2018	Current
• DENIED LOSS MITIGATION: Per a comment on 12/1/2016, a loan modification package was facially complete as of 11/xx/2016. On 12/21/2016, the loan modification was denied as the total debt-to-income exceeded 50% of the property's value.

LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.   The bankruptcy case number is Not Determined. The bankruptcy status was not determined.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/20/2018. The last borrower contact was on 2/20/2018 with the borrower calling in to request 12 month mortgage history. The borrower requested it not be mailed as her ex-spouse is living in the subject property.
 LOSS MITIGATION: There is evidence of a previous Most Recently Denied Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
															2/20/2018	Contact made with borrower
The last borrower contact was on 2/20/2018 with the borrower calling in to request 12 month mortgage history. The borrower requested it not be mailed as her ex-spouse is living in the subject property.
																		Retention	No	Current	Low	No	High	High	No	No					Never						No	No	Previously	Not Determined
AFBA5791-E9EF-4EB5-AF76-988788DDADDE	xxx	xxx	xxx	MI	4/3/2018	Yes	12/20/2017	Collections
LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Curtailment of Income.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/26/2018. The last contact with the borrower was on 3/26/2018, the borrower authorized a speed pay in the amount of $679.96
 OCCUPANCY: The most recent inspection date is not available.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/26/2018	Contact made with borrower	The last contact with the borrower was on 3/26/2018, the borrower authorized a speed pay in the amount of $679.96	Retention	No	Curtailment of Income	Medium	No	Medium	Medium	No	No		Not Determined	Not Determined		Never						No	No	Never
BF72C680-FD7A-4B62-A7C7-D472AADD0FCD	xxx	xxx	xxx	MI	4/3/2018	Yes	12/16/2017	Collections
LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Curtailment of Income.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/21/2018. The last borrower communication was on 3/21/2018. The borrower called to set-up payment in the amount of $2,500.00 for December and January. The borrower advised they would be calling the servicer the following week to complete the February payment.
 OCCUPANCY: The most recent inspection date is not available.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/21/2018	Contact made with borrower
The last borrower communication was on 3/21/2018. The borrower called to set-up payment in the amount of $2,500.00 for December and January. The borrower advised they would be calling the servicer the following week to complete the February payment.
																		Not Determined	No	Curtailment of Income	Low	No	Medium	Medium	No	No		Not Determined	Not Determined		Never						No	No	Never
836F3C22-1AA2-49CF-A250-629FDE5BE2EB	xxx	xxx	xxx	IL	4/3/2018	Yes	2/28/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/9/2018. The most recent borrower contact occurred on 3/9/2018, in which the borrower made a phone payment in amount of $1,182.66.
LOSS MITIGATION: There is evidence of a previous Completed Payment Deferral/Extension associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/9/2018	Contact made with borrower	The most recent borrower contact occurred on 3/9/2018, in which the borrower made a phone payment in amount of $1,182.66.	Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Previously	7
A4889889-895A-404C-B5D7-E21EFC685D0D	xxx	xxx	xxx	WI	4/3/2018	Yes	9/18/2017	Foreclosure
LOAN STATUS: The loan is currently in Foreclosure status. The reason for default is reported to be Marital Difficulties.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 10/26/2017. Last borrower contact was made on 10/26/2017.  The borrower wanted to the cancel the payment set for the end of the month as they were advised by their attorney not to pay because they are filing bankruptcy.  The borrower advised the attorney will get in contact with the servicer and terminated the call.  There is no indication in the servicing review that a bankruptcy was filed.
FORECLOSURE: There is evidence of current foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Service completed on xxx.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															10/26/2017	Contact made with borrower
Last borrower contact was made on 10/26/2017.  The borrower wanted to the cancel the payment set for the end of the month as they were advised by their attorney not to pay because they are filing bankruptcy.  The borrower advised the attorney will get in contact with the servicer and terminated the call.  There is no indication in the servicing review that a bankruptcy was filed.
																		Retention	No	Marital Difficulties	High	No	Low	High	No	No			Not Determined		Currently	xxx	Service	xxx	No	N/A	No	No	Never
D8CAF4E2-C41E-42E5-8C58-5271BE2D575E	xxx	xxx	xxx	WI	4/3/2018	Yes	3/13/2018	Current/Bankruptcy	3/1/2016	8/23/2017			• MISSING COMMENTS: There are missing servicing comments from 3/1/2016 to 8/23/2017.	LOAN STATUS: The loan is currently in Current/Bankruptcy status. BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy is active as of 4/xx/2018. The most recently documented status of the bankruptcy was Performing under Plan as of xxx. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No			No Borrower Contact		Never						No	No	Currently	13
7B24A1AA-10B2-464C-9B29-DCF5317612CF	xxx	xxx	xxx	IL	4/3/2018	Yes	1/9/2018	Loss Mitigation
• FORECLOSURE DELAY: A comment on 3/31/2017 confirmed that a request was sent to put the foreclosure on hold as a forbearance agreement was approved. There is no indication that the file has been closed and billed.
 • ACTIVE LOSS MITIGATION: Per comments on xxx the borrower entered into a forbearance. The plan was up to date at the end of the review period as borrower made a payment on xxx in the amount of $xxx.

LOAN STATUS: The loan is currently in Loss Mitigation status. The reason for default is reported to be Curtailment of Income.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/27/2018. The most recent borrower contact occurred on 3/27/2018, in which borrower stated the payment was not made yet. It is noted on 3/29/2018 that the payment was received.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Hold Initiated completed on xxx.  The foreclosure is currently delayed due to Loss Mitigation.
LOSS MITIGATION: There is evidence of an active Forbearance associated with this loan. The Forbearance review began on 3/xx/2018.
 OCCUPANCY: The most recent inspection was completed on 10/14/2016.  The inspection determined the occupancy of the property was Tenant Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/27/2018	Contact made with borrower	The most recent borrower contact occurred on 3/27/2018, in which borrower stated the payment was not made yet. It is noted on 3/29/2018 that the payment was received.	Retention	No	Curtailment of Income	Medium	No	Medium	Medium	No	No	10/14/2016	Tenant Occupied	Not Determined		Previously	xxx	Hold Initiated	xxx	No	Loss Mitigation	No	No	Never
ED753C1F-85C4-431B-BE16-1AD7DB828072	xxx	xxx	xxx	MI	4/3/2018	Yes	12/6/2017	Collections
LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Not Determined.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 12/14/2017. The borrower indicated that they made a $1,000.00 payment on the bill payment system last week and indicated it is showing in process as of yesterday.  The servicer told the borrower to give it a couple more days as it takes five to seven business days.  The servicer gave the borrower the website to use for mortgage payments.  The borrower additionally indicated that they intended to make another $1,000.00 payment before the end of the month.  The payment history confirmed a payment of $1,000.00 on 12/14/2017 and $2,000.00 on 1/22/2018.  Additionally, the borrower indicated on 8/30/2017 that they had a plan to bring the loan current by making extra payments to get caught up.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															12/14/2017	Contact made with borrower
The borrower indicated that they made a $1,000.00 payment on the bill payment system last week and indicated it is showing in process as of yesterday.  The servicer told the borrower to give it a couple more days as it takes five to seven business days.  The servicer gave the borrower the website to use for mortgage payments.  The borrower additionally indicated that they intended to make another $1,000.00 payment before the end of the month.  The payment history confirmed a payment of $1,000.00 on 12/14/2017 and $2,000.00 on 1/22/2018.  Additionally, the borrower indicated on 8/30/2017 that they had a plan to bring the loan current by making extra payments to get caught up.
																		Retention	No	Not Determined	Medium	No	Medium	Medium	No	No			Not Determined		Never						No	No	Previously	7
FB6CE22E-DCD0-418D-8C2E-89FB44CCFD2C	xxx	xxx	xxx	CO	4/3/2018	Yes	3/20/2018	Current/Bankruptcy	3/1/2016	12/21/2016	12/23/2016	5/9/2017	• MISSING COMMENTS: There are missing servicing comments from 3/1/2016 to 12/21/2016, and there are also missing servicing comments from 12/23/2016 to 5/9/2017.
LOAN STATUS: The loan is currently in Current/Bankruptcy status.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy is active as of xxx. The most recently documented status of the bankruptcy was POC Filed as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/23/2018. The borrower called the servicer on 2/23/2018 to authorize a speed payment in the amount of $539.29.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															2/23/2018	Contact made with borrower	The borrower called the servicer on 2/23/2018 to authorize a speed payment in the amount of $539.29.	Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Currently	13
F5E4EF06-29C5-4411-A92A-7509D92DF914	xxx	xxx	xxx	MN	4/3/2018	Yes	3/2/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 10/24/2017. The last contact with the borrower was on 10/24/2017. The borrower stated they have been making extra $300.00 payments to go to principal but it has been going to interest instead. The borrower was advised to call in to make the principal only payments, or to mail the payment.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															10/24/2017	Contact made with borrower	The last contact with the borrower was on 10/24/2017. The borrower stated they have been making extra $300.00 payments to go to principal but it has been going to interest instead. The borrower was advised to call in to make the principal only payments, or to mail the payment.	Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Previously	7
DEAB1ABA-BC3F-4772-B271-DDDA48B7619E	xxx	xxx	xxx	WI	4/3/2018	Yes	3/4/2018	Current	3/1/2016	6/21/2017			• MISSING COMMENTS: There are missing servicing comments from 3/1/2016 to 6/21/2017.
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.   The bankruptcy case number is Not Determined . The bankruptcy status was not determined.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 6/22/2017. Commentary on 6/22/2017 indicated the borrower inquired about the escrow refund check that was not received and the borrower was transferred to customer service for follow up. On 6/23/2017 the escrow refund was determined to have been cashed with only one signature from the co-borrower and not both signatures from the borrower and co-borrower which was the mistake of the institution that cashed the check.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															6/22/2017	Contact made with borrower
Commentary on 6/22/2017 indicated the borrower inquired about the escrow refund check that was not received and the borrower was transferred to customer service for follow up. On 6/23/2017 the escrow refund was determined to have been cashed with only one signature from the co-borrower and not both signatures from the borrower and co-borrower which was the mistake of the institution that cashed the check.
																		Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Previously	Not Determined
430BC5CD-3A82-4DD4-AFC5-BE5B80762DEC	xxx	xxx	xxx	WI	4/3/2018	Yes	12/4/2017	Collections
LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Curtailment of Income.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/2/2018. Comments on 3/2/2018 indicate the borrower told the servicer that the borrower signed for a certified package at xx pm on 3/xx/2018.  During the call, the servicer informed the borrower that loss mitigation options may be available.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY: The most recent inspection was completed on 5/9/2016.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/2/2018	Contact made with borrower
Comments on 3/2/2018 indicate the borrower told the servicer that the borrower signed for a certified package at xx pm on 3/xx/2018.  During the call, the servicer informed the borrower that loss mitigation options may be available.
																		Not Determined	No	Curtailment of Income	Medium	No	Low	Medium	No	No	5/9/2016	Not Determined	Not Determined		Never						No	No	Never
421ACBFD-F19A-47F5-BC6B-8A98CE4E1FA5	xxx	xxx	xxx	IL	4/3/2018	Yes	3/4/2018	Current					• DENIED LOSS MITIGATION: Comments on 2/3/2017 indicate the borrower called in to request a loss mitigation package, and on 5/xx/2017, comments indicate the loss mitigation application as facially complete. On 5/xx/2017, comments indicate the modification was denied and the borrower was only approved for a short sale or deed in lieu due to the fact the borrower had previously filed for bankruptcy.
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/27/2017. Comments on 2/27/2017 indicate the borrower called to see what the escrow shortage was on the account.
LOSS MITIGATION: There is evidence of a previous Most Recently Denied Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															2/27/2017	Contact made with borrower	Comments on 2/27/2017 indicate the borrower called to see what the escrow shortage was on the account.	Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Previously	7
54FB0B52-B428-4AAC-9F4B-B09CFECE79DD	xxx	xxx	xxx	MI	4/3/2018	Yes	3/4/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is Not Determined . The bankruptcy was reported as Discharged; however, the date was not available in the review period.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/12/2018. Commentary on 1/12/2018 indicated the borrower completed a payment in the amount of $580.00.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															1/12/2018	Contact made with borrower	Commentary on 1/12/2018 indicated the borrower completed a payment in the amount of $580.00.	Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Previously	7
C3D6E24D-EBD1-4B37-BF91-69038D91EA2E	xxx	xxx	xxx	WI	4/3/2018	Yes	3/5/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.   The bankruptcy case number is xxx. The bankruptcy status was not determined.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 12/18/2017. The borrower called the servicer on 12/18/2017 and inquired about their real estate taxes.  A note from the following day indicates a check is being sent to the borrower from the escrow department.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															12/18/2017	Contact made with borrower	The borrower called the servicer on 12/18/2017 and inquired about their real estate taxes. A note from the following day indicates a check is being sent to the borrower from the escrow department.	Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Previously	Not Determined
DC333BD6-3E33-4287-9C6B-410ED027ACEB	xxx	xxx	xxx	MI	4/3/2018	Yes	3/5/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/2/2018. The borrower contacted the servicer on 1/2/2018 about skipping a payment.  The servicer advised they are not eligible for an extension since they just had a 60 day extension approved in January 2017. The borrower advised they will mail the payment. The payment was received on 1/8/2018.
LOSS MITIGATION: There is evidence of a previous Completed Payment Deferral/Extension associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															1/2/2018	Contact made with borrower	The borrower contacted the servicer on 1/2/2018 about skipping a payment. The servicer advised they are not eligible for an extension since they just had a 60 day extension approved in January 2017. The borrower advised they will mail the payment. The payment was received on 1/8/2018.	Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Previously	7
D2CF6A8C-E393-4E84-B1DE-67CABA297354	xxx	xxx	xxx	IL	4/3/2018	Yes	3/5/2018	Current
• DELINQUENT PROPERTY TAX: Comments on 2/26/2018 indicate the borrower owed taxes in the amount of $4,036.65, and comments on 2/28/2018 indicate the borrower told the servicer that the borrower would follow up with the servicer in a couple of weeks regarding the taxes. Comments on 3/30/2018 indicate the borrower had not paid the delinquent taxes.

LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/28/2018. Comments on 2/28/2018 indicate the borrower told the servicer that the borrower would follow up with the servicer in a couple of weeks regarding the delinquent taxes.  Comments on 3/30/2018 indicate the borrower had not paid the delinquent taxes.
DELINQUENT PROPERTY TAX: There is evidence of unpaid delinquent taxes that total $0-$5,000.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Dismissed completed on xxx.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															2/28/2018	Contact made with borrower
Comments on 2/28/2018 indicate the borrower told the servicer that the borrower would follow up with the servicer in a couple of weeks regarding the delinquent taxes.  Comments on 3/30/2018 indicate the borrower had not paid the delinquent taxes.
																		Retention	No	Current	Low	No	High	High	No	No			Not Determined		Previously	xxx	Dismissed	xxx	No	N/A	No	No	Never
2B203AC7-9645-48FD-9742-5767383A0A60	xxx	xxx	xxx	MN	4/3/2018	Yes	3/5/2018	Current
• BORROWER DISPUTE: According to a conversation between the servicer and the borrower on 2/21/2018 the borrower is disputing the way the payment are being applied. The borrower threatened legal action against the servicer because of the payment application issue. The borrower wanted to know why nothing had been applied to the principal balance.  The servicer explained the payment hierarchy and advised the borrower they can always call in and make a principal only payment.  The servicer sent the borrower an amortization history for a full audit. As of the end of the review, there was no notice the borrower obtained an attorney.

LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.   The bankruptcy case number is Not Determined. The bankruptcy status was not determined.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/21/2018. The borrower spoke with the servicer on 2/21/2018 about the way that the payments are being applied.  The borrower wanted to know why nothing had been applied to the principal balance.  The servicer explained the payment hierarchy and advised the borrower they can always call in and make a principal only payment.  The servicer sent the borrower an amortization history for a full audit. The borrower threatened legal action against the servicer because of the payment application issue. As of the end of the review, there was no notice the borrower obtained an attorney.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															2/21/2018	Contact made with borrower
The borrower spoke with the servicer on 2/21/2018 about the way that the payments are being applied.  The borrower wanted to know why nothing had been applied to the principal balance.  The servicer explained the payment hierarchy and advised the borrower they can always call in and make a principal only payment.  The servicer sent the borrower an amortization history for a full audit. The borrower threatened legal action against the servicer because of the payment application issue. As of the end of the review, there was no notice the borrower obtained an attorney.
																		Retention	No	Current	Low	No	High	High	Yes	No			Not Determined		Never						No	No	Previously	Not Determined
D0B5C264-D566-4417-8E77-F15930BAD30A	xxx	xxx	xxx	IL	4/3/2018	Yes	3/5/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.   The bankruptcy case number is Not Determined. The bankruptcy status was not determined.
 BORROWER CONTACT: Not attempting to contact borrower for valid reason.  There is no evidence of recent borrower contact.
																Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No			No Borrower Contact		Never						No	No	Previously	Not Determined
3E8DD796-356E-421A-BA2E-7017AE3CFB6B	xxx	xxx	xxx	Missing	4/3/2018	Yes	3/5/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/28/2018. The last contact with the borrower was on 3/28/2018, set up a payment in the amount of $1,471.01 dated 3/28/2018
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/28/2018	Contact made with borrower	The last contact with the borrower was on 3/28/2018, set up a payment in the amount of $1,471.01 dated 3/28/2018	Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Never
860F63A1-5660-476A-919B-3CF660EB500D	xxx	xxx	xxx	IL	4/3/2018	Yes	3/6/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 6/7/2017. The most recent borrower contact occurred on 6/28/2017, in which the borrower stated there is a change in their circumstances that cause their modification to be denied, car loan is now paid off. The servicer indicated the borrower they can send in updated documents for review, no indication the documents were sent in.
 LOSS MITIGATION: There is evidence of a previous Denied Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
															6/7/2017	Contact made with borrower	The most recent borrower contact occurred on 6/28/2017, in which the borrower stated there is a change in their circumstances that cause their modification to be denied, car loan is now paid off. The servicer indicated the borrower they can send in updated documents for review, no indication the documents were sent in.	Retention	No	Current	Low	No	High	High	No	No					Never						No	No	Previously	7
AF25B1E0-8533-4631-B96C-580C766FC70A	xxx	xxx	xxx	IL	4/3/2018	Yes	3/6/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is N/A. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/14/2018. The most recent borrower contact occurred on 3/14/2018, in which the borrower authorized a speed pay in the amount of $1,465.64 for March 2018 payment.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/14/2018	Contact made with borrower	The most recent borrower contact occurred on 3/14/2018, in which the borrower authorized a speed pay in the amount of $1,465.64 for March 2018 payment.	Retention	No	Current	Low	No	High	High	No	No			Not Determined		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Previously	7
84B1014D-1E21-42C0-8EC5-3ABD131E41FE	xxx	xxx	xxx	MN	4/3/2018	Yes	3/7/2018	Current	3/1/2016	9/28/2017			• MISSING COMMENTS: There are missing servicing comments from 3/1/2016 to 9/28/2017.
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 11/14/2017. The borrower called the servicer on 11/14/017 to inquire why their automatic payment draft was not pulled for the November payment.  The borrower had advised the keep the automatic drafting in place during the bankruptcy.  The servicer was going to research the issue and drafted the payment in the amount of $1,249.56.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															11/14/2017	Contact made with borrower	The borrower called the servicer on 11/14/017 to inquire why their automatic payment draft was not pulled for the November payment. The borrower had advised the keep the automatic drafting in place during the bankruptcy. The servicer was going to research the issue and drafted the payment in the amount of $1,249.56.	Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Previously	7
0CBE64AF-E874-4325-B4B2-B42E2430B301	xxx	xxx	xxx	MN	4/3/2018	Yes	3/7/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.   The bankruptcy case number is Not Determined . The bankruptcy status was not determined.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/11/2018. Commentary on 1/11/2018 indicated the borrower inquired about online payments and was advised that the prior bankruptcy affected the online account and would need to be changed. The borrower advised the payment would be mailed in.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															1/11/2018	Contact made with borrower
Commentary on 1/11/2018 indicated the borrower inquired about online payments and was advised that the prior bankruptcy affected the online account and would need to be changed. The borrower advised the payment would be mailed in.
																		Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Previously	Not Determined
1894438F-D1EF-4F8B-B6B6-5874E5F15464	xxx	xxx	xxx	MN	4/3/2018	Yes	3/8/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.   The bankruptcy case number is Not Determined. The bankruptcy was reported as Discharged; however, the date was not available in the review period.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 11/8/2017. The borrower called the servicer on 11/8/2017 to verify if they received the payment.  The servicer explained that they had not received a payment for the month and they should call back later this week to see if the payment was received.  The servicer also informed the borrower of the payment website and requested the pin for online access.  The payment history confirmed that the payment was received on 11/9/2017.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															11/8/2017	Contact made with borrower
The borrower called the servicer on 11/8/2017 to verify if they received the payment.  The servicer explained that they had not received a payment for the month and they should call back later this week to see if the payment was received.  The servicer also informed the borrower of the payment website and requested the pin for online access.  The payment history confirmed that the payment was received on 11/9/2017.
																		Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Previously	Not Determined
E9A35E91-363E-4698-BFBB-65AB249A803F	xxx	xxx	xxx	MN	4/3/2018	Yes	3/8/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.   The bankruptcy case number is Not Determined. The bankruptcy status was not determined.
 BORROWER CONTACT: Not attempting to contact borrower for valid reason.  There is no evidence of recent borrower contact.
																Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No			No Borrower Contact		Never						No	No	Previously	Not Determined
953A234D-B151-4053-8C3D-6F297741F1C3	xxx	xxx	xxx	IL	4/3/2018	Yes	3/8/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.   The bankruptcy case number is Not Determined. The bankruptcy status was not determined.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/28/2018. Commentary on 3/28/2018 indicated the borrower inquired what the payment amount due was for 4/8/2018. The borrower was advised the payment due was $823.79.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/28/2018	Contact made with borrower	Commentary on 3/28/2018 indicated the borrower inquired what the payment amount due was for 4/8/2018. The borrower was advised the payment due was $823.79.	Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Previously	Not Determined
36F7993F-668E-4E99-B5F0-1C1A9BD3E837	xxx	xxx	xxx	MN	4/3/2018	Yes	3/8/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.   The bankruptcy case number is Not Determined. The bankruptcy status was not determined.
 BORROWER CONTACT: Not attempting to contact borrower for unknown reason.  There is no evidence of recent borrower contact.
																Not attempting to contact borrower for unknown reason		No Contact	No	Current	Low	No	High	High	No	No			No Borrower Contact		Never						No	No	Previously	Not Determined
262AEBDF-4AFB-4F06-825D-4017AEEC4282	xxx	xxx	xxx	IL	4/3/2018	Yes	3/13/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/28/2018. Commentary on 3/28/2018 indicated the borrower requested the late fee to be waived and on 3/29/2018 the late fee was waived in the amount of $67.64.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/28/2018	Contact made with borrower	Commentary on 3/28/2018 indicated the borrower requested the late fee to be waived and on 3/29/2018 the late fee was waived in the amount of $67.64.	Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Previously	7
2B5DE344-2152-43F6-959B-A16CFF9FBF80	xxx	xxx	xxx	MN	4/3/2018	Yes	3/28/2018	Current/Bankruptcy	3/1/2016	11/8/2017			• MISSING COMMENTS: There are missing servicing comments from 3/1/2016 to 11/8/2017.
LOAN STATUS: The loan is currently in Current/Bankruptcy status.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy is active as of xxx. The most recently documented status of the bankruptcy was Bankruptcy Filed as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/24/2018. The borrower spoke to the servicer on 1/24/2018 and authorized the servicer to speak to their spouse.   The borrower agreed to keep the automatic drafting on the account, even during the bankruptcy.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															1/24/2018	Contact made with borrower	The borrower spoke to the servicer on 1/24/2018 and authorized the servicer to speak to their spouse. The borrower agreed to keep the automatic drafting on the account, even during the bankruptcy.	Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Currently	13
E2785E3E-39E1-436F-972E-8BA9752D3312	xxx	xxx	xxx	MN	4/3/2018	Yes	3/15/2018	Current	3/1/2016	8/24/2017			• MISSING COMMENTS: There are missing servicing comments from 3/1/2016 to 8/24/2017.
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 11/28/2017. Commentary on 11/28/2017 indicated the borrower inquired about a letter received by the borrower that advised the automatic payment was applied incorrectly. The servicer manually moved the payments in lieu of a reversal and reapplication of the payments as originally planned.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															11/28/2017	Contact made with borrower	Commentary on 11/28/2017 indicated the borrower inquired about a letter received by the borrower that advised the automatic payment was applied incorrectly. The servicer manually moved the payments in lieu of a reversal and reapplication of the payments as originally planned.	Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Previously	7
B4192E60-03A4-4A7F-8BF3-650A53110BFC	xxx	xxx	xxx	MN	4/3/2018	Yes	3/16/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.   The bankruptcy case number is Not Determined. The bankruptcy status was not determined.
 BORROWER CONTACT: Not attempting to contact borrower for valid reason.  There is no evidence of recent borrower contact.
																Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No			No Borrower Contact		Never						No	No	Previously	Not Determined
5EFCEF78-E72B-404C-BF3B-1010DC36B853	xxx	xxx	xxx	MN	4/3/2018	Yes	3/1/2018	Current/Bankruptcy	3/1/2016	5/9/2017			• UNSECURED COLLATERAL: Commentary on 5/11/2017 indicated the first mortgage of $190,000.00 with $1,000.00 as unsecured and the second mortgage of $22,000.00 as wholly unsecured. • MISSING COMMENTS: There are missing servicing comments from 3/1/2016 to 5/9/2017.
LOAN STATUS: The loan is currently in Current/Bankruptcy status.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy is active as of xxx. The most recently documented status of the bankruptcy was Performing under Plan as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 5/12/2017. Commentary on 5/12/2017 indicated the borrower returned the servicer's email and provided approval to leave the automatic payments on the account.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															5/12/2017	Contact made with borrower	Commentary on 5/12/2017 indicated the borrower returned the servicer's email and provided approval to leave the automatic payments on the account.	Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Currently	13
FF9E4763-6499-450C-B1CA-CAE2C0B6D944	xxx	xxx	xxx	MN	4/3/2018	Yes	3/17/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/2/2018. The borrower contacted the servicer on 2/2/2018 to inquire about the total amount due for February 2018.
 OCCUPANCY: The most recent inspection was completed on 8/30/2017.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
															2/2/2018	Contact made with borrower	The borrower contacted the servicer on 2/2/2018 to inquire about the total amount due for February 2018.	Not Determined	No	Current	Low	No	High	High	No	No	8/30/2017	Occupied by Unknown	Owner Occupied		Never						No	No	Never
A78C5AC4-5C40-47B5-8368-D98DA6B291A6	xxx	xxx	xxx	MI	4/3/2018	Yes	3/18/2018	Current						LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		Retention	No	Current	Low	No	High	High	No	No			No Borrower Contact		Never						No	No	Never
962D762E-5EFA-422C-ADD2-F2494DC8DAE1	xxx	xxx	xxx	MN	4/3/2018	Yes	3/18/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 12/1/2017. The servicer advised the borrower on 12/1/2017 that there was a problem with the automatic payment drafting for November and that two payments would be drafted in December and back-dated accordingly. The late charges were removed.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															12/1/2017	Contact made with borrower	The servicer advised the borrower on 12/1/2017 that there was a problem with the automatic payment drafting for November and that two payments would be drafted in December and back-dated accordingly. The late charges were removed.	Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Previously	7
D7FB3CDB-283C-4821-8DA2-1F43A75582EE	xxx	xxx	xxx	IL	4/3/2018	Yes	3/20/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Terminated on xxx. The most recently documented status of the bankruptcy was Terminated as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/8/2018. On 2/8/2018, the servicer advised the borrower that their escrow shortage amount was $918.65. The borrower stated that they would make the payment before the actual monthly payment increases.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															2/8/2018	Contact made with borrower	On 2/8/2018, the servicer advised the borrower that their escrow shortage amount was $918.65. The borrower stated that they would make the payment before the actual monthly payment increases.	Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Previously	13
5760CACF-4D1B-4A43-8436-47999F62F127	xxx	xxx	xxx	MN	4/3/2018	Yes	3/22/2018	Current	11/2/2017	2/28/2018			• MISSING COMMENTS: There are missing servicing comments from 11/02/2017 to 02/28/2018.	LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Unable to Contact Borrower. BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No					Never						No	No	Previously	7
C6BBD795-DC9B-4EAA-8676-F21999F121AD	xxx	xxx	xxx	IL	4/3/2018	Yes	3/28/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 10/3/2016. The most recent borrower contact occurred on 10/03/2016, in which the borrower stated they mailed in the auto draft paper work last week.  The borrower also stated that the property taxes will be paid by 2/15/2017 and will call back at that time to try and have an escrow account setup.  Per comments on 2/27/2017, the delinquent taxes were paid/redeemed on 2/23/2017.  An escrow account was not setup per the payment history as of the end of the review.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															10/3/2016	Contact made with borrower	The most recent borrower contact occurred on 10/03/2016, in which the borrower stated they mailed in the auto draft paper work last week. The borrower also stated that the property taxes will be paid by 2/15/2017 and will call back at that time to try and have an escrow account setup. Per comments on 2/27/2017, the delinquent taxes were paid/redeemed on 2/23/2017. An escrow account was not setup per the payment history as of the end of the review.	Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Previously	7
0FDA8F7F-02D8-4457-8F28-ECCB237812AE	xxx	xxx	xxx	IL	4/3/2018	Yes	3/28/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 7/5/2017. Comments on 7/5/17 indicate the borrower called to make a payment.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															7/5/2017	Contact made with borrower	Comments on 7/5/17 indicate the borrower called to make a payment.	Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Previously	7
708B8602-2F4A-4687-B3CE-E46BB79C88E4	xxx	xxx	xxx	MN	4/3/2018	Yes	4/15/2018	Current
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 9/5/2017. The most recent borrower contact occurred on 9/5/2017, in which the borrower stated they would have all the forms for the deferment filled out and sent back within a few days. The deferment was approved on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Payment Deferral/Extension associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															9/5/2017	Contact made with borrower
The most recent borrower contact occurred on 9/5/2017, in which the borrower stated they would have all the forms for the deferment filled out and sent back within a few days. The deferment was approved on 9/xx/2017.
																		Retention	No	Current	Low	No	Medium	High	No	No			Not Determined		Never						No	No	Never
ABD6E381-5D49-414D-86E7-896098E0C4FE	xxx	xxx	xxx	MN	4/3/2018	Yes	4/22/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.   The bankruptcy case number is Not Determined. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
 BORROWER CONTACT: Not attempting to contact borrower for valid reason.  There is no evidence of recent borrower contact.
																Not attempting to contact borrower for valid reason		Retention	No	Current	Low	No	High	High	No	No			No Borrower Contact		Never						No	No	Previously	Not Determined
5DD14F5C-F3F0-46D2-90C4-123145421ED3	xxx	xxx	xxx	AZ	4/3/2018	Yes	4/25/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
 BORROWER CONTACT:  The last date of contact on behalf of the borrower was 12/26/2017. Commentary on 12/26/2017 indicated the bankruptcy attorney inquired about the Reaffirmation and the servicer emailed the attorney a revised Reaffirmation cover letter with an explanation that there was an interest rate error. On xxx the executed Reaffirmation was received by the servicer.
															12/26/2017	Contact made with borrower	Commentary on 12/26/2017 indicated the bankruptcy attorney inquired about the Reaffirmation and the servicer emailed the attorney a revised Reaffirmation cover letter with an explanation that there was an interest rate error. On 1/xx/2018 the executed Reaffirmation was received by the servicer.	Retention	No	Current	Low	No	High	High	No	No					Never						No	No	Currently	7
568D07E7-A658-4FAF-863A-E13329ADCF8C	xxx	xxx	xxx	IL	4/3/2018	Yes	4/26/2018	Current
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy status was not determined.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/15/2018. The most recent borrower contact was on 2/15/2018 with the borrower inquiring about contacting the escrow department. There were no subsequent entries to determine if the question was resolved.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															2/15/2018	Contact made with borrower	The most recent borrower contact was on 2/15/2018 with the borrower inquiring about contacting the escrow department. There were no subsequent entries to determine if the question was resolved.	Retention	No	Current	Low	No	High	High	No	No			Not Determined		Never						No	No	Previously	7
8346954D-0158-4D0F-9780-7103009C928F	xxx	xxx	xxx	Missing	4/3/2018	Yes	10/5/2017	Collections					• DENIED LOSS MITIGATION: The servicer mailed the borrower a loss mitigation acknowledgment letter on 2/26/2018. According to a comment on 3/xx/2018, the borrower was denied for a loan modification as the total debt to income exceeds 50%, ineligible credit score and 120 days past due. • DELINQUENT PROPERTY TAX: Comments on 3/12/2018 indicate the delinquent taxes totaled $6,572.72. There is not indication the delinquent taxes were paid before the end of the review period.
LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Curtailment of Income.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/30/2018. Comments on 3/30/2018 indicate the servicer spoke to the borrower on 3/29/2018 and informed the borrower that loss mitigation options may be available.
DELINQUENT PROPERTY TAX: There is evidence of unpaid delinquent taxes that total $5,000-$10,000.
LOSS MITIGATION: There is evidence of a previous Most Recently Denied Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															3/30/2018	Contact made with borrower	Comments on 3/30/2018 indicate the servicer spoke to the borrower on 3/29/2018 and informed the borrower that loss mitigation options may be available.	Retention	No	Curtailment of Income	Medium	No	Low	Medium	No	No			Not Determined		Never						No	No	Previously	7
04FA6154-FA1C-4DD3-80BF-98FBB49097C4	xxx	xxx	xxx	MI	4/3/2018	Yes	9/25/2017	Collections
• OTHER: The borrower is not able to work due to accident at work in June 2016 and is waiting a settlement from workman's compensation and per comments of 1/8/2018 the borrower was still waiting on the court date for the case.

LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Excessive Obligations.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 4/2/2018. The most recent borrower contact occurred on 4/2/2018, in which the borrower stated they would call back on 4/3/2018 to advise date payment would be made and the amount.
 OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
															4/2/2018	Contact made with borrower	The most recent borrower contact occurred on 4/2/2018, in which the borrower stated they would call back on 4/3/2018 to advise date payment would be made and the amount.	Retention	No	Excessive Obligations	Medium	No	Low	Medium	No	No			Not Determined		Never						No	No	Never
64FDE4AC-B862-4F9B-9072-BD0F2D897696	xxx	xxx	xxx	FL	8/11/2017	Yes	6/1/2017	Collections	6/1/2015	10/5/2016			Payments are currently past due, and there is no evidence of any kind of plan to reinstate.
•FORECLOSURE: There is no evidence of foreclosure action on this loan.
•BANKRUPTCY: There is no evidence of an associated bankruptcy case.
•LOSS MITIGATION: Per a comment on 3/20/2017 the loan had been modified under the Shared Appreciation Modification; however, the date of the modification and terms were not disclosed.
•PROPERTY DAMAGE: There is no evidence of property damage.
•EXCEPTIONS: Payments are currently past due, and there is no evidence of any kind of plan to reinstate.
 •ADDITIONAL INFORMATION: The last reported property inspection was completed on 7/15/2017 and reported the property was occupied however, there was no evidence of who the occupant was.  The last reported borrower contact was on 6/15/2017 and the borrower stated that they could not afford the monthly payments due to self-employment and loss of income. The borrower declined financial assistance.
																				Curtailment of Income								Occupied by Unknown			Never		N/A						Never	N/A
20D9C837-F1DF-4EC2-83E4-85228FEA4A71	xxx	xxx	xxx	NY	8/11/2017	Yes	8/1/2017	Current	6/1/2015	9/30/2016			A loan modification was completed during the review period.
•FORECLOSURE: The foreclosure was referred to the foreclosing attorney prior to the review period. As of the beginning of the comments received, the foreclosure file was on a loss mitigation hold. There was multiple loss mitigation mediations held with most recent on xxx when a request to settle mediation was approved by the Judge.  A request to close and bill was sent to the foreclosing attorney on xxx as the loan modification was completed.
•BANKRUPTCY: There is no evidence of an associated bankruptcy case.
•LOSS MITIGATION: Per comments on 10/14/2016, HAMP documents were received. Comments on 11/9/2016 indicate that the loan was under loss mitigation mediations which were scheduled for 7/xx/2016, 8/xx/2016, 10/xx/2016, and 12/xx/2016. The loan was approved for a HAMP trial modification on xxx with first trial payment due on xxx and ending on xxx. A final HAMP modification agreement was sent to the borrowers on xx. The modification was completed on xxx with the following terms; due date xxx, interest rate xxx%, principal and interest payment $xxx, principal balance $xxx, maturity date xxx. There was multiple loss mitigation mediations held with most recent on 4/xx/2017 when a request to settle mediation was approved by the Judge due to a completed loan modification.
•PROPERTY DAMAGE: There is no evidence of property damage.
•EXCEPTIONS: A loan modification was completed during the review period.
 •ADDITIONAL INFORMATION: The last borrower contact was with the authorized third party on 1/30/2017 when a promise to send the trial payment was made. The authorized third party informed that the payment would be made the next day.  Per property inspection completed on 11/8/2016, the property is occupied however it was not determined if it was occupied by the owner.
																				Current								Occupied by Unknown			Previously		Close and Bill						Never	N/A
6FD00639-47C1-449A-9DB4-251CE9D184C6	xxx	xxx	xxx	WI	10/28/2016			Current					N/A
 FORECLOSURE: Commentary dated 12/1/2015 refers to a request to dismiss the foreclosure due to a completed forbearance. No further information regarding the foreclosure was cited during the review period.
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: Commentary dated 12/1/2015 refers to a forbearance being completed. No further information regarding the terms of the forbearance were cited during the review period.
 PROPERTY DAMAGE: There is no evidence of property damage.
  EXCEPTIONS: No exceptions were identified.
																				Current								Not Determined			Previously		N/A						Never	N/A
FA0EA4C1-E647-4967-BE97-6C965F8FD458	xxx	xxx	xxx	WI	1/2/2017			Current					N/A
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
  EXCEPTIONS: No exceptions were identified.
																				Current								Not Determined			Never		N/A						Never	N/A
1EBC09C0-886E-4D72-8D93-6C34DAD181E0	xxx	xxx	xxx	IL	6/30/2016			Current					N/A	FORECLOSURE: There is no evidence of foreclosure action on this loan BANKRUPTCY: Comments on 6/30/2016 refer to a prior chapter 7 bankruptcy case xxx. The bankruptcy was filed on xxx and discharged on xxx. LOSS MITIGATION: There is no evidence of loss mitigation on this loan. PROPERTY DAMAGE: There is no evidence of property damage. EXCEPTIONS: No exceptions were identified.						Current								Not Determined			Never		N/A						Previously	7
11DE7E94-543A-4E35-B7F8-6DBFFAFE5555	xxx	xxx	xxx	IL	1/4/2017			Current					N/A
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
  EXCEPTIONS: No exceptions were identified.
																				Current								Not Determined			Never		N/A						Never	N/A
67602728-84E3-49C9-8833-6DE74AE78D55	xxx	xxx	xxx	MN	2/10/2016			Current					N/A
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
  EXCEPTIONS: No exceptions were identified.
																				Current								Not Determined			Never		N/A						Never	N/A
92CCD45F-2805-492A-AB90-7386C162771E	xxx	xxx	xxx	MT	8/2/2017	Yes	7/1/2017	Collections	7/1/2015	9/6/2016			A modification was completed during the review period.
•FORECLOSURE: There is no evidence of foreclosure action on this loan.
•BANKRUPTCY: There is no evidence of an associated bankruptcy case.
•LOSS MITIGATION: Per comments on 8/25/2016, the borrower called stating that they were approved for a trial plan with the prior servicer for a four month plan starting in xxx through xxx in the amount of $xxx. The servicer reached out to current investor for approval to restart the trial payment plan and was approved. The borrower was advised on 11/14/2016 that the trial plan was approved to restart beginning xxx in the amount of $xxx for three months. Per comments on 2/9/2017, loan modification documents were sent to the borrower on xxx. The loan modification was completed on xxx.
•PROPERTY DAMAGE: There is no evidence of property damage.
•EXCEPTIONS: A modification was completed during the review period.
 •ADDITIONAL INFORMATION: The last contact with the borrower was on 8/2/2017 when the borrower stated that they had spoken to a representative to advise that their son was in an accident in another state causing unexpected finances but would try to make a payment on 8/7/2017. Per filed inspection completed on 8/15/2016, the property is owner occupied.
																				Excessive Obligations								Owner			Never		N/A						Never	N/A

Redacted LoanID	Loan Number	Seller ID	Last Filing Date	Case Number	Current Bankruptcy Status	Bankruptcy Status date	Last Bankruptcy Stage	Last Bankruptcy Stage Date	Loss Mit?	Current Loss Mitigation Type	Current Loss Mit Status	Current Loss Mit Status Date	Previous Loss Mitigation Type	Previous Loss Mit Status	Previous Loss Mit Status Date	HHF Assistance?	Mediation Hearing?	Damage Flag	Damage Type	Estimated damage amount	Poor Property Condition with No Reported Damage?	Property Type Exception?	REO	REO Status	Evidence of Litigation	Active Military/SCRA Flag	Is there evidence of title issues?	Title Issue Type	Is there evidence the loan has been Paid in Full?	Is there evidence the loan has been charged off?	Unsecured Collateral?	Is there evidence of unpaid delinquent property taxes?	Delinquent Property Tax Amount	Evidence of ongoing insurance issue?	Evidence that property is located in a current FEMA disaster area?	Additional Risk Factors
B953BDDD-B047-4076-B9D7-2D8226D91850	xxx	xxx							Currently	Repayment Plan	In Process	xxx	Loan Modification	Completed		No	No	No			No	No	No		No	No	No		No	No	No	No		No	Yes
6B8A5342-872D-4C4A-8DD5-AD8283B25D22	xxx	xxx							Currently	Loan Modification	Trial Approved	xxx	Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	Yes
8727CC9B-C208-4E4D-B3CD-5B4B3154E08D	xxx	xxx							Previously				Repayment Plan	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No
2B6D2285-D8C9-4080-B04F-9EFCBBE6C834	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No
2A4655F9-0EE7-42D1-9D75-741091AA89D6	xxx	xxx		xxx	Dismissed	XXX	Dismissed	xxx	Currently	Loan Modification	Trial in Process	xxx	Forbearance	Completed	xxx	No	No	Yes	Storm Damage		No	No	No		No	No	No		No	No	No	No		No	Yes
C25BB5A5-2FFA-49FA-AF7A-A42DBFB8491E	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No
8B40DB3C-A679-4D1A-A9B2-456035471C7E	xxx	xxx							Previously				Loan Modification	Completed				No
43E372F3-0F04-4787-9CB2-859CD7847E7E	xxx	xxx							Never				N/A	N/A				No
B953211F-7E1D-441A-8233-6E80AB4366C7	xxx	xxx							Never				N/A	N/A				No
D5012166-F3BE-4CE0-9F7D-DC38180A7773	xxx	xxx							Previously				Loan Modification	Completed	xxx			No
3F75CF6A-BD0C-4EAF-9A0F-A43900A3827C	xxx	xxx	xxx						Previously				Loan Modification	Completed	xxx			No
5901451D-14D9-4C9B-A5CA-76067F36EB65	xxx	xxx							Previously				Payment Deferral/Extension	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
11A08340-5E4E-445E-A0D6-E6E7558BB155	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
0269B971-EB4B-49F5-A031-266A20F10353	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
39D25CC5-EDAE-460F-AC9D-276006692B04	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
B8BEEB82-07FF-4EF7-A034-FC32A9867CC8	xxx	xxx							Previously				Repayment Plan	Most Recently Denied	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
F715734D-5C68-4643-A224-F19FC919D9A0	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
8716C4CD-0CE4-45AD-9462-B64ACFE84433	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
C5A918F8-F4B8-40BA-8808-960EA0231238	xxx	xxx	xxx	xxx	Discharged	xxx	Discharged	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
49835753-4A0F-4A29-A1C5-6964081D1404	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	Yes	No
B454DBFC-0939-48E9-A7BA-1B17BCA03AD0	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
219DAC24-E52C-4630-A02A-6B51618806D9	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
1B1D2795-186B-4861-96FB-BDD4DA559107	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
F623558E-09B6-4C2C-BD80-BC5917D76A9B	xxx	xxx							Never							No	No	Yes	Storm Damage	$0-$5,000	No	No	No		No	No	No		No	No	No	No		No	No	No
03F4CD4E-54A6-47BE-AA4E-4CB6ECFA09E2	xxx	xxx							Previously				Loan Modification	Completed		No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
A5597C86-C635-4809-9153-A4F2F24445CB	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
6C78CBD4-4675-45F8-A080-3A9BF203FB57	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
A4677EF0-E673-4544-8C5D-2B77A1116D5E	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
513956F0-68D1-492F-8F58-F7811BCF4A85	xxx	xxx		Not Determined	Discharged		Discharged		Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
D445AF77-99BE-41FE-B325-F6EF2DC7ECD4	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
0B628CD2-D5D2-4B6D-8145-43C9FE4FCD6B	xxx	xxx		Not Determined	Discharged		Discharged		Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
BE4AF676-DD70-4614-BFA9-DC99A4F105F9	xxx	xxx		Not Determined	Active	XXX	Performing under Plan		Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
86752442-3E57-418D-AB7F-3928D17141C1	xxx	xxx	xxx	xxx	Active	xxx	Performing under Plan	xxx	Previously				Loan Modification	Denied		No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
429D7E5B-9891-4C4E-A18D-BC68E96742BD	xxx	xxx		Not Determined	Discharged		Discharged		Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
78F54E87-595B-404E-921E-395E51149F21	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
8C26D474-1998-4C38-BB84-C864F65914BD	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
A8B6523C-EA71-4D59-B5AC-27D6F4C9466F	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
51182539-0E71-4048-946A-AF5948B76787	xxx	xxx							Never							No	No	Yes	Not Determined	$10,000-$50,000	No	No	No		No	No	No		No	No	No	No		No	No	No
E134F6BF-2A7F-4DDD-BBFB-30B1A7C173B4	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
51B7F8E8-6282-40DE-8CC3-30B5E1505B62	xxx	xxx		Not Determined	Discharged		Discharged		Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3F1BCB75-ADFC-40F1-9953-85175C528621	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
9E66E06D-5C3F-446D-A370-4BEF932277EC	xxx	xxx	xxx	Not Determined	Discharged	XXX	Discharged	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
5AA92A4C-7989-48D5-ABAE-78865F9B64E7	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
5E96944A-EFC1-4892-ABC0-546F180EE37D	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
644BD060-6898-4271-843A-E958AFD4C52A	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
FF0D09D3-9C1D-46D0-9265-C5BA0A535643	xxx	xxx	xxx	xxx	Active	xxx	Performing under Plan	xxx	Previously				Forbearance	Denied	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3A1CD208-34F9-4365-904B-22B0DD165197	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
483BC2AA-5A40-42D7-973E-490171B794B1	xxx	xxx		Not Determined	Discharged	XXX	Discharged	xxx	Never							No	No	No			No	No	No		No	No	No		No	No	No	Yes	$0-$5,000	No	No	No
51E9A0A9-C2F1-4AB7-8010-ABD818138CB3	xxx	xxx		Not Determined	Discharged		Discharged		Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
159CD5C2-82CD-4B45-81DD-853D61EDA01F	xxx	xxx		xxx	Relief Granted	XXX	Relief Granted	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
B0F54DC4-79B9-4EED-A05B-94F703B03BBA	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
4B3AAE5D-BE7A-4009-94A5-D00AB580CE82	xxx	xxx							Previously				Repayment Plan	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
D5AF39EC-2E99-487A-B1A1-D4FC1BA0705F	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3ABDEB14-8078-4FF8-821D-981AA879CDEC	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
9B2317B9-1AAA-4F5C-AEDF-712BB242DE58	xxx	xxx		Not Determined	Discharged	XXX	Discharged	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
C324B6FD-3930-4D04-90EA-4C6E7F895B8B	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
358A374B-9A51-4E4B-A13E-5B87A41BBBBE	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
80187C3C-CE05-4212-AE71-67D9CF7C88C4	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
0ABE120C-5CCE-440B-A286-95F49416F894	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
6C8F636C-6785-42FB-A408-306C63E99F22	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
D2965AE1-36E9-40C0-B081-541E9E34AA61	xxx	xxx		Not Determined	Discharged		Discharged		Previously				Repayment Plan	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
7875AA1B-3CEA-49AC-91FF-BB2B3108FAF8	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
E42274AA-8D4A-4929-95CC-30CF1B9022D9	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
67CFAB6C-B5CD-4119-99BB-A47F7C1AFEE6	xxx	xxx		Not Determined	Discharged		Discharged		Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
5645958A-E4C6-4F09-8FE0-2D144671A609	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
2C477665-8314-4ED3-B831-35238A06EDF0	xxx	xxx		Not Determined	Discharged	XXX	Discharged	xxx	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
10364152-8501-49DA-B963-C83FAC36C749	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
B66ADAEB-25D4-4D83-9457-49C0892D7110	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
97CD57F2-5E5C-44ED-9EC1-90A062693FBD	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
9BF556AF-E642-4D72-80BA-547CFF52D61B	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
8E52369E-D636-4234-BBFC-40E41EEA6723	xxx	xxx		Not Determined	Discharged		Discharged		Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
00424697-94DD-4380-B239-53249273DD14	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
B23C62C7-6BBD-4C46-9A20-9DC46CEDB35B	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
731C47A1-59E8-44F1-A0EE-E4F950630A8F	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
A842A896-097A-443E-9509-4E0F2C5B10B7	xxx	xxx	xxx	xxx	Active	xxx	Performing under Plan	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
46158796-740A-43C2-A524-6E8A6241CCDC	xxx	xxx							Previously				Loan Modification	Denied	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
B06FC257-9FE9-4C9C-8B4F-442747BCD4F1	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
061E5183-82D7-4737-9023-6EC96269DA95	xxx	xxx		Not Determined	Dismissed	XXX	Dismissed	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
DE62814D-C50B-4EF9-B2F1-6BF61F72BC78	xxx	xxx		xxx	Discharged	XXX	Discharged	xxx	Previously				Loan Modification	Completed		No	No	Yes	Not Determined		No	No	No		No	No	No		No	No	No	No		No	No	No
2A39E1AC-7370-4006-B981-FD2E9C6BE4C3	xxx	xxx							Previously				Repayment Plan	Denied	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
385169B7-40E6-4C0A-A390-D246D1E52871	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
F8CB84EE-BF70-4EC5-B4BB-AB484309C3BC	xxx	xxx		Not Determined	Discharged	XXX	Discharged	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
A2C9D10F-F2C5-4010-B334-9545943B76CD	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
41A03E8B-598A-4476-A375-AC1D52FCF6CE	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
B551B0E6-A36C-4952-A976-98F29D744341	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
870EC673-4DC4-426E-A6E8-6BCD8ABBEC16	xxx	xxx		Not Determined	Not Determined		Not Determined		Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
24A15CC8-ECA7-4C6D-8BAF-5F084E938E3A	xxx	xxx	xxx	xxx	Active	xxx	Performing under Plan	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
38976460-2308-4471-88B1-15867060A83C	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
6AD858D2-88F0-47E1-9DF8-07A6B4810106	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3D726AEE-0957-4479-99CE-58264EC4379A	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
12D20AAD-7A4F-4D3B-A4EA-4D5C96EFD92B	xxx	xxx		Not Determined	Not Determined		Not Determined		Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
1E59B0C4-3C65-425D-A455-3C44E778ABD0	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
568B9B40-1C97-439D-A4DC-932C2E4F32E6	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
6D890526-86BF-49BF-B56A-19B92713E80A	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
13E4FD6D-F170-4797-9D7B-0EE958213D57	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
012C979F-42A0-4C07-95D7-5724830B1DBE	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
DCEC2D67-DD0B-4F1F-871A-8B6B004F6EE0	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
6EC6A1B9-0F71-4005-95EE-B1508DA2F673	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
A69284B8-C8EB-423B-8504-F95EED472E37	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
9CFAC872-6D72-4AD1-B00D-9429CE29EC0C	xxx	xxx		xxx	Discharged	XXX	Discharged	xxx	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
2221F477-5C3E-4EF9-8AD1-CD12529E888C	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
B9F42173-7933-439E-A171-BF5634D3B37A	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
631EFA58-7B9E-47CB-890C-A70AF8E0EDBE	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
F6229239-02CB-434D-AE76-A184510D1A30	xxx	xxx							Previously				Repayment Plan	Denied	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
2E9F6E51-0D7F-4D50-9EAC-4E05158E46E5	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
52EAF194-0159-45DE-ADE3-B76959267D52	xxx	xxx		Not Determined	Active	XXX	Performing under Plan	xxx	Previously				Loan Modification	Completed		No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
DADC6A7A-7548-45B0-8C8A-0439F2E1FDE9	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
1DB27867-2B51-4CB7-9011-7FED0AF5DBFA	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
7A7F1065-08D1-4CCF-A01D-20C4C1ED5316	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
A53079C8-366F-4AD3-B702-D103A727759C	xxx	xxx		Not Determined	Discharged		Discharged		Previously				Repayment Plan	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
E809E5E0-B336-4E53-83DB-03F24A057F75	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	Yes	Flood	$50,000+	No	No	No		No	No	No		No	No	No	No		No	No	No
926EB293-7213-4820-BF58-E9CC77829F98	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
C1CE9B31-831B-4E62-87B8-4543A0B48C72	xxx	xxx							Previously				Loan Modification	Completed		No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
FBD036FD-01C0-44DC-ABCF-F9404D35781D	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
29373662-720A-41B1-9DC5-4339EA02F4C2	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	Yes	Storm Damage		No	No	No		No	No	No		No	No	No	No		No	Yes	No
5E10D386-547D-49C1-8C75-2F1F6EAA53E6	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
621EFA29-4303-46C0-AE95-6D7A9B80EEE0	xxx	xxx		Not determined	Discharged	XXX	Discharged	xxx	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
DC274542-65C5-4A27-A4EF-EE6E5F67A864	xxx	xxx		Not Determined	Discharged		Discharged		Previously				Loan Modification	Completed	xxx	No	No	Yes	Other		No	No	No		No	No	No		No	No	No	No		No	No	No
6DE5FE91-7588-41CE-BAF1-517FA6B6A021	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
CA3A5968-059D-4918-BAC1-E294F1CBB6C9	xxx	xxx		Not Determined	Discharged	XXX	Discharged	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
305B0710-E38F-446C-A3EA-3E408621D25F	xxx	xxx	xxx	xxx	Discharged		Discharged		Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
17E01F82-5F31-48F1-B54D-A6FB623B0519	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
12B41B28-14DF-4BE3-AE44-111BCAAAFDC3	xxx	xxx		Not Determined	Discharged	XXX	Discharged	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
F10C6B01-9210-4A07-975E-48B3A8E502F8	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
D9BAB0D6-5BF4-4D3F-92B8-D95DC3BD5015	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3D85A539-2CF3-4679-BADD-AB9F783F786D	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
5453B83B-64DD-4F08-BAC7-2C3A44AC7A34	xxx	xxx							Previously				Loan Modification	Completed				No
C2E20D9E-20F2-4465-8849-0FDFF61B51F1	xxx	xxx							Previously				Loan Modification	Completed				No
145D40E3-1B39-4976-A7E5-69226302FE8B	xxx	xxx							Previously				Loan Modification	Completed				No
40EEA876-37A1-4711-A7F7-E2F8CE58D919	xxx	xxx							Never				N/A	N/A				No
9B654851-EBAA-4101-BF8D-95102A329A7F	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	Yes	No
A29120ED-BE9E-41C1-A333-8355E5E9517B	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
91067ACF-DAEA-4B6D-BA01-E23A9F68C35B	xxx	xxx		Not Determined	Discharged	XXX	Discharged		Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
CBC0DCFA-6750-4B71-9D11-46B78BC8EEA4	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
877A96AC-194F-4089-98DF-DABC7763FCBC	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	Yes	Not Determined		No	No	No		No	No	No		No	No	No	No		No	No	No
C65C0CFB-A828-4206-8ECA-B34C00B79752	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
E85DAB2D-73C1-4898-B081-D30C7BB2EFCA	xxx	xxx		Not Determined	Relief Granted	XXX	Relief Granted	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
E239152A-6296-4FA0-B1F8-8A879CD8CCCD	xxx	xxx		Not Determined	Active	XXX	POC Filed	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
A6AC2D06-03A6-4890-93A2-E658F2B4B415	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	Yes	No
C70A5446-053C-4D25-8B09-CBA08EBB7849	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
A23712CB-1947-4A64-BFDA-FE232449D65B	xxx	xxx		Not Determined	Discharged		Discharged		Previously				Loan Modification	Completed	xxx	No	No	Yes	Not Determined		No	No	No		No	No	No		No	No	No	No		No	No	No
FA33C27A-210D-483E-9155-290E102459E1	xxx	xxx		Not Determined	Discharged	XXX	Discharged		Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	Yes	No
4E896DF1-58A2-4ED0-A1A5-84CC36AC2D61	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	Yes	No			No	No	No		No	No	No		No	No	No	No		No	No	No
9066D470-6024-43A0-828B-CFA5F92348CD	xxx	xxx	xxx	xxx	Discharged	xxx	Discharged	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
58F94A45-3372-4B73-BCA0-B18C1ADD045B	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	Yes	Other		No	No	No		No	No	No		No	No	No	No		No	No	No
E8E031D9-3924-4605-9672-C0E82541E7D9	xxx	xxx	xxx	xxx	Active	xxx	POC Filed	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
2AD858AE-3F03-4CA1-935C-E8064650CF05	xxx	xxx		xxx	Relief Granted	XXX	Performing under Plan	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		Yes	No	No
AADED2FB-C6B3-4683-B451-418B43467A7E	xxx	xxx		N/A	Discharged	XXX	Discharged		Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
558A8025-085B-42D9-B267-B4404302554E	xxx	xxx	xxx	xxx	Active	xxx	Not Determined	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
15D27563-448C-4CD3-BAD2-53CFE61F4776	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		Yes	Yes	No
E7CEBB21-DBEF-4D31-945E-D8989A248E4E	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
6A892AFA-2F09-4F51-82CB-2EF6154032C1	xxx	xxx	xxx	xxx	Active	xxx	Performing under Plan	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
59CDE8B2-8193-4C76-9E87-F54F0B8D354C	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	Yes	No
5F6F4A72-DDE9-4D0E-B955-823479D45812	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
AD0AEC53-71A2-41C7-912B-F610D89A3DC9	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	Yes	$5,000-$10,000	No	No	No
7A146B0C-2AF0-436B-AEB6-B4237B837BF7	xxx	xxx		xxx	Discharged	XXX	Discharged	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
5568CB64-802B-4D63-9395-FC9C91DC07C6	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
B8D03027-16D6-482F-934A-1757CF58EA77	xxx	xxx		Not Determined	Discharged		Discharged		Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
AA59316B-6E92-4626-B188-5D84DFC99E40	xxx	xxx	xxx	xxx	Active	xxx	Performing under Plan	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
06C55C4F-D9A4-46FC-977C-FDDD31BA78BF	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	Yes	No			No	No	No		No	No	No		No	No	No	No		No	No	No
93A8758C-B840-4058-8849-BA4EF04989AD	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
89096136-17D3-4A67-9D1A-9D41F52959E4	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
9FB7617D-D1F1-47D2-A189-C1E99488D807	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	Yes		No	No	No
498ACAE8-B713-48B1-BE17-A84B71D2917D	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	Yes	No			No	No	No		No	No	No		No	No	No	No		No	No	No
CFDE6987-B95A-441F-87B7-0A9E9AF912F6	xxx	xxx		Not Determined	Discharged		Discharged		Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
DE77452C-ECC1-4ABE-B2B4-67B2B38099E5	xxx	xxx	xxx	xxx	Active	xxx	POC Filed	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
E4B3D093-3E81-4CF6-B1C4-33EF71740047	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3A2C6567-4FA1-4357-836B-3DC4F67EE6C1	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
809813F2-538A-472B-AC80-73C84F1FCC79	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
C45E3C4E-5E09-48C7-A39A-598CA09F3115	xxx	xxx	xxx	xxx	Discharged	xxx	Discharged	xxx	Previously				Loan Modification	Completed	xxx	No	Yes	No			No	No	No		No	No	No		No	No	No	No		No	No	No
F40A76AC-D3A4-4520-8A5B-10FA2F273C97	xxx	xxx	xxx	xxx	Discharged	xxx	Terminated	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	Yes	No
B3E6C086-2670-4B6D-956D-3282E75EC8C7	xxx	xxx	xxx	xxx	Discharged	xxx	Discharged	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
A64D2596-252B-4AB7-A06D-A49333824603	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
F1E9BC1E-6090-48BE-B371-EE159D4EAD1F	xxx	xxx		xxx	Dismissed	XXX	Dismissed	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
61971C81-C0F0-4579-87C2-0B24AF70E29E	xxx	xxx	xxx	xxx	Dismissed	xxx	Dismissed	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
34055A7A-5F8D-444D-BD47-ADF49C7A86BF	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
D46C1A61-7C78-4146-BBBA-3D7ED61337EF	xxx	xxx		xxx	Discharged	XXX	Discharged	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
4E77D290-0C1D-4722-BFEA-2C994461E5BE	xxx	xxx	xxx	xxx	Relief Granted	xxx	Relief Granted	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	Yes	No
1DA44231-4B44-4184-9FE5-99A27B551BA8	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3675B620-E8F5-4056-AAE8-A9634C6C650C	xxx	xxx	xxx	xxx	Dismissed	xxx	Dismissed	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
9980DCAC-781D-4B5A-A9FB-0DA31C41CD4E	xxx	xxx	xxx	xxx	Active	xxx	Performing under Plan	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	Yes	Clouded Title	No	No	No	No		No	No	No
5715C773-05B9-4CFB-B2DF-5B13ED7A852C	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
4F540766-6FC3-4A58-9937-A58688C02272	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
1FD5993D-BAD4-431C-93D9-356AA08076D9	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	Yes	No
77E9F602-B5FC-4FF1-8D8C-CE21BAFABA01	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
0FE84969-AB68-41FD-9935-20B04415B397	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	Yes	No
647A384E-C10B-41E1-A374-406346174B8D	xxx	xxx		xxx	Discharged	XXX	Discharged	xxx	Previously				Loan Modification	Completed	xxx	No	Yes	No			No	No	No		No	No	No		No	No	No	No		No	No	No
C88DCB02-6F58-4C95-80F7-CDE677C0A217	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
7F329E5F-D728-43F7-A5D7-BE8E594F6B58	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
FBAC7666-ABD8-4C28-A2D4-09CB430F1A39	xxx	xxx	xxx	xxx	Dismissed	xxx	Dismissed	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
BBC52F95-8191-41F5-8D3F-E6F8368EC20D	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	Yes	No
290B177A-EB54-4891-B068-1CEB203C7C01	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
41FA65D7-DE60-44A6-95BD-21A25681ABF2	xxx	xxx		xxx	Discharged	XXX	Discharged	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		Yes	No	No		No	No	No	No		No	No	No
E691DB78-0404-4C1A-9792-058B33D8FAB1	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
C3598D92-F023-4FDA-B580-AEF6CE380542	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
A098C469-F5C8-4077-9771-67F0E1EDC2AC	xxx	xxx		xxx	Dismissed	XXX	Dismissed	xxx	Previously				Loan Modification	Completed	xxx	No	No	Yes	Not Determined		No	No	No		No	No	No		No	No	No	No		No	No	No
EC0225B6-971D-4376-BF90-97ED7DDFB5B1	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
329B826F-3AF1-4834-8390-EAC0551F3F3F	xxx	xxx		xxx	Active	XXX	Performing under Plan	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	Yes	No
18461803-C689-48FA-8285-C33F23AC02BD	xxx	xxx							Previously				Loan Modification	Completed	xxx	Yes	No	No			No	No	No		No	No	No		No	No	No	No		No	Yes	No
1B003E6E-C9A0-4196-BDCA-F47759573553	xxx	xxx							Previously				Repayment Plan	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
CD757BB4-3DA5-4B17-8332-C14DFF80A83E	xxx	xxx							Previously				Loan Modification	Completed	xxx	Yes	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
E98050B2-BE45-4A1C-B856-5D086AAAF26F	xxx	xxx							Previously				Repayment Plan	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
4857D3EB-A289-4FA7-964A-952DAE8CF08C	xxx	xxx	xxx	xxx	Discharged	xxx	Discharged	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3360CD64-4337-40CC-AB87-D08511D22457	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	Yes	No
200D17E5-C881-40A0-A004-CFF5FE8D9A3F	xxx	xxx	xxx	xxx	Dismissed	xxx	Dismissed	xxx	Previously				Loan Modification	Completed	xxx	No	Yes	No			No	No	No		No	No	No		No	No	No	No		No	No	No
50FAF321-B2E8-46D2-9A8C-27203961959D	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
F0DA2A58-B31D-4255-A21E-4555BAD25F62	xxx	xxx	xxx	xxx	Discharged	xxx	Discharged	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
A27C7EF8-436D-4B45-8918-D5C69451D8AD	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
88131F3B-A091-46D9-B407-AFD84FEEB3DE	xxx	xxx	xxx	xxx	Dismissed	xxx	Dismissed	xxx	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
258EB123-64E5-45C4-B514-A69F6B2B6019	xxx	xxx	xxx	Not Determined	Relief Granted	XXX	Relief Granted	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
A49F6FA2-EC36-4BE2-A2C2-240EA276A454	xxx	xxx	xxx	xxx	Relief Granted	xxx	Relief Granted	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
72421C1A-1193-4DC1-84DE-2ACFAF35586D	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	Yes	No			No	No	No		No	No	No		No	No	No	No		No	No	No
791F6092-CC2F-4149-B135-5B9D366BB24C	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
C18CBE27-ACB6-4F10-A946-47DE30AE8728	xxx	xxx							Previously				Repayment Plan	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
D6B09C53-7D47-45F1-829D-FAEFB7191518	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	Yes	No
5507D05B-DF2E-4CA8-8134-DBE964606B79	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
1456D693-361C-4DB3-A9E3-C5C274037AA4	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
9A65C388-8F01-4036-8C6C-7342685EEE46	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
BD9E3C16-2BF4-458B-92BD-8D3E6E682C59	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	Yes	No
3E9CF09C-31D8-465C-AD92-9B5DA432D1AD	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
941E752D-9EB8-4BF2-883D-7492D2CF90B0	xxx	xxx	xxx	xxx	Active	xxx	Performing under Plan	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
63879D04-DDFB-400B-BAE7-C8F38CD13BB6	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
E7384E50-5155-4731-96EF-2EF8477754C5	xxx	xxx	xxx	xxx	Dismissed	xxx	Dismissed	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
1E623822-3B8B-4497-8B57-DE3C6552D77C	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
DF3A4CE3-E386-44A8-988F-991E007EFD0C	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
72560E5B-8649-4A2A-B3A8-7573BA370F96	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
240401BA-D3A2-4370-92A0-4DE9CDB2C024	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
53AFF7B0-EBBB-40D4-AB37-04375216AD76	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
5229ADEF-E334-448F-B0C6-D2307F25D088	xxx	xxx		N/A	Discharged		Discharged		Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
76B61C0D-EBC9-4C39-9AFD-7E4C36597124	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	Yes	Water	$5,000-$10,000	No	No	No		No	No	No		No	No	No	No		No	No	No
B135FAEC-CE60-4E64-AA0A-01FC0D12D9F1	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	Yes	Yes	Other	$10,000-$50,000	No	No	No		No	No	No		No	No	No	No		No	No	No
E56BCF19-2FC5-4D38-B14E-F08EF35E86CA	xxx	xxx		Not Determined	Discharged		Discharged		Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
6E1140F5-AA9A-4BB2-8EEB-9F2BCDDB0FB5	xxx	xxx	xxx	xxx	Discharged	xxx	Discharged	xxx	Previously				Loan Modification	Completed	xxx	No	Yes	No			No	No	No		No	No	No		No	No	No	No		No	No	No
30EC28F7-C01D-429D-8DF3-C9694D2CA884	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
E9BECF41-4444-4F77-B9F3-5538D2577CC4	xxx	xxx		xxx	Discharged	XXX	Discharged	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
16132524-DF29-4150-9D78-3C588AF6B67E	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	Yes	No
E5CC1C72-9E13-481A-9CE3-8872E97F60F7	xxx	xxx		Not Determined	Discharged		Discharged		Previously				Repayment Plan	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
FA42BCF2-D67C-4F86-96BE-A312F2D8FEC6	xxx	xxx	xxx	xxx	Discharged	xxx	Discharged	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
CA82AEDA-0E9F-471D-8BB9-A00F582B8A62	xxx	xxx							Never							No	Yes	No			No	No	No		No	No	No		No	No	No	No		No	No	No
9EEBB55D-9BEB-479B-9C63-9092CFD506DE	xxx	xxx							Previously				Repayment Plan	Completed	xxx	No	No	Yes	Other		No	No	No		No	No	No		No	No	No	No		No	Yes	No
C7A55B44-2DB1-4BC4-9FFA-4D2856442774	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
B47A28A6-D223-4184-88EA-B646630DD94E	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	Yes	No
BB88E355-47EF-401C-963A-B84929A4C574	xxx	xxx		Not Determined	Discharged		Discharged		Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
28F969DD-B4DF-437B-A0E3-4FEA12ED469D	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
7A33CF77-D18C-48B0-90F2-F03F059D0C23	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	Yes	No
C889F438-466D-4E5C-8BCB-2FF5D12F1A8E	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	Yes	No
421363CA-025E-46C8-AA78-EC1419775DD5	xxx	xxx	xxx	xxx	Dismissed	xxx	Dismissed	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
80EFF856-7823-4D69-BF2B-4007CCCCBB10	xxx	xxx		xxx	Discharged	XXX	Discharged	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
5F1386ED-FDB1-48C1-85F2-6E9C93031DFF	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
9CC378E4-0FF0-4238-83F0-8501B5AE5C9B	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
B70C4808-128E-4383-9903-9E7316919AEC	xxx	xxx		xxx	Active	XXX	Bankruptcy Filed	xxx	Previously				Loan Modification	Completed	xxx	Yes	Yes	No			No	No	No		No	No	No		No	No	No	No		No	No	No
FF0C7791-1B10-45B9-A3A7-CBFC4A5A71EC	xxx	xxx		xxx	Dismissed	XXX	Dismissed	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	Yes	No
F3072A09-61FF-4779-8307-F9E5A24B9E32	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
15744199-2599-401D-8C2E-60EFE14DFFE5	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
CBA75D15-5C92-4FFE-B0F2-D90C87630156	xxx	xxx		Not Determined	Active	XXX	Not Determined	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
7DDAA772-7917-429E-9F2B-73580E2849DC	xxx	xxx		xxx	Dismissed	XXX	Dismissed	xxx	Previously				Loan Modification	Completed		No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
257ECC18-1EE4-48A0-9521-9F31827249C9	xxx	xxx	xxx	xxx	Discharged	xxx	Discharged	xxx	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	Yes	No
603CEAE3-CE53-4452-9571-3839C00C77EF	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	Yes	No			No	No	No		No	No	No		No	No	No	No		No	No	No
2FC95FB7-747B-4D07-A5B4-2BAC4AC22C01	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
8071C980-5EAE-4271-9ECE-3E917EF8662B	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	Yes	No
E40D615F-AD9B-449D-A980-D827494DA6BA	xxx	xxx	xxx	xxx	Discharged	xxx	Discharged	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
C19A7E7B-90D8-4B1C-9E3E-A1E4A72C4972	xxx	xxx		xxx	Dismissed	XXX	Dismissed	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
9BD69859-7A00-4F83-8E31-87D2F0B2B50A	xxx	xxx	xxx	xxx	Terminated	xxx	Terminated	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
978993C8-3F8D-46AB-AA72-3BFA874E9F47	xxx	xxx	xxx	xxx	Active	xxx	Relief was Denied	xxx	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	Yes	No
3D32F225-6BB5-4846-8120-D06B5366ABA4	xxx	xxx		Not Determined	Active	XXX	Performing under Plan	xxx	Previously				Loan Modification	Completed	xxx	No	Yes	No			No	No	No		No	No	No		No	No	No	No		No	No	No
B8EEB9CF-5F95-48F3-A36A-7C7F3FB308B2	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	Yes	No			No	No	No		No	No	No		No	No	No	No		No	No	No
2C1EE8D5-CF84-46CE-9E97-10272728C998	xxx	xxx	xxx	xxx	Discharged	xxx	Discharged	xxx	Previously				Loan Modification	Completed		No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
B1E01B27-A908-4671-9972-D04FBB8C61CD	xxx	xxx		Not Determined	Discharged	XXX	Discharged	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
2862EED0-EFD6-4D77-A514-D0AEC9280E8A	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
ADCB0558-D49C-4511-9B01-4EA7B019C3C9	xxx	xxx		Not Determined	Dismissed	XXX	Dismissed	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
5C5101F7-2B06-4E04-8660-D8F84D6DC37B	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
8535E1B8-A536-4068-9592-AF5A935E9B53	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	Yes	No			No	No	No		No	No	No		No	No	No	No		No	No	No
75B30351-0900-44F1-8E62-684B0F1E9D06	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	Yes	Water	$5,000-$10,000	No	No	No		No	No	No		No	No	No	No		No	No	No
62150ADA-ED32-4BCE-A93B-40EC5A817919	xxx	xxx	xxx	Not Determined	Active	XXX	Performing under Plan	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
665293A5-5E89-4E8F-95DF-FB8FEC67BAE9	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
2F6200EF-59A1-4A0E-9120-64184BFD3340	xxx	xxx	xxx	xxx	Discharged	xxx	Discharged	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
7B96A8BB-9C7B-4384-A0D3-23A4E879EF8B	xxx	xxx		xxx	Discharged	XXX	Discharged	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
92D75046-7025-4D4E-AA18-5FE796A2013F	xxx	xxx	xxx	xxx	Terminated	xxx	Terminated	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
344919A6-87DC-432F-BBF7-A4C5B6E890CA	xxx	xxx	xxx	xxx	Active	xxx	POC Filed	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
C5BF08CC-E7EC-4EFD-9AC4-46EC5AE29A6C	xxx	xxx	xxx	xxx	Discharged	xxx	Cramdown	xxx	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
61119E00-C13F-43DE-AE8C-6FB4DF366A3E	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
707DC5BD-CD31-4217-8BA5-1CF7E4479519	xxx	xxx		xxx	Discharged	XXX	Discharged	xxx	Previously				Loan Modification	Completed	xxx	No	Yes	No			No	No	No		No	No	No		No	No	No	No		No	No	No
2B41886E-0439-4D12-B54E-41CDFCCE9CF4	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	Yes	No
B5D996D5-550C-4F70-9CF7-BA726812B13D	xxx	xxx		xxx	Discharged	XXX	Discharged	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
298AFE01-FBD2-4C14-923F-2AC74473F353	xxx	xxx		n/a	Discharged		Discharged		Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3CAC64F2-1FE5-49FF-96A5-8ABE6F4EB2F7	xxx	xxx		Not Determined	Discharged	XXX	Discharged	xxx	Currently	Loan Modification	In Process	xxx				No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
C5667CC9-B76D-44CC-A487-A151A3BD66BC	xxx	xxx		Not Determined	Discharged		Discharged		Previously				Loan Modification	Completed	xxx	No	Yes	No			No	No	No		No	No	No		No	No	No	No		No	No	No
0A10241C-6CC3-4788-9920-77816C2A2784	xxx	xxx	xxx	Not Determined	Active	XXX	Performing under Plan	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
0BFC2F25-F41E-4239-A971-F25B9FEE48C4	xxx	xxx	xxx	xxx	Active	xxx	Performing under Plan	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
F8BD8613-BF09-48BE-BAAE-0814637503B7	xxx	xxx	xxx	xxx	Active	xxx	Performing under Plan	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
42173291-B9F5-4801-96CA-506B58CCD1CA	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
16B74A40-3623-4D86-A1D5-072FACCBB44B	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
AB3F4490-89BB-4012-8DD1-D5112DED27BE	xxx	xxx		xxx	Discharged	XXX	Discharged	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
1F255987-DBB8-4FBA-B761-1AD48A2C9FBB	xxx	xxx	xxx	xxx	Discharged	xxx	Discharged	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	Yes	No
0A3D2A33-7C1C-466E-A3F2-4D6A7E0BD2A9	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
2A54EC34-B8F5-4258-927C-7F29C4784044	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
BDE5E353-8582-4680-975D-CF211D04C3BF	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	Yes	No			No	No	No		No	No	No		No	No	No	No		No	No	No
193BB0A4-C2AF-4159-9154-76C87E58B47E	xxx	xxx		xxx	Discharged	XXX	Discharged	xxx	Previously				Loan Modification	Completed	xxx	No	Yes	No			No	No	No		No	No	No		No	No	No	No		No	No	No
AF2E0F48-206B-47EB-8125-D43BDD4B01FB	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	Yes	Storm Damage	$0-$5,000	No	No	No		No	No	No		No	No	No	No		No	No	No
CDEC65D1-7F90-4A88-A577-FE9508AAB84E	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	Yes	No
8C43675D-7B32-4CA6-A1F2-C8E5833F3674	xxx	xxx		Not Determined	Discharged		Discharged		Previously				Loan Modification	Completed	xxx	No	No	Yes	Storm Damage		No	No	No		No	No	No		No	No	No	No		No	No	No
F0A2762C-8DAE-4284-A262-F08CEABAD829	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
5F04CEFC-C0F9-4784-8FB5-1C826DDEC147	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
091A9D56-4E98-47A2-BE1B-7FACDC6E1772	xxx	xxx	xxx	xxx	Dismissed		Dismissed	xxx	Previously		N/A		Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
7EB1A328-74D5-4C61-A956-73F28198D9FF	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
9B03480C-84B3-4421-B92C-C8828D531B5C	xxx	xxx	xxx	xxx	Dismissed	xxx	Dismissed	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
958AC382-FB6D-4B1D-8C8E-CA633B2B2989	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
6888B5FF-CC85-4461-8B14-96B8AED7EF88	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
485EC127-5CD1-4450-A536-CDF58209EA17	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
A4D371D2-305C-46CF-AE6E-00FC7C44949D	xxx	xxx		N/A	Relief Granted	XXX	Relief Granted	xxx	Previously				Loan Modification	Completed	xxx	No	No	Yes	Not Determined		No	No	No		No	No	No		No	No	No	No		No	No	No
82D5ED3C-930A-40A7-AA7D-168C474FAAF1	xxx	xxx	xxx	xxx	Active	xxx	Bankruptcy Filed	xxx	Never							Yes	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
ADAAE43C-EBB8-4014-A709-98389CE8862A	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
554A36E5-0FA6-44A9-A2ED-043D9A7FE4D6	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	Yes	No			No	No	No		No	No	No		No	No	No	No		No	Yes	No
5D776C4C-485F-43A6-8555-76D7FBAE2ADE	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
24A1652E-A3D3-45C0-932D-7E0244DA2250	xxx	xxx	xxx	xxx	Discharged	xxx	Discharged		Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
23A59139-2A9D-4D29-B037-83D7F38F3435	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
958FD97E-7A9E-4BBC-9E24-5E0AB004A377	xxx	xxx		xxx	Discharged	XXX	Discharged	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
4A0671B4-0D73-4902-872D-F7534314181C	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
2C971E2D-14FA-4273-A99D-887D78CBB08E	xxx	xxx	xxx	xxx	Dismissed	xxx	Dismissed	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
136202F9-3BAD-4B28-9476-4955CADAC3D7	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	Yes	Environmental Issues		No	No	No		No	No	No		No	No	No	No		No	Yes	No
592299A0-8409-40E5-85B2-D34008E350F1	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
16967664-17D6-4463-8D81-F5374C232C64	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	Yes	No			No	No	No		No	No	No		No	No	No	No		No	No	No
8EDEE267-079D-4275-B505-DEC1DBD828D6	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
44E872F0-166A-4445-885F-B89A56C0F205	xxx	xxx		xxx	Discharged	XXX	Discharged	xxx	Previously				Loan Modification	Declined	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
425CE6A7-761C-4CA2-BB36-485DE3F8C413	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	Yes	No			No	No	No		No	No	No		No	No	No	No		No	No	No
1C271C0E-C03C-4B46-B6E9-942A21AA54AA	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
7BC3E507-94B4-4AAF-9423-662E0649790A	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	Yes	No			No	No	No		No	No	No		No	No	No	No		No	No	No
F117DEEB-1BA9-4E2E-860B-B5E823CA9D5C	xxx	xxx							Previously				Payment Deferral/Extension	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	Yes	No
06EB4E42-865D-4A11-A3CF-186996155C95	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
342437E4-C4D8-4048-BED5-13AA0E49449C	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
FB06FCAB-55E2-4215-BB40-930A85824DED	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
CE217F7C-4748-4E63-9F9D-8E2CD35C7A4C	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
01BD6AD6-D8D6-480D-96AF-95ECE1C66D72	xxx	xxx		Not Determined	Not Determined		Not Determined		Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
C9FEC0A0-D3B7-4FD8-8B1A-883073FAC978	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
34F2EAA7-83D5-415C-AC25-D6980F510B9E	xxx	xxx		Not Determined	Discharged		Discharged		Previously				Loan Modification	Declined	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
E27B59C4-D3FC-4C99-950C-BAE73F961D85	xxx	xxx	xxx	xxx	Discharged	xxx	Discharged	xxx	Previously				Loan Modification	Declined	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
A94AA148-86A2-48CA-B315-3A24982A1B87	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
D35B9353-302F-4AED-A006-7A336BB04A92	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	Yes	Hail	$5,000-$10,000	No	No	No		No	No	No		No	No	No	No		No	No	No
E1676D6A-9A43-4F6D-994A-C9949B113223	xxx	xxx		Not Determined	Not Determined		Not Determined		Previously				Repayment Plan	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
C6D191E6-7A15-4A67-88FD-13EF505BD145	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	Yes	No
EE73AE89-813E-4AD1-8467-B8C961BD4081	xxx	xxx	xxx	xxx	Discharged	xxx	Discharged	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
6F3E0E89-B1CB-40B0-BA13-63473028C78D	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
00E320D0-F304-4D59-A47E-2EA291530F90	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
C9AE8026-C5FB-4DEA-B379-B1454A35F269	xxx	xxx		xxx	Not Determined		Not Determined		Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
E32D9585-B511-43A7-A865-7EE05E42B3E6	xxx	xxx	xxx	xxx	Discharged	xxx	Discharged	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
D3955274-FBFA-46ED-84BD-6F6AB6AA57B4	xxx	xxx							Previously				Loan Modification	Completed	xxx	Yes	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
7B2E3C60-22D2-4A02-9600-8E60C0CA6F29	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
152B2E20-EB8F-4413-BBFE-4D8A4C502506	xxx	xxx		N/A	Discharged	XXX	Discharged	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
A10EF059-6C92-42F5-B306-995546FC7AE1	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
7516950E-3619-4335-AADB-ADFF8C4361E4	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
A3E201B5-323A-454E-8FEC-E51B2DA54AA2	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
464894A5-6030-4FED-8AF8-0A2F1525D544	xxx	xxx		Not Determined	Discharged		Discharged		Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
1A9E1CA1-AB04-4E61-AB49-8FB129842CCF	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
CE0C4D30-CAD1-4776-8EAF-6A8FADC4CF35	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
44198333-B0EE-4946-9285-6DABC5C84156	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
ED2ABD68-4643-4ED5-9D0A-071A968E0E0C	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
F3B3A48B-69C3-4F20-9668-18678C1842D7	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	Yes	Not Determined		No	No	No		No	No	No		No	No	No	No		No	No	No
69EDE1EB-9AD2-47EA-9782-4B4E14D6C934	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
28254A1B-B93A-4DFC-99E0-2A78053C9DC1	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
E3BB57C4-188F-4349-BACB-C1F21A13CC85	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
4A25715C-C424-4274-BAB9-BE32DE15858C	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
46C9F5BB-8620-4874-9593-B12627C935F2	xxx	xxx							Previously				Repayment Plan	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
FA7BE585-181E-4C42-921A-63BA3E28EBDF	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
5D95FA14-E9F6-447D-B7B2-7696977EFC78	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
AC1DD198-A699-47C2-B1B2-9A78897D2219	xxx	xxx							Previously				Loan Modification	Completed	xxx			No
9A1BACED-1248-4716-AC30-38B980658F23	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
8B81EF0B-9D9F-49EC-9BEF-5BE955122EEA	xxx	xxx							Previously				Loan Modification	Completed	xxx	Yes	No	No			No	No	No		No	No	No		No	No	No	No		No	Yes	No
6327E0BF-AB1C-4C69-A3BC-2DBBE4679C32	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
C86897A5-35FE-427C-A5EF-8DC01BCED959	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	Yes	No
3B9D5A91-CCBA-4162-B6B0-47C1AE65315D	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
7480A7F3-BA7A-4D1B-8DBE-2069C24DDB45	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	Yes	No
ABAA86B6-4D52-4206-8EC7-B55CB8600D68	xxx	xxx		xxx	Active	XXX	Not Determined	xxx	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
8E3A1725-ADF3-4278-AB44-7EEF817C4AA5	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
035800A4-BA19-4A54-8DEE-840B91185E09	xxx	xxx		Not Determined	Discharged	XXX	Discharged	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
0D289DF8-2BD5-4137-AE48-510C84742371	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
7F6CAF0F-726C-4765-94D0-3BB14A7303D4	xxx	xxx		xxx	Active	XXX	Performing under Plan	xxx	Previously				Loan Modification	Completed	xxx	No	Yes	No			No	No	No		No	No	No		No	No	No	No		No	No	No
BFF4EB23-2748-448F-B602-842C51F02ECC	xxx	xxx	xxx	xxx	Discharged	xxx	Discharged	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
DB22FA4F-B6F6-48DF-B2EC-D1A33C498F40	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
46071848-DA95-4480-8717-44194726F02D	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
B92DF0F9-4B76-49B1-9DA4-0EFF197B8011	xxx	xxx		Not Determined	Discharged	XXX	Discharged		Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
58F307B8-6872-4969-BCE8-39D2911C71AC	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	Yes	Fire		No	No	No		No	No	No		No	No	No	No		No	No	No
35880815-2D56-4687-ABB1-129151B88E32	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	Yes	No			No	No	No		No	No	No		No	No	No	No		No	No	No
91508979-0D44-4FF2-9300-B1A726E5C7FF	xxx	xxx		xxx	Dismissed	XXX	Dismissed	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	Yes	No
6068D0F9-04DF-43A2-B041-1C9613C5C4DC	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3075156B-3E38-4FC3-B0FD-06CA02BEDF72	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
D5F65B3C-FED9-4901-B19D-E8D4F5FE3833	xxx	xxx		Not Determined	Discharged	XXX	Discharged		Previously				Loan Modification	Completed	xxx	No	Yes	No			No	No	No		No	No	No		No	No	No	No		No	No	No
A616718D-CAB5-40D1-8D19-BE490C8739D2	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
7B583C37-FE0D-456A-961E-0360A00C5FE6	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
DDA4FF95-9943-45BD-9077-AF0FDEA925BD	xxx	xxx	xxx	Not Determined	Discharged	XXX	Discharged	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
8BC6861D-A311-42D8-9245-1DBE8484FA10	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
386386E1-762B-4E0A-8469-A77B605071F3	xxx	xxx		xxx	Discharged	XXX	Discharged		Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
AF94302D-7C8B-4B85-B2FE-D04528271C69	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
F5E736B2-70CB-48E6-B90D-303C713408AD	xxx	xxx		Not Determined	Discharged	XXX	Discharged	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
CBE2BDF6-F199-4488-99B3-6CEE685EDB59	xxx	xxx	xxx	xxx	Dismissed	xxx	Dismissed	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
0A68C9F8-B824-4A66-996A-0AF02A40ACE7	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	Yes	No
E6995616-986D-4712-862E-E4CF0CAADB1C	xxx	xxx		Not Determined	Discharged	XXX	Discharged		Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
611BEE2C-2C5F-421F-B637-0AE1FBA66F55	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
B4484513-7B42-430F-B93C-8531ED7F2E1E	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	Yes	No
567640E8-52B5-422A-B9F6-7351520345F4	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	Yes	No
662FF632-ED9E-4073-90FC-24611D098989	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
041D6E98-FD63-43B0-9220-11114D26B57D	xxx	xxx	xxx	xxx	Discharged	xxx	Discharged	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
8F691E22-F64F-49D0-AF21-423223176451	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
37D82CE4-19B1-46FB-8F17-008B2A957041	xxx	xxx							Never				N/A	N/A				Yes
FC6479E5-DF6F-4935-AF63-45DBED117DEB	xxx	xxx							Never				N/A	N/A				No
A0E66BA7-B390-471B-9610-E2DDF308CB7E	xxx	xxx							Never				N/A	N/A				No
C07F926B-12DF-429E-A822-F95CAD0FD5CE	xxx	xxx							Previously				Loan Modification	Completed		No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
ABF07F64-E6C5-4EF9-9D64-6491F0864292	xxx	xxx	xxx	xxx	Active	xxx	Performing under Plan	xxx	Never							No	No	No			No	No	No		No	No	Yes	Unsatisfied Other Mortgage	No	No	No	No		No	No	No
B6570A14-9583-4B8C-8D91-3A4DE721D4DA	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
83322441-8F1D-401B-A074-87B16AB7E335	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
FA88DB78-CD46-4F79-BE4D-FC17F6F95C8E	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
17313DCA-4E7B-4FD7-9D98-F39A34CE3B19	xxx	xxx	xxx	xxx	Active		Performing under Plan		Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
DFB5D775-951F-4326-80F8-A7711D53524D	xxx	xxx							Previously				Loan Modification	Completed		No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
22C1B0A3-2A42-4D07-8CE0-6B5C3A70D670	xxx	xxx	xxx	xxx	Discharged	xxx	Discharged	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
049EC0D2-D21A-443A-A30A-572BAB3646CA	xxx	xxx	xxx	xxx	Dismissed	xxx	Dismissed	xxx	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
0F137445-1EF3-49F3-B055-C395F9BC84F0	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
5B2F8CD3-6824-453F-B7DE-8989C6EF4111	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
A39941F7-5303-49BF-8D35-5F71350893E0	xxx	xxx							Previously				Loan Modification	Completed		No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
25039AE9-436A-44E9-9299-6478322EC667	xxx	xxx	xxx	xxx	Discharged	xxx	Discharged	xxx	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
1585550A-71CB-4DB5-B05B-F9D51BF20D1A	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
27FBE9BB-9865-4B29-B85F-D7B65EE140A0	xxx	xxx							Previously				Loan Modification	Denied	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
8B5E22BF-F13D-4FD5-80AE-477ECDA819A5	xxx	xxx	xxx	xxx	Relief Granted	xxx	Relief Granted	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
4E9C4E50-336D-400D-BEA1-986E92B0B370	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
EE27C857-E7CF-41F8-9338-CA7D8EF97197	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	Yes	No
0E773B12-3B08-41F6-A21B-001A56C90E49	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
842A1E35-D6E1-42B5-BAB9-EC65028D38E3	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
7959A9D5-D832-4C1A-9B4C-5716E05A7757	xxx	xxx	xxx	xxx	Discharged	xxx	Discharged	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	Yes	No
DEE15E4F-F2A6-44E9-A937-2503BCA346E2	xxx	xxx	xxx	Not Determined	Discharged	XXX	Discharged	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
9F98FB87-3B05-4079-AC01-C8CD2DF389BA	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
E070808F-676B-4D60-9E06-BCB1B4693339	xxx	xxx							Previously				Repayment Plan	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
348141AE-A7F3-4D7D-B2A6-DBC05009CFE4	xxx	xxx							Previously				Repayment Plan	Denied	xxx	Yes	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
5D997242-2CC0-4EE8-8AEA-ED616AC971AD	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
FD2AC0F5-485B-4919-BB01-ECC4F6F0C0C5	xxx	xxx	xxx	xxx	Relief Granted	xxx	Discharged	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
9768BE89-9889-41F9-817C-743D5A976FD6	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
8B41DCCD-9FF9-41FC-BDF7-805393E9C09C	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
215C48AA-E853-4EBC-A22D-19C9FD6B912F	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	Yes	No
3AF90036-8D68-4E7B-B3A6-6FE527E9673B	xxx	xxx		Not Determined	Discharged		Discharged		Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
683813F2-EE87-4016-87B9-B24B01D8A6B8	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
C24C2F90-80D3-4B75-98B7-A7E51DA3EC89	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
D4735A36-F156-4926-9827-E64374C6BBF4	xxx	xxx	xxx	xxx	Active	xxx	Bankruptcy Filed	xxx	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
315739	xxx	xxx	xxx	xxx	Active	xxx	POC Filed	xxx	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
8820B056-242A-4F7C-9758-1E1FF5278280	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
BC319460-4255-4C9E-B900-AEEBCC31A273	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
0FB83DFC-D3A5-445E-96C8-00E1E982FB19	xxx	xxx		N/A	Discharged	XXX	Discharged	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
733BEB56-814D-4954-B660-AC1C108FBD65	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
5F0C942A-C5BA-4FAF-9DFE-6B0CD588409D	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	Yes	Yes	Environmental Issues		No	No	No		No	No	No		No	No	No	No		No	Yes	No
E507E2CD-51A2-4D4E-98AD-14400DE4DA5F	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
A1E96584-946C-41C9-8548-DE93DDCF968C	xxx	xxx							Currently	Loan Modification	In Process	xxx				No	No	Yes	Other	$0-$5,000	No	No	No		No	No	No		No	No	No	No		No	Yes	No
94BC26BF-4D3B-4A45-A969-3617F007E6B2	xxx	xxx							Previously				Loan Modification	Completed		No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
0F1B00D9-6A77-43A2-9202-99151110FEA2	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
20FEE797-2CA0-409C-B601-2C05E6988ABB	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	Yes	Other		No	No	No		No	No	No		No	No	No	No		No	No	No
2BA830A7-E32C-41B6-A8C5-F2E92C055708	xxx	xxx							Never							No	No	Yes	Other	$0-$5,000	No	No	No		No	No	No		No	No	No	No		No	No	No
74FD76F8-945F-4F5D-934C-0CF7D9C96DF3	xxx	xxx							Previously				Forbearance	Declined	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	Yes	No
2F3D6AEB-8FE6-4DA7-9970-E76D125D0A5E	xxx	xxx	xxx	xxx	Discharged	xxx	Discharged	xxx	Previously				Repayment Plan	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
9FF1A3EC-AC40-4020-8ADE-86742F4F88BF	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
56FE050B-2E03-42DE-ABD2-BF00029C5981	xxx	xxx							Previously				Payment Deferral/Extension	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
414D7374-6845-418A-8AD1-B148DF37D624	xxx	xxx							Previously				Loan Modification	Completed		No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
16192C41-1A95-4CF8-9669-D5027B727D4C	xxx	xxx							Previously				Payment Deferral/Extension	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
A485C9D7-00FE-4BA9-8ADC-2DBCB597CF55	xxx	xxx		Not Determined	Not Determined		Not Determined		Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
D2BC315F-68FC-4B34-A767-F3D4429212FC	xxx	xxx							Currently	Repayment Plan	Approved	xxx	Payment Deferral/Extension	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
8D3D3E59-25C4-481B-A8FE-38F0064B2AF2	xxx	xxx		Not Determined	Discharged		Discharged		Never							No	No	No			No	No	No		No	No	No		No	No	No	Yes	$0-$5,000	No	No	No
3674C7B5-1C65-4ACB-B803-5DE2B889C72D	xxx	xxx							Previously				Loan Modification	Completed		No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
BB7EEACD-FEAC-4179-8E0B-C01683494023	xxx	xxx	xxx	Not Determined	Discharged	XXX	Discharged	xxx	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
947B3A83-6D29-430C-8011-88323BD5DD92	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
E922A69A-EDA0-41A8-9AD9-A122423D1B98	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
7987202B-FEC3-43C3-ADB6-A9EED0893A24	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	Yes	No
014A9375-1C70-4E6B-BE6C-A0B520555EF0	xxx	xxx							Never							No	No	Yes	Storm Damage	$10,000-$50,000	No	No	No		No	No	No		No	No	No	No		No	No	No
193E8B8E-CC0C-4C85-B766-A6FF83302753	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		Yes	No	No
9952F6DB-F8D3-48F6-8867-8F47B1507D2C	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
A0CA8FE7-C18C-419A-A738-3C3C2A7F3B6D	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
A698FD55-CCFD-4323-AA78-D2C556995645	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3793DFDC-E50C-4A03-BC4A-0E7426F5AE31	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
DF947B82-ED12-424C-9645-68FD2AC14315	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
4FF3734A-999B-4790-9FB5-4725923031C0	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
FF616345-4157-4591-97B5-D94F980C6A4A	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
D0C8484A-E628-4BC5-A78F-667129E955E2	xxx	xxx	xxx	xxx	Active	xxx	Bankruptcy Filed	xxx	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
9DB3DC23-F932-46EC-ABED-07F8506969B6	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3D77F114-66D6-4ED6-B36F-B82B16A36D41	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	Yes	No
9E6424E7-46D5-40F4-9520-70F18CADECB5	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		Yes	No	No
A3D4C4BE-5B77-45A7-9CA6-EEAADD22EDF4	xxx	xxx							Previously				Loan Modification	Completed		No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
99D567F0-7039-42AB-845F-512920DDFBFE	xxx	xxx							Previously				Payment Deferral/Extension	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
34797AFE-B3CC-43C5-8E4B-61853636D435	xxx	xxx							Previously				Loan Modification	Completed		No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
5B705983-78E4-477A-864D-7343E1093CEC	xxx	xxx							Previously				Payment Deferral/Extension	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
4602735D-DACA-4B8F-9A0A-8CD69A8C06AA	xxx	xxx							Previously				Payment Deferral/Extension	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
9C1A5B8C-06CC-4B9C-A712-BBFE11C3B2D7	xxx	xxx							Previously				Payment Deferral/Extension	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
A2AB83CD-02D4-4265-8BCD-F3B064D33E25	xxx	xxx							Previously				Payment Deferral/Extension	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
A536F9E6-0BF7-4CB5-B3F0-7E25693B7F1A	xxx	xxx							Previously				Payment Deferral/Extension	Completed	xxx	No	No	Yes	Storm Damage		No	No	No		No	No	No		No	No	No	No		No	Yes	No
08296C93-27E6-4B93-B09D-3C550E894CD7	xxx	xxx							Previously				Payment Deferral/Extension	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
1279DB40-9A53-461B-9AA2-BF34BF41CC2B	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	Yes	No
F082A3B2-B73C-4C50-AC69-4A5F5C7990BB	xxx	xxx							Previously				Payment Deferral/Extension	Completed	xxx	No	No	Yes	Storm Damage		No	No	No		No	No	No		No	No	No	No		No	Yes	No
DB8EBC44-F2C8-4F82-B4F3-8525DA2C5416	xxx	xxx							Previously				Payment Deferral/Extension	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
9C857F15-4860-4ABE-BC1E-77F8F05BF1AC	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
B5CC81F6-F193-46D2-A4DF-271D276EF514	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
76ED30F8-5A55-4F0B-8226-EA1FDFE21EA9	xxx	xxx							Previously				Payment Deferral/Extension	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
D9F59F42-A6CE-48A3-83C2-A9DF3C1CA04E	xxx	xxx							Previously				Loan Modification	Completed	xxx	Yes	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
7D7AF1CB-573D-4F1F-BF21-B9F39FC4E3C4	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
11F103C9-2A99-412E-8DE7-11EC1AF0EC53	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
22B49A92-BC05-4219-8FCC-5A0169A6299C	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
F19AB81F-22BE-4A69-8271-30E57E83415B	xxx	xxx		Not Determined	Not Determined	XXX	Not Determined	xxx	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
1EFD1E7B-E089-4B90-81DE-AB03A72D7285	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
92AC5596-EF36-47C4-9C61-AB04D2477E35	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
8DB3F5C2-DC90-417C-AF5E-93018ADFE583	xxx	xxx							Previously				Payment Deferral/Extension	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
78395E85-960F-4105-A53A-A6900EF57E20	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
B8D752F5-8604-4C1B-A2FC-4B3D383BE097	xxx	xxx							Previously				Loan Modification	Completed		No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
C8E46F60-BDD4-4EB3-87ED-013B23E0FBA8	xxx	xxx							Previously				Repayment Plan	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
2839421C-72CE-44CB-B459-30A0BE2B3E6B	xxx	xxx							Previously				Payment Deferral/Extension	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
FC7681E6-7EFE-4B1D-AF88-E3AFBE2BA40E	xxx	xxx							Previously				Repayment Plan	Completed		No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3D1B1A11-2168-40C2-ADDD-330F5AEACBF1	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
E386CDC8-1193-458B-B028-4B38E4822F9D	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
7631BC51-14FA-496F-ACC7-881C1129B216	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	Yes	$0-$5,000	No	No	No
AEA38587-59E9-46F9-95DE-67C21E165055	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
0FE2AA77-6CF6-4470-B45B-67528371181A	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
2187EAFA-054B-469F-90F1-E20144DAF257	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
7ED0CCAB-5260-4CF6-9077-81768B58822F	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
2262CE94-9F56-4407-8CC8-B6DC7743C73E	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
7C55A55B-C281-4E6A-8645-879FD54F9AC1	xxx	xxx							Previously				Loan Modification	Completed		No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
96E9C900-2867-495F-ADB6-225E387FF981	xxx	xxx							Previously				Loan Modification	Completed		No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
F6297F07-3CFF-45F4-B80F-2137F5CEA6E4	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
D7E0E08F-C2F0-4EF9-8787-A9922B750D0D	xxx	xxx							Previously				Forbearance	Completed	xxx			No
0439B956-1E5D-4A54-B993-6C0FAC59E51A	xxx	xxx							Previously				Loan Modification	Completed	xxx			No
BABCFA29-11FE-4C1F-AE43-29AB52B0F9B4	xxx	xxx							Previously				Forbearance	Completed	xxx			No
A41C425A-F060-4F9A-9553-43D3D1457F5B	xxx	xxx							Previously				Forbearance	Completed	xxx			No
8BF7ADFC-C65D-43AD-BA12-87CBA06B2418	xxx	xxx							Previously				Loan Modification	Completed	xxx			No
BF9A50F7-D3CA-4D7C-A888-37BCC302BD10	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
E1F067C6-4C25-46A2-BC90-265F07E8ED1E	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
AB7050CF-F0D6-4394-9F4B-C4CC6E03AC12	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
AF85E126-63EE-48C1-A3E9-3F2DECB13DC4	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
CC75CA2F-5C8C-4B62-9D26-F9EE3E506D57	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
08905698-9FD0-49D8-BBAF-5C9EA25EC9AB	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
FAA02711-48BB-4C6A-8460-D33AB5ED8761	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
DC8F06B5-E4F7-4F1E-BECC-F7615016E718	xxx	xxx	xxx	xxx	Discharged	xxx	Discharged	xxx	Previously				Forbearance	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
0FBFF9F1-5912-40B7-B10B-B1D72182709C	xxx	xxx	xxx	xxx	Active	xxx	Bankruptcy Filed	xxx	Never							Yes	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
B46FDFCB-97A3-42DF-B486-D52A48CA34D7	xxx	xxx	xxx	xxx	Active	xxx	Performing under Plan	xxx	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
1C373DBB-7C6E-4C3C-B663-7836614D0102	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	Yes	$20,000-$50,000	No	No	No
4C1FF1AC-1EDB-4C39-B7A5-62E51D9827CD	xxx	xxx	xxx	xxx	Discharged	xxx	Discharged	xxx	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
D24BF0CF-7A55-49D6-99B7-74BB3EF56E20	xxx	xxx	xxx	Not Determined	Terminated	XXX	Terminated	xxx	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
0B3E9FA2-5E6E-463D-B65F-DE807E08EEF6	xxx	xxx	xxx	xxx	Discharged	xxx	Discharged	xxx	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
E5713FD3-CAC9-4FAD-9250-E59DC171C593	xxx	xxx		Not Determined	Discharged		Not Determined		Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
F2DD8615-B930-431F-9D3F-97E1EB54A344	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
6747BAE1-A0A7-4BF1-BDA8-3940C55054CF	xxx	xxx		N/A	Not Determined		Not Determined		Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
FF050633-F576-4F34-A914-647401299601	xxx	xxx		N/A	Not Determined		Not Determined		Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
9024BA12-0219-43BE-B02B-8E973980B3C2	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
2C2E3A5B-B9A1-4163-BEB7-EB589AE1FA06	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
99256674-7403-42CF-825B-57915BF1BC6F	xxx	xxx	xxx	xxx	Active	xxx	Performing under Plan	xxx	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	Yes
2F857826-61E4-42BA-A316-6CDF03186C83	xxx	xxx		N/A	Not Determined		Not Determined		Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
A0304342-BE77-4D08-A615-D96D2EF14418	xxx	xxx							Previously				Loan Modification	Completed		No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
FF1357EA-9478-42FD-B850-24545EB495F3	xxx	xxx	xxx	xxx	Active	xxx	Performing under Plan	xxx	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
B99EBF05-035F-437F-94B4-134E2EE94E42	xxx	xxx	xxx	xxx	Discharged	xxx	Discharged	xxx	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
47F7E442-8EFC-42B9-BB88-C97EB3865500	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
34290678-1B02-4F08-989D-3D4A6DB0B186	xxx	xxx	xxx	xxx	Active	xxx	POC Filed	xxx	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
6BBD91ED-154D-4E90-B8A1-C54910EDD5FB	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
33107419-5540-429B-8A4D-1ABAABEC4E94	xxx	xxx							Never							Yes	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
2FF55828-DEAA-4EF8-96C5-7004D23F512D	xxx	xxx		Not Determined	Not Determined		Not Determined		Previously				Loan Modification	Most Recently Denied	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
AFBA5791-E9EF-4EB5-AF76-988788DDADDE	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
BF72C680-FD7A-4B62-A7C7-D472AADD0FCD	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
836F3C22-1AA2-49CF-A250-629FDE5BE2EB	xxx	xxx	xxx	xxx	Discharged	xxx	Discharged	xxx	Previously				Payment Deferral/Extension	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
A4889889-895A-404C-B5D7-E21EFC685D0D	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
D8CAF4E2-C41E-42E5-8C58-5271BE2D575E	xxx	xxx	xxx	xxx	Active	xxx	Performing under Plan	xxx	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
7B24A1AA-10B2-464C-9B29-DCF5317612CF	xxx	xxx							Currently	Forbearance	In Process	xxx				No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
ED753C1F-85C4-431B-BE16-1AD7DB828072	xxx	xxx	xxx	xxx	Discharged	xxx	Discharged	xxx	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
FB6CE22E-DCD0-418D-8C2E-89FB44CCFD2C	xxx	xxx	xxx	xxx	Active	xxx	POC Filed	xxx	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
F5E4EF06-29C5-4411-A92A-7509D92DF914	xxx	xxx	xxx	xxx	Discharged	xxx	Discharged	xxx	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
DEAB1ABA-BC3F-4772-B271-DDDA48B7619E	xxx	xxx		Not Determined	Not Determined		Not Determined		Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
430BC5CD-3A82-4DD4-AFC5-BE5B80762DEC	xxx	xxx							Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
421ACBFD-F19A-47F5-BC6B-8A98CE4E1FA5	xxx	xxx	xxx	xxx	Discharged	xxx	Discharged	xxx	Previously				Loan Modification	Most Recently Denied	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
54FB0B52-B428-4AAC-9F4B-B09CFECE79DD	xxx	xxx		Not Determined	Discharged		Discharged		Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
C3D6E24D-EBD1-4B37-BF91-69038D91EA2E	xxx	xxx		xxx	Not Determined		Not Determined		Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
DC333BD6-3E33-4287-9C6B-410ED027ACEB	xxx	xxx	xxx	xxx	Discharged	xxx	Discharged	xxx	Previously				Payment Deferral/Extension	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
D2CF6A8C-E393-4E84-B1DE-67CABA297354	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	Yes	$0-$5,000	No	No	No
2B203AC7-9645-48FD-9742-5767383A0A60	xxx	xxx		Not Determined	Not Determined		Not Determined		Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
D0B5C264-D566-4417-8E77-F15930BAD30A	xxx	xxx		Not Determined	Not Determined		Not Determined		Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3E8DD796-356E-421A-BA2E-7017AE3CFB6B	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
860F63A1-5660-476A-919B-3CF660EB500D	xxx	xxx	xxx	xxx	Discharged	xxx	Discharged	xxx	Previously				Loan Modification	Denied	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
AF25B1E0-8533-4631-B96C-580C766FC70A	xxx	xxx	xxx	N/A	Discharged	XXX	Discharged	xxx	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
84B1014D-1E21-42C0-8EC5-3ABD131E41FE	xxx	xxx	xxx	xxx	Discharged	xxx	Discharged	xxx	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
0CBE64AF-E874-4325-B4B2-B42E2430B301	xxx	xxx		Not Determined	Not Determined		Not Determined		Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
1894438F-D1EF-4F8B-B6B6-5874E5F15464	xxx	xxx		Not Determined	Discharged		Discharged		Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
E9A35E91-363E-4698-BFBB-65AB249A803F	xxx	xxx		Not Determined	Not Determined		Not Determined		Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
953A234D-B151-4053-8C3D-6F297741F1C3	xxx	xxx		Not Determined	Not Determined		Not Determined		Previously				Loan Modification	Completed		No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
36F7993F-668E-4E99-B5F0-1C1A9BD3E837	xxx	xxx		Not Determined	Not Determined		Not Determined		Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
262AEBDF-4AFB-4F06-825D-4017AEEC4282	xxx	xxx	xxx	xxx	Discharged	xxx	Discharged	xxx	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
2B5DE344-2152-43F6-959B-A16CFF9FBF80	xxx	xxx	xxx	xxx	Active	xxx	Bankruptcy Filed	xxx	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
E2785E3E-39E1-436F-972E-8BA9752D3312	xxx	xxx	xxx	xxx	Discharged	xxx	Discharged	xxx	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
B4192E60-03A4-4A7F-8BF3-650A53110BFC	xxx	xxx		Not Determined	Not Determined		Not Determined		Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
5EFCEF78-E72B-404C-BF3B-1010DC36B853	xxx	xxx	xxx	xxx	Active	xxx	Performing under Plan	xxx	Never							No	No	No			No	No	No		No	No	No		No	No	Yes	No		No	No	No
FF9E4763-6499-450C-B1CA-CAE2C0B6D944	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
A78C5AC4-5C40-47B5-8368-D98DA6B291A6	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
962D762E-5EFA-422C-ADD2-F2494DC8DAE1	xxx	xxx	xxx	xxx	Discharged	xxx	Discharged	xxx	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
D7FB3CDB-283C-4821-8DA2-1F43A75582EE	xxx	xxx	xxx	xxx	Terminated	xxx	Terminated	xxx	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
5760CACF-4D1B-4A43-8436-47999F62F127	xxx	xxx	xxx	xxx	Discharged	xxx	Discharged	xxx	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
C6BBD795-DC9B-4EAA-8676-F21999F121AD	xxx	xxx	xxx	xxx	Discharged	xxx	Discharged	xxx	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
0FDA8F7F-02D8-4457-8F28-ECCB237812AE	xxx	xxx	xxx	xxx	Discharged	xxx	Discharged	xxx	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
708B8602-2F4A-4687-B3CE-E46BB79C88E4	xxx	xxx							Previously				Payment Deferral/Extension	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
ABD6E381-5D49-414D-86E7-896098E0C4FE	xxx	xxx		Not Determined	Discharged	XXX	Discharged	xxx	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
5DD14F5C-F3F0-46D2-90C4-123145421ED3	xxx	xxx	xxx	xxx	Discharged	xxx	Discharged	xxx	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
568D07E7-A658-4FAF-863A-E13329ADCF8C	xxx	xxx		xxx	Not Determined		Not Determined		Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
8346954D-0158-4D0F-9780-7103009C928F	xxx	xxx	xxx	xxx	Discharged	xxx	Discharged	xxx	Previously				Loan Modification	Most Recently Denied	xxx	No	No	No			No	No	No		No	No	No		No	No	No	Yes	$5,000-$10,000	No	No	No
04FA6154-FA1C-4DD3-80BF-98FBB49097C4	xxx	xxx							Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	Yes
64FDE4AC-B862-4F9B-9072-BD0F2D897696	xxx	xxx	N/A						Previously				Loan Modification	Completed	N/A			No
20D9C837-F1DF-4EC2-83E4-85228FEA4A71	xxx	xxx	N/A						Previously				Loan Modification	Completed	xxx			No
6FD00639-47C1-449A-9DB4-251CE9D184C6	xxx	xxx							Previously				Forbearance	Completed				No
FA0EA4C1-E647-4967-BE97-6C965F8FD458	xxx	xxx							Never				N/A	N/A				No
1EBC09C0-886E-4D72-8D93-6C34DAD181E0	xxx	xxx	xxx						Never				N/A	N/A				No
11DE7E94-543A-4E35-B7F8-6DBFFAFE5555	xxx	xxx							Never				N/A	N/A				No
67602728-84E3-49C9-8833-6DE74AE78D55	xxx	xxx							Never				N/A	N/A				No
92CCD45F-2805-492A-AB90-7386C162771E	xxx	xxx							Previously				Loan Modification	Completed	xxx			No